UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05555

SANFORD C. BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East, New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2025

Date of reporting period: September 30, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: AICYX

September 30, 2025

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Portfolio Information

California Municipal Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the California Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/AICYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$51	0.50%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, all share classes underperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”), but outperformed its Lipper peer group average. Yield-curve positioning detracted, relative to the benchmark. Overall exposure to local general obligation bonds, water revenue bonds and taxable municipals contributed to performance.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which contributed to overall performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, selections in taxable municipals contributed.

Top detractors from performance:

  During the 12-month period, yield-curve positioning detracted from performance.

Advisor Class: AICYX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Municipal Bond Index	Bloomberg 1-10 Yr Municipal Bond Blend
07/16	$10,000	$10,000	$10,000
09/16	$9,991	$9,987	$9,989
09/17	$10,019	$10,074	$10,089
09/18	$10,011	$10,109	$10,070
09/19	$10,570	$10,974	$10,716
09/20	$10,849	$11,423	$11,156
09/21	$11,098	$11,723	$11,304
09/22	$10,274	$10,375	$10,451
09/23	$10,611	$10,651	$10,690
09/24	$11,481	$11,756	$11,484
09/25	$11,758	$11,919	$11,845

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 7/25/16
Advisor Class	2.34%	1.61%	1.78%
Bloomberg Municipal Bond Index	1.39%	0.86%	1.93%
Bloomberg 1-10 Yr Municipal Bond Blend	3.14%	1.21%	1.86%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/AICYX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$1,085,834,765
# of Portfolio Holdings	371
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net)	$4,418,892

Advisor Class: AICYX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.1%
AA	44.1%
A	23.7%
BBB	8.2%
BB	3.6%
B	0.1%
A-1+	5.1%
Not Rated	7.1%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown (% of Net Assets)

Value	Value
California	90.9%
Guam	2.2%
New Jersey	1.3%
Puerto Rico	0.9%
Illinois	0.6%
Kentucky	0.4%
Wisconsin	0.3%
Georgia	0.2%
Ohio	0.1%
Pennsylvania	0.1%
Washington	0.1%
Other	0.7%
Other assets less liabilities	2.2%

Advisor Class: AICYX

3

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/AICYX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ICAM-ADV-0153-0925

Advisor Class: AICYX

4

Municipal Class: SNCAX

September 30, 2025

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Portfolio Information

California Municipal Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the California Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SNCAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Class	$58	0.57%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, all share classes underperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”), but outperformed its Lipper peer group average. Yield-curve positioning detracted, relative to the benchmark. Overall exposure to local general obligation bonds, water revenue bonds and taxable municipals contributed to performance.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which contributed to overall performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, selections in taxable municipals contributed.

Top detractors from performance:

  During the 12-month period, yield-curve positioning detracted from performance.

Municipal Class: SNCAX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Municipal Class	Bloomberg Municipal Bond Index	Bloomberg 1-10 Yr Municipal Bond Blend
09/15	$10,000	$10,000	$10,000
09/16	$10,346	$10,558	$10,340
09/17	$10,370	$10,650	$10,443
09/18	$10,356	$10,687	$10,424
09/19	$10,925	$11,601	$11,093
09/20	$11,208	$12,076	$11,548
09/21	$11,456	$12,393	$11,701
09/22	$10,602	$10,968	$10,818
09/23	$10,943	$11,260	$11,065
09/24	$11,832	$12,428	$11,888
09/25	$12,101	$12,601	$12,261

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Municipal Class	2.27%	1.55%	1.93%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Bloomberg 1-10 Yr Municipal Bond Blend	3.14%	1.21%	2.06%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SNCAX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$1,085,834,765
# of Portfolio Holdings	371
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net)	$4,418,892

Municipal Class: SNCAX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.1%
AA	44.1%
A	23.7%
BBB	8.2%
BB	3.6%
B	0.1%
A-1+	5.1%
Not Rated	7.1%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown (% of Net Assets)

Value	Value
California	90.9%
Guam	2.2%
New Jersey	1.3%
Puerto Rico	0.9%
Illinois	0.6%
Kentucky	0.4%
Wisconsin	0.3%
Georgia	0.2%
Ohio	0.1%
Pennsylvania	0.1%
Washington	0.1%
Other	0.7%
Other assets less liabilities	2.2%

Municipal Class: SNCAX

3

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SNCAX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCBI-1947-CA-0153-0925

Municipal Class: SNCAX

4

Advisor Class: AIDYX

September 30, 2025

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Portfolio Information

Diversified Municipal Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/AIDYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$43	0.42%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, all share classes underperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). All share classes, with the exception of Class C, outperformed their Lipper peer group average. Yield-curve positioning detracted, relative to the benchmark. Overall security selection contributed. In particular, security selection within multi-family housing was additive.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which added to overall performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection contributed to performance.

Top detractors from performance:

  During the 12-month period, yield-curve positioning detracted from performance.

Advisor Class: AIDYX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Municipal Bond Index	Bloomberg 1-10 Yr Municipal Bond Blend
09/15	$10,000	$10,000	$10,000
09/16	$10,330	$10,558	$10,340
09/17	$10,367	$10,650	$10,443
09/18	$10,317	$10,687	$10,424
09/19	$10,958	$11,601	$11,093
09/20	$11,299	$12,076	$11,548
09/21	$11,622	$12,393	$11,701
09/22	$10,710	$10,968	$10,818
09/23	$11,014	$11,260	$11,065
09/24	$11,920	$12,428	$11,888
09/25	$12,220	$12,601	$12,261

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	2.45%	1.57%	2.03%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Bloomberg 1-10 Yr Municipal Bond Blend	3.14%	1.21%	2.06%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-intermediate-diversified-municipal-portfolio.Advisor.085568483.html#performance for the most recent performance information.

Key Portfolio Statistics

Net Assets	$5,160,184,488
# of Portfolio Holdings	1,038
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net)	$17,802,073

Advisor Class: AIDYX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.6%
AA	42.9%
A	28.8%
BBB	9.2%
BB	2.5%
B	0.1%
A-1+	5.0%
Not Rated	3.9%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown (% of Net Assets)

Value	Value
New York	11.0%
California	8.7%
Texas	6.1%
New Jersey	5.9%
Pennsylvania	5.7%
Florida	5.4%
Illinois	4.8%
South Carolina	3.7%
Alabama	3.1%
Michigan	3.0%
Colorado	2.9%
Georgia	2.6%
Washington	2.6%
Wisconsin	2.5%
Other	30.3%
Other assets less liabilities	1.7%

Advisor Class: AIDYX

3

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/AIDYX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IDM-ADV-0153-0925

Advisor Class: AIDYX

4

Class A: AIDAX

September 30, 2025

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Portfolio Information

Diversified Municipal Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/AIDAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	0.67%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, all share classes underperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). All share classes, with the exception of Class C, outperformed their Lipper peer group average. Yield-curve positioning detracted, relative to the benchmark. Overall security selection contributed. In particular, security selection within multi-family housing was additive.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which added to overall performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection contributed to performance.

Top detractors from performance:

  During the 12-month period, yield-curve positioning detracted from performance.

Class A: AIDAX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg Municipal Bond Index	Bloomberg 1-10 Yr Municipal Bond Blend
09/15	$9,699	$10,000	$10,000
09/16	$9,998	$10,558	$10,340
09/17	$10,009	$10,650	$10,443
09/18	$9,935	$10,687	$10,424
09/19	$10,531	$11,601	$11,093
09/20	$10,823	$12,076	$11,548
09/21	$11,105	$12,393	$11,701
09/22	$10,209	$10,968	$10,818
09/23	$10,472	$11,260	$11,065
09/24	$11,304	$12,428	$11,888
09/25	$11,566	$12,601	$12,261

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	2.26%	1.33%	1.78%
Class A (with sales charges)	-0.84%	0.72%	1.47%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Bloomberg 1-10 Yr Municipal Bond Blend	3.14%	1.21%	2.06%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-intermediate-diversified-municipal-portfolio.A.085568772.html#performance for the most recent performance information.

Key Portfolio Statistics

Net Assets	$5,160,184,488
# of Portfolio Holdings	1,038
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net)	$17,802,073

Class A: AIDAX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.6%
AA	42.9%
A	28.8%
BBB	9.2%
BB	2.5%
B	0.1%
A-1+	5.0%
Not Rated	3.9%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown (% of Net Assets)

Value	Value
New York	11.0%
California	8.7%
Texas	6.1%
New Jersey	5.9%
Pennsylvania	5.7%
Florida	5.4%
Illinois	4.8%
South Carolina	3.7%
Alabama	3.1%
Michigan	3.0%
Colorado	2.9%
Georgia	2.6%
Washington	2.6%
Wisconsin	2.5%
Other	30.3%
Other assets less liabilities	1.7%

Class A: AIDAX

3

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/AIDAX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IDM-A-0153-0925

Class A: AIDAX

4

Class C: AIMCX

September 30, 2025

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Portfolio Information

Diversified Municipal Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/AIMCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$143	1.42%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, all share classes underperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). All share classes, with the exception of Class C, outperformed their Lipper peer group average. Yield-curve positioning detracted, relative to the benchmark. Overall security selection contributed. In particular, security selection within multi-family housing was additive.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which added to overall performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection contributed to performance.

Top detractors from performance:

  During the 12-month period, yield-curve positioning detracted from performance.

Class C: AIMCX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	Bloomberg Municipal Bond Index	Bloomberg 1-10 Yr Municipal Bond Blend
09/15	$10,000	$10,000	$10,000
09/16	$10,234	$10,558	$10,340
09/17	$10,168	$10,650	$10,443
09/18	$10,011	$10,687	$10,424
09/19	$10,532	$11,601	$11,093
09/20	$10,751	$12,076	$11,548
09/21	$10,948	$12,393	$11,701
09/22	$9,981	$10,968	$10,818
09/23	$10,170	$11,260	$11,065
09/24	$10,895	$12,428	$11,888
09/25	$11,055	$12,601	$12,261

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	1.42%	0.55%	1.01%
Class C (with sales charges)	0.43%	0.55%	1.01%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Bloomberg 1-10 Yr Municipal Bond Blend	3.14%	1.21%	2.06%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-intermediate-diversified-municipal-portfolio.C.085568756.html#performance for the most recent performance information.

Key Portfolio Statistics

Net Assets	$5,160,184,488
# of Portfolio Holdings	1,038
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net)	$17,802,073

Class C: AIMCX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.6%
AA	42.9%
A	28.8%
BBB	9.2%
BB	2.5%
B	0.1%
A-1+	5.0%
Not Rated	3.9%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown (% of Net Assets)

Value	Value
New York	11.0%
California	8.7%
Texas	6.1%
New Jersey	5.9%
Pennsylvania	5.7%
Florida	5.4%
Illinois	4.8%
South Carolina	3.7%
Alabama	3.1%
Michigan	3.0%
Colorado	2.9%
Georgia	2.6%
Washington	2.6%
Wisconsin	2.5%
Other	30.3%
Other assets less liabilities	1.7%

Class C: AIMCX

3

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/AIMCX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IDM-C-0153-0925

Class C: AIMCX

4

Class Z: AIDZX

September 30, 2025

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Portfolio Information

Diversified Municipal Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/AIDZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$40	0.40%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, all share classes underperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). All share classes, with the exception of Class C, outperformed their Lipper peer group average. Yield-curve positioning detracted, relative to the benchmark. Overall security selection contributed. In particular, security selection within multi-family housing was additive.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which added to overall performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection contributed to performance.

Top detractors from performance:

  During the 12-month period, yield-curve positioning detracted from performance.

Class Z: AIDZX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	Bloomberg Municipal Bond Index	Bloomberg 1-10 Yr Municipal Bond Blend
07/18	$10,000	$10,000	$10,000
09/18	$9,988	$9,982	$9,992
09/19	$10,617	$10,836	$10,633
09/20	$10,943	$11,279	$11,069
09/21	$11,258	$11,576	$11,216
09/22	$10,377	$10,244	$10,369
09/23	$10,674	$10,517	$10,606
09/24	$11,555	$11,608	$11,395
09/25	$11,846	$11,770	$11,753

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 7/2/18
Class Z	2.45%	1.59%	2.37%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.27%
Bloomberg 1-10 Yr Municipal Bond Blend	3.14%	1.21%	2.25%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-intermediate-diversified-municipal-portfolio.Z.085568426.html#performance for the most recent performance information.

Key Portfolio Statistics

Net Assets	$5,160,184,488
# of Portfolio Holdings	1,038
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net)	$17,802,073

Class Z: AIDZX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.6%
AA	42.9%
A	28.8%
BBB	9.2%
BB	2.5%
B	0.1%
A-1+	5.0%
Not Rated	3.9%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown (% of Net Assets)

Value	Value
New York	11.0%
California	8.7%
Texas	6.1%
New Jersey	5.9%
Pennsylvania	5.7%
Florida	5.4%
Illinois	4.8%
South Carolina	3.7%
Alabama	3.1%
Michigan	3.0%
Colorado	2.9%
Georgia	2.6%
Washington	2.6%
Wisconsin	2.5%
Other	30.3%
Other assets less liabilities	1.7%

Class Z: AIDZX

3

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/AIDZX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IDM-Z-0153-0925

Class Z: AIDZX

4

Municipal Class: SNDPX

September 30, 2025

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Portfolio Information

Diversified Municipal Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SNDPX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Class	$50	0.49%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, all share classes underperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). All share classes, with the exception of Class C, outperformed their Lipper peer group average. Yield-curve positioning detracted, relative to the benchmark. Overall security selection contributed. In particular, security selection within multi-family housing was additive.

The Portfolio used derivatives in the form of interest rate swaps for hedging purposes, which added to overall performance.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection contributed to performance.

Top detractors from performance:

  During the 12-month period, yield-curve positioning detracted from performance.

Municipal Class: SNDPX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Municipal Class	Bloomberg Municipal Bond Index	Bloomberg 1-10 Yr Municipal Bond Blend
09/15	$10,000	$10,000	$10,000
09/16	$10,340	$10,558	$10,340
09/17	$10,379	$10,650	$10,443
09/18	$10,332	$10,687	$10,424
09/19	$10,973	$11,601	$11,093
09/20	$11,301	$12,076	$11,548
09/21	$11,617	$12,393	$11,701
09/22	$10,699	$10,968	$10,818
09/23	$10,999	$11,260	$11,065
09/24	$11,895	$12,428	$11,888
09/25	$12,186	$12,601	$12,261

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Municipal Class	2.44%	1.52%	2.00%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Bloomberg 1-10 Yr Municipal Bond Blend	3.14%	1.21%	2.06%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SNDPX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$5,160,184,488
# of Portfolio Holdings	1,038
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net)	$17,802,073

Municipal Class: SNDPX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.6%
AA	42.9%
A	28.8%
BBB	9.2%
BB	2.5%
B	0.1%
A-1+	5.0%
Not Rated	3.9%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown (% of Net Assets)

Value	Value
New York	11.0%
California	8.7%
Texas	6.1%
New Jersey	5.9%
Pennsylvania	5.7%
Florida	5.4%
Illinois	4.8%
South Carolina	3.7%
Alabama	3.1%
Michigan	3.0%
Colorado	2.9%
Georgia	2.6%
Washington	2.6%
Wisconsin	2.5%
Other	30.3%
Other assets less liabilities	1.7%

Municipal Class: SNDPX

3

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SNDPX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCBI-1947-DM-0153-0925

Municipal Class: SNDPX

4

Class Z: EGMZX

September 30, 2025

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Portfolio Information

AB Emerging Markets Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Emerging Markets Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/EGMZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$115	1.06%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended September 30, 2025, the Portfolio outperformed the Morgan Stanley Capital International Emerging Markets ("MSCI EM") Index (net) (the "benchmark"), but the Emerging Markets class underperformed its Lipper peer average group. Security selection was the primary contributor to performance, relative to the benchmark, while sector allocation and currency selection detracted. Specifically, security selection within industrials and real estate contributed, while selection within consumer discretionary and communication services detracted. Underweights to energy and consumer staples offset losses from overweights to consumer discretionary and real estate.

The Portfolio used derivatives in the form of currency forwards, which detracted from performance over the period.

Performance Highlights

Top contributors to performance:

  SK Hyknix (O/W), a South Korean supplier of dynamic random-access memory (DRAM) chips, Pop Mart (O/W), a Chinese toy company, and BYD (O/W), a Chinese EV and battery technology company, contributed the most to performance over the 12-month period.

Top detractors from performance:

  Alibaba Group (U/W), a Chinese multinational technology company, Qfin Holdings (O/W), a Chinese AI-driven financial technology company, and GAIL India (O/W), an Indian energy company, detracted from performance over the 12 month period.

Class Z: EGMZX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	MSCI EM Index (net)
01/16	$10,000	$10,000
09/16	$13,188	$12,989
09/17	$15,882	$15,907
09/18	$14,552	$15,778
09/19	$14,457	$15,460
09/20	$15,372	$17,089
09/21	$19,300	$20,200
09/22	$13,812	$14,521
09/23	$15,552	$16,220
09/24	$19,124	$20,445
09/25	$22,529	$23,987

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 1/15/16
Class Z	17.81%	7.95%	8.73%
MSCI EM Index (net)	17.32%	7.02%	9.42%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/EGMZX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$1,287,364,166
# of Portfolio Holdings	144
Portfolio Turnover Rate	79%
Total Advisory Fees Paid (Net)	$11,133,965

Class Z: EGMZX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$122,720,774	9.5%
Tencent Holdings Ltd. - Class H	$74,234,598	5.8%
Samsung Electronics Co., Ltd.	$56,735,049	4.4%
Alibaba Group Holding Ltd. - Class H	$46,917,646	3.7%
NetEase, Inc. - Class H	$35,159,016	2.7%
SK Hynix, Inc.	$34,558,945	2.7%
PICC Property & Casualty Co., Ltd. - Class H	$30,864,563	2.4%
Itau Unibanco Holding SA	$26,162,530	2.0%
Xiaomi Corp. - Class H	$22,688,793	1.8%
Delta Electronics, Inc.	$21,972,671	1.7%
Total	$472,014,585	36.7%

Sector Breakdown (% of Net Assets)

Value	Value
Financials	27.0%
Information Technology	24.4%
Communication Services	11.9%
Consumer Discretionary	9.7%
Industrials	7.5%
Real Estate	3.6%
Consumer Staples	3.1%
Materials	3.1%
Utilities	2.9%
Energy	2.4%
Health Care	2.3%
Short-Term Investments	0.8%
Other Assets Less Liabilities	1.3%

Country Breakdown (% of Net Assets)

Value	Value
China	30.0%
Taiwan	14.6%
South Korea	13.2%
India	11.3%
Brazil	6.4%
United Arab Emirates	4.2%
Poland	3.0%
Mexico	2.7%
Hong Kong	2.6%
Greece	2.4%
Chile	1.9%
Saudi Arabia	1.4%
Philippines	1.0%
South Africa	0.8%
Others	2.4%
Short-Term Investments	0.8%
Other assets less liabilities	1.3%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/EGMZX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

EM-Z-0153-0925

Class Z: EGMZX

3

Emerging Markets Class: SNEMX

September 30, 2025

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Portfolio Information

AB Emerging Markets Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Emerging Markets Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SNEMX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Class	$141	1.30%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period ended September 30, 2025, the Portfolio outperformed the Morgan Stanley Capital International Emerging Markets ("MSCI EM") Index (net) (the "benchmark"), but the Emerging Markets class underperformed its Lipper peer average group. Security selection was the primary contributor to performance, relative to the benchmark, while sector allocation and currency selection detracted. Specifically, security selection within industrials and real estate contributed, while selection within consumer discretionary and communication services detracted. Underweights to energy and consumer staples offset losses from overweights to consumer discretionary and real estate.

The Portfolio used derivatives in the form of currency forwards, which detracted from performance over the period.

Performance Highlights

Top contributors to performance:

  SK Hyknix (O/W), a South Korean supplier of dynamic random-access memory (DRAM) chips, Pop Mart (O/W), a Chinese toy company, and BYD (O/W), a Chinese EV and battery technology company, contributed the most to performance over the 12-month period.

Top detractors from performance:

  Alibaba Group (U/W), a Chinese multinational technology company, Qfin Holdings (O/W), a Chinese AI-driven financial technology company, and GAIL India (O/W), an Indian energy company, detracted from performance over the 12 month period.

Emerging Markets Class: SNEMX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Emerging Markets Class	MSCI EM Index (net)
09/15	$10,000	$10,000
09/16	$11,804	$11,678
09/17	$14,182	$14,301
09/18	$12,962	$14,185
09/19	$12,844	$13,899
09/20	$13,620	$15,364
09/21	$17,053	$18,161
09/22	$12,175	$13,055
09/23	$13,677	$14,582
09/24	$16,785	$18,381
09/25	$19,724	$21,566

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Emerging Markets Class	17.51%	7.69%	7.03%
MSCI EM Index (net)	17.32%	7.02%	7.99%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SNEMX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$1,287,364,166
# of Portfolio Holdings	144
Portfolio Turnover Rate	79%
Total Advisory Fees Paid (Net)	$11,133,965

Emerging Markets Class: SNEMX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$122,720,774	9.5%
Tencent Holdings Ltd. - Class H	$74,234,598	5.8%
Samsung Electronics Co., Ltd.	$56,735,049	4.4%
Alibaba Group Holding Ltd. - Class H	$46,917,646	3.7%
NetEase, Inc. - Class H	$35,159,016	2.7%
SK Hynix, Inc.	$34,558,945	2.7%
PICC Property & Casualty Co., Ltd. - Class H	$30,864,563	2.4%
Itau Unibanco Holding SA	$26,162,530	2.0%
Xiaomi Corp. - Class H	$22,688,793	1.8%
Delta Electronics, Inc.	$21,972,671	1.7%
Total	$472,014,585	36.7%

Sector Breakdown (% of Net Assets)

Value	Value
Financials	27.0%
Information Technology	24.4%
Communication Services	11.9%
Consumer Discretionary	9.7%
Industrials	7.5%
Real Estate	3.6%
Consumer Staples	3.1%
Materials	3.1%
Utilities	2.9%
Energy	2.4%
Health Care	2.3%
Short-Term Investments	0.8%
Other Assets Less Liabilities	1.3%

Country Breakdown (% of Net Assets)

Value	Value
China	30.0%
Taiwan	14.6%
South Korea	13.2%
India	11.3%
Brazil	6.4%
United Arab Emirates	4.2%
Poland	3.0%
Mexico	2.7%
Hong Kong	2.6%
Greece	2.4%
Chile	1.9%
Saudi Arabia	1.4%
Philippines	1.0%
South Africa	0.8%
Others	2.4%
Short-Term Investments	0.8%
Other assets less liabilities	1.3%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SNEMX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCBI-1947-EM-0153-0925

Emerging Markets Class: SNEMX

3

Advisor Class: IDPYX

September 30, 2025

Intermediate Duration Portfolio

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Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the Intermediate Duration Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/IDPYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$57	0.56%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

Over the 12-month period, all share classes underperformed the Bloomberg US Aggregate Bond Index (the "benchmark"). Yield-curve positioning detracted from performance, relative to the benchmark. In sector allocation, off-benchmark exposure to collateralized mortgage obligation ("CMOs") and emerging-market corporate bonds detracted from results. An underweight to US government treasuries and an off-benchmark position to agency risk-sharing securities added to relative performance. Security selection also added to relative outperformance, mainly due to selections in US agency mortgage-backed securities, US investment-grade corporates and US commercial mortgage-backed securities ("CMBS"). Currency decisions had no overall effect.

During the 12-month period, futures and interest rate swaps were used to manage and hedge duration risk and/or to take active yield-curve positioning, while currency forwards were used to hedge foreign currency exposure.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection, sector allocation and country allocation contributed to relative performance.

Top detractors from performance:

  During the 12-month period, yield-curve positioning and several sector allocation decisions detracted.

Advisor Class: IDPYX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg U.S. Aggregate Bond Index
07/19	$10,000	$10,000
09/19	$10,172	$10,218
09/20	$10,708	$10,932
09/21	$10,642	$10,834
09/22	$9,010	$9,252
09/23	$9,038	$9,312
09/24	$10,119	$10,389
09/25	$10,390	$10,689

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 7/22/19
Advisor Class	2.59%	-0.61%	0.62%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.08%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/IDPYX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$4,357,839,717
# of Portfolio Holdings	730
Portfolio Turnover Rate	193%
Total Advisory Fees Paid (Net)	$14,343,283

Advisor Class: IDPYX

2

Graphical Representation of Holdings

Portfolio Breakdown (% of Net Assets)

Governments - Treasuries	30.3%
Corporates - Investment Grade	26.3%
Mortgage Pass-Throughs	20.4%
Asset-Backed Securities	6.2%
Collateralized Mortgage Obligations	5.7%
Commercial Mortgage-Backed Securities	1.5%
Inflation-Linked Securities	1.5%
Corporates - Non-Investment Grade	1.3%
Others	3.7%
Short-Term Investments	12.6%
Other Assets Less Liabilities	-9.5%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/IDPYX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IDP-ADV-0153-0925

Advisor Class: IDPYX

3

Class A: IDPAX

September 30, 2025

Intermediate Duration Portfolio

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Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the Intermediate Duration Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/IDPAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.82%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

Over the 12-month period, all share classes underperformed the Bloomberg US Aggregate Bond Index (the "benchmark"). Yield-curve positioning detracted from performance, relative to the benchmark. In sector allocation, off-benchmark exposure to collateralized mortgage obligation ("CMOs") and emerging-market corporate bonds detracted from results. An underweight to US government treasuries and an off-benchmark position to agency risk-sharing securities added to relative performance. Security selection also added to relative outperformance, mainly due to selections in US agency mortgage-backed securities, US investment-grade corporates and US commercial mortgage-backed securities ("CMBS"). Currency decisions had no overall effect.

During the 12-month period, futures and interest rate swaps were used to manage and hedge duration risk and/or to take active yield-curve positioning, while currency forwards were used to hedge foreign currency exposure.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection, sector allocation and country allocation contributed to relative performance.

Top detractors from performance:

  During the 12-month period, yield-curve positioning and several sector allocation decisions detracted.

Class A: IDPAX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg U.S. Aggregate Bond Index
07/19	$9,577	$10,000
09/19	$9,738	$10,218
09/20	$10,232	$10,932
09/21	$10,145	$10,834
09/22	$8,568	$9,252
09/23	$8,572	$9,312
09/24	$9,564	$10,389
09/25	$9,812	$10,689

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 7/22/19
Class A (without sales charges)	2.42%	-0.84%	0.39%
Class A (with sales charges)	-1.89%	-1.70%	-0.31%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.08%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/IDPAX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$4,357,839,717
# of Portfolio Holdings	730
Portfolio Turnover Rate	193%
Total Advisory Fees Paid (Net)	$14,343,283

Class A: IDPAX

2

Graphical Representation of Holdings

Portfolio Breakdown (% of Net Assets)

Governments - Treasuries	30.3%
Corporates - Investment Grade	26.3%
Mortgage Pass-Throughs	20.4%
Asset-Backed Securities	6.2%
Collateralized Mortgage Obligations	5.7%
Commercial Mortgage-Backed Securities	1.5%
Inflation-Linked Securities	1.5%
Corporates - Non-Investment Grade	1.3%
Others	3.7%
Short-Term Investments	12.6%
Other Assets Less Liabilities	-9.5%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/IDPAX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IDP-A-0153-0925

Class A: IDPAX

3

Class Z: IDPZX

September 30, 2025

Intermediate Duration Portfolio

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Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the Intermediate Duration Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/IDPZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$49	0.48%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

Over the 12-month period, all share classes underperformed the Bloomberg US Aggregate Bond Index (the "benchmark"). Yield-curve positioning detracted from performance, relative to the benchmark. In sector allocation, off-benchmark exposure to collateralized mortgage obligation ("CMOs") and emerging-market corporate bonds detracted from results. An underweight to US government treasuries and an off-benchmark position to agency risk-sharing securities added to relative performance. Security selection also added to relative outperformance, mainly due to selections in US agency mortgage-backed securities, US investment-grade corporates and US commercial mortgage-backed securities ("CMBS"). Currency decisions had no overall effect.

During the 12-month period, futures and interest rate swaps were used to manage and hedge duration risk and/or to take active yield-curve positioning, while currency forwards were used to hedge foreign currency exposure.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection, sector allocation and country allocation contributed to relative performance.

Top detractors from performance:

  During the 12-month period, yield-curve positioning and several sector allocation decisions detracted.

Class Z: IDPZX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	Bloomberg U.S. Aggregate Bond Index
07/19	$10,000	$10,000
09/19	$10,188	$10,218
09/20	$10,817	$10,932
09/21	$10,775	$10,834
09/22	$9,139	$9,252
09/23	$9,169	$9,312
09/24	$10,275	$10,389
09/25	$10,559	$10,689

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 7/22/19
Class Z	2.68%	-0.49%	0.88%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.08%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/IDPZX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$4,357,839,717
# of Portfolio Holdings	730
Portfolio Turnover Rate	193%
Total Advisory Fees Paid (Net)	$14,343,283

Class Z: IDPZX

2

Graphical Representation of Holdings

Portfolio Breakdown (% of Net Assets)

Governments - Treasuries	30.3%
Corporates - Investment Grade	26.3%
Mortgage Pass-Throughs	20.4%
Asset-Backed Securities	6.2%
Collateralized Mortgage Obligations	5.7%
Commercial Mortgage-Backed Securities	1.5%
Inflation-Linked Securities	1.5%
Corporates - Non-Investment Grade	1.3%
Others	3.7%
Short-Term Investments	12.6%
Other Assets Less Liabilities	-9.5%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/IDPZX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IDP-Z-0153-0925

Class Z: IDPZX

3

Intermediate Duration Class: SNIDX

September 30, 2025

Intermediate Duration Portfolio

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Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the Intermediate Duration Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SNIDX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Duration Class	$48	0.47%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

Over the 12-month period, all share classes underperformed the Bloomberg US Aggregate Bond Index (the "benchmark"). Yield-curve positioning detracted from performance, relative to the benchmark. In sector allocation, off-benchmark exposure to collateralized mortgage obligation ("CMOs") and emerging-market corporate bonds detracted from results. An underweight to US government treasuries and an off-benchmark position to agency risk-sharing securities added to relative performance. Security selection also added to relative outperformance, mainly due to selections in US agency mortgage-backed securities, US investment-grade corporates and US commercial mortgage-backed securities ("CMBS"). Currency decisions had no overall effect.

During the 12-month period, futures and interest rate swaps were used to manage and hedge duration risk and/or to take active yield-curve positioning, while currency forwards were used to hedge foreign currency exposure.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection, sector allocation and country allocation contributed to relative performance.

Top detractors from performance:

  During the 12-month period, yield-curve positioning and several sector allocation decisions detracted.

Intermediate Duration Class: SNIDX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Intermediate Duration Class	Bloomberg U.S. Aggregate Bond Index
09/15	$10,000	$10,000
09/16	$10,633	$10,519
09/17	$10,708	$10,527
09/18	$10,585	$10,399
09/19	$11,612	$11,470
09/20	$12,349	$12,271
09/21	$12,321	$12,161
09/22	$10,442	$10,385
09/23	$10,487	$10,452
09/24	$11,740	$11,661
09/25	$12,066	$11,998

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Intermediate Duration Class	2.77%	-0.46%	1.90%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SNIDX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$4,357,839,717
# of Portfolio Holdings	730
Portfolio Turnover Rate	193%
Total Advisory Fees Paid (Net)	$14,343,283

Intermediate Duration Class: SNIDX

2

Graphical Representation of Holdings

Portfolio Breakdown (% of Net Assets)

Governments - Treasuries	30.3%
Corporates - Investment Grade	26.3%
Mortgage Pass-Throughs	20.4%
Asset-Backed Securities	6.2%
Collateralized Mortgage Obligations	5.7%
Commercial Mortgage-Backed Securities	1.5%
Inflation-Linked Securities	1.5%
Corporates - Non-Investment Grade	1.3%
Others	3.7%
Short-Term Investments	12.6%
Other Assets Less Liabilities	-9.5%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SNIDX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCBI-1947-IDP-0153-0925

Intermediate Duration Class: SNIDX

3

Class 1: SAOOX

September 30, 2025

Overlay A Portfolio

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Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SAOOX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$105	0.99%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

Over the 12-month period ending September 30, 2025, Overlay A underperformed the S&P 500 index (the "benchmark") and the composite benchmark. This underperformance compared to the composite benchmark was primarily due to the duration extension and tactical equity tilts. Global equity markets rallied as 2024 ended following US election results and two Federal Reserve (the "Fed") rate cuts in September and November. Markets turned volatile early in 2025 following US president Donald Trump’s back-and-forth announcements on tariffs in April prompting the portfolio to close the overweight position to return seeking assets and move to an underweight. After US administration officials adopted a more tempered approach to trade policy, volatility eased and global stocks rallied with US markets at the forefront on rising optimism for the resumption of Fed rate cuts. This prompted the Portfolio in May to establish an overweight to return seeking assets as confidence continued to surge. US stock indices hit record levels over the summer as investors maintained their enthusiasm for AI-related stocks, but the outlook for Fed rate cuts grew uncertain following conflicting data on US employment and inflation. Poor nonfarm payroll reports for July and August—showing just 73,000 and 22,000 new jobs, respectively, and significant revisions for previous months—raised rate-cut hopes even as inflation ticked higher. The Portfolio maintained an overweight to return-seeking assets for the remainder of the period and was overweight as of September month end.

During the 12-month period, the Portfolio used derivatives such as options, credit default swaps, futures, currency forwards and total return swaps for hedging and investment purposes.

Performance Highlights

Top contributors to performance:

  Options Strategies (long volatility) contributed to overall performance.

Top detractors from performance:

  Duration extension and tactical equity tilts detracted from performance.

Class 1: SAOOX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 1	S&P 500 Index	Blended Index
09/15	$10,000	$10,000	$10,000
09/16	$10,284	$11,543	$11,249
09/17	$11,728	$13,691	$12,894
09/18	$12,340	$16,143	$14,129
09/19	$12,160	$16,830	$14,454
09/20	$12,105	$19,380	$15,549
09/21	$15,272	$25,194	$19,328
09/22	$12,039	$21,296	$16,001
09/23	$12,128	$25,900	$18,686
09/24	$16,033	$35,315	$23,434
09/25	$17,850	$41,530	$26,700

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class 1	11.34%	8.08%	5.97%
S&P 500 Index	17.60%	16.47%	15.30%
Blended IndexFootnote Reference(*)	13.94%	11.42%	10.32%
Footnote	Description
Footnote(*)	47% Russell 3000, 26.4% MSCI ACWI ex-USA IMI (net), 6.6% MSCI ACWI Commodity Producers (net), 10% Bloomberg US Aggregate Bond, and 10% Bloomberg Global Aggregate Bond (USD hedged)

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SAOOX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$438,553,694
# of Portfolio Holdings	244
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (Net)	$2,671,227

Class 1: SAOOX

2

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	62.1%
Developed International	14.1%
Emerging Markets	8.6%
Real Assets	7.1%
Global Bond	x
US	22.9%
Developed International	-0.6%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SAOOX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCBII-OA-1-0153-0925

Class 1: SAOOX

3

Class 2: SAOTX

September 30, 2025

Overlay A Portfolio

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Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SAOTX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$85	0.80%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

Over the 12-month period ending September 30, 2025, Overlay A underperformed the S&P 500 index (the "benchmark") and the composite benchmark. This underperformance compared to the composite benchmark was primarily due to the duration extension and tactical equity tilts. Global equity markets rallied as 2024 ended following US election results and two Federal Reserve (the "Fed") rate cuts in September and November. Markets turned volatile early in 2025 following US president Donald Trump’s back-and-forth announcements on tariffs in April prompting the portfolio to close the overweight position to return seeking assets and move to an underweight. After US administration officials adopted a more tempered approach to trade policy, volatility eased and global stocks rallied with US markets at the forefront on rising optimism for the resumption of Fed rate cuts. This prompted the Portfolio in May to establish an overweight to return seeking assets as confidence continued to surge. US stock indices hit record levels over the summer as investors maintained their enthusiasm for AI-related stocks, but the outlook for Fed rate cuts grew uncertain following conflicting data on US employment and inflation. Poor nonfarm payroll reports for July and August—showing just 73,000 and 22,000 new jobs, respectively, and significant revisions for previous months—raised rate-cut hopes even as inflation ticked higher. The Portfolio maintained an overweight to return-seeking assets for the remainder of the period and was overweight as of September month end.

During the 12-month period, the Portfolio used derivatives such as options, credit default swaps, futures, currency forwards and total return swaps for hedging and investment purposes.

Performance Highlights

Top contributors to performance:

  Options Strategies (long volatility) contributed to overall performance.

Top detractors from performance:

  Duration extension and tactical equity tilts detracted from performance.

Class 2: SAOTX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 2	S&P 500 Index	Blended Index
09/15	$10,000	$10,000	$10,000
09/16	$10,314	$11,543	$11,249
09/17	$11,790	$13,691	$12,894
09/18	$12,423	$16,143	$14,129
09/19	$12,270	$16,830	$14,454
09/20	$12,240	$19,380	$15,549
09/21	$15,464	$25,194	$19,328
09/22	$12,213	$21,296	$16,001
09/23	$12,332	$25,900	$18,686
09/24	$16,335	$35,315	$23,434
09/25	$18,210	$41,530	$26,700

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class 2	11.48%	8.27%	6.18%
S&P 500 Index	17.60%	16.47%	15.30%
Blended IndexFootnote Reference(*)	13.94%	11.42%	10.32%
Footnote	Description
Footnote(*)	47% Russell 3000, 26.4% MSCI ACWI ex-USA IMI (net), 6.6% MSCI ACWI Commodity Producers (net), 10% Bloomberg US Aggregate Bond, and 10% Bloomberg Global Aggregate Bond (USD hedged)

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SAOTX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$438,553,694
# of Portfolio Holdings	244
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (Net)	$2,671,227

Class 2: SAOTX

2

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	62.1%
Developed International	14.1%
Emerging Markets	8.6%
Real Assets	7.1%
Global Bond	x
US	22.9%
Developed International	-0.6%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SAOTX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCBII-OA-2-0153-0925

Class 2: SAOTX

3

Class 1: SBOOX

September 30, 2025

Overlay B Portfolio

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Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SBOOX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$90	0.87%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

Over the 12-month period ending September 30, 2025, Overlay B outperformed the Bloomberg Global Aggregate Bond Index (the "benchmark") and underperformed the composite benchmark. This underperformance compared to the composite benchmark was primarily due to the duration extension and tactical equity tilts. Global equity markets rallied as 2024 ended following US election results and two Federal Reserve (the "Fed") rate cuts in September and November. Markets turned volatile early in 2025 following US president Donald Trump’s back-and-forth announcements on tariffs in April prompting the Portfolio to close the overweight position to return seeking assets and move to an underweight. After US administration officials adopted a more tempered approach to trade policy, volatility eased and global stocks rallied with US markets at the forefront on rising optimism for the resumption of Fed rate cuts. This prompted the Portfolio in May to establish an overweight to return seeking assets as confidence continued to surge. US stock indices hit record levels over the summer as investors maintained their enthusiasm for AI-related stocks, but the outlook for Fed rate cuts grew uncertain following conflicting data on US employment and inflation. Poor nonfarm payroll reports for July and August—showing just 73,000 and 22,000 new jobs, respectively, and significant revisions for previous months—raised rate-cut hopes even as inflation ticked higher. The Portfolio maintained an overweight to return-seeking assets for the remainder of the period and was overweight as of September month end.

During the 12-month period, the Portfolio used derivatives such as options, credit default swaps, futures, currency forwards and total return swaps for hedging and investment purposes.

Performance Highlights

Top contributors to performance:

  Options strategies (long volatility) contributed to performance.

Top detractors from performance:

  Duration extension and tactical equity tilts detracted from performance.

Class 1: SBOOX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 1	Bloomberg Global Aggregate Bond Index (USD hedged)	Blended Index
09/15	$10,000	$10,000	$10,000
09/16	$10,583	$10,654	$10,830
09/17	$11,174	$10,636	$11,392
09/18	$11,390	$10,723	$11,796
09/19	$11,817	$11,865	$12,559
09/20	$12,238	$12,356	$13,419
09/21	$13,659	$12,287	$14,731
09/22	$11,461	$10,806	$12,779
09/23	$11,652	$11,032	$13,703
09/24	$13,773	$12,205	$15,848
09/25	$14,660	$12,579	$17,034

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class 1	6.44%	3.68%	3.90%
Bloomberg Global Aggregate Bond Index (USD hedged)	3.06%	0.36%	2.32%
Blended IndexFootnote Reference(*)	7.49%	4.89%	5.47%
Footnote	Description
Footnote(*)	16.9% Russell 3000/9.8% MSCI ACWI ex-US IMI(net)/3.3% MSCI ACWI Commodity Producers(net)/24.5% Bloomberg US Aggregate/24.5% Bloomberg Global Aggregate

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SBOOX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$308,128,458
# of Portfolio Holdings	633
Portfolio Turnover Rate	140%
Total Advisory Fees Paid (Net)	$1,974,906

Class 1: SBOOX

2

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	22.8%
Developed International	5.2%
Emerging Markets	3.1%
Global Credit	x
Global Credit	11.6%
Real Assets	3.6%
Global Bond	x
US	39.4%
Developed International	10.1%
Linkers	22.6%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SBOOX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCBII-OB-1-0153-0925

Class 1: SBOOX

3

Class 2: SBOTX

September 30, 2025

Overlay B Portfolio

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Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SBOTX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$76	0.74%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

Over the 12-month period ending September 30, 2025, Overlay B outperformed the Bloomberg Global Aggregate Bond Index (the "benchmark") and underperformed the composite benchmark. This underperformance compared to the composite benchmark was primarily due to the duration extension and tactical equity tilts. Global equity markets rallied as 2024 ended following US election results and two Federal Reserve (the "Fed") rate cuts in September and November. Markets turned volatile early in 2025 following US president Donald Trump’s back-and-forth announcements on tariffs in April prompting the Portfolio to close the overweight position to return seeking assets and move to an underweight. After US administration officials adopted a more tempered approach to trade policy, volatility eased and global stocks rallied with US markets at the forefront on rising optimism for the resumption of Fed rate cuts. This prompted the Portfolio in May to establish an overweight to return seeking assets as confidence continued to surge. US stock indices hit record levels over the summer as investors maintained their enthusiasm for AI-related stocks, but the outlook for Fed rate cuts grew uncertain following conflicting data on US employment and inflation. Poor nonfarm payroll reports for July and August—showing just 73,000 and 22,000 new jobs, respectively, and significant revisions for previous months—raised rate-cut hopes even as inflation ticked higher. The Portfolio maintained an overweight to return-seeking assets for the remainder of the period and was overweight as of September month end.

During the 12-month period, the Portfolio used derivatives such as options, credit default swaps, futures, currency forwards and total return swaps for hedging and investment purposes.

Performance Highlights

Top contributors to performance:

  Options strategies (long volatility) contributed to performance.

Top detractors from performance:

  Duration extension and tactical equity tilts detracted from performance.

Class 2: SBOTX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 2	Bloomberg Global Aggregate Bond Index (USD hedged)	Blended Index
09/15	$10,000	$10,000	$10,000
09/16	$10,592	$10,654	$10,830
09/17	$11,209	$10,636	$11,392
09/18	$11,435	$10,723	$11,796
09/19	$11,889	$11,865	$12,559
09/20	$12,336	$12,356	$13,419
09/21	$13,772	$12,287	$14,731
09/22	$11,581	$10,806	$12,779
09/23	$11,796	$11,032	$13,703
09/24	$13,967	$12,205	$15,848
09/25	$14,876	$12,579	$17,034

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class 2	6.51%	3.82%	4.05%
Bloomberg Global Aggregate Bond Index (USD hedged)	3.06%	0.36%	2.32%
Blended IndexFootnote Reference(*)	7.49%	4.89%	5.47%
Footnote	Description
Footnote(*)	16.9% Russell 3000/9.8% MSCI ACWI ex-US IMI(net)/3.3% MSCI ACWI Commodity Producers(net)/24.5% Bloomberg US Aggregate/24.5% Bloomberg Global Aggregate

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SBOTX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$308,128,458
# of Portfolio Holdings	633
Portfolio Turnover Rate	140%
Total Advisory Fees Paid (Net)	$1,974,906

Class 2: SBOTX

2

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	22.8%
Developed International	5.2%
Emerging Markets	3.1%
Global Credit	x
Global Credit	11.6%
Real Assets	3.6%
Global Bond	x
US	39.4%
Developed International	10.1%
Linkers	22.6%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SBOTX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCBII-OB-2-0153-0925

Class 2: SBOTX

3

Class 1: SATOX

September 30, 2025

Tax-Aware Overlay A Portfolio

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Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the Tax-Aware Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SATOX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$101	0.95%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

Over the 12-month period ending September 30, 2025, Tax-Aware Overlay A underperformed the Standard & Poor's ("S&P") 500 index (the "benchmark") and the composite benchmark. This underperformance compared to the composite benchmark was primarily due to the duration extension and tactical equity tilts. Global equity markets rallied as 2024 ended following US election results and two Federal Reserve (the "Fed") rate cuts in September and November. Markets turned volatile early in 2025 following US president Donald Trump’s back-and-forth announcements on tariffs in April prompting the Portfolio to close the overweight position to return seeking assets and move to an underweight. After US administration officials adopted a more tempered approach to trade policy, volatility eased and global stocks rallied with US markets at the forefront on rising optimism for the resumption of Fed rate cuts. This prompted the Portfolio in May to establish an overweight to return seeking assets as confidence continued to surge. US stock indices hit record levels over the summer as investors maintained their enthusiasm for AI-related stocks, but the outlook for Fed rate cuts grew uncertain following conflicting data on US employment and inflation. Poor nonfarm payroll reports for July and August—showing just 73,000 and 22,000 new jobs, respectively, and significant revisions for previous months—raised rate-cut hopes even as inflation ticked higher. The Portfolio maintained an overweight to return-seeking assets for the remainder of the period and was overweight as of September month end.

During the 12-month period, the Portfolio used derivatives such as options, credit default swaps, futures, currency forwards and total return swaps for hedging and investment purposes.

Performance Highlights

Top contributors to performance:

  Options strategies (long volatility) contributed to performance.

Top detractors from performance:

  Duration extension and tactical equity tilts detracted from performance.

Class 1: SATOX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 1	S&P 500 Index	Blended Index
09/15	$10,000	$10,000	$10,000
09/16	$10,237	$11,543	$11,231
09/17	$11,670	$13,691	$12,879
09/18	$12,228	$16,143	$14,083
09/19	$12,072	$16,830	$14,409
09/20	$12,107	$19,380	$15,562
09/21	$15,199	$25,194	$19,327
09/22	$11,984	$21,296	$15,936
09/23	$12,042	$25,900	$18,582
09/24	$15,891	$35,315	$23,337
09/25	$17,752	$41,530	$26,589

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class 1	11.72%	7.96%	5.91%
S&P 500 Index	17.60%	16.47%	15.30%
Blended IndexFootnote Reference(*)	13.94%	11.31%	10.27%
Footnote	Description
Footnote(*)	47.2% Russell 3000, 26.5% MSCI ACWI ex-US IMI(net), 6.3% MSCI ACWI Commodity Producers(net), 20% Bloomberg US Aggregate Bond

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SATOX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$867,093,571
# of Portfolio Holdings	257
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$5,406,094

Class 1: SATOX

2

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	62.3%
Developed International	14.0%
Emerging Markets	8.7%
Real Assets	6.5%
Global Bond	x
US	21.3%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SATOX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCBII-TAOA-1-0153-0925

Class 1: SATOX

3

Class 2: SATTX

September 30, 2025

Tax-Aware Overlay A Portfolio

SCAN ME

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Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the Tax-Aware Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SATTX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$81	0.76%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

Over the 12-month period ending September 30, 2025, Tax-Aware Overlay A underperformed the Standard & Poor's ("S&P") 500 index (the "benchmark") and the composite benchmark. This underperformance compared to the composite benchmark was primarily due to the duration extension and tactical equity tilts. Global equity markets rallied as 2024 ended following US election results and two Federal Reserve (the "Fed") rate cuts in September and November. Markets turned volatile early in 2025 following US president Donald Trump’s back-and-forth announcements on tariffs in April prompting the Portfolio to close the overweight position to return seeking assets and move to an underweight. After US administration officials adopted a more tempered approach to trade policy, volatility eased and global stocks rallied with US markets at the forefront on rising optimism for the resumption of Fed rate cuts. This prompted the Portfolio in May to establish an overweight to return seeking assets as confidence continued to surge. US stock indices hit record levels over the summer as investors maintained their enthusiasm for AI-related stocks, but the outlook for Fed rate cuts grew uncertain following conflicting data on US employment and inflation. Poor nonfarm payroll reports for July and August—showing just 73,000 and 22,000 new jobs, respectively, and significant revisions for previous months—raised rate-cut hopes even as inflation ticked higher. The Portfolio maintained an overweight to return-seeking assets for the remainder of the period and was overweight as of September month end.

During the 12-month period, the Portfolio used derivatives such as options, credit default swaps, futures, currency forwards and total return swaps for hedging and investment purposes.

Performance Highlights

Top contributors to performance:

  Options strategies (long volatility) contributed to performance.

Top detractors from performance:

  Duration extension and tactical equity tilts detracted from performance.

Class 2: SATTX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 2	S&P 500 Index	Blended Index
09/15	$10,000	$10,000	$10,000
09/16	$10,261	$11,543	$11,231
09/17	$11,724	$13,691	$12,879
09/18	$12,303	$16,143	$14,083
09/19	$12,165	$16,830	$14,409
09/20	$12,233	$19,380	$15,562
09/21	$15,387	$25,194	$19,327
09/22	$12,159	$21,296	$15,936
09/23	$12,238	$25,900	$18,582
09/24	$16,162	$35,315	$23,337
09/25	$18,109	$41,530	$26,589

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class 2	12.05%	8.16%	6.12%
S&P 500 Index	17.60%	16.47%	15.30%
Blended IndexFootnote Reference(*)	13.94%	11.31%	10.27%
Footnote	Description
Footnote(*)	47.2% Russell 3000, 26.5% MSCI ACWI ex-US IMI(net), 6.3% MSCI ACWI Commodity Producers(net), 20% Bloomberg US Aggregate Bond

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SATTX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$867,093,571
# of Portfolio Holdings	257
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$5,406,094

Class 2: SATTX

2

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	62.3%
Developed International	14.0%
Emerging Markets	8.7%
Real Assets	6.5%
Global Bond	x
US	21.3%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SATTX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCBII-TAOA-2-0153-0925

Class 2: SATTX

3

Advisor Class: ANIYX

September 30, 2025

SCAN ME

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Portfolio Information

New York Municipal Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the New York Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/ANIYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$51	0.50%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, all share classes of the Portfolio, underperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). All share classes with the exception of Class C outperformed its Lipper peer group average. Yield-curve positioning detracted, relative to the benchmark, while overall industry selection contributed. In particular, exposure to taxable municipals contributed.

The Portfolio used interest-rate swaps for hedging purposes, which added to overall performance for the period.

Performance Highlights

Top contributors to performance:

  During the 12-month period, selections in taxable municipals contributed.

Top detractors from performance:

  During the 12-month period, yield-curve positioning detracted from performance.

Advisor Class: ANIYX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Municipal Bond Index	Bloomberg 1-10 Yr Municipal Bond Blend
07/16	$10,000	$10,000	$10,000
09/16	$10,006	$9,987	$9,989
09/17	$10,040	$10,074	$10,089
09/18	$9,989	$10,109	$10,070
09/19	$10,590	$10,974	$10,716
09/20	$10,725	$11,423	$11,156
09/21	$11,095	$11,723	$11,304
09/22	$10,234	$10,375	$10,451
09/23	$10,542	$10,651	$10,690
09/24	$11,367	$11,756	$11,484
09/25	$11,605	$11,919	$11,845

Average Annual Total Returns

AATR	1 Year	5 Years	Since Inception 7/26/16
Advisor Class	2.03%	1.58%	1.63%
Bloomberg Municipal Bond Index	1.39%	0.86%	1.93%
Bloomberg 1-10 Yr Municipal Bond Blend	3.14%	1.21%	1.86%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/ANIYX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$1,280,994,404
# of Portfolio Holdings	386
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (Net)	$5,297,425

Advisor Class: ANIYX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.3%
AA	54.7%
A	17.1%
BBB	11.6%
BB	2.6%
B	0.4%
D	0.2%
A-1+	2.9%
Not Rated	3.2%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown (% of Net Assets)

Value	Value
New York	87.3%
Guam	2.7%
New Jersey	2.1%
Michigan	1.2%
Puerto Rico	1.0%
Nebraska	0.8%
Connecticut	0.7%
Alabama	0.5%
South Carolina	0.4%
Wisconsin	0.3%
Georgia	0.2%
Illinois	0.2%
Texas	0.2%
Other	0.6%
Other assets less liabilities	1.8%

Advisor Class: ANIYX

3

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/ANIYX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

INYM-ADV-0153-0925

Advisor Class: ANIYX

4

Class A: ANIAX

September 30, 2025

SCAN ME

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Portfolio Information

New York Municipal Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the New York Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/ANIAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, all share classes of the Portfolio, underperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). All share classes with the exception of Class C outperformed its Lipper peer group average. Yield-curve positioning detracted, relative to the benchmark, while overall industry selection contributed. In particular, exposure to taxable municipals contributed.

The Portfolio used interest-rate swaps for hedging purposes, which added to overall performance for the period.

Performance Highlights

Top contributors to performance:

  During the 12-month period, selections in taxable municipals contributed.

Top detractors from performance:

  During the 12-month period, yield-curve positioning detracted from performance.

Class A: ANIAX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg Municipal Bond Index	Bloomberg 1-10 Yr Municipal Bond Blend
09/15	$9,697	$10,000	$10,000
09/16	$10,050	$10,558	$10,340
09/17	$10,058	$10,650	$10,443
09/18	$9,981	$10,687	$10,424
09/19	$10,555	$11,601	$11,093
09/20	$10,662	$12,076	$11,548
09/21	$11,011	$12,393	$11,701
09/22	$10,124	$10,968	$10,818
09/23	$10,403	$11,260	$11,065
09/24	$11,188	$12,428	$11,888
09/25	$11,393	$12,601	$12,261

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	1.77%	1.32%	1.62%
Class A (with sales charges)	-1.28%	0.71%	1.31%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Bloomberg 1-10 Yr Municipal Bond Blend	3.14%	1.21%	2.06%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/ANIAX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$1,280,994,404
# of Portfolio Holdings	386
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (Net)	$5,297,425

Class A: ANIAX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.3%
AA	54.7%
A	17.1%
BBB	11.6%
BB	2.6%
B	0.4%
D	0.2%
A-1+	2.9%
Not Rated	3.2%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown (% of Net Assets)

Value	Value
New York	87.3%
Guam	2.7%
New Jersey	2.1%
Michigan	1.2%
Puerto Rico	1.0%
Nebraska	0.8%
Connecticut	0.7%
Alabama	0.5%
South Carolina	0.4%
Wisconsin	0.3%
Georgia	0.2%
Illinois	0.2%
Texas	0.2%
Other	0.6%
Other assets less liabilities	1.8%

Class A: ANIAX

3

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/ANIAX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

INYM-A-0153-0925

Class A: ANIAX

4

Class C: ANMCX

September 30, 2025

SCAN ME

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Portfolio Information

New York Municipal Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the New York Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/ANMCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.50%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, all share classes of the Portfolio, underperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). All share classes with the exception of Class C outperformed its Lipper peer group average. Yield-curve positioning detracted, relative to the benchmark, while overall industry selection contributed. In particular, exposure to taxable municipals contributed.

The Portfolio used interest-rate swaps for hedging purposes, which added to overall performance for the period.

Performance Highlights

Top contributors to performance:

  During the 12-month period, selections in taxable municipals contributed.

Top detractors from performance:

  During the 12-month period, yield-curve positioning detracted from performance.

Class C: ANMCX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	Bloomberg Municipal Bond Index	Bloomberg 1-10 Yr Municipal Bond Blend
09/15	$10,000	$10,000	$10,000
09/16	$10,288	$10,558	$10,340
09/17	$10,219	$10,650	$10,443
09/18	$10,065	$10,687	$10,424
09/19	$10,564	$11,601	$11,093
09/20	$10,592	$12,076	$11,548
09/21	$10,855	$12,393	$11,701
09/22	$9,905	$10,968	$10,818
09/23	$10,102	$11,260	$11,065
09/24	$10,783	$12,428	$11,888
09/25	$10,896	$12,601	$12,261

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	1.01%	0.56%	0.86%
Class C (with sales charges)	0.02%	0.56%	0.86%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Bloomberg 1-10 Yr Municipal Bond Blend	3.14%	1.21%	2.06%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/ANMCX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$1,280,994,404
# of Portfolio Holdings	386
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (Net)	$5,297,425

Class C: ANMCX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.3%
AA	54.7%
A	17.1%
BBB	11.6%
BB	2.6%
B	0.4%
D	0.2%
A-1+	2.9%
Not Rated	3.2%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown (% of Net Assets)

Value	Value
New York	87.3%
Guam	2.7%
New Jersey	2.1%
Michigan	1.2%
Puerto Rico	1.0%
Nebraska	0.8%
Connecticut	0.7%
Alabama	0.5%
South Carolina	0.4%
Wisconsin	0.3%
Georgia	0.2%
Illinois	0.2%
Texas	0.2%
Other	0.6%
Other assets less liabilities	1.8%

Class C: ANMCX

3

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/ANMCX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

INYM-C-0153-0925

Class C: ANMCX

4

Municipal Class: SNNYX

September 30, 2025

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Portfolio Information

New York Municipal Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the New York Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SNNYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Class	$57	0.56%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

During the 12-month period, all share classes of the Portfolio, underperformed the Bloomberg 1-10 Year Blend Index (the “benchmark”). All share classes with the exception of Class C outperformed its Lipper peer group average. Yield-curve positioning detracted, relative to the benchmark, while overall industry selection contributed. In particular, exposure to taxable municipals contributed.

The Portfolio used interest-rate swaps for hedging purposes, which added to overall performance for the period.

Performance Highlights

Top contributors to performance:

  During the 12-month period, selections in taxable municipals contributed.

Top detractors from performance:

  During the 12-month period, yield-curve positioning detracted from performance.

Municipal Class: SNNYX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Municipal Class	Bloomberg Municipal Bond Index	Bloomberg 1-10 Yr Municipal Bond Blend
09/15	$10,000	$10,000	$10,000
09/16	$10,390	$10,558	$10,340
09/17	$10,420	$10,650	$10,443
09/18	$10,361	$10,687	$10,424
09/19	$10,986	$11,601	$11,093
09/20	$11,120	$12,076	$11,548
09/21	$11,496	$12,393	$11,701
09/22	$10,589	$10,968	$10,818
09/23	$10,914	$11,260	$11,065
09/24	$11,761	$12,428	$11,888
09/25	$11,983	$12,601	$12,261

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Municipal Class	1.89%	1.51%	1.83%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Bloomberg 1-10 Yr Municipal Bond Blend	3.14%	1.21%	2.06%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SNNYX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$1,280,994,404
# of Portfolio Holdings	386
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (Net)	$5,297,425

Municipal Class: SNNYX

2

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	7.3%
AA	54.7%
A	17.1%
BBB	11.6%
BB	2.6%
B	0.4%
D	0.2%
A-1+	2.9%
Not Rated	3.2%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown (% of Net Assets)

Value	Value
New York	87.3%
Guam	2.7%
New Jersey	2.1%
Michigan	1.2%
Puerto Rico	1.0%
Nebraska	0.8%
Connecticut	0.7%
Alabama	0.5%
South Carolina	0.4%
Wisconsin	0.3%
Georgia	0.2%
Illinois	0.2%
Texas	0.2%
Other	0.6%
Other assets less liabilities	1.8%

Municipal Class: SNNYX

3

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SNNYX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCBI-1947-NY-0153-0925

Municipal Class: SNNYX

4

Class 1: SBTOX

September 30, 2025

Tax-Aware Overlay B Portfolio

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Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the Tax-Aware Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SBTOX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$90	0.88%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

Over the 12-month period ending September 30, 2025, Tax-Aware Overlay B outperformed the Bloomberg 5-Year GO Municipal Bond Index (the "benchmark") and underperformed the composite benchmark. This underperformance compared to the composite benchmark was primarily due to the duration extension and tactical equity tilts. Global equity markets rallied as 2024 ended following US election results and two Federal Reserve (the "Fed") rate cuts in September and November. Markets turned volatile early in 2025 following US president Donald Trump’s back-and-forth announcements on tariffs in April prompting the Portfolio to close the overweight position to return seeking assets and move to an underweight. After US administration officials adopted a more tempered approach to trade policy, volatility eased and global stocks rallied with US markets at the forefront on rising optimism for the resumption of Fed rate cuts. This prompted the Portfolio in May to establish an overweight to return seeking assets as confidence continued to surge. US stock indices hit record levels over the summer as investors maintained their enthusiasm for AI-related stocks, but the outlook for Fed rate cuts grew uncertain following conflicting data on US employment and inflation. Poor nonfarm payroll reports for July and August—showing just 73,000 and 22,000 new jobs, respectively, and significant revisions for previous months—raised rate-cut hopes even as inflation ticked higher. The Portfolio maintained an overweight to return-seeking assets for the remainder of the period and was overweight as of September month end.

During the 12-month period, the Portfolio used derivatives such as options, credit default swaps, futures, currency forwards and total return swaps for hedging and investment purposes.

Performance Highlights

Top contributors to performance:

  Options strategies (long volatility) contributed to performance.

Top detractors from performance:

  Duration extension and tactical equity tilts detracted from performance.

Class 1: SBTOX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 1	Bloomberg Municipal Bond Index	19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS
09/15	$10,000	$10,000	$10,000
09/16	$10,419	$10,558	$10,683
09/17	$11,067	$10,650	$11,307
09/18	$11,273	$10,687	$11,697
09/19	$11,477	$11,601	$12,279
09/20	$11,813	$12,076	$13,212
09/21	$13,244	$12,393	$14,613
09/22	$11,529	$10,968	$12,946
09/23	$11,827	$11,260	$13,929
09/24	$13,784	$12,428	$15,983
09/25	$14,540	$12,601	$17,247

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class 1	5.49%	4.24%	3.81%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS	7.91%	5.47%	5.60%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SBTOX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$481,671,071
# of Portfolio Holdings	293
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (Net)	$3,336,562

Class 1: SBTOX

2

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	25.2%
Developed International	5.8%
Emerging Markets	3.4%
Real Assets	-%
Global Bond	x
US	76.1%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SBTOX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCBII-TAOB-1-0153-0925

Class 1: SBTOX

3

Class 2: SBTTX

September 30, 2025

Tax-Aware Overlay B Portfolio

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Portfolio Information

Annual Shareholder Report

This annual shareholder report contains important information about the Tax-Aware Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SBTTX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$76	0.74%

How did the Portfolio perform last year? What affected the Portfolio’s performance?

Over the 12-month period ending September 30, 2025, Tax-Aware Overlay B outperformed the Bloomberg 5-Year GO Municipal Bond Index (the "benchmark") and underperformed the composite benchmark. This underperformance compared to the composite benchmark was primarily due to the duration extension and tactical equity tilts. Global equity markets rallied as 2024 ended following US election results and two Federal Reserve (the "Fed") rate cuts in September and November. Markets turned volatile early in 2025 following US president Donald Trump’s back-and-forth announcements on tariffs in April prompting the Portfolio to close the overweight position to return seeking assets and move to an underweight. After US administration officials adopted a more tempered approach to trade policy, volatility eased and global stocks rallied with US markets at the forefront on rising optimism for the resumption of Fed rate cuts. This prompted the Portfolio in May to establish an overweight to return seeking assets as confidence continued to surge. US stock indices hit record levels over the summer as investors maintained their enthusiasm for AI-related stocks, but the outlook for Fed rate cuts grew uncertain following conflicting data on US employment and inflation. Poor nonfarm payroll reports for July and August—showing just 73,000 and 22,000 new jobs, respectively, and significant revisions for previous months—raised rate-cut hopes even as inflation ticked higher. The Portfolio maintained an overweight to return-seeking assets for the remainder of the period and was overweight as of September month end.

During the 12-month period, the Portfolio used derivatives such as options, credit default swaps, futures, currency forwards and total return swaps for hedging and investment purposes.

Performance Highlights

Top contributors to performance:

  Options strategies (long volatility) contributed to performance.

Top detractors from performance:

  Duration extension and tactical equity tilts detracted from performance.

Class 2: SBTTX

1

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 2	Bloomberg Municipal Bond Index	19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS
09/15	$10,000	$10,000	$10,000
09/16	$10,437	$10,558	$10,683
09/17	$11,103	$10,650	$11,307
09/18	$11,327	$10,687	$11,697
09/19	$11,545	$11,601	$12,279
09/20	$11,896	$12,076	$13,212
09/21	$13,365	$12,393	$14,613
09/22	$11,657	$10,968	$12,946
09/23	$11,969	$11,260	$13,929
09/24	$13,977	$12,428	$15,983
09/25	$14,768	$12,601	$17,247

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class 2	5.66%	4.42%	3.98%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS	7.91%	5.47%	5.60%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SBTTX-A for the most recent performance information.

Key Portfolio Statistics

Net Assets	$481,671,071
# of Portfolio Holdings	293
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (Net)	$3,336,562

Class 2: SBTTX

2

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	25.2%
Developed International	5.8%
Emerging Markets	3.4%
Real Assets	-%
Global Bond	x
US	76.1%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SBTTX-A, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCBII-TAOB-2-0153-0925

Class 2: SBTTX

3

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Jorge A. Bermudez, Jeffrey R. Holland, R. Jay Gerken and Ms. Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Pricewaterhouse Coopers LLP , for the Fund’s last two fiscal years for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees*
Intermediate Duration Portfolio	2024	$100,034	$1,176	$30,663
	2025	$92,083	$807	$34,213
New York Muni Portfolio	2024	$32,939	$1,176	$14,976
	2025	$26,994	$807	$10,075
California Muni Portfolio	2024	$25,089	$1,176	$12,433
	2025	$22,960	$807	$7,987
Diversified Muni Portfolio	2024	$122,720	$1,176	$40,664
	2025	$109,069	$807	$36,424
Emerging Markets Portfolio	2024	$28,593	$1,176	$48,211
	2025	$27,216	$807	$21,567
Overlay A Portfolio	2024	$72,706	$—	$51,926
	2025	$65,435	$—	$55,259
Tax-Aware Overlay A Portfolio	2024	$59,488	$—	$51,926
	2025	$53,539	$—	$55,271
Overlay B Portfolio	2024	$83,205	$—	$48,570
	2025	$70,384	$—	$51,449
Tax-Aware Overlay B Portfolio	2024	$76,488	$—	$88,507
	2025	$58,039	$—	$51,945

*	Paid to Ernst & Young LLP.

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund:

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
Intermediate Duration Portfolio	2024	$4,442,722	$31,839
			$(1,176)
			$(30,663)
	2025	$1,120,544	$35,020
			$(807)
			$(34,213)
New York Muni Portfolio	2024	$4,427,035	$16,152
			$(1,176)
			$(14,976)
	2025	$1,096,406	$10,882
			$(807)
			$(10,075)
California Muni Portfolio	2024	$4,424,492	$13,609
			$(1,176)
			$(12,433)
	2025	$1,094,318	$8,794
			$(807)
			$(7,987)
Diversified Muni Portfolio	2024	$4,452,723	$41,840
			$(1,176)
			$(40,664)
	2025	$1,122,755	$37,231
			$(807)
			$(36,424)

Emerging Markets Portfolio	2024	$4,460,270	$49,387

			$(1,176)
			$(48,211)
	2025	$1,107,898	$22,374
			$(807)
			$(21,567)
Overlay A Portfolio	2024	$4,462,809	$51,926
			$—
			$(51,926)
	2025	$1,140,783	$55,259
			$—
			$(55,259)
Tax-Aware Overlay A Portfolio	2024	$4,462,809	$51,926
			$—
			$(51,926)
	2025	$1,140,795	$55,271
			$—
			$(55,271)
Overlay B Portfolio	2024	$4,459,453	$48,570
			$—
			$(48,570)
	2025	$1,136,973	$51,449
			$—
			$(51,449)
Tax-Aware Overlay B Portfolio	2024	$4,499,390	$88,507
			$—
			$(88,507)
	2025	$1,137,469	$51,945
			$—
			$(51,945)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section (3)(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee members are as follows:

Jorge A. Bermudez	Garry L. Moody
Carol C. McMullen	Jeanette Loeb
R. Jay Gerken	Jeffrey R. Holland
Emilie D. Wrapp

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

SANFORD C. BERNSTEIN FUND, INC.

Emerging Markets Portfolio

California Municipal Portfolio

Diversified Municipal Portfolio

New York Municipal Portfolio

Intermediate Duration Portfolio

ANNUAL FINANCIAL STATEMENTS

AND ADDITIONAL INFORMATION

SEPTEMBER 30, 2025

Before investing in any portfolio of the Sanford C. Bernstein Fund, Inc., a prospective investor should consider carefully the portfolio’s investment objectives and policies, charges, expenses and risks. These and other matters of importance to prospective investors are contained in the portfolio’s prospectus, an additional copy of which may be obtained by visiting our website at www.Bernstein.com and clicking on “Investments”, found in the footer, then “Mutual Fund Information—Prospectuses, SAIs and Shareholder Reports” or by calling your financial advisor or by calling Bernstein’s mutual fund shareholder help line at 212.756.4097. For Class A, Class C, Advisor Class and Class Z Shares (collectively “Retail Classes”), visit www.abfunds.com or call AB at 800.227.4618. Please read the prospectus carefully before investing.

For performance information current to the most recent month-end, please visit our website at www.Bernstein.com and click on “Investments”, found in the footer, then “Mutual Fund Information—Mutual Fund Performance at a Glance”. For Retail Classes, visit www.abfunds.com

Sanford C. Bernstein Fund, Inc. (the “Fund”) operates as a series company currently comprised of 9 portfolios (hereafter collectively referred to as the “Portfolios” and each individually a “Portfolio”). This report relates only to the Emerging Markets Portfolio, Fixed Income Municipal Portfolios and Fixed Income Taxable Portfolios (together the “SCB Portfolios”). The financial statements of the Overlay Portfolios are presented in a separate report.

This shareholder report must be preceded or accompanied by the Sanford C. Bernstein Fund, Inc. prospectus for individuals who are not shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit www.AllianceBernstein.com, or go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at 800.227.4618.

The Fund will file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The Report of Independent Registered Public Accounting Firm can be found with the applicable Portfolio’s Schedules of Investments. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.

Investment Products Offered: • Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Emerging Markets Portfolio

September 30, 2025

Company	Shares	U.S. $ Value

COMMON STOCKS–97.9%

Financials–27.0%
Banks–15.7%
Abu Dhabi Islamic Bank PJSC	1,505,935	$8,939,584
Alior Bank SA	180,877	5,119,228
Banco do Brasil SA	1,165,700	4,838,238
Bank Negara Indonesia Persero Tbk PT	19,885,900	4,905,870
Bank of Baroda	1,232,688	3,589,092
Bank Polska Kasa Opieki SA	199,473	9,613,270
China Construction Bank Corp.–Class H	5,502,000	5,277,329
Emirates NBD Bank PJSC	2,073,065	13,714,891
Eurobank Ergasias Services & Holdings SA–Class A	2,163,160	8,367,860
Grupo Financiero Banorte SAB de CV	1,802,250	18,154,863
Hana Financial Group, Inc.	137,360	8,540,348
HDFC Bank Ltd.	883,590	9,484,102
ICICI Bank Ltd.	1,016,883	15,421,402
Itau Unibanco Holding SA (Preference Shares)	3,563,950	26,162,530
Kasikornbank PCL	801,400	4,142,401
KB Financial Group, Inc.	107,499	8,872,521
Krung Thai Bank PCL–Class A	5,467,000	4,183,972
Metropolitan Bank & Trust Co.	4,238,170	4,953,596
Piraeus Financial Holdings SA(a)	1,456,885	12,375,105
Regional SAB de CV	611,780	5,493,276
Sberbank of Russia PJSC(a)(b)(c)(d)	951,472	0
Standard Chartered PLC	262,780	5,099,914
State Bank of India	1,491,045	14,658,141

		201,907,533

Capital Markets–3.5%
B3 SA–Brasil Bolsa Balcao	3,021,300	7,606,824
HDFC Asset Management Co., Ltd.(e)	255,925	15,919,579
Hong Kong Exchanges & Clearing Ltd.–Class H	161,900	9,191,153
Huatai Securities Co., Ltd.–Class H(e)	1,390,400	3,665,417
Nuvama Wealth Management Ltd.	61,922	4,396,284
Samsung Securities Co., Ltd.	83,800	4,287,532

		45,066,789

Consumer Finance–1.0%
Kaspi.KZ JSC (ADR)	59,930	4,895,082
LexinFintech Holdings Ltd. (ADR)	544,520	2,902,292
Muthoot Finance Ltd.	158,065	5,471,215

		13,268,589

Financial Services–0.6%
PNB Housing Finance Ltd.(e)	768,401	7,464,924

Insurance–6.2%
AIA Group Ltd.–Class H	530,200	5,081,417
Company	Shares	U.S. $ Value
Co. for Cooperative Insurance (The)	133,200	$4,830,462
DB Insurance Co., Ltd.	81,350	8,039,652
New China Life Insurance Co., Ltd.–Class H	458,700	2,716,710
OUTsurance Group Ltd.	1,951,313	8,101,282
People’s Insurance Co. Group of China Ltd. (The)–Class H	6,760,000	5,913,932
PICC Property & Casualty Co., Ltd.–Class H	13,682,000	30,864,563
Ping An Insurance Group Co. of China Ltd.–Class H	1,128,000	7,673,885
Samsung Fire & Marine Insurance Co., Ltd.	19,485	6,271,857

		79,493,760

		347,201,595

Information Technology–24.4%
Communications Equipment–2.9%
Accton Technology Corp.	405,000	14,005,390
Xiaomi Corp.–Class H(a)	3,264,600	22,688,793

		36,694,183

Electronic Equipment, Instruments & Components–3.0%
Compeq Manufacturing Co., Ltd.	2,051,000	4,960,380
Delta Electronics, Inc.	780,000	21,972,671
Simplo Technology Co., Ltd.	247,000	3,005,414
Tripod Technology Corp.	509,000	5,037,597
Zhen Ding Technology Holding Ltd.	784,000	4,287,472

		39,263,534

IT Services–0.6%
HCL Technologies Ltd.	398,255	6,220,921
Infosys Ltd.	86,857	1,413,468

		7,634,389

Semiconductors & Semiconductor Equipment–12.5%
MediaTek, Inc.	10,000	433,697
Realtek Semiconductor Corp.	145,000	2,625,012
SK Hynix, Inc.	139,408	34,558,945
Taiwan Semiconductor Manufacturing Co., Ltd.	2,825,206	122,720,774

		160,338,428

Technology Hardware, Storage & Peripherals–5.4%
Asustek Computer, Inc.	426,000	9,411,300
Samsung Electronics Co., Ltd.	946,368	56,735,049
Samsung Electronics Co., Ltd. (Preference Shares)	78,405	3,721,181

		69,867,530

		313,798,064

Communication Services–11.9%
Diversified Telecommunication Services–0.3%
KT Corp. (Sponsored ADR)	168,240	3,280,680

Entertainment–2.7%
NetEase, Inc.–Class H	1,157,600	35,159,016

2025 Annual Report	1

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Interactive Media & Services–6.5%
Meitu, Inc.–Class H(a)(e)(f)	4,918,000	$5,849,640
NAVER Corp.	20,394	3,913,337
Tencent Holdings Ltd.–Class H	871,200	74,234,598

		83,997,575

Media–0.0%
China South Publishing & Media Group Co., Ltd.–Class A	600	1,037

Wireless Telecommunication Services–2.4%
Bharti Airtel Ltd.	310,237	6,577,421
Etihad Etisalat Co.	533,314	9,606,250
TIM SA/Brazil	2,355,400	10,400,094
Turkcell Iletisim Hizmetleri AS	1,946,860	4,588,162

		31,171,927

		153,610,235

Consumer Discretionary–9.7%
Automobiles–0.5%
Kia Corp.	94,833	6,806,817

Broadline Retail–4.4%
Alibaba Group Holding Ltd.–Class H	2,097,900	46,917,646
Allegro.eu SA(a)(e)	497,860	4,884,824
Pepco Group NV(e)	672,240	4,800,514

		56,602,984

Hotels, Restaurants & Leisure–1.4%
Indian Hotels Co., Ltd. (The)	569,323	4,624,080
MakeMyTrip Ltd.(a)	37,210	3,482,856
OPAP SA	421,333	9,829,019

		17,935,955

Household Durables–0.9%
Gree Electric Appliances, Inc. of Zhuhai–Class A	879,100	4,911,068
Hisense Visual Technology Co., Ltd.–Class A	521,300	1,769,348
Midea Group Co., Ltd.–Class A	481,161	4,920,411

		11,600,827

Specialty Retail–2.0%
Lojas Renner SA	2,222,800	6,318,937
Pop Mart International Group Ltd.–Class H(e)	582,800	19,961,965

		26,280,902

Textiles, Apparel & Luxury Goods–0.5%
Bosideng International Holdings Ltd.–Class H	4,388,000	2,617,566
Yue Yuen Industrial Holdings Ltd.–Class H	2,019,000	3,433,830

		6,051,396

		125,278,881

Industrials–7.5%
Construction & Engineering–1.1%
Indus Towers Ltd.(a)	832,546	3,228,152
Company	Shares	U.S. $ Value
Larsen & Toubro Ltd.	118,736	$4,903,144
Samsung E&A Co., Ltd.	324,876	6,210,513

		14,341,809

Electrical Equipment–1.0%
Contemporary Amperex Technology Co., Ltd.–Class A	116,260	6,593,503
Zhejiang Huayou Cobalt Co., Ltd.–Class A	601,800	5,591,161

		12,184,664

Ground Transportation–0.0%
Globaltrans Investment PLC (Sponsored GDR)(a)(b)(d)(g)	301,797	0

Industrial Conglomerates–0.6%
Jardine Matheson Holdings Ltd.	84,800	5,351,488
SK Square Co., Ltd.(a)	15,610	2,248,459

		7,599,947

Machinery–2.5%
HD Hyundai Heavy Industries Co., Ltd.	14,240	5,230,395
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	30,510	8,940,021
Weichai Power Co., Ltd.–Class A	2,728,600	5,387,022
Yutong Bus Co., Ltd.–Class A	3,258,500	12,455,490

		32,012,928

Passenger Airlines–1.9%
InterGlobe Aviation Ltd.(e)	71,081	4,465,828
Latam Airlines Group SA	357,190,370	8,114,811
Latam Airlines Group SA (ADR)(a)	264,690	11,977,223

		24,557,862

Transportation Infrastructure–0.4%
International Container Terminal Services, Inc.	708,720	5,747,654

		96,444,864

Real Estate–3.6%
Diversified REITs–0.2%
Fibra Uno Administracion SA de CV	2,055,380	3,048,250

Real Estate Management & Development–3.4%
Aldar Properties PJSC	2,350,239	6,070,832
Arabian Centres Co.(e)	623,360	3,767,253
Ayala Land, Inc.	4,287,200	1,795,273
Emaar Development PJSC	1,442,240	5,284,927
Emaar Properties PJSC	5,507,676	19,568,253
Lodha Developers Ltd.(e)	518,422	6,664,912

		43,151,450

		46,199,700

Consumer Staples–3.1%
Beverages–0.6%
Eastroc Beverage Group Co., Ltd.–Class A	175,600	7,503,842

2	Sanford C. Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Consumer Staples Distribution & Retail–0.6%
Cencosud SA	781,130	$2,223,105
Sok Marketler Ticaret AS(a)	2,115,863	1,854,620
Zabka Group SA(a)	689,591	4,458,110

		8,535,835

Food Products–1.8%
Alfa SAB de CV–Class A	4,982,020	3,996,280
AVI Ltd.	403,560	2,311,532
Fujian Sunner Development Co., Ltd.–Class A	1,782,092	4,521,679
Muyuan Foods Co., Ltd.–Class A	544,800	4,062,353
Uni-President China Holdings Ltd.–Class H	3,796,000	4,011,607
WH Group Ltd.–Class H	3,717,000	4,025,329

		22,928,780

Personal Care Products–0.1%
Colgate-Palmolive India Ltd.	34,068	855,379

		39,823,836

Materials–3.1%
Chemicals–1.2%
Controladora Alpek SAB de CV(a)	5,280,000	867,819
UPL Ltd.	654,793	4,850,315
Yunnan Yuntianhua Co., Ltd.–Class A	2,745,490	10,350,776

		16,068,910

Construction Materials–0.3%
Cemex SAB de CV	3,561,600	3,201,132

Metals & Mining–1.6%
China Hongqiao Group Ltd.–Class H(a)	3,310,500	11,212,112
Zijin Gold International Co., Ltd.–Class H(a)(f)	6,109	94,674
Zijin Mining Group Co., Ltd.–Class H(f)	2,102,000	8,788,506

		20,095,292

		39,365,334

Utilities–2.9%
Electric Utilities–1.2%
Cia Energetica de Minas Gerais (Preference Shares)	1,197,600	2,508,946
Enel Chile SA	30,694,580	2,375,729
Energisa S/A	484,500	4,629,935
Equatorial Energia SA Ord	471,619	3,274,239
Power Grid Corp. of India Ltd.	840,511	2,653,180

		15,442,029

Gas Utilities–0.7%
GAIL India Ltd.	4,585,435	9,105,200

Independent Power and Renewable Electricity Producers–0.4%
NTPC Ltd.	1,280,646	4,914,480

Company	Shares	U.S. $ Value
Water Utilities–0.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	321,562	$7,985,504

		37,447,213

Energy–2.4%
Oil, Gas & Consumable Fuels–2.4%
Gazprom PJSC (Sponsored ADR)(a)(b)(c)(d)	436,750	0
LUKOIL PJSC(a)(b)(c)(d)	80,321	0
ORLEN SA	434,920	10,362,786
PetroChina Co., Ltd.–Class H	7,964,000	7,219,884
Petroleo Brasileiro SA–Petrobras (Preference Shares)	1,438,900	8,505,387
Petronet LNG Ltd.	1,627,805	5,115,965

		31,204,022

Health Care–2.3%
Life Sciences Tools & Services–1.2%
Samsung Biologics Co., Ltd.(a)(e)	4,009	2,857,005
WuXi AppTec Co., Ltd.–Class A	416,700	6,597,107
WuXi XDC Cayman, Inc.–Class H(a)	573,000	5,786,493

		15,240,605

Pharmaceuticals–1.1%
Jiangsu Hengrui Pharmaceuticals Co., Ltd.–Class A	405,700	4,080,559
Jiangsu Hengrui Pharmaceuticals Co., Ltd.–Class H(a)	33,200	376,647
Sino Biopharmaceutical Ltd.–Class H	9,774,000	10,187,594

		14,644,800

		29,885,405

Total Common Stocks (cost $932,642,529)		1,260,259,149

SHORT-TERM INVESTMENTS–0.8%
Investment Companies–0.8%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.97%(h)(i)(j) (cost $10,768,924)	10,768,924	10,768,924

Total Investments—98.7% (cost $943,411,453)		1,271,028,073

Other assets less liabilities—1.3%		16,336,093

Net Assets—100.0%		$1,287,364,166

2025 Annual Report	3

Schedule of Investments (continued)

Country Breakdown (% of Net Assets)
China	30.0%
Taiwan	14.6
South Korea	13.2
India	11.3
Brazil	6.4
United Arab Emirates	4.2
Poland	3.0
Mexico	2.7
Hong Kong	2.6
Greece	2.4
Others	2.4
Chile	1.9
Saudi Arabia	1.4
Philippines	1.0
South Africa	0.8
Short-Term Investments	0.8
Other assets less liabilities	1.3

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Bank of America NA	USD	2,953	CNH	21,119	10/16/2025	$10,986

Bank of America NA	USD	9,752	IDR	160,232,119	10/24/2025	(150,814)

Bank of America NA	USD	60,613	TWD	1,795,050	11/21/2025	(1,479,849)

Bank of America NA	GBP	2,357	USD	3,222	12/05/2025	51,289

Barclays Capital, Inc.	BRL	210,405	USD	39,560	10/02/2025	27,130

Barclays Capital, Inc.	USD	39,322	BRL	210,405	10/02/2025	211,376

Barclays Capital, Inc.	USD	3,454	KRW	4,749,905	10/14/2025	(69,801)

Barclays Capital, Inc.	BRL	210,405	USD	39,019	11/04/2025	(197,288)

BNP Paribas SA	KRW	6,134,591	USD	4,422	10/14/2025	51,115

BNP Paribas SA	CLP	3,452,851	USD	3,588	11/13/2025	(3,889)

BNP Paribas SA	TWD	97,559	USD	3,197	11/21/2025	(16,501)

Citibank NA	KRW	44,364,280	USD	32,351	10/14/2025	743,221

Citibank NA	CNH	36,517	USD	5,125	10/16/2025	1

Citibank NA	PHP	576,657	USD	10,105	10/28/2025	227,438

Citibank NA	USD	56,409	INR	4,963,432	11/21/2025	(701,937)

Deutsche Bank AG	USD	3,946	ZAR	69,810	10/14/2025	92,725

Deutsche Bank AG	USD	6,171	CNH	43,861	10/16/2025	(15,404)

Goldman Sachs Bank USA	USD	3,691	HUF	1,228,219	11/19/2025	(4,291)

Goldman Sachs Bank USA	USD	13,518	MYR	56,946	11/21/2025	27,055

HSBC Bank USA	INR	738,219	USD	8,286	11/21/2025	577

HSBC Bank USA	TWD	88,839	USD	2,937	11/21/2025	10,764

JPMorgan Chase Bank	USD	7,285	KRW	10,020,344	10/14/2025	(145,716)

Morgan Stanley Capital Services, Inc.	BRL	210,405	USD	38,314	10/02/2025	(1,219,122)

Morgan Stanley Capital Services, Inc.	USD	39,560	BRL	210,405	10/02/2025	(27,130)

Morgan Stanley Capital Services, Inc.	USD	21,670	ZAR	391,235	10/14/2025	965,269

Morgan Stanley Capital Services, Inc.	CNH	21,119	USD	2,955	10/16/2025	(8,921)

Morgan Stanley Capital Services, Inc.	MXN	165,743	USD	8,764	10/22/2025	(267,152)

Morgan Stanley Capital Services, Inc.	CLP	14,501,297	USD	15,214	11/13/2025	129,268

Morgan Stanley Capital Services, Inc.	EUR	18,908	USD	22,309	11/21/2025	44,457

State Street Bank & Trust Co.	HKD	28,257	USD	3,635	10/14/2025	2,864

State Street Bank & Trust Co.	HKD	165,082	USD	21,171	10/14/2025	(47,630)

4	Sanford C. Bernstein Fund, Inc.

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

State Street Bank & Trust Co.	USD	6,478	THB	204,504	11/13/2025	$(145,765)

UBS	PLN	88,266	USD	24,385	11/19/2025	117,255

						$(1,788,420)

(a)	Non-income producing security.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Gazprom PJSC (Sponsored ADR)	10/06/2021–10/21/2021	$ 4,522,921	$0	0.00%
LUKOIL PJSC	06/22/2012–06/14/2016	3,192,255	0	0.00%
Sberbank of Russia PJSC	07/10/2020–09/17/2020	2,848,601	0	0.00%

(d)	Fair valued by the Adviser.
(e)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $80,301,861 or 6.2% of net assets.
(f)	Represents entire or partial securities out on loan. See Note 2E for securities lending information.
(g)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of September 30, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Globaltrans Investment PLC (Sponsored GDR)	06/28/2018–06/09/2021	$ 1,956,351	$0	0.00%

(h)	The rate shown represents the 7-day yield as of period end.
(i)	Affiliated investments.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Currency Abbreviations:

BRL—Brazilian Real

CLP—Chilean Peso

CNH—Chinese Yuan Renminbi (Offshore)

EUR—Euro

GBP—Great British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

PHP—Philippine Peso

PLN—Polish Zloty

THB—Thailand Baht

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

JSC—Joint Stock Company

PJSC—Public Joint Stock Company

REIT—Real Estate Investment Trust

See notes to financial statements.

2025 Annual Report	5

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

California Municipal Portfolio

September 30, 2025

Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS–97.2%

Long-Term Municipal Bonds–90.1%
California–83.7%
Bay Area Toll Authority (Bay Area Toll Authority) Series 2021 3.19% (MUNIPSA + 0.30%), 04/01/2056(a)	$5,000	$4,900,179
3.30% (MUNIPSA + 0.41%), 04/01/2056(a)	13,415	12,978,707
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) Series 2024-B 5.25%, 07/01/2042	950	1,003,761
5.25%, 07/01/2044	8,865	9,261,119
AG Series 2024-B 4.00%, 07/01/2039	4,500	4,396,453
4.125%, 07/01/2041	3,000	2,859,305
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	5,000	5,339,057
Series 2024 5.00%, 08/01/2055	7,600	8,193,103
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024 5.00%, 01/01/2055	10,000	10,589,431
5.00%, 11/01/2055	10,000	10,587,371
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	10,000	10,669,122
California Community Choice Financing Authority (Goldman Sachs Group) Series 2021 4.00%, 10/01/2052	7,015	7,175,381
Series 2023 5.00%, 12/01/2053	9,590	10,208,330
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	4,435	4,545,712

Principal Amount (000)		U.S. $ Value
Series 2023 4.431% (SOFR + 1.63%), 07/01/2053(a)	$5,000	$5,024,461
4.471% (SOFR + 1.67%), 02/01/2054(a)	5,000	5,032,633
5.00%, 02/01/2054	14,770	15,890,467
California Community Choice Financing Authority (New York Life Insurance) Series 2024 5.00%, 01/01/2056	12,250	13,666,477
California Community Choice Financing Authority (Pacific Life Insurance) Series 2024-F 5.00%, 02/01/2055	6,045	6,583,290
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024 5.00%, 02/01/2055	10,000	10,979,394
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(b)	4,450	3,373,042
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 4.00%, 08/01/2046(b)	1,330	1,119,602
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 4.00%, 02/01/2050(b)	3,390	2,535,298
California County Tobacco Securitization Agency (Los Angeles County Securitization) Series 2020-A 4.00%, 06/01/2037	510	496,249
4.00%, 06/01/2038	1,000	960,884
5.00%, 06/01/2027	800	825,816
5.00%, 06/01/2028	700	735,094
5.00%, 06/01/2030	500	536,301
5.00%, 06/01/2031	400	426,557
5.00%, 06/01/2032	300	317,794
California Earthquake Authority (California Earthquake Authority) Series 2022-A 5.603%, 07/01/2027	1,520	1,539,771
California Educational Facilities Authority (Prerefunded–US Treasuries) Series 2015 5.00%, 11/01/2028	1,545	1,548,183
California Educational Facilities Authority (St. Mary’s College of California) Series 2023 5.25%, 10/01/2033	1,375	1,479,751

6	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
California Enterprise Development Authority (Real Journey Academies Obligated Group) Series 2024-A 5.00%, 06/01/2044(b)	$2,000	$1,921,296
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2027(b)	615	613,278
4.00%, 06/01/2031(b)	2,000	1,979,137
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2024 5.00%, 12/01/2034	1,265	1,390,103
5.00%, 12/01/2036	1,000	1,078,642
Series 2025 5.00%, 12/01/2032	5,500	6,014,355
California Health Facilities Financing Authority (Cedars-Sinai Medical Center) Series 2015 5.00%, 11/15/2027	6,500	6,524,237
5.00%, 11/15/2028	6,000	6,022,186
5.00%, 11/15/2029	7,000	7,025,967
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2032	1,215	1,237,885
California Health Facilities Financing Authority (CommonSpirit Health Obligated Group) Series 2020-A 5.00%, 04/01/2034	750	811,977
California Health Facilities Financing Authority (Prerefunded–Others) Series 2019 5.00%, 10/01/2039	3,000	3,000,000
California Health Facilities Financing Authority (Sutter Health) Series 2018-A 5.00%, 11/15/2029	1,280	1,347,749
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	9,911	10,112,078
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	9,300	9,082,339
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	7,554	7,603,059
Series 2021-2, Class X 0.825%, 03/25/2035(c)	3,777	150,706
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	1,878	1,790,933

Principal Amount (000)		U.S. $ Value
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2024 3.25%, 08/01/2029	$4,750	$4,824,435
California Infrastructure & Economic Development Bank (Museum Associates) Series 2021 3.59% (MUNIPSA + 0.70%), 12/01/2050(a)	4,000	3,983,436
California Infrastructure & Economic Development Bank (Roseville Sustainable Energy Partner) Series 2024 5.00%, 07/01/2042	2,355	2,418,715
5.00%, 07/01/2044	2,000	2,025,219
California Municipal Finance Authority (Ascent 613) Series 2025-A 5.25%, 01/01/2045(b)	2,500	2,447,643
California Municipal Finance Authority (California Municipal Finance Authority) Series 2025-2, Class A1 3.537%, 02/20/2041	3,588	3,260,153
California Municipal Finance Authority (Emerson College) Series 2017-B 5.00%, 01/01/2030	1,000	1,032,816
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 5.00%, 12/31/2026	2,200	2,241,131
5.00%, 12/31/2028	1,000	1,039,421
5.00%, 06/30/2029	1,050	1,088,480
5.00%, 12/31/2029	2,150	2,228,347
5.00%, 12/31/2031	1,930	1,986,903
5.00%, 12/31/2033	1,500	1,534,339
5.00%, 12/31/2043	2,000	2,002,462
California Municipal Finance Authority (PRS-California Obligated Group) Series 2024 5.00%, 04/01/2034	410	450,516
5.00%, 04/01/2035	720	787,221
5.00%, 04/01/2038	500	530,615
5.00%, 04/01/2044	1,415	1,428,545
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	5,000	5,030,914
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 07/01/2027(b)	1,580	1,585,713
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2029(b)	2,900	3,006,989
5.00%, 07/01/2039(b)	2,465	2,518,933

2025 Annual Report	7

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(b)	$1,500	$1,540,731
California School Finance Authority (Kipp SoCal Public Schools Obligated Group) Series 2020-A 4.00%, 07/01/2040(b)	1,305	1,202,395
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.25%, 06/01/2042(b)	1,000	1,036,376
California School Finance Authority (Partnerships to Uplift Communities Series 2023 Obligated Group) Series 2023 5.00%, 08/01/2033(b)	650	670,742
5.25%, 08/01/2038(b)	500	509,635
California School Finance Authority (Rex & Margaret Fortune School of Education) Series 2024 5.00%, 06/01/2044(b)	2,000	1,867,501
California School Finance Authority (Rocketship Education Obligated Group) Series 2015-A 4.25%, 03/01/2028(b)	570	570,050
Series 2016-A 5.00%, 06/01/2031(b)	1,700	1,672,917
California State Public Works Board (California State Public Works Board Lease) Series 2017-H 5.00%, 04/01/2030	2,000	2,076,877
5.00%, 04/01/2031	2,000	2,074,808
5.00%, 04/01/2032	1,270	1,314,461
Series 2025 5.00%, 04/01/2043	2,000	2,155,716
5.00%, 04/01/2044	2,000	2,140,414
5.00%, 04/01/2045	2,385	2,541,820
California State Public Works Board (State of California Lease) Series 2022-A 5.00%, 08/01/2027	7,000	7,334,408
Series 2022-B 5.00%, 06/01/2026	10,000	10,165,713
Series 2023 5.00%, 09/01/2026	5,000	5,116,189
Series 2024 5.05%, 04/01/2032	2,000	2,059,874
5.06%, 04/01/2033	1,000	1,027,126
California State University (California State University) Series 2017-A 5.00%, 11/01/2033	5,620	5,827,075

Principal Amount (000)		U.S. $ Value
Series 2020-A 5.00%, 11/01/2030	$600	$668,243
5.00%, 11/01/2031	400	442,914
Series 2020-D 1.49%, 11/01/2028	1,500	1,396,144
Series 2021-B 2.274%, 11/01/2034	7,000	5,851,842
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2029	1,210	1,251,043
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2027	720	744,974
5.00%, 04/01/2028	535	566,142
California Statewide Communities Development Authority (John Muir Health Obligated Group) Series 2024-A 5.00%, 12/01/2041	3,250	3,501,476
5.25%, 12/01/2040	2,400	2,669,091
5.25%, 12/01/2044	2,725	2,909,906
California Statewide Communities Development Authority (Lancer Educational Housing) Series 2016 5.00%, 06/01/2036(b)	3,250	3,258,343
Series 2019 5.00%, 06/01/2034(b)	755	774,265
5.00%, 06/01/2039(b)	1,800	1,803,876
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2014 5.25%, 12/01/2034	4,500	4,503,102
Series 2018-A 5.00%, 12/01/2027(b)	250	258,042
5.00%, 12/01/2033(b)	1,000	1,021,792
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.00%, 07/01/2029(b)	570	583,971
California Statewide Communities Development Authority (Redlands Community Hospital Obligated Group) Series 2016 5.00%, 10/01/2027	2,360	2,389,436
5.00%, 10/01/2028	1,230	1,243,947
5.00%, 10/01/2033	2,135	2,153,590
California Statewide Communities Development Authority (Southern California Edison) Series 2023 4.50%, 11/01/2033	6,700	6,981,219

8	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Central Valley Energy Authority (Pacific Life Insurance) Series 2025 5.00%, 12/01/2055	$1,000	$1,094,934
City of Fremont CA Community Facilities District No. 1 (City of Fremont CA Community Facilities District No. 1) Series 2015 5.00%, 09/01/2027	1,000	1,007,732
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-C 5.00%, 06/01/2043	2,000	2,179,276
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2017 5.00%, 05/15/2029	1,145	1,159,441
Series 2017-A 5.00%, 05/15/2028	1,440	1,492,721
5.00%, 05/15/2031	1,275	1,312,142
Series 2018 5.00%, 05/15/2031	3,000	3,195,711
5.00%, 05/15/2035	1,190	1,227,836
Series 2019 4.00%, 05/15/2044	4,205	3,870,564
Series 2019-A 5.00%, 05/15/2038	4,315	4,453,071
Series 2020-C 5.00%, 05/15/2031	5,000	5,434,810
5.00%, 05/15/2039	2,655	2,766,091
Series 2021 5.00%, 05/15/2030	5,020	5,483,851
5.00%, 05/15/2033	4,735	5,183,385
5.00%, 05/15/2035	1,685	1,809,842
Series 2021-D 4.00%, 05/15/2040	2,165	2,099,130
Series 2022 4.00%, 05/15/2036	1,300	1,297,644
4.00%, 05/15/2041	1,100	1,048,866
5.00%, 05/15/2032	4,000	4,422,456
Series 2022-A 4.00%, 05/15/2041	6,160	5,873,651
Series 2025 5.00%, 05/15/2026	3,500	3,550,192
5.00%, 05/15/2036	1,050	1,171,264
5.00%, 05/15/2037	1,065	1,175,875
City of Los Angeles Department of Airports (Prerefunded–US Treasuries) Series 2021 5.00%, 05/15/2033	265	289,931
City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2028	1,010	1,050,537
5.00%, 09/01/2030	1,295	1,339,643

Principal Amount (000)		U.S. $ Value
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2031	$995	$1,009,319
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose Intl Airport SJC) Series 2017-A 5.00%, 03/01/2027	2,480	2,552,244
City of Santa Rosa CA Wastewater Revenue (City of Santa Rosa CA Wastewater Revenue) AMBAC Series 2002-B Zero Coupon, 09/01/2029	3,000	2,717,233
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 4.00%, 08/01/2047(b)	340	305,858
Compton Community Redevelopment Agency Successor Agency (Compton Community Redevelopment Agency Successor Agency) AG Series 2022-A 5.25%, 08/01/2032	3,925	4,429,379
Contra Costa Transportation Authority Sales Tax Revenue (Contra Costa Transportation Authority Sales Tax Revenue) Series 2017-A 5.00%, 03/01/2030	1,250	1,299,208
Coronado Community Development Agency Successor Agency (Coronado Community Development Agency Successor Agency) Series 2018-A 5.00%, 09/01/2033	675	675,799
County of Sacramento CA Airport System Revenue (County of Sacramento CA Airport System Revenue) Series 2025-A 5.00%, 07/01/2029	1,100	1,179,644
5.00%, 07/01/2040	2,250	2,372,059
5.25%, 07/01/2043	1,150	1,213,805
5.25%, 07/01/2044	1,500	1,580,352
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(b)	1,500	1,216,860
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.35%, 04/01/2047(b)	3,325	2,792,487

2025 Annual Report	9

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(b)	$4,000	$3,170,599
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(b)	5,000	4,072,951
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A1 2.875%, 08/01/2041(b)	3,315	2,986,956
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(b)	1,000	797,925
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 3.20%, 09/01/2046(b)	5,000	3,511,271
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 2.65%, 12/01/2046(b)	2,355	1,962,837
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(b)	2,000	1,665,842
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(b)	3,000	2,480,683
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(b)	4,000	3,056,544
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)	1,500	1,006,671
East County Advanced Water Purification Joint Powers Authority (East County Advanced Water Purification Joint Powers Authority) Series 2024 5.00%, 09/01/2026	5,500	5,594,483

Principal Amount (000)		U.S. $ Value
Fontana Redevelopment Agency Successor Agency (Fontana Redevelopment Agency Successor Agency) Series 2017-A 5.00%, 10/01/2031	$1,750	$1,832,083
Foothill-De Anza Community College District (Foothill-De Anza Community College District) AMBAC Series 2007-A Zero Coupon, 08/01/2034	1,000	767,711
Foothill-Eastern Transportation Corridor Agency (Foothill-Eastern Transportation Corridor Agency) Series 2021-A 4.00%, 01/15/2046	3,290	3,040,701
Series 2021-C 4.00%, 01/15/2043	1,889	1,807,915
Fremont Union High School District (Fremont Union High School District) Series 2024 5.00%, 08/01/2026	1,000	1,023,473
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Lease) Series 2021 2.746%, 06/01/2034	3,165	2,807,595
3.115%, 06/01/2038	2,500	2,096,523
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	5,765	5,252,659
Long Beach Bond Finance Authority (Bank of America Corp.) Series 2007-A 5.50%, 11/15/2037	3,700	4,184,133
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022-C 5.00%, 07/01/2039	2,500	2,664,194
Series 2024-B 5.00%, 07/01/2036	2,000	2,229,350
5.00%, 07/01/2037	1,405	1,549,890
5.00%, 07/01/2038	2,055	2,250,354
5.00%, 07/01/2039	1,845	2,004,769
Series 2024-C 5.00%, 07/01/2041	1,070	1,145,142
Series 2024-D 5.00%, 07/01/2043	4,165	4,386,181
Series 2024-E 5.00%, 07/01/2039	2,000	2,182,077
Series 2025-B 5.00%, 07/01/2033	3,665	4,178,832
5.00%, 07/01/2034	2,000	2,291,944
BAM Series 2025-A 5.00%, 07/01/2043	1,750	1,854,148

10	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2016-A 5.00%, 07/01/2036	$1,130	$1,132,873
Series 2021 5.00%, 07/01/2038	1,000	1,064,373
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2016-B 5.00%, 07/01/2030	1,495	1,503,415
Series 2023-A 5.00%, 07/01/2035	1,040	1,167,641
5.00%, 07/01/2042	2,125	2,253,976
Series 2025-A 5.00%, 01/01/2030	10,000	10,871,115
Series 2025-B 5.00%, 07/01/2031	1,625	1,821,645
5.00%, 07/01/2032	1,000	1,133,501
5.00%, 07/01/2033	1,300	1,484,193
Los Angeles Unified School District/CA (Los Angeles Unified School District/CA) Series 2016-B 5.00%, 07/01/2030	2,500	2,546,285
Series 2018-B 5.00%, 07/01/2029	9,020	9,591,525
Series 2019-A 5.00%, 07/01/2027	1,045	1,098,565
Series 2024-A 5.00%, 07/01/2030	1,590	1,803,559
5.00%, 07/01/2032	26,740	31,331,499
Series 2025-A 5.00%, 07/01/2043	2,000	2,189,552
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	5,285	6,475,327
Series 2009-B 7.00%, 11/01/2034	5,555	6,739,935
Middle Fork Project Finance Authority (Middle Fork Project Finance Authority) Series 2020 5.00%, 04/01/2033	1,650	1,743,829
5.00%, 04/01/2034	1,100	1,156,761
5.00%, 04/01/2035	1,150	1,203,996
Northern California Energy Authority (Pacific Life Insurance) Series 2024 5.00%, 12/01/2054	10,000	10,806,727
Pittsburg Successor Agency Redevelopment Agency (Pittsburg Successor Agency Redevelopment Agency) AG Series 2016-A 5.00%, 09/01/2027	2,785	2,849,017

Principal Amount (000)		U.S. $ Value
Port of Los Angeles (Port of Los Angeles) Series 2024-A 5.00%, 08/01/2029	$1,295	$1,401,778
5.00%, 08/01/2030	2,110	2,324,470
5.00%, 08/01/2035	2,330	2,629,893
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 1) Series 2022 4.50%, 09/01/2037	2,905	2,924,451
5.00%, 09/01/2042	2,510	2,543,138
Riverside County Public Financing Authority (Prerefunded–US Treasuries) Series 2015 5.00%, 11/01/2028	3,395	3,401,937
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.54% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(a)	5,700	5,180,031
San Diego Community College District (Prerefunded–US Treasuries) Series 2016 4.00%, 08/01/2041	4,000	4,059,708
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2021-B 5.00%, 07/01/2028	5,245	5,541,385
Series 2023 5.00%, 07/01/2041	10,320	10,829,580
San Diego Unified School District/CA (San Diego Unified School District/CA) Series 2025-Z 5.00%, 07/01/2039	875	990,634
San Francisco City & County Public Utilities Commission Wastewater Revenue (San Francisco City & County Public Utilities Commission Wastewater Revenue) Series 2024 4.655%, 10/01/2027	2,650	2,688,753
San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-A 5.00%, 05/01/2034	11,015	11,537,213
5.00%, 05/01/2035	1,000	1,042,920
Series 2019-E 5.00%, 05/01/2034	3,450	3,613,562
5.00%, 05/01/2035	3,275	3,415,561
5.00%, 05/01/2036	3,385	3,514,566
Series 2022-C 2.583%, 05/01/2030	1,625	1,529,424
Series 2024 5.00%, 05/01/2035	13,000	14,304,137
5.00%, 05/01/2036	1,950	2,125,129
5.00%, 05/01/2039	5,860	6,214,585
5.25%, 05/01/2044	10,000	10,469,069

2025 Annual Report	11

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	$2,840	$3,259,358
San Mateo Joint Powers Financing Authority (County of San Mateo CA Lease) Series 2019-A 5.00%, 07/15/2026	3,310	3,380,441
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2029	1,000	1,007,509
5.00%, 09/01/2030	1,365	1,375,134
South San Francisco Unified School District (South San Francisco Unified School District) Series 2025 5.00%, 09/01/2026	3,510	3,601,475
5.00%, 09/01/2027	2,160	2,280,946
5.00%, 09/01/2029	1,000	1,114,146
5.00%, 09/01/2030	1,675	1,910,926
5.00%, 09/01/2032	1,380	1,622,777
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	3,500	3,765,197
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2035	2,645	2,965,769
5.00%, 07/01/2036	2,000	2,217,183
5.00%, 07/01/2039	2,000	2,164,138
5.00%, 07/01/2041	1,100	1,173,246
Series 2024 5.00%, 07/01/2040	3,200	3,468,829
5.00%, 07/01/2042	1,650	1,758,443
5.00%, 07/01/2044	1,995	2,089,990
BAM Series 2025 5.25%, 07/01/2042	2,175	2,387,474
Southern California Public Power Authority (Southern California Public Power Authority) BAM Series 2025 5.00%, 07/01/2035	1,950	2,247,430
5.25%, 07/01/2044	1,200	1,298,951
5.25%, 07/01/2045	1,730	1,867,633
State of California (State of California) Series 2009 7.30%, 10/01/2039	1,000	1,169,925
7.55%, 04/01/2039	1,000	1,220,115
Series 2016 5.00%, 09/01/2034	3,500	3,564,156
Series 2019 5.00%, 04/01/2037	615	651,485

Principal Amount (000)		U.S. $ Value
Series 2023 5.00%, 09/01/2038	$10,000	$11,132,256
6.00%, 03/01/2033	4,000	4,390,732
Series 2024 5.15%, 09/01/2034	2,000	2,085,963
Series 2025 5.00%, 03/01/2042	5,000	5,475,759
Sweetwater Union High School District (Sweetwater Union High School District) Series 2016 5.00%, 08/01/2030	3,205	3,229,575
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 4.00%, 06/01/2034	1,000	1,008,022
4.00%, 06/01/2036	1,015	1,009,225
4.00%, 06/01/2038	1,210	1,175,263
4.00%, 06/01/2040	1,150	1,091,658
5.00%, 06/01/2026	1,360	1,378,325
5.00%, 06/01/2027	1,500	1,550,386
5.00%, 06/01/2028	1,220	1,283,726
5.00%, 06/01/2030	1,500	1,622,388
5.00%, 06/01/2032	1,300	1,396,048
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment) Series 2020 5.00%, 10/01/2031	500	528,139
5.00%, 10/01/2032	950	996,875
5.00%, 10/01/2034	600	623,356
5.00%, 10/01/2035	600	619,848
5.00%, 10/01/2036	800	822,057
5.00%, 10/01/2037	1,375	1,405,445
5.00%, 10/01/2038	1,000	1,018,112
University of California (University of California) Series 2017-A 5.00%, 05/15/2028	1,000	1,044,322
5.00%, 05/15/2029	3,000	3,128,691
5.00%, 05/15/2031	2,465	2,567,613
Series 2017-M 5.00%, 05/15/2031	4,000	4,165,210
Series 2023-B 4.693%, 05/15/2033	6,260	6,385,214
Series 2024-B 5.00%, 05/15/2026	20,000	20,324,502
Washington Township Health Care District (Washington Township Health Care District) Series 2023-A 5.00%, 07/01/2040	400	406,401
5.00%, 07/01/2041	360	362,674
5.00%, 07/01/2042	350	350,449
5.00%, 07/01/2043	275	273,584

12	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
AG Series 2023-B 4.125%, 08/01/2041	$750	$757,802
4.125%, 08/01/2042	275	276,255
4.25%, 08/01/2043	370	372,893
Yucaipa Valley Water District Financing Authority (Yucaipa Valley Water District Water & Sewer Revenue) Series 2024-A 5.00%, 06/01/2026	10,000	10,100,304

		909,179,414

American Samoa–0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(b)	470	494,101

Florida–0.1%
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2033	175	130,276
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2030	150	124,295
Zero Coupon, 10/01/2031	185	146,291
Zero Coupon, 10/01/2032	100	75,090
Zero Coupon, 10/01/2033	250	178,387
Zero Coupon, 10/01/2034	270	183,410
New River Community Development District (New River Community Development District) Series 2006-B 5.00%, 05/01/2013(d)(e)	405	4

		837,753

Georgia–0.2%
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2032	460	484,883
5.00%, 01/01/2035	250	260,989
5.00%, 01/01/2036	1,590	1,653,560

		2,399,432

Guam–2.2%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2021-A 2.899%, 10/01/2027	825	801,303
Series 2023 5.00%, 10/01/2028	960	991,307
5.125%, 10/01/2034	140	149,848
5.375%, 10/01/2040	275	289,504

Principal Amount (000)		U.S. $ Value
Series 2024-A 5.00%, 10/01/2027	$155	$159,025
5.00%, 10/01/2031	600	639,857
5.00%, 10/01/2033	600	641,335
5.00%, 10/01/2034	450	480,040
Guam Department of Education (Guam Dept. of Education COP) Series 2020 4.25%, 02/01/2030	1,500	1,511,387
5.00%, 02/01/2040	1,090	1,085,829
Guam Education Financing Foundation (Guam Education Financing Foundation COP) Series 2016-B 5.00%, 10/01/2026(b)	1,045	1,045,015
Guam Power Authority (Guam Power Authority) Series 2022-A 5.00%, 10/01/2028	3,000	3,185,400
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	355	374,316
Series 2025-G 5.00%, 01/01/2033	1,200	1,315,191
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026	1,000	1,019,234
5.00%, 12/01/2029	455	463,942
5.00%, 12/01/2030	730	744,206
5.00%, 12/01/2032	675	686,211
Territory of Guam (Prerefunded–US Treasuries) Series 2015 5.00%, 11/15/2030	2,625	2,632,091
Series 2015-D 5.00%, 11/15/2025	1,140	1,143,079
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 5.00%, 01/01/2031	1,000	1,085,612
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2027	795	826,589
5.00%, 11/01/2028	955	1,008,164
5.00%, 11/01/2029	1,000	1,068,741
5.00%, 11/01/2030	820	888,717

		24,235,943

Illinois–0.6%
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2032	100	101,528
5.00%, 09/01/2033	200	201,850

2025 Annual Report	13

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017-B 5.00%, 12/15/2026	$3,250	$3,328,766
Village of Bolingbrook IL Sales Tax Revenue (Village of Bolingbrook IL Sales Tax Revenue) Series 2005 6.00%, 01/01/2026(e)(f)(g)	4,450	3,159,500

		6,791,644

Indiana–0.0%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(e)(g)	25	2

Kentucky–0.4%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 5.00%, 02/01/2026	230	231,117
5.00%, 02/01/2027	260	265,732
5.00%, 02/01/2030	160	170,896
5.00%, 02/01/2031	200	209,991
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.00%, 06/01/2029	3,500	3,578,167

		4,455,903

Missouri–0.0%
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027	150	155,008

Nevada–0.0%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(b)	145	142,503

New Jersey–1.3%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	1,410	1,433,104
5.00%, 06/15/2029	6,660	6,767,834
Series 2018-A 5.00%, 06/15/2028	2,710	2,754,171
5.00%, 06/15/2029	1,290	1,310,887
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2026	1,000	1,014,411
5.00%, 06/01/2028	1,000	1,055,131

		14,335,538

Principal Amount (000)		U.S. $ Value
New York–0.0%
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	$220	$217,816

Ohio–0.1%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-A 5.00%, 06/01/2036	1,175	1,223,706

Pennsylvania–0.1%
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Revenue) Series 2018 5.00%, 05/01/2033(b)	1,000	1,027,055

Puerto Rico–0.9%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	1,680	1,199,885
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(b)	2,440	2,545,599
5.00%, 07/01/2035(b)	1,735	1,787,221
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2027	1,720	1,733,259
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.25%, 01/01/2040	1,665	1,876,804

		9,142,768

Washington–0.1%
Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group) Series 2019-A 5.00%, 08/01/2031	825	883,299

Wisconsin–0.3%
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(b)	730	730,000
5.00%, 10/01/2026(b)	770	778,074
5.00%, 10/01/2027(b)	805	823,111
5.00%, 10/01/2028(b)	700	722,717

14	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
5.00%, 10/01/2029(b)	$320	$333,126

		3,387,028

Total Long-Term Municipal Bonds (cost $989,813,756)		978,908,913

SHORT-TERM MUNICIPAL NOTES–7.1%
California–7.1%
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Water System Revenue) Series 2024, Class A 3.15%, 10/01/2054(h)	4,045	4,045,000
City of Los Angeles CA (City of Los Angeles CA) Series 2025 5.00%, 06/25/2026	50,000	50,960,590
County of Riverside CA (County of Riverside CA) Series 2024-A
3.00%, 10/17/2025	2,500	2,500,257
Irvine Ranch Water District (Irvine Ranch Water District) Series 2009-B 2.65%, 10/01/2041(h)	2,300	2,300,000
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 3.34%, 10/01/2047(b)(h)	5,000	5,000,000
State of California (State of California) Series 2024-A
1.25%, 05/01/2053(h)	8,220	8,220,000
1.25%, 05/01/2054(h)	4,600	4,600,000

Total Short-Term Municipal Notes (cost $77,356,180)		77,625,847

Total Municipal Obligations (cost $1,067,169,936)		1,056,534,760

COMMERCIAL MORTGAGE-BACKED SECURITIES–0.5%
Agency CMBS–0.5%
California Housing Finance Agency Series 2021-3, Class X 0.793%, 08/20/2036(c)	3,192	143,630
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class AUS 2.032%, 01/25/2038	4,739	3,831,599
Series 2022-ML13, Class ACA 2.875%, 07/25/2036	928	862,375

Principal Amount (000)		U.S. $ Value
Series 2022-ML13, Class XCA 0.964%, 07/25/2036(c)	$2,504	$134,652

Total Commercial Mortgage-Backed Securities (cost $5,984,686)		4,972,256

ASSET-BACKED SECURITIES–0.1%
Autos—Fixed Rate–0.1%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b) (cost $573,920)	574	581,939

COLLATERALIZED MORTGAGE OBLIGATIONS–0.0%
Risk Share Floating Rate–0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C02, Class 1M2 10.471% (CME Term SOFR + 6.11%), 09/25/2028(a)	7	7,133
Series 2016-C01, Class 1M2 11.221% (CME Term SOFR + 6.86%), 08/25/2028(a)	29	29,219

Total Collateralized Mortgage Obligations (cost $36,423)		36,352

Total Investments—97.8% (cost $1,073,764,965)		1,062,125,307

Other assets less liabilities—2.2%		23,709,458

Net Assets—100.0%		$1,085,834,765

2025 Annual Report	15

Schedule of Investments (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note 3)
Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts

CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	(5.00)%	Quarterly	3.21%	USD	7,600	$(596,319)	$(583,526)	$(12,793)

* Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note 3)
			Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund
USD	19,630	10/15/2028	CPI#	2.565%	Maturity	$(144,157)	$—	$(144,157)
USD	17,750	10/15/2029	2.569%	CPI#	Maturity	106,803	—	106,803
USD	17,250	10/15/2029	2.485%	CPI#	Maturity	173,571	—	173,571
USD	13,425	10/15/2029	2.516%	CPI#	Maturity	115,015	—	115,015
USD	13,413	10/15/2029	2.451%	CPI#	Maturity	156,764	—	156,764
USD	13,412	10/15/2029	2.499%	CPI#	Maturity	125,902	—	125,902
USD	20,620	10/15/2030	CPI#	2.531%	Maturity	(149,372)	—	(149,372)

						$384,526	$—	$384,526

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note 3)
			Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund
USD	2,000	10/15/2030	1 Day SOFR	4.092%	Annual	$61,386	$—	$61,386
USD	10,000	08/15/2031	1 Day SOFR	4.053%	Annual	321,061	—	321,061
USD	13,500	06/01/2032	1 Day SOFR	3.717%	Annual	161,736	(517)	162,253
USD	6,200	06/15/2034	3.543%	1 Day SOFR	Annual	42,581	692	41,889
USD	11,000	08/15/2034	3.545%	1 Day SOFR	Annual	66,209	—	66,209
USD	3,670	08/15/2034	3.272%	1 Day SOFR	Annual	99,772	—	99,772
USD	3,900	02/15/2035	3.893%	1 Day SOFR	Annual	(75,619)	—	(75,619)
USD	15,600	09/25/2035	3.587%	1 Day SOFR	Annual	95,854	—	95,854

						$772,980	$175	$772,805

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2025.
(b)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $82,909,512 or 7.6% of net assets.
(c)	IO—Interest Only.
(d)	Defaulted matured security.
(e)	Non-income producing security.
(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2025.
(g)	Defaulted.
(h)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

As of September 30, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.4% and 0.0%, respectively.

16	Sanford C. Bernstein Fund, Inc.

Glossary:

AG—Assured Guaranty Inc.

AMBAC—Ambac Assurance Corporation

BAM—Build American Mutual

CDX-NAHY—North American High Yield Credit Default Swap

CHF—Collegiate Housing Foundation

CMBS—Commercial Mortgage-Backed Securities

CME—Chicago Mercantile Exchange

COP—Certificate of Participation

MUNIPSA—Municipal Swap Index

NATL—National Interstate Corporation

SOFR—Secured Overnight Financing Rate

XLCA—XL Capital Assurance Inc.

See notes to financial statements.

2025 Annual Report	17

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Diversified Municipal Portfolio

September 30, 2025

Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS–95.4%

Long-Term Municipal Bonds–87.7%
Alabama–3.1%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	$12,000	$13,085,056
Series 2025-E 5.00%, 12/01/2055	2,805	3,023,189
Black Belt Energy Gas District (Goldman Sachs Group) Series 2023-D 4.651% (SOFR + 1.85%), 06/01/2049(a)	5,000	5,096,952
5.50%, 06/01/2049	11,435	12,255,387
Series 2024-B 5.00%, 10/01/2055	3,615	3,908,276
Black Belt Energy Gas District (Morgan Stanley) Series 2022-C 5.25%, 02/01/2053	2,830	3,022,599
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055	3,100	3,364,548
County of Jefferson AL (County of Jefferson AL Sales & Use Tax Revenue) Series 2017 5.00%, 09/15/2027	4,965	5,140,431
Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-B 5.001% (SOFR + 2.20%), 04/01/2054(a)	10,000	10,218,795
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2021 4.00%, 02/01/2039	1,000	951,327
4.00%, 02/01/2040	2,680	2,506,279
Southeast Alabama Gas Supply District (The) (Pacific Life Insurance) Series 2024-A 5.00%, 08/01/2054	10,000	10,833,221
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	4,920	5,194,295

Principal Amount (000)		U.S. $ Value
Southeast Energy Authority A Cooperative District (BP PLC) Series 2025-F 5.25%, 11/01/2055	$8,685	$9,644,442
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	3,140	3,309,662
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	44,385	45,479,392
Southeast Energy Authority A Cooperative District (New York Life Insurance) Series 2025 5.00%, 09/01/2035	2,015	2,217,535
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	7,000	7,486,921
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054	13,025	13,807,037

		160,545,344

American Samoa–0.0%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(b)	1,225	1,287,817

Arizona–2.1%
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2020 5.00%, 11/01/2034	1,000	1,062,820
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026(c)(d)(e)	2,000	61,200
Arizona Sports & Tourism Authority (Arizona Sports & Tourism Authority) BAM Series 2022 5.00%, 07/01/2027	5,370	5,604,772
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	16,530	16,810,897
Series 2024 4.00%, 06/01/2049	12,580	12,842,565

18	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.062%, 07/01/2029	$2,900	$2,688,152
2.542%, 07/01/2033	5,000	4,328,208
2.642%, 07/01/2034	10,000	8,523,054
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) Series 2020 5.00%, 07/01/2030	600	671,433
5.00%, 07/01/2031	850	943,929
5.00%, 07/01/2032	825	908,238
Series 2020-A 5.00%, 07/01/2030	500	559,528
5.00%, 07/01/2031	650	721,828
5.00%, 07/01/2032	400	440,358
5.00%, 07/01/2033	490	535,890
Series 2021-A 5.00%, 07/01/2039	1,720	1,841,299
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032	5,000	4,327,534
2.171%, 07/01/2033	5,000	4,243,819
Gilbert Water Resource Municipal Property Corp. (Town of Gilbert AZ Waterworks & Sewer System Revenue) Series 2022 5.00%, 07/15/2037	1,805	1,984,698
5.00%, 07/15/2038	5,500	5,999,441
Industrial Development Authority of the City of Phoenix Arizona (The) (Brooks West Rehabilitation Services I) Series 2024 5.00%, 10/31/2044	13,000	13,454,410
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2025	1,000	1,003,512
5.00%, 12/01/2039	1,000	1,066,297
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2016-A 5.00%, 01/01/2030	3,000	3,089,024
Sierra Vista Industrial Development Authority (American Leadership Academy) Series 2024 5.00%, 06/15/2034(b)	1,250	1,293,088
State of Arizona Lottery Revenue (Prerefunded–US Treasuries) Series 2019 5.00%, 07/01/2027	5,500	5,738,296

Principal Amount (000)		U.S. $ Value
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) AG Series 2024 5.25%, 08/01/2042	$2,125	$2,284,747
5.25%, 08/01/2043	2,750	2,934,638

		105,963,675

Arkansas–0.1%
Arkansas Development Finance Authority (Hybar LLC) Series 2024 7.375%, 07/01/2048(b)	1,900	2,061,097
City of Fayetteville AR Sales & Use Tax Revenue (City of Fayetteville AR Sales & Use Tax Revenue) Series 2022 2.875%, 11/01/2032	2,780	2,766,701

		4,827,798

California–8.1%
California Community Choice Financing Authority (American General Life Insurance) Series 2024 5.00%, 08/01/2055	2,500	2,695,100
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024 5.00%, 11/01/2055	1,175	1,244,016
Series 2025-A 5.00%, 01/01/2056	1,500	1,606,510
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	10,000	10,669,122
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.25%, 11/01/2054	11,115	12,052,841
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.431% (SOFR + 1.63%), 07/01/2053(a)	5,000	5,024,461
4.471% (SOFR + 1.67%), 02/01/2054(a)	5,000	5,032,633
Series 2024-E 5.00%, 02/01/2055	1,400	1,528,262
California Community Choice Financing Authority (New York Life Insurance) Series 2024 5.00%, 01/01/2056	1,360	1,517,258

2025 Annual Report	19

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
California Community Choice Financing Authority (Pacific Life Insurance) Series 2025 5.00%, 03/01/2056	$3,840	$4,210,715
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024 5.00%, 02/01/2055	8,015	8,799,984
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(b)	18,035	13,670,294
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2025 5.00%, 12/01/2032	4,650	5,084,864
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	9,463	9,654,867
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	3,255	3,178,819
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	15,579	15,681,310
Series 2021-2, Class X 0.825%, 03/25/2035(f)	9,442	376,764
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	3,755	3,581,866
California State University (California State University) Series 2021-B 2.374%, 11/01/2035	5,000	4,115,907
Central Valley Energy Authority (Pacific Life Insurance) Series 2025 5.00%, 12/01/2055	8,000	8,759,468
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-C 5.00%, 06/01/2042	1,500	1,645,589
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2023 5.00%, 05/15/2030	10,420	11,382,813

Principal Amount (000)		U.S. $ Value
Series 2025 5.25%, 05/15/2044	$4,015	$4,260,022
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 4.00%, 08/01/2047(b)	870	782,638
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(b)	13,250	10,748,934
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(b)	5,500	4,359,573
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(b)	12,800	10,426,753
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(b)	7,000	5,585,475
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(b)	3,000	2,480,683
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(b)	6,545	5,001,270
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	6,660	6,068,119
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue) Series 2021-A 4.00%, 06/01/2037	6,165	6,395,800
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022 5.00%, 07/01/2028	1,600	1,702,847
Series 2022-C 5.00%, 07/01/2038	1,000	1,069,928

20	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
5.00%, 07/01/2042	$1,400	$1,466,582
Series 2023-A 5.00%, 07/01/2029	3,080	3,345,750
Series 2023-E 5.00%, 07/01/2038	2,005	2,185,593
Series 2024-A 5.00%, 07/01/2040	2,680	2,894,199
Series 2024-B 5.00%, 07/01/2036	2,000	2,229,350
5.00%, 07/01/2037	4,000	4,412,497
5.00%, 07/01/2039	4,640	5,041,805
Series 2024-C 5.00%, 07/01/2041	2,000	2,140,453
Series 2024-D 5.00%, 07/01/2043	7,165	7,545,494
Series 2024-E 5.00%, 07/01/2039	4,530	4,942,405
BAM Series 2025-A 5.25%, 07/01/2044	2,250	2,417,026
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2016-B 5.00%, 07/01/2042	1,075	1,075,539
Series 2020-B 5.00%, 07/01/2039	2,000	2,080,515
5.00%, 07/01/2045	3,040	3,090,596
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2021-B 5.00%, 07/01/2040	2,075	2,176,392
Series 2022-D 5.00%, 07/01/2041	1,140	1,208,748
Series 2023-A 5.00%, 07/01/2041	1,285	1,372,331
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.54% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(a)	15,000	13,631,661
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2023 5.00%, 07/01/2042	20,735	21,583,567
Series 2025 5.25%, 07/01/2041	1,600	1,733,882
5.25%, 07/01/2045	1,550	1,639,918
San Francisco Intl Airport (San Francisco Intl Airport) Series 2020-E 5.00%, 05/01/2037	9,645	10,111,591
Series 2023-E 5.00%, 05/01/2029	8,360	8,952,125

Principal Amount (000)		U.S. $ Value
5.00%, 05/01/2030	$5,000	$5,442,901
5.25%, 05/01/2034	22,275	25,091,680
5.25%, 05/01/2035	10,870	12,143,254
Series 2024 5.00%, 05/01/2038	7,000	7,485,967
5.25%, 05/01/2042	10,000	10,586,603
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	2,990	3,431,508
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	7,000	7,530,394
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2034	1,315	1,487,520
5.00%, 07/01/2036	2,335	2,588,561
5.00%, 07/01/2039	6,485	7,017,219
5.00%, 07/01/2041	2,355	2,511,814
Series 2024 5.00%, 07/01/2042	1,000	1,065,723
5.00%, 07/01/2044	1,000	1,047,614
State of California (State of California) Series 2023 5.00%, 09/01/2037	10,000	11,205,160
5.00%, 09/01/2043	10,000	10,766,360
5.10%, 03/01/2029	2,000	2,071,533
6.00%, 03/01/2033	1,000	1,097,683
University of California (University of California) Series 2023-B 5.00%, 05/15/2043	5,000	5,388,302
Yucaipa Valley Water District Financing Authority (Yucaipa Valley Water District Water & Sewer Revenue) Series 2024-A 5.00%, 06/01/2026	3,000	3,030,091

		418,663,411

Colorado–2.1%
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.00%, 11/15/2034	2,000	2,186,931
Series 2023-B 5.00%, 11/15/2029	3,250	3,508,000
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2025	10,000	10,032,240

2025 Annual Report	21

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
5.00%, 12/01/2026	$16,080	$16,480,910
5.00%, 12/01/2028	16,105	17,145,691
5.00%, 12/01/2029	9,560	10,106,081
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 4.75%, 04/01/2034(b)	2,100	2,124,600
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2019-A 5.00%, 08/01/2030	3,000	3,220,047
5.00%, 08/01/2035	1,995	2,090,800
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2027	2,280	2,381,741
Colorado Housing & Finance Authority (Albion Apartments LLLP) Series 2025 3.375%, 07/01/2044	3,250	3,283,258
E-470 Public Highway Authority (E-470 Public Highway Authority) Series 2024-B 3.537% (SOFR + 0.75%), 09/01/2039(a)	5,200	5,188,924
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	2,139	1,845,531
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(b)	1,103	1,115,691
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado) Series 2025-A 5.00%, 04/01/2035(b)	10,000	10,797,396
State of Colorado (State of Colorado COP) Series 2022 6.00%, 12/15/2041	11,000	12,514,668
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 5.80%, 12/01/2032	1,630	1,719,634
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AG Series 2019 3.25%, 12/15/2050	646	496,978
5.00%, 12/15/2026	270	277,058
AG Series 2020 5.00%, 12/01/2027	305	319,155
5.00%, 12/01/2030	385	417,516
5.00%, 12/01/2033	285	304,977

Principal Amount (000)		U.S. $ Value
5.00%, 12/01/2050	$300	$301,263

		107,859,090

Connecticut–2.1%
City of Bridgeport CT (City of Bridgeport CT) Series 2017-A 5.00%, 11/01/2028	1,000	1,046,605
Series 2017-B 5.00%, 08/15/2026	4,500	4,595,143
5.00%, 08/15/2027	6,610	6,896,643
Series 2017-C 5.00%, 08/15/2026	2,480	2,532,435
5.00%, 08/15/2027	2,605	2,717,966
5.00%, 08/15/2028	1,620	1,688,089
City of Bridgeport CT (Prerefunded–US Treasuries) Series 2017-B 5.00%, 08/15/2027	755	790,777
Connecticut State Health & Educational Facilities Authority (University of New Haven) Series 2018-K1 5.00%, 07/01/2026	1,000	1,008,166
5.00%, 07/01/2027	1,100	1,127,110
5.00%, 07/01/2028	1,100	1,143,337
5.00%, 07/01/2029	1,200	1,245,750
5.00%, 07/01/2037	1,500	1,518,111
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048	19,535	19,520,243
State of Connecticut (State of Connecticut) Series 2015-F 5.00%, 11/15/2027	1,570	1,574,615
Series 2016-A 5.00%, 03/15/2029	14,500	14,666,843
Series 2018-C 5.00%, 06/15/2026	5,500	5,592,454
Series 2020-A 5.00%, 01/15/2040	2,565	2,689,788
State of Connecticut Special Tax Revenue (State of Connecticut Special Tax Revenue) Series 2021-A 5.00%, 05/01/2041	2,840	3,008,664
Series 2021-D 4.00%, 11/01/2039	1,060	1,064,468
Series 2023-A 5.25%, 07/01/2042	10,000	10,927,278
Town of Stratford CT (Town of Stratford CT) BAM Series 2019 5.00%, 01/01/2030	2,035	2,096,412
5.00%, 01/01/2031	3,890	4,007,623

22	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
5.00%, 01/01/2032	$3,890	$4,002,740
5.00%, 01/01/2033	3,555	3,651,273
University of Connecticut (University of Connecticut) Series 2022-A 5.00%, 05/01/2040	7,065	7,599,908

		106,712,441

Delaware–0.0%
Delaware State Economic Development Authority (Newark Charter School) Series 2020 4.00%, 09/01/2030	575	583,388
5.00%, 09/01/2050	1,000	982,152

		1,565,540

District of Columbia–1.3%
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2024-A 5.00%, 10/01/2035	10,000	11,499,539
Series 2025-A 5.00%, 06/01/2044	9,000	9,570,925
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2024-A 5.00%, 10/01/2025	1,000	1,000,000
5.00%, 10/01/2033	17,600	19,652,040
5.00%, 10/01/2034	3,100	3,424,882
5.00%, 10/01/2036	8,500	9,221,834
5.00%, 10/01/2040	1,675	1,763,887
5.00%, 10/01/2044	2,000	2,048,702
Series 2025-A 5.00%, 10/01/2035	4,200	4,679,878
5.00%, 10/01/2036	2,980	3,285,398

		66,147,085

Florida–4.8%
Capital Trust Authority (Shands Teaching Hospital & Clinics Obligated Group) Series 2025-A 5.00%, 12/01/2032	5,500	6,105,139
City of Lakeland FL (Lakeland Regional Health Systems Obligated Group) Series 2024 5.00%, 11/15/2043	2,420	2,516,114
5.00%, 11/15/2044	2,000	2,064,669
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2031	5,000	5,191,559

Principal Amount (000)		U.S. $ Value
Series 2025 5.00%, 08/15/2035	$8,350	$9,414,383
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2034	650	460,089
Zero Coupon, 09/01/2035	650	437,509
County of Broward FL Airport System Revenue (County of Broward FL Airport System Revenue) Series 2019-C 2.384%, 10/01/2026	1,250	1,232,298
County of Broward FL Convention Center Hotel Revenue (County of Broward FL Convention Center Hotel Revenue) Series 2022 5.00%, 01/01/2035	2,685	2,973,259
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2024 5.25%, 10/01/2040	2,460	2,640,156
County of Miami-Dade FL (County of Miami-Dade FL) Series 2025 5.00%, 07/01/2028	2,110	2,258,003
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2027	4,650	4,845,991
5.00%, 10/01/2033	2,000	2,233,186
5.00%, 10/01/2035	23,870	26,385,845
County of Miami-Dade FL Water & Sewer System Revenue (County of Miami-Dade FL Water & Sewer System Revenue) Series 2021 4.00%, 10/01/2038	2,490	2,518,879
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2023-A 5.00%, 10/01/2029	5,500	5,898,919
5.00%, 10/01/2038	2,535	2,681,368
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2030	735	609,045
Zero Coupon, 10/01/2031	905	715,643
Zero Coupon, 10/01/2032	500	375,449
Zero Coupon, 10/01/2033	1,210	863,391
Zero Coupon, 10/01/2034	1,260	855,912
County of Palm Beach FL (Palm Beach Atlantic University) Series 2025 5.50%, 10/01/2045(b)	1,000	1,014,621

2025 Annual Report	23

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(b)	$25,000	$27,106,230
Florida Development Finance Corp. (Brightline Trains Florida) AG Series 2024 5.00%, 07/01/2044	14,420	14,178,999
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(b)	2,000	2,018,989
Florida Development Finance Corp. (Mayflower Retirement Center Obligated Group) Series 2020 5.125%, 06/01/2040(b)	3,675	3,656,155
Florida Development Finance Corp. (Renaissance Charter School Series 2025 Obligated Group) Series 2025 6.00%, 06/15/2045(b)	2,250	2,313,995
Florida Development Finance Corp. (Renaissance Charter School) Series 2023 6.50%, 06/15/2038(b)	2,000	2,136,794
6.625%, 06/15/2043(b)	2,195	2,319,875
Florida Local Government Finance Commission (BridgePrep Academy Series 2025 Obligated Group) Series 2025 6.00%, 06/15/2045(b)	1,365	1,388,488
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	3,000	2,925,263
Series 2025 5.00%, 10/01/2027	1,200	1,258,012
Florida Municipal Power Agency (Prerefunded–Others) Series 2015-B 5.00%, 10/01/2026	1,750	1,750,000
5.00%, 10/01/2028	1,015	1,015,000
Florida State Board of Governors (Florida State University Athletics Association) BAM Series 2024-A 5.00%, 10/01/2043	10,000	10,558,433
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2025	5,700	5,700,000
5.00%, 10/01/2044	2,870	2,902,915

Principal Amount (000)		U.S. $ Value
Series 2024 5.00%, 10/01/2034	$4,285	$4,796,015
5.00%, 10/01/2035	2,000	2,209,178
5.00%, 10/01/2036	1,235	1,350,924
Greater Orlando Aviation Authority (Prerefunded–US Treasuries) Series 2017-A 5.00%, 10/01/2029	3,000	3,125,780
5.00%, 10/01/2030	6,250	6,512,042
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.25%, 10/01/2043	6,500	6,902,737
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 5.00%, 11/15/2034	2,000	2,295,577
Hillsborough County School Board (Hillsborough County School Board COP) Series 2015 5.00%, 07/01/2026	1,480	1,482,454
JEA Electric System Revenue (JEA Electric System Revenue) Series 2017-B 5.00%, 10/01/2030	1,185	1,241,438
JEA Water & Sewer System Revenue (JEA Water & Sewer System Revenue) Series 2024-A 5.00%, 10/01/2043	1,635	1,733,273
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 4.125%, 11/15/2029	2,975	2,996,145
Manatee County School District (Manatee County School District COP) Series 2016-A 5.00%, 07/01/2028	7,795	7,930,059
5.00%, 07/01/2029	6,215	6,326,881
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2025-B 5.25%, 04/01/2040	2,860	3,153,604
Mid-Bay Bridge Authority (Prerefunded–US Treasuries) Series 2015-A 5.00%, 10/01/2035	8,565	8,565,000
5.00%, 10/01/2040	1,345	1,345,000
North Broward Hospital District (North Broward Hospital District) Series 2017-B 5.00%, 01/01/2029	3,000	3,099,767
5.00%, 01/01/2030	3,180	3,279,334

24	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Orange County Convention Center/Orlando (Orange County Convention Center/Orlando) Series 2015 5.00%, 10/01/2031	$2,000	$2,003,925
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.00%, 10/01/2044	4,800	4,992,764
Orange County Health Facilities Authority (Presbyterian Retirement Communities Obligated Group) Series 2023 4.00%, 08/01/2036	1,000	971,618
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2025 5.00%, 11/01/2034	1,230	1,349,801
5.25%, 11/01/2041	2,055	2,157,904
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(c)(d)(e)(g)(h)	1,905	381,000
South Broward Hospital District (South Broward Hospital District Obligated Group) Series 2015 5.00%, 05/01/2027	3,350	3,357,257
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 4.85%, 05/01/2038(b)	995	1,015,241

		250,095,293

Georgia–2.6%
City of Atlanta GA Airport Passenger Facility Charge (City of Atlanta GA Airport Passenger Facility Charge) Series 2023 5.25%, 07/01/2041	6,000	6,418,970
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2022-B 5.00%, 07/01/2035	1,565	1,694,948
5.00%, 07/01/2036	2,845	3,048,598
5.00%, 07/01/2037	2,535	2,695,823
5.00%, 07/01/2039	2,765	2,898,336
5.00%, 07/01/2040	7,105	7,409,420
5.00%, 07/01/2041	7,460	7,720,805
Series 2025-B 5.00%, 07/01/2035	1,125	1,242,941
5.00%, 07/01/2037	4,000	4,335,606
5.25%, 07/01/2045	1,850	1,946,956

Principal Amount (000)		U.S. $ Value
Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group) Series 2021 5.00%, 04/01/2026	$1,000	$1,010,735
5.00%, 04/01/2027	250	258,522
5.00%, 04/01/2028	250	264,241
5.00%, 04/01/2029	300	323,026
5.00%, 04/01/2030	225	246,259
5.00%, 04/01/2031	250	272,805
Development Authority of Cobb County (The) (MT Bethel Christian Academy) Series 2025 6.00%, 06/01/2045(b)	1,000	1,015,044
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2026	300	305,553
5.00%, 10/01/2027	270	280,419
5.00%, 10/01/2028	320	337,766
5.00%, 10/01/2029	375	402,077
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(b)	3,500	3,521,330
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-B 5.00%, 12/01/2052	1,455	1,541,570
Series 2023-A 5.00%, 06/01/2053	28,965	30,858,793
Series 2024-E 5.00%, 05/01/2055	2,535	2,771,280
Series 2025-B 5.00%, 12/01/2055	5,845	6,347,233
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.487% (SOFR + 1.70%), 12/01/2053(a)	5,000	5,045,700
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054	4,745	5,136,036
Metropolitan Atlanta Rapid Transit Authority (Metropolitan Atlanta Rapid Transit Authority Sales Tax) Series 2025-B 5.00%, 07/01/2037	1,100	1,289,973
5.00%, 07/01/2038	2,350	2,746,931
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2024 5.00%, 01/01/2042	1,500	1,559,489
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(b)	25,000	28,696,635

		133,643,820

2025 Annual Report	25

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Guam–0.3%
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.50%, 07/01/2045	$1,250	$1,323,978
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	615	648,462
Series 2025-G 5.00%, 01/01/2030	2,050	2,196,227
5.00%, 01/01/2031	2,500	2,713,726
5.00%, 01/01/2032	1,350	1,479,859
5.00%, 01/01/2033	1,900	2,082,386
5.00%, 01/01/2034	2,300	2,532,152

		12,976,790

Hawaii–0.2%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2025 5.00%, 07/01/2038	2,200	2,486,051
City & County of Honolulu HI (City & County of Honolulu HI) Series 2024-A 5.25%, 07/01/2043	1,000	1,092,321
5.25%, 07/01/2044	1,000	1,086,567
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-C 5.00%, 07/01/2041	3,030	3,203,546
State of Hawaii Harbor System Revenue (State of Hawaii Harbor System Revenue) Series 2020-A 4.00%, 07/01/2035	2,765	2,783,074

		10,651,559

Illinois–4.7%
Chicago Board of Education (Chicago Board of Education) Series 2012-B 5.00%, 12/01/2033	2,265	2,265,085
Series 2015-C 5.25%, 12/01/2035	1,000	1,001,619
Series 2018-A 5.00%, 12/01/2026	1,000	1,013,438
Series 2021-A 5.00%, 12/01/2037	3,750	3,732,880
Series 2023 5.25%, 04/01/2034	2,125	2,325,246
Series 2023-A 5.00%, 12/01/2034	7,000	7,146,434
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2016-C 5.00%, 01/01/2027	3,020	3,035,460

Principal Amount (000)		U.S. $ Value
Series 2018-A 5.00%, 01/01/2039	$6,000	$6,122,278
Series 2022 4.00%, 01/01/2042	3,160	2,971,867
5.00%, 01/01/2029	500	528,484
5.00%, 01/01/2030	800	858,964
5.00%, 01/01/2033	890	973,126
5.00%, 01/01/2040	1,850	1,918,988
5.00%, 01/01/2041	2,000	2,059,896
5.00%, 01/01/2042	2,200	2,250,686
Series 2024-A 5.00%, 01/01/2036	1,180	1,286,317
5.00%, 01/01/2037	2,500	2,700,685
5.00%, 01/01/2038	2,500	2,676,215
5.00%, 01/01/2039	1,600	1,697,656
5.25%, 01/01/2040	4,000	4,301,072
Series 2024-C 5.00%, 01/01/2030	4,745	5,094,729
5.00%, 01/01/2034	5,285	5,865,399
5.25%, 01/01/2041	2,250	2,412,512
Series 2024-E 5.00%, 01/01/2029	2,885	3,049,353
BAM Series 2017-F 4.25%, 01/01/2042	2,000	1,944,767
City of Chicago IL (City of Chicago IL) Series 2024-B 5.00%, 01/01/2034	1,350	1,436,944
Series 2025-B 5.00%, 01/01/2033	4,000	4,263,429
5.50%, 01/01/2040	2,000	2,092,814
County of Cook IL (County of Cook IL) Series 2021-B 4.00%, 11/15/2025	2,140	2,143,236
Illinois Finance Authority (Bradley University) Series 2024 5.00%, 08/01/2026	450	456,557
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(b)	2,300	2,279,932
Series 2025 4.80%, 12/01/2043(b)	4,175	4,285,473
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2026	675	680,090
5.00%, 09/01/2031	1,000	1,021,949
5.00%, 09/01/2034	600	602,134
Illinois Finance Authority (Mercy Health Corp.) Series 2016 5.00%, 12/01/2040	3,200	3,212,949

26	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015-A 5.00%, 11/15/2027	$1,000	$1,001,583
5.00%, 11/15/2028	1,250	1,252,013
Illinois Housing Development Authority (Circle Park Preservation) Series 2024-H 4.00%, 01/01/2042	10,000	9,280,697
Illinois Housing Development Authority (FCR 2019-A) Series 2019-A, Class 1 3.87%, 11/15/2035(b)	23,487	21,390,741
Illinois Housing Development Authority (FCR 2019-C) Series 2019-C, Class 1 3.87%, 11/15/2035(b)	5,542	5,047,670
Illinois Housing Development Authority (FCR 2019-D) Series 2019-D, Class 1 3.87%, 11/01/2051(b)	5,061	4,609,046
Illinois Housing Development Authority (FCR 2019-E) Series 2019-E, Class 1 3.87%, 11/15/2035(b)	3,308	3,012,875
Illinois Municipal Electric Agency (Illinois Municipal Electric Agency) Series 2025-A 5.00%, 02/01/2027	5,200	5,367,052
5.00%, 02/01/2029	4,600	4,953,977
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2009 6.184%, 01/01/2034	2,669	2,857,780
Series 2020-A 5.00%, 01/01/2041	27,195	28,484,968
Series 2024-A 5.00%, 01/01/2037	4,380	4,888,887
Metropolitan Water Reclamation District of Greater Chicago (Metropolitan Water Reclamation District of Greater Chicago) Series 2007-B 5.25%, 12/01/2035	4,835	5,734,037
Series 2009 5.72%, 12/01/2038	2,000	2,094,700
State of Illinois (State of Illinois) Series 2016 5.00%, 02/01/2029	1,100	1,131,890
Series 2019-B 4.00%, 11/01/2033	9,000	9,147,300
Series 2020 5.50%, 05/01/2039	1,500	1,592,054
Series 2022-B 5.25%, 10/01/2037	4,000	4,343,124

Principal Amount (000)		U.S. $ Value
Series 2024 5.00%, 02/01/2038	$9,000	$9,727,946
Series 2024-B 5.00%, 05/01/2039	2,250	2,400,302
5.00%, 05/01/2040	1,765	1,868,773
5.00%, 05/01/2041	7,530	7,912,688
5.25%, 05/01/2042	8,500	9,008,178
Series 2025-E 5.00%, 09/01/2043	1,980	2,047,290

		240,864,234

Indiana–0.9%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(c)(e)	159	16
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	14,460	15,416,967
Series 2025 4.20%, 06/01/2044	1,820	1,903,291
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2028	1,175	1,263,361
5.00%, 10/01/2029	1,425	1,564,580
5.00%, 10/01/2030	1,000	1,119,869
5.00%, 10/01/2032	1,715	1,962,941
5.00%, 10/01/2034	800	931,116
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2026	790	793,784
5.00%, 04/01/2027	830	849,547
5.00%, 04/01/2028	875	908,625
Indiana Finance Authority (Indiana University Health Obligated Group) Series 2015 4.00%, 12/01/2040	11,690	11,415,192
Indiana Finance Authority (Ohio Valley Electric) Series 2021-B 2.50%, 11/01/2030	1,895	1,805,468
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 4.25%, 07/01/2044	1,700	1,551,581
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority) Series 2023 5.00%, 01/01/2026	1,500	1,508,002
5.00%, 01/01/2033	3,955	4,376,769

		47,371,109

2025 Annual Report	27

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Iowa–0.1%
Iowa Finance Authority (Prerefunded–US Treasuries) Series 2022 4.00%, 12/01/2050	$5,450	$5,917,945

Kansas–0.1%
City of Colby KS (Citizens Medical Center) Series 2024 5.50%, 07/01/2026	2,000	2,002,899
City of Overland Park KS Sales Tax Revenue (City of Overland Park KS Sales Tax Revenue) Series 2022 6.00%, 11/15/2034(b)	165	173,531
6.50%, 11/15/2042(b)	1,610	1,684,742

		3,861,172

Kentucky–1.6%
County of Carroll KY (Kentucky Utilities Co.) Series 2019 1.75%, 10/01/2034	3,835	3,751,241
Kenton County Airport Board (Cincinnati/Northern Kentucky Intl Airport) Series 2024-A 5.25%, 01/01/2040	2,910	3,129,030
5.25%, 01/01/2042	2,860	3,022,266
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2029	1,000	1,036,862
5.00%, 08/15/2041	1,260	1,278,337
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.00%, 06/01/2028	8,780	8,977,159
5.00%, 06/01/2030	5,870	5,999,389
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	20,065	21,739,930
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 4.781% (SOFR + 1.98%), 04/01/2054(a)	20,000	20,000,000
5.25%, 04/01/2054	5,280	5,785,846
Kentucky State Property & Building Commission (Commonwealth of Kentucky Lease) Series 2016-B 5.00%, 11/01/2028	1,005	1,029,736

Principal Amount (000)		U.S. $ Value
Kentucky Turnpike Authority (Kentucky Turnpike Authority) Series 2016-A 5.00%, 07/01/2027	$5,075	$5,160,843

		80,910,639

Louisiana–1.4%
City of New Orleans LA Water System Revenue (City of New Orleans LA Water System Revenue) AG Series 2021 2.889%, 12/01/2041	2,000	1,532,329
Consolidated Govt of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax (Consolidated Govt of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax) Series 2015 5.00%, 08/01/2027	6,450	6,461,345
5.00%, 08/01/2028	2,535	2,538,933
Louisiana Local Government Environmental Facilities & Community Development Auth (LCDA 2023-ELL) Series 2023-ELL, Class A1 5.081%, 06/01/2031	5,533	5,630,492
Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy) Series 2025 5.00%, 06/15/2035(b)	1,000	1,024,067
6.00%, 06/15/2045(b)	1,000	1,014,472
Louisiana Public Facilities Authority (ElementUS Minerals LLC) Series 2023 5.00%, 10/01/2043(b)	22,000	22,028,507
Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group) Series 2017 5.00%, 05/15/2035	3,365	3,430,926
New Orleans Aviation Board (New Orleans Aviation Board) Series 2024 5.00%, 01/01/2029	8,985	9,516,835
5.00%, 01/01/2034	1,835	2,018,538
5.00%, 01/01/2039	1,340	1,412,199
Parish of St. James LA (NuStar Logistics LP) Series 2020 6.10%, 06/01/2038(b)	3,030	3,276,235
6.10%, 12/01/2040(b)	2,595	2,807,665
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	1,700	1,721,599

28	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
State of Louisiana Gasoline & Fuels Tax Revenue (State of Louisiana Gasoline & Fuels Tax Revenue) Series 2022-A 3.412% (SOFR + 0.50%), 05/01/2043(a)	$10,095	$10,071,241

		74,485,383

Maryland–0.8%
County of Frederick MD (Prerefunded–US Treasuries) Series 2019-A 5.00%, 08/01/2027	165	172,356
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.00%, 11/12/2028	10,000	10,091,879
Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group) Series 2020-B 5.00%, 04/15/2031	1,365	1,484,021
Maryland Stadium Authority (State of Maryland Built to Learn Revenue State Lease) Series 2024 5.00%, 06/01/2038	3,000	3,317,886
5.00%, 06/01/2041	2,465	2,650,328
5.00%, 06/01/2042	2,335	2,488,311
Maryland Stadium Authority Sports Entertainment Facilities Revenue (Maryland Stadium Authority Sports Entertainment Facilities Revenue State Lease) Series 2025 5.00%, 06/15/2035	3,600	4,114,994
State of Maryland (State of Maryland) Series 2025-B 5.00%, 08/01/2028	12,480	13,392,442
State of Maryland Department of Transportation (Baltimore/Washington Intl Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2029	700	751,995
5.00%, 08/01/2036	1,000	1,062,277

		39,526,489

Massachusetts–1.6%
City of Quincy MA (City of Quincy MA) Series 2025 5.00%, 07/24/2026	6,500	6,625,906
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2017-D 5.00%, 02/01/2036	4,435	4,540,545

Principal Amount (000)		U.S. $ Value
Series 2022-B 4.11%, 07/15/2031	$1,434	$1,435,683
Series 2024-A 5.00%, 01/01/2040	5,000	5,462,042
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2024-A 5.00%, 07/01/2043	2,000	2,136,029
Series 2025-B 5.00%, 07/01/2045	10,000	10,645,362
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2016-I 5.00%, 07/01/2034	1,935	1,955,379
Massachusetts Development Finance Agency (Boston Medical Center Obligated Group) Series 2023 5.00%, 07/01/2026	1,000	1,011,871
Massachusetts Development Finance Agency (Lifespan Obligated Group) Series 2025 5.25%, 08/15/2045	1,000	1,032,206
Massachusetts Development Finance Agency (Mass General Brigham) Series 2017-S1 5.00%, 07/01/2029	9,000	9,485,385
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2020-A 5.00%, 10/15/2025	5,000	5,004,665
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2020-U 5.00%, 07/01/2028	950	1,018,287
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2028	1,425	1,471,607
5.00%, 07/01/2030	2,100	2,175,458
5.00%, 07/01/2032	2,000	2,058,625
5.00%, 07/01/2033	2,000	2,050,802
AG Series 2020-C 5.00%, 10/01/2026	325	331,919
5.00%, 10/01/2027	440	461,525
5.00%, 10/01/2028	500	536,163
5.00%, 10/01/2029	295	323,002
5.00%, 10/01/2030	315	351,568
5.00%, 10/01/2031	375	417,133
5.00%, 10/01/2032	245	269,703
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2025 5.00%, 07/01/2035	12,840	14,350,517

2025 Annual Report	29

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Massachusetts School Building Authority (Prerefunded–Others) Series 2015-C 5.00%, 08/15/2027	$5,000	$5,005,816

		80,157,198

Michigan–2.9%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AG Series 2006-D 3.65% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(a)	14,000	13,882,984
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	3,295	3,404,835
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2025-A 5.00%, 07/01/2035	2,365	2,720,678
Michigan Finance Authority (Bronson Health Care Group Obligated Group) Series 2020 5.00%, 05/15/2036	48,585	49,007,583
Michigan Finance Authority (City of Detroit MI) Series 2024 5.00%, 11/01/2026	3,725	3,826,817
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	4,340	4,109,760
4.00%, 06/01/2035	1,000	992,375
4.00%, 06/01/2036	1,000	982,415
4.00%, 06/01/2037	1,000	966,793
4.00%, 06/01/2038	1,000	950,611
4.00%, 06/01/2039	2,000	1,878,032
5.00%, 06/01/2026	1,290	1,306,097
5.00%, 06/01/2028	1,000	1,048,300
5.00%, 06/01/2029	2,000	2,126,579
5.00%, 06/01/2031	745	800,773
Michigan Finance Authority (Prerefunded–US Treasuries) Series 2014 5.00%, 07/01/2030	1,600	1,601,332
Series 2014-B 5.00%, 07/01/2027	4,990	4,994,154
5.00%, 07/01/2031	2,460	2,462,048
Michigan Finance Authority (Public Lighting Authority) BAM Series 2025 5.00%, 07/01/2034	1,100	1,245,456

Principal Amount (000)		U.S. $ Value
5.00%, 07/01/2036	$1,930	$2,152,811
5.00%, 07/01/2040	1,000	1,076,969
5.00%, 07/01/2043	1,750	1,831,364
Michigan Finance Authority (Trinity Health Corp.) Series 2015 5.00%, 12/01/2025	3,000	3,007,913
5.50%, 12/01/2026	4,500	4,514,062
5.50%, 12/01/2027	2,720	2,732,621
Michigan State Hospital Finance Authority (Ascension Health Credit Group) Series 2019 5.00%, 11/01/2025	2,315	2,318,965
5.00%, 11/01/2026	2,000	2,049,443
Michigan Strategic Fund (Michigan Strategic Fund–I 75 Improvement Project) Series 2018 5.00%, 12/31/2025	2,200	2,207,106
5.00%, 06/30/2026	2,400	2,425,722
5.00%, 12/31/2026	5,770	5,877,876
5.00%, 06/30/2027	7,635	7,846,404
5.00%, 12/31/2027	5,770	5,983,931
5.00%, 06/30/2028	4,645	4,853,716

		147,186,525

Minnesota–0.3%
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2042	3,250	3,404,979
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.00%, 01/01/2041	3,250	3,384,695
5.25%, 01/01/2044	2,000	2,100,556
Minnesota Municipal Gas Agency (Royal Bank of Canada) Series 2022-A 4.00%, 12/01/2052	5,425	5,551,326
Western Minnesota Municipal Power Agency (Western Minnesota Municipal Power Agency) Series 2019-A 3.156%, 01/01/2039	1,000	855,178

		15,296,734

Mississippi–0.1%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.00%, 07/01/2033	1,630	1,794,348

30	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
State of Mississippi (Prerefunded–US Treasuries) Series 2015-A 4.00%, 10/01/2031	$5,525	$5,525,000

		7,319,348

Missouri–0.4%
Cape Girardeau County Industrial Development Authority (Mercy Health/MO) Series 2017-A 5.00%, 03/01/2028	1,375	1,414,481
City of Kansas City MO (City of Kansas City MO Lease) Series 2022 5.00%, 09/01/2037	4,000	4,372,189
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2021-A 4.00%, 07/01/2039	5,000	4,955,749
Series 2021-C 5.00%, 05/01/2052	2,320	2,455,488
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027	775	800,873
Metropolitan St. Louis Sewer District (Metropolitan St. Louis Sewer District) Series 2022-A 5.00%, 05/01/2038	1,710	1,853,573
5.00%, 05/01/2039	3,100	3,337,720

		19,190,073

Montana–0.2%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2026	3,190	3,209,015
5.00%, 02/15/2027	6,950	7,141,067
5.00%, 02/15/2028	2,375	2,440,122

		12,790,204

Nebraska–0.4%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	5,000	5,356,964
Central Plains Energy Project (Goldman Sachs Group) Series 2022-1 5.00%, 05/01/2053	10,000	10,631,008
Central Plains Energy Project (Royal Bank of Canada) Series 2025-A 5.00%, 08/01/2055	3,005	3,248,806

		19,236,778

Principal Amount (000)		U.S. $ Value
Nevada–0.3%
City of Las Vegas NV (City of Las Vegas NV) Series 2015-C 5.00%, 09/01/2026	$2,930	$2,958,459
County of Clark NV (Regional Transportation Commission of Southern Nevada Motor Fuel Tax Revenue) Series 2024 4.00%, 07/01/2041	4,640	4,542,106
Las Vegas Valley Water District (Las Vegas Valley Water District) Series 2016-B 5.00%, 06/01/2028	4,590	4,657,464
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.00%, 07/01/2035	1,175	1,274,294
5.25%, 07/01/2038	1,430	1,555,526

		14,987,849

New Hampshire–1.8%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 4.163%, 10/20/2051	6,951	6,650,303
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A1 4.75%, 06/20/2041	1,185	1,200,882
New Hampshire Business Finance Authority (ARC70 II TRUST) Series 2024 4.15%, 10/20/2040	1,998	1,950,821
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(b)	427	427,005
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(b)	6,877	6,873,379
New Hampshire Business Finance Authority (Collin County Municipal Utility District No. 4) Series 2025 5.50%, 12/01/2030(b)	802	810,494
New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(b)	956	958,662
New Hampshire Business Finance Authority (Greater Raleigh Area Christian Education) Series 2025 5.75%, 08/01/2045	1,750	1,765,246

2025 Annual Report	31

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(b)	$1,000	$1,001,577
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2025-2 5.15%, 09/28/2037	1,375	1,368,106
Series 2025-A Zero Coupon, 02/01/2035(b)	2,311	1,278,623
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	8,686	8,733,183
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	23,927	23,653,124
Series 2022-1, Class X 0.35%, 09/20/2036(f)	19,141	371,142
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	9,596	9,207,139
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class A 4.25%, 07/01/2051	5,538	5,375,103
Series 2024-1, Class X 0.547%, 07/01/2051(f)	7,167	261,353
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class A 3.625%, 08/20/2039	4,955	4,636,107
Series 2024-2, Class X 0.596%, 08/20/2039(f)	4,955	195,693
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.75%, 04/28/2042	1,080	1,113,702
5.875%, 12/15/2033(b)	3,315	3,335,413
Series 2025-1, Class A1 4.168%, 01/20/2041	996	959,182
New Hampshire Business Finance Authority (NFA 2025-2) Series 2025-2, Class A1 4.216%, 11/20/2042	9,992	9,478,716
New Hampshire Business Finance Authority (Reworld Holding Corp.) Series 2018-A 4.00%, 11/01/2027(b)	2,250	2,248,533
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(b)	688	688,046

		94,541,534

Principal Amount (000)		U.S. $ Value
New Jersey–5.1%
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.375%, 01/01/2035(b)	$1,300	$1,343,307
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2019 5.25%, 04/01/2026(i)	5,930	5,998,931
New Jersey Economic Development Authority (New Jersey-American Water) Series 2023 3.75%, 11/01/2034	7,755	7,821,342
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.50%, 01/01/2026	500	501,046
5.50%, 01/01/2027	1,000	1,002,245
New Jersey Economic Development Authority (Port Newark Container Terminal) Series 2017 5.00%, 10/01/2025	2,750	2,750,000
New Jersey Economic Development Authority (Rutgers The State University of New Jersey) Series 2013 5.00%, 06/15/2026	3,500	3,506,208
New Jersey Economic Development Authority (State of New Jersey Lease) Series 2017-D 5.00%, 06/15/2029	3,500	3,643,138
Series 2023 5.00%, 03/01/2026	5,000	5,046,785
Series 2024-S 5.00%, 06/15/2027	3,000	3,123,077
5.00%, 06/15/2033	2,065	2,354,816
NATL Series 2005-N 5.50%, 09/01/2027	5,000	5,278,469
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	2,765	2,768,783
New Jersey Educational Facilities Authority (Trustees of Princeton University) Series 2017-I 5.00%, 07/01/2028	1,910	1,995,397
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	12,830	13,040,230
5.00%, 06/15/2028	975	990,892
Series 2018-A 5.00%, 06/15/2029	3,050	3,099,383
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2019-B 5.00%, 06/15/2033	3,885	4,114,534

32	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
AG Series 2006-C Zero Coupon, 12/15/2033	$6,600	$5,025,833
New Jersey Transportation Trust Fund Authority (Prerefunded–US Treasuries) Series 2019 5.00%, 06/15/2029	1,525	1,649,781
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2018-A 5.00%, 12/15/2027	8,605	9,060,339
5.00%, 12/15/2029	38,555	41,383,229
5.00%, 12/15/2030	5,885	6,305,040
5.00%, 12/15/2032	5,230	5,551,506
5.00%, 12/15/2033	7,230	7,639,622
Series 2023-B 5.00%, 06/15/2041	9,685	10,319,386
5.00%, 06/15/2042	2,915	3,082,652
5.00%, 06/15/2043	1,505	1,580,812
Series 2024-A 4.00%, 06/15/2042	7,570	7,150,198
5.00%, 06/15/2037	8,000	8,880,951
5.00%, 06/15/2042	3,550	3,774,682
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2014-A 5.00%, 01/01/2027	1,800	1,803,497
Series 2017-B 5.00%, 01/01/2029	10,000	10,543,149
Series 2024-A 5.00%, 01/01/2032	11,235	12,740,184
5.00%, 01/01/2033	2,000	2,286,313
5.00%, 01/01/2034	2,100	2,416,431
Series 2024-C 5.00%, 01/01/2043	7,500	7,986,929
5.00%, 01/01/2044	2,500	2,650,299
Series 2025-A 5.00%, 01/01/2045	5,500	5,858,125
Series 2025-C 5.00%, 01/01/2031(j)	2,000	2,240,581
AG Series 2005-D3 5.25%, 01/01/2026	13,215	13,300,040
South Jersey Transportation Authority (South Jersey Transportation Authority) BAM Series 2022 5.00%, 11/01/2036	450	494,999
5.00%, 11/01/2037	400	436,066
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2026	3,000	3,043,234
5.00%, 06/01/2027	4,000	4,139,655
5.00%, 06/01/2028	2,140	2,257,979
5.00%, 06/01/2035	2,620	2,694,477
Series 2018-B 5.00%, 06/01/2046	9,955	9,709,990

		264,384,562

Principal Amount (000)		U.S. $ Value
New Mexico–0.1%
New Mexico Municipal Energy Acquisition Authority (Royal Bank of Canada) Series 2025 5.00%, 06/01/2054	$5,000	$5,384,119

New York–9.6%
City of New York NY (City of New York NY) Series 2020-A 5.00%, 08/01/2026	3,130	3,195,008
Series 2021 1.396%, 08/01/2027	18,750	17,932,406
Series 2024-I 5.00%, 04/01/2032	2,000	2,266,671
Series 2025-A 5.00%, 08/01/2035	1,440	1,660,682
Series 2025-B 5.00%, 08/01/2028	9,585	10,250,683
AG Series 2024-C 5.00%, 10/01/2027	3,250	3,414,582
County of Nassau NY (County of Nassau NY) Series 2024-A 5.00%, 04/01/2042	8,815	9,516,076
5.00%, 04/01/2044	4,120	4,376,384
Dutchess County Local Development Corp. (Bard College) Series 2020-B 5.918%, 07/01/2039	4,300	4,236,834
Hudson Yards Infrastructure Corp. (Hudson Yards Infrastructure) Series 2017-A 5.00%, 02/15/2036	6,880	7,050,817
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-A 5.00%, 11/15/2028	20,070	20,581,857
Series 2017 5.00%, 11/15/2025	7,190	7,207,289
Series 2017-C 5.00%, 11/15/2029	22,370	23,683,461
5.00%, 11/15/2030	13,755	14,553,895
5.00%, 11/15/2031	5,505	5,809,468
5.00%, 11/15/2033	8,500	8,910,310
Series 2025 5.00%, 11/15/2035	2,000	2,281,148
5.00%, 11/15/2044	4,060	4,233,273
BAM Series 2024-A 4.00%, 11/15/2048	6,500	5,892,773
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2023 5.00%, 06/15/2034	10,650	12,431,352
5.00%, 06/15/2035	2,000	2,293,580

2025 Annual Report	33

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024 5.00%, 11/01/2037	$7,250	$8,088,726
5.00%, 11/01/2038	17,000	18,885,893
5.00%, 11/01/2039	3,400	3,745,236
Series 2025 5.00%, 05/01/2044	3,000	3,180,526
5.00%, 05/01/2045	4,985	5,254,845
Series 2025-H 5.00%, 11/01/2043	1,010	1,078,472
5.00%, 11/01/2044	5,140	5,449,302
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2017-S 5.00%, 07/15/2036	10,245	10,536,047
Series 2018-S 5.00%, 07/15/2031	18,035	19,183,613
5.00%, 07/15/2032	15,945	16,903,047
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2017-A 5.00%, 08/01/2033	4,860	5,051,081
NEW York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056	2,255	2,408,775
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(b)	400	400,067
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	4,250	3,995,800
2.80%, 09/15/2069	11,555	10,722,022
New York State Dormitory Authority (New York State Sales Tax) Series 2017-A 5.00%, 03/15/2039	14,705	15,001,887
Series 2018-C 5.00%, 03/15/2040	6,990	7,187,683
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2019-A 5.00%, 03/15/2036	10,000	10,550,774
Series 2021-A 4.00%, 03/15/2039	1,825	1,826,472
Series 2021-E 4.00%, 03/15/2037	19,200	19,387,653

Principal Amount (000)		U.S. $ Value
Series 2022-A 4.00%, 03/15/2039	$3,500	$3,502,379
Series 2024-A 5.00%, 03/15/2042	5,000	5,337,971
5.00%, 03/15/2046	2,840	2,961,846
New York State Thruway Authority (State of New York Pers Income Tax) Series 2025-A 5.00%, 03/15/2045	8,980	9,496,332
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2028	22,110	22,889,877
5.00%, 01/01/2029	27,145	28,091,877
Series 2023 5.625%, 04/01/2040	7,000	7,314,537
6.00%, 04/01/2035	5,000	5,496,446
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2022 5.00%, 12/01/2040	4,015	4,116,847
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	2,095	2,074,198
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2018-2 5.00%, 09/15/2026	4,000	4,077,268
5.00%, 09/15/2031	3,475	3,631,843
Series 2019 4.00%, 11/01/2037	2,915	2,903,388
Series 2021-2 4.00%, 07/15/2037	2,980	2,968,690
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.00%, 12/01/2034	1,000	1,025,576
Suffolk Tobacco Asset Securitization Corp. (Suffolk Tobacco Asset Securitization) Series 2021 5.00%, 06/01/2027	1,045	1,079,067
5.00%, 06/01/2029	2,080	2,219,819
5.00%, 06/01/2033	2,395	2,560,754
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.411%, 05/15/2034	14,725	12,569,117
2.591%, 05/15/2036	2,000	1,656,550
Series 2022 3.837% (SOFR + 1.05%), 04/01/2026(a)	14,000	13,999,299
Series 2023 5.00%, 11/15/2041	4,025	4,312,665
Series 2024 5.00%, 11/15/2033	5,000	5,790,261
5.00%, 11/15/2035	2,000	2,287,727

34	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025-A 5.00%, 03/01/2028	$2,500	$2,647,915

		495,628,719

North Carolina–0.5%
Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal) Series 2024 3.75%, 12/01/2027	5,390	5,390,783
Greater Asheville Regional Airport Authority (Greater Asheville Regional Airport Authority) AG Series 2022-A 5.00%, 07/01/2035	1,740	1,879,067
5.00%, 07/01/2036	1,500	1,607,346
5.00%, 07/01/2037	1,250	1,329,302
5.25%, 07/01/2038	1,200	1,283,660
5.25%, 07/01/2039	1,300	1,381,634
5.25%, 07/01/2040	3,220	3,395,086
5.25%, 07/01/2042	1,140	1,184,458
AG Series 2023 5.00%, 07/01/2036	650	702,465
5.00%, 07/01/2037	1,400	1,500,117
5.00%, 07/01/2038	420	446,065
5.25%, 07/01/2041	1,000	1,052,242
5.25%, 07/01/2042	1,000	1,043,838
North Carolina Medical Care Commission (Duke University Health System Obligated Group) Series 2025-A 5.00%, 06/01/2029	4,000	4,350,427

		26,546,490

North Dakota–0.1%
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2028	2,000	2,033,046
5.00%, 06/01/2030	3,000	3,043,878
5.00%, 06/01/2031	1,665	1,685,798

		6,762,722

Ohio–1.7%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-A 4.00%, 06/01/2037	2,000	1,956,854
4.00%, 06/01/2038	1,000	964,653
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.00%, 01/01/2034	3,120	3,429,726
5.25%, 01/01/2045	3,205	3,319,408

Principal Amount (000)		U.S. $ Value
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health) Series 2017-A 5.00%, 08/01/2026	$2,700	$2,752,564
5.00%, 08/01/2027	8,465	8,836,374
5.00%, 08/01/2028	1,955	2,055,915
5.00%, 08/01/2042	3,055	3,091,390
Series 2020 5.00%, 12/01/2028	5,400	5,780,325
5.00%, 12/01/2029	1,565	1,706,171
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2026	2,745	2,759,933
5.00%, 02/15/2027	2,710	2,773,461
County of Franklin OH (Nationwide Children’s Hospital) Series 2017-A 5.00%, 11/01/2031	1,000	1,048,639
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	4,045	4,093,781
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 5.50%, 12/01/2027	440	444,992
6.375%, 12/01/2037	5,000	5,336,936
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055	1,000	1,074,048
Ohio Air Quality Development Authority (American Electric Power) Series 2024 3.70%, 04/01/2028	10,400	10,411,848
3.70%, 07/01/2028	1,750	1,751,938
3.75%, 01/01/2029	6,000	6,016,760
Ohio Higher Educational Facility Commission (John Carroll University) Series 2025 5.00%, 10/01/2035	1,195	1,261,144
Ohio Higher Educational Facility Commission (Oberlin College) Series 2023 5.00%, 10/01/2037	1,270	1,388,689
5.00%, 10/01/2038	1,335	1,446,372
Port of Greater Cincinnati Development Authority (Duke Energy Convention Center Project) Series 2024 5.00%, 12/01/2029	1,000	1,088,194
Reynoldsburg City School District (Reynoldsburg City School District) Series 2013 4.919%, 09/01/2030	3,025	3,188,671

2025 Annual Report	35

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Series 2014 4.939%, 09/01/2032	$3,335	$3,546,228
State of Ohio (Cleveland Clinic Health System Obligated Group) Series 2024 5.00%, 01/01/2035	4,885	5,567,097
State of Ohio (Prerefunded–US Treasuries) Series 2024 5.00%, 01/01/2035	115	132,515
State of Ohio (State of Ohio Fed Hwy Grant) Series 2018-1 5.00%, 12/15/2028	2,000	2,032,627

		89,257,253

Oklahoma–0.4%
Comanche County Memorial Hospital (Comanche County Memorial Hospital) Series 2015 5.00%, 07/01/2026	1,235	1,235,274
5.00%, 07/01/2028	1,280	1,280,636
Oklahoma Development Finance Authority (Oklahoma Development Finance Authority) Series 2022 4.38%, 11/01/2045	4,000	3,812,210
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037	4,245	4,421,039
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.00%, 01/01/2045	3,250	3,442,726
Series 2025-B 5.00%, 01/01/2032(j)	2,500	2,828,143
5.00%, 01/01/2039(j)	1,055	1,174,706
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	3,225	3,688,495

		21,883,229

Oregon–0.4%
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2030	415	457,661
5.00%, 08/15/2031	1,245	1,360,652
5.00%, 08/15/2033	1,030	1,113,298
5.00%, 08/15/2034	875	939,607
5.00%, 08/15/2035	755	804,549
5.00%, 08/15/2036	1,300	1,376,026
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 4.00%, 07/01/2040	7,155	6,837,660

Principal Amount (000)		U.S. $ Value
Series 2023 5.25%, 07/01/2041	$4,455	$4,726,719
Salem Hospital Facility Authority (Salem Health Obligated Group) Series 2019 5.00%, 05/15/2038	2,205	2,285,772
Tri-County Metropolitan Transportation District of Oregon (Tri-County Metropolitan Transportation District of Oregon) Series 2018-A 5.00%, 10/01/2028	2,335	2,461,541
Umatilla County School District No. 6R Umatilla (Umatilla County School District No. 6R Umatilla) Series 2023-B Zero Coupon, 06/15/2043	2,000	855,320

		23,218,805

Other–0.5%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML22) Series 2024-ML22, Class AUS 4.685%, 10/25/2040	990	1,016,001
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML23) Series 2024-ML23, Class AUS 4.70%, 04/25/2042(b)	2,093	2,119,981
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLM) 4.759%, 08/25/2041	9,951	10,222,435
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) Series 2025-M 4.095%, 11/25/2042	6,475	6,356,906
4.497%, 06/25/2042	4,000	4,046,425

		23,761,748

Pennsylvania–5.6%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 3.59% (RFUCCT1Y + 0.70%), 11/15/2047(a)	10,000	9,915,799
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2040	1,000	1,020,463

36	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(b)	$775	$783,063
City of Philadelphia PA (City of Philadelphia PA) Series 2017-A 5.00%, 08/01/2028	12,310	12,805,906
Series 2019-A 5.00%, 08/01/2026	1,420	1,448,000
Series 2025-A 5.00%, 08/01/2042	4,500	4,802,719
City of Philadelphia PA Airport Revenue (City of Philadelphia PA Airport Revenue) Series 2021 5.00%, 07/01/2028	10,350	10,915,187
City of Philadelphia PA Water & Wastewater Revenue (City of Philadelphia PA Water & Wastewater Revenue) Series 2016 5.00%, 10/01/2025	7,750	7,750,000
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) AG Series 2022 4.00%, 07/01/2038	10,000	9,925,209
4.00%, 07/01/2039	10,000	9,800,573
Lancaster Municipal Authority (Garden Spot Village Obligated Group) Series 2024 5.00%, 05/01/2031	210	227,053
5.00%, 05/01/2032	300	326,440
5.00%, 05/01/2033	400	436,159
5.00%, 05/01/2034	420	456,704
5.00%, 05/01/2044	1,300	1,307,164
Montgomery County Higher Education & Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2027	1,415	1,433,326
5.00%, 12/01/2032	2,750	2,804,757
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2026	1,400	1,423,165
5.00%, 09/01/2027	1,750	1,826,800
5.00%, 09/01/2028	1,500	1,596,853
5.00%, 09/01/2029	3,000	3,182,644
5.00%, 09/01/2030	3,000	3,180,732
Series 2019 5.00%, 09/01/2030	1,710	1,848,429
5.00%, 09/01/2032	1,200	1,285,632

Principal Amount (000)		U.S. $ Value
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.50%, 06/30/2038	$3,350	$3,570,759
5.50%, 06/30/2039	5,455	5,740,525
5.50%, 06/30/2040	5,000	5,230,467
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2026	8,540	8,644,172
5.00%, 12/31/2026	4,500	4,557,407
5.00%, 06/30/2027	12,450	12,608,744
5.00%, 12/31/2027	6,000	6,075,577
5.00%, 06/30/2028	10,790	10,921,789
5.00%, 12/31/2028	8,910	9,015,298
5.00%, 06/30/2042	1,015	1,016,266
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 3.59% (MUNIPSA + 0.70%), 11/15/2047(a)	15,140	15,076,208
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) Series 2024 4.00%, 11/01/2042	2,000	1,881,291
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group) Series 2017 4.00%, 08/15/2042	2,720	2,561,032
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2016 5.00%, 06/01/2026	10,210	10,246,569
Series 2016-A 5.00%, 12/01/2041	5,000	5,036,962
Series 2017-B 5.00%, 06/01/2028	7,025	7,286,424
5.00%, 06/01/2030	6,255	6,490,328
Series 2019 5.00%, 12/01/2029	8,000	8,561,256
Series 2022-A 5.00%, 12/01/2036	1,000	1,110,581
Series 2024 5.00%, 12/01/2038	2,100	2,314,968
Pennsylvania Turnpike Commission Registration Fee Revenue (Pennsylvania Turnpike Commission Registration Fee Revenue) Series 2023 3.74% (MUNIPSA + 0.85%), 07/15/2041(a)	24,000	23,966,664

2025 Annual Report	37

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030	$655	$678,598
5.00%, 08/01/2040	3,445	3,431,645
Philadelphia Authority for Industrial Development (St. Joseph’s University) Series 2020 5.00%, 11/01/2027	835	868,898
5.00%, 11/01/2028	1,000	1,057,584
5.00%, 11/01/2029	1,000	1,072,771
5.00%, 11/01/2030	1,750	1,876,364
5.00%, 11/01/2031	1,685	1,793,184
5.00%, 11/01/2032	1,810	1,915,918
5.00%, 11/01/2033	1,750	1,843,673
5.00%, 11/01/2034	2,110	2,213,024
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2023-C 3.712% (SOFR + 0.80%), 09/01/2040(a)(b)	26,000	25,786,901
School District of Philadelphia (The) (School District of Philadelphia/The) Series 2023-A 5.25%, 09/01/2038	2,000	2,201,904
5.25%, 09/01/2039	3,695	4,034,273

		291,190,801

Puerto Rico–0.4%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	1,346	961,563
5.625%, 07/01/2029	1,982	2,120,263
Series 2022-C Zero Coupon, 11/01/2043	3,857	2,550,477
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2021-C 3.50%, 07/01/2026(b)	2,000	1,949,305
3.75%, 07/01/2027(b)	2,000	1,894,161
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031	5,150	5,250,715
Puerto Rico Housing Finance Authority (El Mirador LLC) Series 2023 5.00%, 03/01/2027	2,250	2,267,273
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.50%, 01/01/2041	2,000	2,266,796

		19,260,553

Principal Amount (000)		U.S. $ Value
Rhode Island–0.0%
Providence Public Building Authority (City of Providence RI Lease) AG Series 2020-A 5.00%, 09/15/2032	$2,195	$2,346,046

South Carolina–3.0%
Kershaw County School District/SC (Kershaw County School District/SC) Series 2018-A 5.00%, 03/01/2029	2,000	2,092,405
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054	50,000	54,570,935
Series 2023-B 4.701% (SOFR + 1.90%), 02/01/2054(a)	18,000	18,612,344
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 10/01/2054	7,460	8,127,494
SCAGO Educational Facilities Corp. for Pickens School District (Pickens County School District/SC) Series 2015 5.00%, 12/01/2026	3,000	3,014,194
5.00%, 12/01/2027	2,500	2,511,828
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.25%, 11/01/2043	3,500	3,760,529
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031(c)(d)(e)	1,445	158,950
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042	2,890	2,713,209
5.00%, 11/01/2034	10,000	11,294,014
5.00%, 11/01/2039	18,615	20,055,546
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018 5.00%, 05/01/2038	7,500	7,718,374
South Carolina Ports Authority (South Carolina Ports Authority) Series 2018 5.00%, 07/01/2031	1,945	2,042,729
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2016-A 5.00%, 12/01/2030	1,435	1,455,372
5.00%, 12/01/2034	1,000	1,010,935
Series 2020-A 5.00%, 12/01/2043	1,800	1,828,703

38	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Series 2021-B 5.00%, 12/01/2043	$6,350	$6,485,367
Series 2024-B 4.125%, 12/01/2044	1,200	1,120,357
Series 2025-B 5.00%, 12/01/2044	3,695	3,843,709

		152,416,994

South Dakota–0.1%
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group) Series 2017 5.00%, 09/01/2029	3,400	3,520,482
5.00%, 09/01/2030	3,625	3,750,572

		7,271,054

Tennessee–2.0%
City of Memphis TN (City of Memphis TN) Series 2024-B 5.00%, 04/01/2041	7,040	7,549,961
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2024 5.00%, 07/01/2034	5,500	6,186,654
Metropolitan Government of Nashville & Davidson County TN (Metropolitan Govt of Nashville & Davidson County TN) Series 2024-C 5.00%, 01/01/2041	5,570	6,040,209
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.50%, 07/01/2039	2,500	2,708,710
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	21,150	22,825,554
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.00%, 05/01/2053	43,555	45,469,177
Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035	10,000	10,814,849

		101,595,114

Texas–6.1%
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2024 4.125%, 06/15/2034(b)	850	838,594

Principal Amount (000)		U.S. $ Value
Series 2025 5.00%, 06/15/2035(b)	$1,000	$1,042,802
Arlington Higher Education Finance Corp. (Cypress Christian School) Series 2024-2 5.75%, 06/01/2043(b)	2,000	2,012,355
Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.00%, 06/01/2042(b)	1,000	1,010,344
Board of Regents of the University of Texas System (Board of Regents of the University of Texas System) Series 2022-A 4.00%, 08/15/2042	1,895	1,843,897
Central Texas Turnpike System (Central Texas Turnpike System) Series 2024-A 5.00%, 08/15/2038	3,100	3,388,297
City of Austin TX (Prerefunded–US Treasuries) Series 2015 5.00%, 09/01/2026	8,000	8,015,817
City of Austin TX Airport System Revenue (City of Austin TX Airport System Revenue) Series 2022 5.00%, 11/15/2039	2,260	2,371,251
City of Dallas TX (City of Dallas TX) Series 2023-A 5.00%, 02/15/2039	2,000	2,166,925
5.00%, 02/15/2043	6,700	7,024,730
City of Dallas TX Waterworks & Sewer System Revenue (City of Dallas TX Waterworks & Sewer System Revenue) Series 2015-A 5.00%, 10/01/2025	3,885	3,885,000
City of El Paso TX Water & Sewer Revenue (City of El Paso TX Water & Sewer Revenue) Series 2022
5.00%, 03/01/2037	4,275	4,581,739
5.00%, 03/01/2039	3,880	4,106,144
City of Frisco TX (City of Frisco TX) Series 2024 5.00%, 02/15/2042	1,140	1,209,906
City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) Series 2018-C 5.00%, 07/01/2029	2,450	2,571,346
Series 2021-A 4.00%, 07/01/2041	1,140	1,054,870

2025 Annual Report	39

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Series 2025-A 5.00%, 07/01/2033	$5,710	$6,329,295
5.00%, 07/01/2035	8,000	8,877,288
5.25%, 07/01/2036	4,000	4,490,294
5.25%, 07/01/2037	2,000	2,222,241
5.25%, 07/01/2038	2,285	2,512,086
AG Series 2023 5.00%, 07/01/2032	12,095	13,392,617
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	9,135	9,363,365
Series 2024-B 5.50%, 07/15/2036	5,495	5,969,421
5.50%, 07/15/2039	3,715	3,956,967
City of Houston TX Combined Utility System Revenue (City of Houston TX Combined Utility System Revenue) Series 2018-D 5.00%, 11/15/2043	5,720	5,856,955
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2024-A 5.25%, 02/01/2043	5,000	5,368,353
County of Harris TX (County of Harris TX) Series 2025-A 5.00%, 09/15/2026	5,500	5,631,364
5.00%, 09/15/2027	3,515	3,690,422
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2023-C 5.00%, 11/01/2028	6,500	6,893,878
5.00%, 11/01/2032	5,500	6,111,878
Series 2025-A 5.25%, 11/01/2038(j)	11,950	13,085,902
Denton Independent School District (Denton Independent School District) Series 2016 5.00%, 08/15/2027	1,220	1,231,264
El Paso County Hospital District (El Paso County Hospital District) AG Series 2024 5.00%, 08/15/2039	5,000	5,412,454
5.00%, 08/15/2040	2,000	2,147,375
Grand Parkway Transportation Corp. (Grand Parkway Transportation) Series 2013 5.80%, 10/01/2045(i)	4,000	4,226,045
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 3.74% (MUNIPSA + 0.85%), 07/01/2049(a)	7,545	7,546,864

Principal Amount (000)		U.S. $ Value
Series 2024 5.00%, 07/01/2034	$3,875	$4,445,669
5.00%, 07/01/2036	7,300	8,190,401
Harris County Hospital District (Harris County Hospital District) Series 2016 5.00%, 02/15/2027	2,465	2,483,263
Harris County Housing Finance Corp. (Kobayashi Baypointe Apartments) Series 2025 2.95%, 09/01/2043	2,000	1,996,959
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-A 5.00%, 12/01/2028	200	210,268
5.00%, 12/01/2029	500	532,026
5.00%, 12/01/2030	500	538,154
5.00%, 12/01/2031	500	541,431
5.00%, 12/01/2032	795	855,184
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2026	600	607,429
5.00%, 10/15/2029	600	608,088
5.00%, 10/15/2030	1,000	1,013,361
5.00%, 10/15/2031	1,020	1,032,903
Legacy Denton Public Facility Corp. (LDG Vintage Ranch LP) Series 2022 5.00%, 04/01/2043	15,000	15,149,439
Longview Independent School District (Prerefunded–US Treasuries) Series 2017 4.00%, 02/15/2037	2,130	2,190,201
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	9,970	9,980,461
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group) Series 2017-A 5.00%, 08/15/2026	2,000	2,038,277
5.00%, 08/15/2028	2,750	2,864,160
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2035	1,300	1,276,744
Series 2022 4.00%, 01/01/2032	840	789,524
4.00%, 01/01/2037	1,155	1,017,981
New Hope Cultural Education Facilities Finance Corp. (Prerefunded–Others) Series 2017-A 5.00%, 04/01/2028	1,130	1,171,713

40	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 5.75%, 07/01/2035(b)	$1,500	$1,503,656
6.25%, 07/01/2045(b)	1,155	1,082,990
North Texas Tollway Authority (North Texas Tollway Authority) Series 2024-B 5.00%, 01/01/2034	23,690	27,054,475
Port of Beaumont Industrial Development Authority (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2021 4.10%, 01/01/2028(b)	6,575	5,899,958
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.00%, 01/01/2039(b)	1,285	1,268,239
10.00%, 07/01/2026(b)	2,000	2,009,121
Rockwall Independent School District (Rockwall Independent School District) Series 2018 5.00%, 02/15/2043	3,000	3,052,818
State of Texas (State of Texas) Series 2021-B 4.00%, 08/01/2026	2,335	2,337,532
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group) Series 2025 5.00%, 11/15/2064	5,000	5,562,774
Series 2025-A 5.00%, 11/15/2038	4,650	5,108,613
5.00%, 11/15/2040	4,650	5,037,060
Texas Department of Transportation State Highway Fund (Texas Dept. of Transportation State Highway Fund) Series 2015 5.00%, 10/01/2025	3,035	3,035,000
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2007 3.751% (CME Term SOFR 3 Month + 1.05%), 09/15/2027(a)	1,430	1,434,288
Series 2012-C 3.528% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(a)	2,890	2,889,340
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	7,500	8,191,852

Principal Amount (000)		U.S. $ Value
Texas State University System (Texas State University System) Series 2024 5.00%, 03/15/2042	$2,900	$3,080,381
Texas Water Development Board (State Water Implementation Revenue Fund for Texas) Series 2023-A 5.00%, 10/15/2025	1,000	1,000,894
University of Houston (University of Houston) Series 2020-A 5.00%, 02/15/2027	4,000	4,141,729
Series 2022-A 5.00%, 02/15/2040	1,750	1,861,701

		316,526,402

Utah–1.3%
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2021-A 4.00%, 07/01/2040	2,615	2,499,019
5.00%, 07/01/2029	3,365	3,616,071
5.00%, 07/01/2030	7,670	8,360,314
Series 2023-A 5.00%, 07/01/2032	9,270	10,264,536
5.00%, 07/01/2034	3,850	4,234,024
Series 2025-A 5.00%, 07/01/2035	1,705	1,891,972
5.00%, 07/01/2036	1,255	1,378,012
BAM Series 2018-A 5.00%, 07/01/2043	17,000	17,125,190
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(b)	1,600	1,535,657
Intermountain Power Agency (Intermountain Power Agency) Series 2022-A 5.00%, 07/01/2042	2,360	2,439,679
Series 2023 5.00%, 07/01/2039	5,000	5,331,329
Series 2024-A 5.00%, 07/01/2039	2,915	3,132,783
Utah Transit Authority (Utah Transit Authority Sales Tax) Series 2015-A 5.00%, 06/15/2026	1,305	1,307,370
AG Series 2006-C 5.25%, 06/15/2032	1,590	1,786,587

		64,902,543

2025 Annual Report	41

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Virginia–1.1%
County of Chesterfield VA (County of Chesterfield VA) Series 2025-B 5.00%, 01/01/2027(j)	$6,150	$6,341,341
County of Fairfax VA (County of Fairfax VA) Series 2024-A 5.00%, 10/01/2025	2,750	2,750,000
Federal Home Loan Mortgage Corp. VA FEDMFH (FMMV M051) Series M051, Class A 2.65%, 06/15/2035	4,590	3,934,512
Federal Home Loan Mortgage Corp. VA FEDMFH (Freddie Mac Multifamily Variable Rate Certificate) Series M042, Class A 2.60%, 11/15/2033(b)	9,055	7,929,206
Series M046, Class A 2.625%, 06/15/2035	9,125	8,071,318
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 5.375%, 09/01/2029	1,000	1,009,816
Virginia College Building Authority (Washington & Lee University) Series 2021 3.00%, 01/01/2040	4,345	3,675,618
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo) Series 2022 4.00%, 07/01/2030	2,000	2,055,616
4.00%, 01/01/2032	5,030	5,166,166
Virginia Small Business Financing Authority (National Senior Communities Obligated Group) Series 2020 5.00%, 01/01/2029	1,400	1,474,639
5.00%, 01/01/2030	1,650	1,744,608
5.00%, 01/01/2031	1,250	1,321,097
5.00%, 01/01/2033	1,750	1,841,755
5.00%, 01/01/2034	1,600	1,680,335
5.00%, 01/01/2035	1,570	1,645,122
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2024 4.00%, 11/01/2052	6,000	6,003,497

		56,644,646

Washington–2.6%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Authority Sales & Use Tax) Series 2009-2 5.491%, 11/01/2039	5,000	5,163,179

Principal Amount (000)		U.S. $ Value
Central Puget Sound Regional Transit Authority (Prerefunded–US Treasuries) Series 2015 4.00%, 11/01/2050	$7,625	$7,634,370
Energy Northwest (Bonneville Power Administration) Series 2021 5.00%, 07/01/2040	5,120	5,450,570
Port of Seattle WA (Port of Seattle WA) Series 2018-A 5.00%, 05/01/2038	4,015	4,041,359
Series 2019 5.00%, 04/01/2034	1,000	1,048,416
Series 2021 4.00%, 08/01/2041	5,000	4,674,157
5.00%, 08/01/2033	5,000	5,432,291
Series 2022 5.00%, 08/01/2042	5,000	5,154,241
Series 2024 5.25%, 07/01/2043	4,140	4,400,162
Series 2025-B 5.00%, 10/01/2030	1,730	1,899,650
5.00%, 10/01/2033	7,430	8,318,435
5.00%, 10/01/2036	1,140	1,264,857
5.00%, 10/01/2037	7,500	8,234,296
5.00%, 10/01/2038	4,000	4,343,348
5.00%, 10/01/2039	3,445	3,709,500
Port of Tacoma WA (Port of Tacoma WA) Series 2016-B 5.00%, 12/01/2037	6,835	6,878,726
5.00%, 12/01/2038	6,775	6,807,622
Spokane County School District No. 81 Spokane (Spokane County School District No. 81 Spokane) Series 2012 3.00%, 12/01/2031	10,000	9,907,966
State of Washington (State of Washington) Series 2017 5.00%, 08/01/2030	5,440	5,680,017
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038	2,175	2,179,132
Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group) Series 2017 5.00%, 08/15/2027	2,175	2,260,811
5.00%, 08/15/2028	3,700	3,831,389
5.00%, 08/15/2030	8,005	8,255,460
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 5.875%, 07/01/2043(b)	2,025	2,166,284

42	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	$4,668	$4,497,214
Series 2021-1, Class X 0.727%, 12/20/2035(f)	3,081	119,090
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.221%, 03/01/2050	3,280	3,153,101
Washington State Housing Finance Commission (WSHFC 2025-1) Series 2025-1, Class A1 4.078%, 08/20/2063	6,495	6,127,917

		132,633,560

West Virginia–0.2%
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049	10,795	9,845,721

Wisconsin–2.5%
State of Wisconsin (Prerefunded–US Treasuries) Series 2019-A 5.00%, 05/01/2027	12,500	12,997,824
5.00%, 05/01/2028	12,000	12,477,911
University of Wisconsin Hospitals & Clinics (University of Wisconsin Hospitals & Clinics Authority Obligated Group) Series 2024-B 5.00%, 04/01/2054	10,000	11,066,408
Wisconsin Center District (Wisconsin Center District) AG Series 2020-C Zero Coupon, 12/15/2028	1,075	979,745
Zero Coupon, 12/15/2030	2,140	1,826,232
Zero Coupon, 12/15/2032	2,800	2,206,801
Zero Coupon, 12/15/2034	2,500	1,798,096
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2022 3.07% (MUNIPSA + 0.18%), 08/15/2054(a)	4,000	3,975,203
Series 2023 5.00%, 08/15/2054	5,000	5,077,645
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035	960	972,153

Principal Amount (000)		U.S. $ Value
Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2034	$2,500	$2,556,054
4.00%, 10/15/2035	1,000	1,014,852
Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services Obligated Group) Series 2025 5.00%, 08/15/2030	9,380	10,312,765
Wisconsin Public Finance Authority (Absolute Awakenings) Series 2025-A 7.00%, 01/01/2045(b)	1,465	1,556,149
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(b)	2,000	906,477
Wisconsin Public Finance Authority (Carmelite System Obligated Group) Series 2020 5.00%, 01/01/2040	3,750	3,776,421
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2042	2,000	2,035,700
5.50%, 02/01/2042(b)	6,955	7,148,876
Wisconsin Public Finance Authority (Duke Energy Progress LLC) Series 2022 3.30%, 10/01/2046	5,315	5,329,732
Wisconsin Public Finance Authority (Heritage Bend Project) Series 2025 Zero Coupon, 12/15/2042(b)	5,520	1,646,554
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	1,395	966,540
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(b)	342	257,983
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	1,800	1,823,708
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	6,000	6,036,801

2025 Annual Report	43

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(b)	$2,271	$2,271,342
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(b)	1,000	1,005,523
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2035	615	562,178
4.00%, 02/01/2036	3,335	3,003,298
4.00%, 02/01/2038	3,575	3,123,504
4.00%, 02/01/2040	3,945	3,332,575
Series 2022 5.00%, 02/01/2031	3,375	3,422,908
5.00%, 02/01/2032	2,545	2,571,728
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(b)	3,360	3,360,000
5.00%, 10/01/2026(b)	3,605	3,642,802
5.00%, 10/01/2029(b)	835	869,250
Wisconsin Public Finance Authority (Waterstone Projects) Series 2024 5.50%, 12/15/2038(b)	1,300	1,301,887
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority-MF Affordable Housing) Series 2024-1 4.10%, 09/25/2039	3,070	3,016,396

		130,230,021

Total Long-Term Municipal Bonds (cost $4,543,448,119)		4,526,273,979

SHORT-TERM MUNICIPAL NOTES–7.7%
Arizona–0.1%
Arizona Health Facilities Authority (Banner Health Obligated Group) Series 2017-C 3.70%, 01/01/2046(k)	2,785	2,785,000

California–0.6%
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Water System Revenue) Series 2024, Class A 3.15%, 10/01/2054(k)	1,970	1,970,000
City of Los Angeles CA (City of Los Angeles CA) Series 2025 5.00%, 06/25/2026	23,785	24,241,953

Principal Amount (000)		U.S. $ Value
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 3.34%, 10/01/2047(b)(k)	$5,000	$5,000,000

		31,211,953

Colorado–0.8%
Colorado Educational & Cultural Facilities Authority (Michael Ann Russell Jewish Community Center) Series 2012 3.70%, 01/01/2039(k)	5,025	5,025,000
Colorado Health Facilities Authority (Children’s Hospital Colorado Obligated Group) Series 2020 3.70%, 12/01/2052(k)	7,555	7,555,000
Colorado State Education Loan Program (Colorado State Education Loan Program) Series 2025 5.00%, 06/30/2026	29,100	29,617,532

		42,197,532

District of Columbia–0.2%
District of Columbia (MedStar Health Obligated Group) Series 2017-A 3.70%, 08/15/2038(k)	11,675	11,675,000

Florida–0.6%
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2020 3.60%, 11/15/2042(k)	19,765	19,765,000
School Board of Miami-Dade County (The) (School Board of Miami-Dade County/The) Series 2025 4.00%, 01/07/2026	12,500	12,541,506

		32,306,506

Idaho–0.1%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2018-C 3.45%, 03/01/2048(k)	5,025	5,025,000

Illinois–0.1%
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2018 3.70%, 11/15/2037(k)	5,000	5,000,000

44	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Illinois Finance Authority (University of Chicago Medical Center Obligated Group) Series 2024 3.75%, 08/01/2044(k)	$1,850	$1,850,000

		6,850,000

Kansas–0.3%
City of Wichita KS (City of Wichita KS) Series 2024 4.00%, 10/15/2025	12,915	12,921,414

Kentucky–0.0%
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016-B 3.75%, 10/01/2039(k)	2,000	2,000,000

Massachusetts–0.4%
City of Quincy MA (City of Quincy MA) Series 2025 5.00%, 09/29/2026	19,025	19,439,775

Michigan–0.1%
Grand Traverse County Hospital Finance Authority (Munson Healthcare Obligated Group) Series 2019 3.80%, 07/01/2041(k)	7,175	7,175,000

New Jersey–0.8%
City of Hoboken NJ (City of Hoboken NJ) Series 2025-A 4.00%, 03/10/2026	15,825	15,898,430
City of Jersey City NJ (City of Jersey City NJ) Series 2024-D 4.50%, 10/22/2025	20,000	20,018,654
Township of West Orange/NJ (Township of West Orange/NJ) Series 2024 4.00%, 11/05/2025	3,000	3,003,344

		38,920,428

New York–1.4%
City of Rochester NY (City of Rochester NY) Series 2025-I 4.00%, 07/30/2026	15,000	15,179,767
Connetquot Central School District of Islip (Connetquot Central School District of Islip) Series 2025 4.00%, 06/18/2026	9,000	9,090,214
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2025 4.00%, 03/06/2026	11,330	11,393,098
4.00%, 08/21/2026	19,710	19,948,641

Principal Amount (000)		U.S. $ Value
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2018-2 3.50%, 01/01/2031(k)	$3,500	$3,500,000
Series 2025 3.87% (MUNIPSA + 0.98%), 05/01/2026(a)	15,400	15,400,000

		74,511,720

Ohio–0.4%
County of Montgomery OH (Premier Health Partners Obligated Group) Series 2019 3.85%, 11/15/2045(k)	14,535	14,535,000
State of Ohio (University Hospitals Health System Obligated Group) Series 2018 3.80%, 01/15/2046(k)	3,300	3,300,000

		17,835,000

Oregon–0.1%
Oregon State Facilities Authority (PeaceHealth Obligated Group) Series 2018-A 3.45%, 08/01/2034(k)	6,000	6,000,000

Other–0.6%
Nuveen AMT-Free Municipal Credit Income Fund (Nuveen AMT-Free Municipal Credit Income Fund) Series 2019 3.34%, 03/01/2029(k)	12,955	12,955,000
Nuveen AMT-Free Quality Municipal Income Fund (Nuveen AMT-Free Quality Municipal Income Fund) Series 2021 3.34%, 03/01/2029(k)	15,515	15,515,000

		28,470,000

Pennsylvania–0.1%
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) Series 2024 3.75%, 11/01/2061(k)	3,690	3,690,000

South Carolina–0.7%
Berkeley County School District (Berkeley County School District) Series 2025-A 5.00%, 06/01/2026	12,000	12,187,448
Orangeburg County School District (Orangeburg County School District) Series 2025 5.00%, 08/13/2026	25,000	25,507,750

		37,695,198

2025 Annual Report	45

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Texas–0.0%
Tarrant County Housing Finance Corp. (One Oaklake VIII LLC) Series 2003 2.97%, 02/15/2036(k)	$270	$270,000

Virginia–0.3%
Hampton Roads Sanitation District (Hampton Roads Sanitation District) Series 2025-A 5.00%, 07/15/2026	14,500	14,757,097

Total Short-Term Municipal Notes (cost $395,666,096)		395,736,623

Total Municipal Obligations (cost $4,939,114,215)		4,922,010,602

CORPORATES—INVESTMENT GRADE–1.0%

Industrial–1.0%
Consumer Non-Cyclical–0.9%
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	5,835	5,802,149
1.777%, 11/15/2030	5,000	4,435,950
CommonSpirit Health 1.547%, 10/01/2025	4,513	4,513,000
Hackensack Meridian Health, Inc. Series 2020 2.675%, 09/01/2041	7,000	4,998,630
Novant Health, Inc. 2.637%, 11/01/2036	19,100	15,285,348
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	10,000	8,422,800
Sutter Health Series 20A 3.161%, 08/15/2040	4,000	3,152,360

		46,610,237

Transportation—Airlines–0.1%
United Airlines, Inc. 4.375%, 04/15/2026(b)	5,000	4,991,300
4.625%, 04/15/2029(b)	2,300	2,265,845

		7,257,145

Total Corporates—Investment Grade (cost $62,644,444)		53,867,382

COMMERCIAL MORTGAGE-BACKED SECURITIES–0.6%
Agency CMBS–0.6%
California Housing Finance Agency Series 2021-3, Class X 0.793%, 08/20/2036(f)	7,675	345,345
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class ACA 2.046%, 06/25/2038	1,890	1,569,208

Principal Amount (000)		U.S. $ Value
Series 2021-ML10, Class AUS 2.032%, 01/25/2038	$4,739	$3,831,599
Series 2021-ML12, Class AUS 2.34%, 07/25/2041	7,175	5,976,893
Series 2022-ML13, Class XCA 0.964%, 07/25/2036(f)	1,948	104,730
Series 2022-ML13, Class XUS 1.005%, 09/25/2036(f)	3,613	243,084
Series 2024-ML21, Class AUS 4.615%, 08/25/2041	8,337	8,480,782
Series 2024-ML24, Class AUS 4.30%, 05/25/2041	10,483	10,233,632

		30,785,273

Non-Agency Fixed Rate CMBS–0.0%
New Hampshire Business Finance Authority Series 2022-2, Class X 0.691%, 10/01/2036(f)	9,596	406,441
Washington State Housing Finance Commission Series 2023-1, Class X 1.495%, 04/20/2037(f)	9,818	961,863

		1,368,304

Total Commercial Mortgage-Backed Securities (cost $35,667,429)		32,153,577

CORPORATES—NON-INVESTMENT GRADE–0.1%

Industrial–0.1%
Communications—Media–0.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(b) (cost $7,730,000)	7,730	6,684,363

ASSET-BACKED SECURITIES–0.1%
Autos—Fixed Rate–0.1%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b) (cost $2,869,601)	2,870	2,909,694

COLLATERALIZED MORTGAGE OBLIGATIONS–0.0%
Risk Share Floating Rate–0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 1M2 11.221% (CME Term SOFR + 6.86%), 08/25/2028(a) (cost $104,517)	102	103,944

46	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value

SHORT-TERM INVESTMENTS–1.1%
U.S. Treasury Bills–1.1%
U.S. Treasury Bill Zero Coupon, 10/30/2025 (cost $54,815,176)	$55,000	$54,820,562

Total Investments—98.3% (cost $5,102,945,382)		5,072,550,124

Other assets less liabilities—1.7%		87,634,364

Net Assets—100.0%		$5,160,184,488

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note 3)
Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2025	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts

CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	(5.00)%	Quarterly	3.21%	USD 42,240	$(3,314,276)	$(3,243,175)	$(71,101)

* Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note 3)
			Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund

USD	95,110	10/15/2028	CPI#	2.565%	Maturity	$(698,457)	$—	$(698,457)
USD	83,000	10/15/2029	2.569%	CPI#	Maturity	499,417	—	499,417
USD	81,000	10/15/2029	2.485%	CPI#	Maturity	815,029	—	815,029
USD	65,040	10/15/2029	2.516%	CPI#	Maturity	557,215	—	557,215
USD	64,980	10/15/2029	2.451%	CPI#	Maturity	759,452	—	759,452
USD	64,980	10/15/2029	2.499%	CPI#	Maturity	609,982	—	609,982
USD	99,890	10/15/2030	CPI#	2.531%	Maturity	(723,607)	—	(723,607)

						$1,819,031	$—	$1,819,031

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note 3)
			Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund

USD	21,100	10/15/2029	1 Day SOFR	3.785%	Annual	$228,871	$—	$228,871
USD	38,000	10/15/2030	1 Day SOFR	4.092%	Annual	1,166,327	—	1,166,327
USD	57,300	07/30/2032	1 Day SOFR	3.712%	Annual	721,653	—	721,653
USD	15,600	07/30/2032	1 Day SOFR	3.700%	Annual	184,289	—	184,289
USD	61,200	06/15/2034	3.543%	1 Day SOFR	Annual	420,324	6,835	413,489
USD	67,400	09/25/2035	3.587%	1 Day SOFR	Annual	414,137	—	414,137
USD	36,600	09/25/2035	3.509%	1 Day SOFR	Annual	464,464	—	464,464

						$3,600,065	$6,835	$3,593,230

2025 Annual Report	47

Schedule of Investments (continued)

INTEREST RATE SWAPS (see Note 3)
			Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund

Citibank NA	USD 57,160	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$3,218,346	$—	$3,218,346

* Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2025.
(b)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $356,569,891 or 6.9% of net assets.
(c)	Non-income producing security.
(d)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.01% of net assets as of September 30, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026	06/13/2022	$ 2,077,317	$61,200	0.00%
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033	10/23/2020	1,905,000	381,000	0.01%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031	10/04/2022	1,180,754	158,950	0.00%

(e)	Defaulted.
(f)	IO—Interest Only.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Fair valued by the Adviser.
(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2025.
(j)	When-Issued or delayed delivery security.
(k)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

As of September 30, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.0% and 0.0%, respectively.

Glossary:

AG—Assured Guaranty Inc.

AMT—Alternative Minimum Tax (subject to)

BAM—Build American Mutual

CDX-NAHY—North American High Yield Credit Default Swap

CMBS—Commercial Mortgage-Backed Securities

CME—Chicago Mercantile Exchange

COP—Certificate of Participation

FHLMC—Federal Home Loan Mortgage Corporation

ID—Improvement District

MUNIPSA—SIFMA Municipal Swap Index

NATL—National Interstate Corporation

OSF—Order of St. Francis

RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

SOFR—Secured Overnight Financing Rate

UPMC—University of Pittsburgh Medical Center

XLCA—XL Capital Assurance Inc.

See notes to financial statements.

48	Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

New York Municipal Portfolio

September 30, 2025

Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS–98.0%

Long-Term Municipal Bonds–90.0%
New York–79.3%
Albany County Airport Authority (Albany County Airport Authority) Series 2020-B 5.00%, 12/15/2026	$855	$875,414
Broome County Local Development Corp. (United Health Services Hospitals Obligated Group) AG Series 2020 3.00%, 04/01/2035	2,220	2,086,022
3.00%, 04/01/2036	2,000	1,841,488
3.00%, 04/01/2037	1,500	1,349,747
4.00%, 04/01/2034	725	739,906
4.00%, 04/01/2038	2,900	2,875,463
4.00%, 04/01/2040	1,500	1,433,270
5.00%, 04/01/2032	2,000	2,155,709
5.00%, 04/01/2033	1,000	1,071,720
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.00%, 06/01/2032(a)	1,150	1,186,801
5.75%, 06/01/2042(a)	2,250	2,276,734
Build NYC Resource Corp. (Grand Concourse Academy Charter School) Series 2022 5.00%, 07/01/2042	550	548,367
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2041(a)	800	699,893
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2025(b)(c)	1,750	1,225,000
5.25%, 11/01/2029(b)(c)	2,100	1,470,000
Build NYC Resource Corp. (Success Academy Charter Schools Obligated Group) Series 2024 4.00%, 09/01/2040	1,060	1,015,435
4.00%, 09/01/2041	1,725	1,633,378
4.00%, 09/01/2042	1,175	1,097,209
5.00%, 09/01/2038	1,485	1,564,404
5.00%, 09/01/2039	1,125	1,176,795
Build NYC Resource Corp. (TrIPs Obligated Group) Series 2025 5.50%, 07/01/2045	1,535	1,602,605

Principal Amount (000)		U.S. $ Value
City of New York NY (City of New York NY) Series 2016-C 5.00%, 08/01/2028	$11,165	$11,246,248
Series 2016-E 5.00%, 08/01/2027	1,495	1,526,233
Series 2018-A 5.00%, 08/01/2026	7,690	7,849,716
Series 2018-D 5.00%, 12/01/2038	9,665	10,075,179
Series 2020-C 4.00%, 08/01/2037	3,445	3,497,829
4.00%, 08/01/2039	1,450	1,451,228
5.00%, 08/01/2026	3,000	3,062,308
Series 2021 1.216%, 08/01/2026	5,360	5,245,488
1.396%, 08/01/2027	4,950	4,734,155
1.623%, 08/01/2028	3,255	3,052,827
Series 2021-F 4.00%, 03/01/2040	1,000	990,162
Series 2023 5.00%, 08/01/2036	2,500	2,782,461
5.00%, 08/01/2040	1,000	1,074,928
5.00%, 08/01/2043	5,000	5,275,475
Series 2023-E 5.25%, 04/01/2044	4,000	4,264,841
Series 2024-B 5.00%, 09/01/2027	5,000	5,247,796
Series 2024-C 4.61%, 09/01/2037	2,000	1,966,512
5.00%, 09/01/2044	1,000	1,056,571
Series 2024-I 5.00%, 04/01/2034	7,000	8,051,142
Series 2025-A 5.00%, 08/01/2035	2,000	2,306,503
Series 2025-B 5.00%, 08/01/2028	9,745	10,421,795
AG Series 2024-A 5.00%, 08/01/2026	4,985	5,095,201
AG Series 2024-C 5.00%, 10/01/2026	5,310	5,445,096
5.00%, 10/01/2027	1,000	1,050,641
City of New York NY (Prerefunded–US Treasuries) Series 2021 1.216%, 08/01/2026	640	625,571
1.623%, 08/01/2028	745	699,950
City of Yonkers NY (City of Yonkers NY) AG Series 2024-A 5.00%, 02/15/2037	1,100	1,223,049
5.00%, 02/15/2040	1,000	1,083,524
5.00%, 02/15/2041	2,120	2,278,425
County of Nassau NY (County of Nassau NY) Series 2017-C 5.00%, 10/01/2026	2,220	2,279,239

2025 Annual Report	49

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Series 2024-A 5.00%, 04/01/2040	$5,705	$6,281,524
5.00%, 04/01/2041	2,855	3,112,148
5.00%, 04/01/2043	9,280	9,923,222
County of Suffolk NY (County of Suffolk NY) Series 2022 5.00%, 09/01/2029	1,770	1,949,992
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2040	2,400	2,446,864
Series 2020-B 5.918%, 07/01/2039	4,355	4,291,025
Empire State Development Corp. (Prerefunded–US Govt Agencies) Series 2016-A 5.00%, 03/15/2028	5,010	5,067,664
Empire State Development Corp. (State of New York Pers Income Tax) Series 2017 5.00%, 03/15/2031	5,000	5,172,891
Series 2020-E 5.00%, 03/15/2026	10,000	10,112,820
Series 2022 5.00%, 09/15/2029	6,830	7,497,975
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.25%, 06/15/2042	4,000	4,026,235
Hudson Yards Infrastructure Corp. (Hudson Yards Infrastructure) Series 2017-A 5.00%, 02/15/2031	17,060	17,628,992
5.00%, 02/15/2032	5,590	5,767,341
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2017-A 5.00%, 11/15/2031	2,060	2,135,760
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2010 6.814%, 11/15/2040	1,555	1,725,385
Series 2016-D 5.00%, 11/15/2027	1,210	1,240,793
Series 2017 5.00%, 11/15/2027	5,050	5,296,384
5.00%, 11/15/2028	4,020	4,295,550
Series 2017-C 5.00%, 11/15/2025	3,250	3,257,815
5.00%, 11/15/2027	9,140	9,585,931
5.00%, 11/15/2028	7,400	7,836,506
5.00%, 11/15/2029	1,790	1,895,100
5.00%, 11/15/2031	29,930	31,585,353
Series 2020-C 4.75%, 11/15/2045	1,000	994,280

Principal Amount (000)		U.S. $ Value
Series 2021 3.217% (SOFR + 0.43%), 11/01/2026(d)	$735	$734,742
Series 2025 5.00%, 11/15/2035	2,815	3,210,715
5.00%, 11/15/2044	2,000	2,085,356
AG Series 2021 3.587% (SOFR + 0.80%), 11/01/2032(d)	3,715	3,717,862
Metropolitan Transportation Authority Dedicated Tax Fund (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2022-A 4.00%, 11/15/2038	3,000	3,008,198
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.00%, 07/01/2032(a)	250	257,384
5.625%, 07/01/2042(a)	2,000	1,977,931
Monroe County Industrial Development Corp./NY (Eugenio Maria de Hostos Charter School) Series 2024 5.00%, 07/01/2044(a)	3,445	3,146,195
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 5.00%, 12/01/2028	1,210	1,282,614
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 4.00%, 01/01/2030	1,820	1,789,984
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2040(a)	2,265	2,272,312
Nassau County Local Economic Assistance Corp. (Roosevelt Children’s Academy Charter School) Series 2023 4.00%, 07/01/2033	750	753,877
Nassau Health Care Corp. (Nassau Health Care Corp.) Series 2021 5.00%, 08/01/2029	6,000	6,589,608
New York City Health & Hospitals Corp. (New York City Health & Hospital Lease) Series 2025-A 5.00%, 02/15/2041	4,000	4,317,077
5.00%, 02/15/2042	1,000	1,068,426

50	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
New York City Housing Development Corp. (8 Spruce NY Owner LLC) Series 2024 4.00%, 12/15/2031	$550	$568,679
4.375%, 12/15/2031	1,070	1,100,612
5.25%, 12/15/2031	2,620	2,702,780
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2021 5.00%, 06/15/2027	10,000	10,050,687
Series 2021-B 4.00%, 06/15/2039	2,000	2,001,622
Series 2023 5.00%, 06/15/2035	13,345	15,303,913
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2023 5.50%, 05/01/2043	5,000	5,495,654
Series 2024 5.01%, 05/01/2034	2,000	2,061,502
Series 2025 5.00%, 05/01/2043	5,500	5,872,868
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2031	2,065	2,196,516
5.00%, 07/15/2032	16,090	17,056,759
New York City Transitional Finance Authority Building Aid Revenue (Prerefunded–US Treasuries) Series 2016-S 5.00%, 07/15/2034	2,000	2,012,282
New York City Transitional Finance Authority Building Aid Revenue (State of New York State Lease) Series 2021-S 4.00%, 07/15/2040	2,500	2,480,793
New York City Transitional Finance Authority Building Aid Revenue (State of New York) Series 2025-S 5.00%, 07/15/2027	3,745	3,918,608
5.00%, 07/15/2028	2,500	2,675,352
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2016-B 5.00%, 08/01/2031	2,200	2,238,894
Series 2017-F 5.00%, 05/01/2032	1,220	1,264,219

Principal Amount (000)		U.S. $ Value
Series 2020 5.00%, 11/01/2027	$2,580	$2,718,647
Series 2021-E 4.00%, 02/01/2038	3,750	3,763,581
4.00%, 02/01/2040	12,575	12,346,305
Series 2022 5.00%, 11/01/2026	4,000	4,107,599
NEW York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056	9,115	9,736,579
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(a)	2,000	2,000,334
7.25%, 11/15/2044(a)	3,260	3,262,539
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	20,000	18,803,766
2.625%, 09/15/2069	22,240	20,787,561
2.80%, 09/15/2069	6,470	6,003,590
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	20,000	16,471,110
New York Power Authority (New York Power Authority SFP Transmission Project) AG Series 2023 5.25%, 11/15/2040	1,000	1,121,475
5.25%, 11/15/2041	1,000	1,109,298
New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2036	1,000	967,189
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2026(a)	1,500	1,510,726
5.00%, 12/01/2034(a)	2,500	2,494,828
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2026	3,745	3,747,059
New York State Dormitory Authority (Iona College) Series 2022-2 5.00%, 07/01/2026	620	629,208
5.00%, 07/01/2027	325	335,637
5.00%, 07/01/2029	500	533,348
5.00%, 07/01/2030	300	324,157
5.00%, 07/01/2031	320	348,756
5.00%, 07/01/2032	280	306,562

2025 Annual Report	51

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
New York State Dormitory Authority (Iona University) AG Series 2025 5.00%, 07/01/2039	$1,000	$1,087,716
5.00%, 07/01/2040	1,000	1,075,171
5.50%, 07/01/2044	1,250	1,349,811
New York State Dormitory Authority (Memorial Sloan-Kettering Cancer Center) Series 2025 5.00%, 07/01/2035	1,000	1,168,876
New York State Dormitory Authority (Montefiore Obligated Group) Series 2024 5.25%, 11/01/2041	2,150	2,267,000
5.25%, 11/01/2043	1,500	1,557,395
5.50%, 11/01/2044	2,900	3,058,793
New York State Dormitory Authority (Mount Sinai Hospital Obligated Group) Series 2025 5.00%, 07/01/2045	5,250	5,275,712
New York State Dormitory Authority (New York & Presbyterian Hospital Obligated Group) Series 2023 5.00%, 08/01/2036	4,250	4,836,535
New York State Dormitory Authority (New York State Dormitory Authority Lease) Series 2022-C 5.00%, 10/01/2025	1,000	1,000,000
AG Series 2020 5.00%, 10/01/2026	3,045	3,121,715
5.00%, 10/01/2029	2,130	2,290,408
AG Series 2023 5.00%, 10/01/2025	4,695	4,695,000
BAM Series 2022 5.00%, 10/01/2025	3,975	3,975,000
New York State Dormitory Authority (New York State Sales Tax) Series 2018-C 5.00%, 03/15/2040	2,000	2,056,562
Series 2023-A 4.00%, 03/15/2043	4,350	4,140,024
New York State Dormitory Authority (New York University) Series 2019-A 5.00%, 07/01/2032	2,975	3,222,344
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2022 4.00%, 05/01/2039	2,500	2,437,382
4.00%, 05/01/2040	6,000	5,772,139
Series 2025 5.00%, 05/01/2027	2,300	2,385,817
5.00%, 05/01/2029	10,635	11,461,716

Principal Amount (000)		U.S. $ Value
New York State Dormitory Authority (NYU Langone Hospitals Obligated Group) Series 2024 5.00%, 07/01/2030	$1,600	$1,780,411
5.00%, 07/01/2034	1,700	1,969,528
New York State Dormitory Authority (Pace University) Series 2024-A 5.25%, 05/01/2039	1,050	1,109,389
5.25%, 05/01/2042	1,325	1,365,008
5.25%, 05/01/2044	1,050	1,069,760
5.50%, 05/01/2049	1,500	1,535,290
New York State Dormitory Authority (Prerefunded–US Govt Agencies) Series 2021 1.187%, 03/15/2026	5,500	5,429,077
New York State Dormitory Authority (Prerefunded–US Treasuries) AG Series 2020 5.00%, 10/01/2026	5	5,124
5.00%, 10/01/2029	5	5,371
New York State Dormitory Authority (Rochester Institute of Technology) Series 2020-A 5.00%, 07/01/2026	1,000	1,018,223
New York State Dormitory Authority (St. John’s University/NY) Series 2021-A 4.00%, 07/01/2031	1,400	1,481,332
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2009 5.628%, 03/15/2039	2,430	2,522,477
Series 2017-B 5.00%, 02/15/2037	5,520	5,658,728
Series 2019-A 5.00%, 03/15/2026	4,500	4,550,769
Series 2021-A 4.00%, 03/15/2039	1,000	1,000,807
Series 2021-E 4.00%, 03/15/2037	4,645	4,690,398
Series 2022-A 4.00%, 03/15/2039	2,000	2,001,359
Series 2024-A 5.00%, 03/15/2046	3,000	3,128,711
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2035	1,000	945,243
5.00%, 07/01/2037	1,000	930,600
5.00%, 07/01/2039	1,500	1,377,365
5.00%, 07/01/2042	1,630	1,460,655
New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.00%, 10/01/2035	1,300	1,403,084
5.00%, 10/01/2036	1,700	1,817,069
5.00%, 10/01/2037	1,800	1,905,548

52	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
New York State Energy Research & Development Authority (Rochester Gas & Electric) Series 2025 4.00%, 05/15/2032	$6,800	$6,947,002
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2019-B 5.00%, 06/15/2027	445	465,311
Series 2023 5.125%, 09/01/2050(a)	1,800	1,875,277
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2021-O 4.00%, 01/01/2042	5,750	5,555,356
New York State Thruway Authority (State of New York Pers Income Tax) Series 2022-A 5.00%, 03/15/2039	7,250	7,875,241
Series 2025-A 5.00%, 03/15/2045	5,645	5,969,576
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016 5.00%, 08/01/2026	375	375,076
Series 2021 2.25%, 08/01/2026	420	416,134
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030	24,485	25,307,777
5.00%, 01/01/2032	2,355	2,420,108
5.00%, 01/01/2036	2,000	2,031,700
Series 2023 5.625%, 04/01/2040	4,165	4,352,150
6.00%, 04/01/2035	1,500	1,648,934
New York Transportation Development Corp. (Elevated Accessibility Enhancements Holding) Series 2023 6.971%, 06/30/2051	2,000	1,985,725
New York Transportation Development Corp. (Empire State Thruway Partners) Series 2021 4.00%, 10/31/2034	500	499,011
4.00%, 10/31/2041	2,075	1,890,031
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2020 5.00%, 12/01/2027	2,210	2,303,203
5.00%, 12/01/2030	1,010	1,097,049
5.00%, 12/01/2031	400	430,391
5.00%, 12/01/2032	1,035	1,104,299
5.00%, 12/01/2035	1,000	1,048,197
5.00%, 12/01/2036	1,050	1,093,967

Principal Amount (000)		U.S. $ Value
Series 2022 5.00%, 12/01/2027	$2,115	$2,204,196
5.00%, 12/01/2031	2,035	2,220,132
5.00%, 12/01/2039	4,580	4,728,449
5.00%, 12/01/2040	3,310	3,393,963
5.00%, 12/01/2042	2,860	2,891,010
New York Transportation Development Corp. (JFK NTO LLC) Series 2024 5.25%, 06/30/2043	8,500	8,691,419
5.25%, 06/30/2044	10,895	11,088,506
Series 2025 6.00%, 06/30/2044	2,650	2,868,900
AG Series 2023 5.50%, 06/30/2043	2,250	2,328,571
5.50%, 06/30/2044	2,500	2,577,963
AG Series 2024 4.25%, 06/30/2042	10,000	9,721,074
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.25%, 01/01/2050	2,535	2,534,871
Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	1,000	909,358
Onondaga Civic Development Corp. (Crouse Health Hospital Obligated Group) Series 2024 5.00%, 08/01/2033	825	802,388
Onondaga Civic Development Corp. (Le Moyne College) Series 2022 4.00%, 07/01/2034	300	300,704
4.00%, 07/01/2036	350	342,115
4.00%, 07/01/2039	450	421,068
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2017 5.00%, 10/15/2028	6,925	7,126,836
Series 2018-2 5.00%, 09/15/2026	1,000	1,019,317
5.00%, 09/15/2027	1,000	1,040,953
5.00%, 09/15/2028	8,000	8,390,536
5.00%, 09/15/2031	5,000	5,225,673
5.00%, 09/15/2033	5,335	5,544,737
Series 2019 5.00%, 11/01/2039	9,000	9,241,322
Series 2020-2 5.00%, 07/15/2033	3,000	3,208,197
5.00%, 07/15/2034	4,860	5,165,594
5.00%, 07/15/2035	5,095	5,382,328
Series 2022-2 5.00%, 08/01/2030	7,185	7,856,353
5.00%, 08/01/2035	1,390	1,503,310
Series 2023-2 5.00%, 12/01/2036	1,750	1,893,420

2025 Annual Report	53

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
5.00%, 12/01/2038	$2,000	$2,125,602
5.00%, 12/01/2041	1,005	1,046,518
Port Authority of New York & New Jersey (Prerefunded–US Treasuries) Series 2015 5.00%, 10/15/2026	8,405	8,411,565
Saratoga County Capital Resource Corp. (Washington Saratoga Warren Hamilton & Essex Boces) Series 2025 4.875%, 07/01/2044	6,000	6,147,368
State of New York (State of New York) Series 2023-A 5.00%, 03/15/2026	1,395	1,412,077
5.00%, 03/15/2031	5,600	6,396,684
5.00%, 03/15/2032	1,815	2,100,769
5.00%, 03/15/2033	1,750	2,046,869
5.00%, 03/15/2036	1,500	1,712,768
5.00%, 03/15/2038	1,500	1,682,974
5.00%, 03/15/2039	2,000	2,226,552
5.00%, 03/15/2040	2,250	2,487,802
Series 2023-C 5.00%, 03/15/2037	1,670	1,890,415
Suffolk County Economic Development Corp. (Peconic Landing at Southold) Series 2020 5.00%, 12/01/2029	500	514,290
5.00%, 12/01/2034	1,000	1,031,728
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.75%, 12/01/2044	4,300	4,346,323
Suffolk Tobacco Asset Securitization Corp. (Suffolk Tobacco Asset Securitization) Series 2021 4.00%, 06/01/2035	2,300	2,289,727
4.00%, 06/01/2036	2,425	2,386,452
4.00%, 06/01/2038	1,000	956,759
4.00%, 06/01/2050	1,970	1,777,508
5.00%, 06/01/2034	2,275	2,410,924
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021 5.00%, 05/15/2050	15,035	15,233,713
Series 2021-A 2.511%, 05/15/2035	10,000	8,412,292
Series 2022 3.837% (SOFR + 1.05%), 04/01/2026(d)	7,500	7,499,624
5.00%, 05/15/2041	1,750	1,855,867
Series 2023 5.25%, 11/15/2042	10,420	11,368,825
Series 2024 5.00%, 11/15/2033	3,000	3,474,156
Series 2024-B 5.00%, 03/15/2027	5,000	5,181,917

Principal Amount (000)		U.S. $ Value
Series 2025 5.00%, 03/15/2027	$10,000	$10,363,834
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025-A 5.00%, 02/01/2028	10,865	11,524,394
5.00%, 03/01/2028	2,500	2,647,915
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 4.00%, 09/01/2040	1,190	1,137,286
5.00%, 09/01/2031	2,570	2,808,122
5.00%, 09/01/2032	7,890	8,588,511
5.00%, 09/01/2033	3,010	3,244,013
5.00%, 09/01/2034	1,370	1,464,936
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts) Series 2016-A 5.00%, 12/01/2026	13,175	13,560,469
Series 2020 4.00%, 12/01/2033	1,160	1,195,288
5.00%, 12/01/2031	1,800	2,000,688
5.00%, 12/01/2032	2,000	2,208,116
Utility Debt Securitization Authority (Utility Debt Securitization Authority) Series 2015 5.00%, 12/15/2033	2,000	2,007,019
Westchester County Local Development Corp. (Kendal on Hudson Obligated Group) Series 2022 5.00%, 01/01/2027	270	274,145
5.00%, 01/01/2032	520	550,494
5.00%, 01/01/2037	530	551,999
5.00%, 01/01/2041	720	734,165

		1,015,657,560

Alabama–0.5%
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055	5,000	5,426,690
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	1,000	1,055,751

		6,482,441

American Samoa–0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	670	704,357

54	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
California–0.1%
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.25%, 11/01/2054	$1,215	$1,317,517

Colorado–0.0%
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AG Series 2020 5.00%, 12/01/2050	160	160,674

Connecticut–0.7%
State of Connecticut (State of Connecticut) Series 2018-C 5.00%, 06/15/2027	4,715	4,912,458
Series 2018-F 5.00%, 09/15/2027	4,025	4,215,002

		9,127,460

Florida–0.0%
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2030	100	82,863
Zero Coupon, 10/01/2032	100	75,090
Zero Coupon, 10/01/2033	100	71,355
Zero Coupon, 10/01/2034	110	74,722

		304,030

Georgia–0.2%
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2031	905	956,854
5.00%, 01/01/2032	565	595,563
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2019 5.00%, 01/01/2035	1,185	1,222,900

		2,775,317

Guam–2.7%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2021-A 3.099%, 10/01/2028	1,430	1,373,807
Series 2023 5.125%, 10/01/2034	250	267,586
5.25%, 10/01/2031	1,025	1,106,742
5.25%, 10/01/2035	265	283,826
5.375%, 10/01/2033	525	574,189
Series 2024-A 5.00%, 10/01/2028	325	337,581
5.00%, 10/01/2030	855	908,610
5.00%, 10/01/2032	1,875	2,000,647

Principal Amount (000)		U.S. $ Value
Guam Government Waterworks Authority (Guam Govt Waterworks Authority) Series 2017 5.00%, 07/01/2028	$1,250	$1,284,221
Guam Government Waterworks Authority (Guam Waterworks Authority Water & Wastewater System) Series 2024-A 5.00%, 07/01/2045	1,100	1,122,256
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.25%, 07/01/2041	1,050	1,115,373
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2025	2,980	2,980,000
5.00%, 10/01/2026	1,225	1,249,083
5.00%, 10/01/2027	1,230	1,279,549
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026	1,150	1,172,119
5.00%, 12/01/2029	770	785,132
5.00%, 12/01/2030	1,000	1,019,460
5.00%, 12/01/2032	925	940,363
5.00%, 12/01/2033	1,725	1,739,526
5.00%, 12/01/2034	1,250	1,266,412
Territory of Guam (Prerefunded–US Treasuries) Series 2015 5.00%, 11/15/2030	3,580	3,589,671
Series 2015-D 5.00%, 11/15/2025	1,555	1,559,200
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 5.00%, 01/01/2030	1,250	1,339,157
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	175	184,522
Series 2025-G 5.00%, 01/01/2032	2,000	2,192,383
5.00%, 01/01/2033	2,500	2,739,982

		34,411,397

Illinois–0.2%
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2032	365	370,577
5.00%, 09/01/2033	200	201,850
5.00%, 09/01/2034	100	100,356

2025 Annual Report	55

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017-B 5.00%, 12/15/2028	$2,000	$2,081,901

		2,754,684

Indiana–0.0%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(b)(c)	32	3

Kentucky–0.1%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 5.00%, 02/01/2026	350	351,700
5.00%, 02/01/2027	375	383,267
5.00%, 02/01/2030	210	224,300
5.00%, 02/01/2031	275	288,738

		1,248,005

Michigan–1.2%
City of Detroit MI (City of Detroit MI) Series 2018 5.00%, 04/01/2029	250	261,935
Michigan Strategic Fund (Michigan Strategic Fund–I 75 Improvement Project) Series 2018 5.00%, 12/31/2029	8,600	9,035,427
5.00%, 12/31/2030	4,000	4,190,517
5.00%, 06/30/2032	1,690	1,761,022

		15,248,901

Missouri–0.0%
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027	275	284,181

Nebraska–0.8%
Central Plains Energy Project (Goldman Sachs Group) Series 2022-1 5.00%, 05/01/2053	10,000	10,631,008

Nevada–0.0%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)	195	191,643

New Jersey–2.1%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	5,000	5,081,929

Principal Amount (000)		U.S. $ Value
Series 2018-A 5.00%, 06/15/2028	$11,680	$11,870,377
New Jersey Transportation Trust Fund Authority (Prerefunded–US Treasuries) Series 2019-B 5.00%, 06/15/2030	230	248,820
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2018-A 5.00%, 12/15/2030	3,360	3,599,819
Series 2024-A 5.00%, 06/15/2042	4,805	5,109,112
New Jersey Transportation Trust Fund Authority (State of New Jersey) Series 2019-B 5.00%, 06/15/2030	1,270	1,362,164

		27,272,221

Puerto Rico–1.0%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	2,420	1,728,405
5.625%, 07/01/2029	760	813,017
Series 2022-C Zero Coupon, 11/01/2043	829	547,893
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)	3,090	3,223,730
5.00%, 07/01/2035(a)	2,310	2,379,528
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031	1,390	1,417,183
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.25%, 01/01/2040	1,000	1,127,210
6.50%, 01/01/2041	1,250	1,416,748

		12,653,714

South Carolina–0.4%
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2020-A 5.00%, 12/01/2043	1,500	1,523,919
Series 2021-B 4.00%, 12/01/2038	2,125	2,099,093
5.00%, 12/01/2040	1,000	1,040,158

		4,663,170

56	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Texas–0.2%
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	$2,000	$2,184,494

Washington–0.1%
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	934	899,443
Series 2021-1, Class X 0.727%, 12/20/2035(e)	934	36,088

		935,531

Wisconsin–0.3%
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(a)	995	995,000
5.00%, 10/01/2026(a)	1,050	1,061,010
5.00%, 10/01/2027(a)	1,090	1,114,523
5.00%, 10/01/2028(a)	900	929,208
5.00%, 10/01/2029(a)	275	286,280

		4,386,021

Total Long-Term Municipal Bonds (cost $1,168,661,626)		1,153,394,329

SHORT-TERM MUNICIPAL NOTES–8.0%
New York–8.0%
Build NYC Resource Corp. (Asia Society/The) Series 2015 2.95%, 04/01/2045(f)	1,585	1,585,000
City of Buffalo NY (City of Buffalo NY) Series 2025-A 4.00%, 09/30/2026	5,000	5,070,156
City of New York NY (City of New York NY) Series 2008-L 3.50%, 04/01/2038(f)	2,820	2,820,000
Series 2013-D 3.90%, 08/01/2040(f)	1,800	1,800,000
Series 2015 3.70%, 06/01/2044(f)	3,215	3,215,000
Series 2022-A 3.90%, 09/01/2049(f)	3,900	3,900,000
City of Rochester NY (City of Rochester NY) Series 2025-I 4.00%, 07/30/2026	2,000	2,023,969
Connetquot Central School District of Islip (Connetquot Central School District of Islip) Series 2025 4.00%, 06/18/2026	1,000	1,010,024

Principal Amount (000)		U.S. $ Value
Dutchess County Industrial Development Agency (Marist College) Series 2008 2.95%, 07/01/2038(f)	$1,105	$1,105,000
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2015 3.22%, 11/01/2026(f)	230	230,000
Series 2019-2 3.85%, 11/01/2032(f)	6,300	6,300,000
New York City Health & Hospitals Corp. (New York City Health & Hospitals) Series 2008-D, Class C 2.85%, 02/15/2026(f)	240	240,000
New York City Housing Development Corp. (201 Pearl LLC) Series 2006-A 2.85%, 10/15/2041(f)	250	250,000
New York City Housing Development Corp. (Hewitt Westchester LP) Series 2011 3.10%, 11/01/2048(f)	3,400	3,400,000
New York City Housing Development Corp. (New York City Housing Development) Series 2012-A 2.85%, 09/01/2049(f)	1,000	1,000,000
New York State Housing Finance Agency (8 East 102nd Street LLC) Series 2023 2.80%, 05/01/2044(f)	5,790	5,790,000
New York State Housing Finance Agency (DD 11th Avenue LLC) Series 2009 3.15%, 05/15/2041(f)	1,075	1,075,000
New York State Housing Finance Agency (Liberty Street Realty LLC) Series 2005 2.95%, 05/01/2035(f)	3,473	3,473,000
New York State Housing Finance Agency (New York State Housing Finance Agency) Series 2006 3.17%, 11/15/2036(f)	7,800	7,800,000
Series 2009 2.87%, 05/15/2039(f)	400	400,000
Nuveen New York AMT-Free Quality Municipal Income Fund (Nuveen New York AMT-Free Quality Municipal Income Fund) Series 2017 3.34%, 05/01/2047(a)(f)	7,200	7,200,000
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2025 4.00%, 03/06/2026	13,000	13,072,398
4.00%, 08/21/2026	15,150	15,333,430

2025 Annual Report	57

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2023-B 3.90%, 01/01/2032(f)	$1,900	$1,900,000
Trust for Cultural Resources of The City of New York (The) (New York Botanical Garden/The) Series 2009 2.89%, 07/01/2032(f)	6,385	6,385,000
Trust for Cultural Resources of The City of New York (The) (Pierpont Morgan Library) Series 2004 3.10%, 02/01/2034(f)	5,465	5,465,000

Total Short-Term Municipal Notes (cost $101,859,717)		101,842,977

Total Municipal Obligations (cost $1,270,521,343)		1,255,237,306

GOVERNMENTS—TREASURIES–0.2%
United States–0.2%
U.S. Treasury Notes 2.625%, 02/15/2029(g) (cost $2,435,555)	2,377	2,300,676

Principal Amount (000)		U.S. $ Value

ASSET-BACKED SECURITIES–0.0%
Autos—Fixed Rate–0.0%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a) (cost $573,920)	$574	$581,939

COLLATERALIZED MORTGAGE OBLIGATIONS–0.0%
Risk Share Floating Rate–0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C02, Class 1M2 10.471% (CME Term SOFR + 6.11%), 09/25/2028(d)	7	7,133
Series 2016-C01, Class 1M2 11.221% (CME Term SOFR + 6.86%), 08/25/2028(d)	63	63,915

Total Collateralized Mortgage Obligations (cost $71,094)		71,048

Total Investments—98.2% (cost $1,273,601,912)		1,258,190,969

Other assets less liabilities—1.8%		22,803,435

Net Assets—100.0%		$1,280,994,404

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note 3)
			Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund
USD	25,120	10/15/2028	CPI#	2.565%	Maturity	$(184,473)	$—	$(184,473)
USD	22,000	10/15/2029	2.569%	CPI#	Maturity	132,375	—	132,375
USD	21,500	10/15/2029	2.485%	CPI#	Maturity	216,335	—	216,335
USD	17,177	10/15/2029	2.516%	CPI#	Maturity	147,160	—	147,160
USD	17,162	10/15/2029	2.499%	CPI#	Maturity	161,103	—	161,103
USD	17,161	10/15/2029	2.451%	CPI#	Maturity	200,569	—	200,569
USD	26,380	10/15/2030	CPI#	2.531%	Maturity	(191,098)	—	(191,098)

						$481,971	$—	$481,971

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note 3)
			Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund
USD	25,000	01/15/2027	1 Day SOFR	2.540%	Annual	$(635,311)	$—	$(635,311)
USD	17,500	10/15/2029	1 Day SOFR	3.785%	Annual	189,822	—	189,822
USD	7,600	10/15/2030	1 Day SOFR	4.082%	Annual	230,929	—	230,929
USD	8,200	06/15/2034	3.543%	1 Day SOFR	Annual	56,318	916	55,402
USD	9,620	08/15/2034	3.314%	1 Day SOFR	Annual	229,885	—	229,885
USD	13,700	02/15/2035	3.747%	1 Day SOFR	Annual	(88,866)	(3,265)	(85,601)

						$(17,223)	$(2,349)	$(14,874)

58	Sanford C. Bernstein Fund, Inc.

INTEREST RATE SWAPS (see Note 3)
	Notional			Rate Type		Payment Frequency Paid/ Received		Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Swap Counterparty	Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Market Value
Citibank NA	USD	16,980	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$ 956,045	$ —	$ 956,045

* Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $42,537,530 or 3.3% of net assets.
(b)	Non-income producing security.
(c)	Defaulted.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2025.
(e)	IO—Interest Only.
(f)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(g)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.

As of September 30, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.6% and 0.0%, respectively.

Glossary:

AG—Assured Guaranty Inc.

AMT—Alternative Minimum Tax (subject to)

BAM—Build American Mutual

CME—Chicago Mercantile Exchange

SOFR—Secured Overnight Financing Rate

XLCA—XL Capital Assurance Inc.

See notes to financial statements.

2025 Annual Report	59

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Intermediate Duration Portfolio

September 30, 2025

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS—TREASURIES–30.3%
Japan–0.9%
Japan Government Thirty Year Bond Series 86 2.40%, 03/20/2055	JPY	6,274,350	$36,928,231

United States–29.4%
U.S. Treasury Bonds 1.75%, 08/15/2041	U.S.$	46,935	31,807,629
1.875%, 02/15/2051		179,238	102,284,799
2.00%, 11/15/2041		9,057	6,351,502
2.25%, 08/15/2046		12,530	8,347,623
2.375%, 02/15/2042		11,433	8,463,620
2.375%, 11/15/2049		2,885	1,885,055
2.50%, 02/15/2045		1,916	1,370,539
2.50%, 05/15/2046		23,956	16,815,053
3.00%, 05/15/2045		23,139	17,986,957
3.00%, 08/15/2048		28,274	21,230,752
3.00%, 02/15/2049		26,971	20,172,636
3.25%, 05/15/2042		11,593	9,730,254
3.375%, 08/15/2042		19,569	16,660,828
3.375%, 05/15/2044		5,710	4,758,511
3.50%, 02/15/2039		4,254	3,888,588
3.625%, 05/15/2053		27,235	22,474,029
3.75%, 11/15/2043		10,205	9,028,236
3.875%, 02/15/2043		12,073	10,947,958
3.875%, 05/15/2043		19,718	17,850,499
4.00%, 11/15/2042		33,530	30,982,506
4.125%, 08/15/2053		30,804	27,819,021
4.25%, 02/15/2054		4,634	4,274,049
4.375%, 02/15/2038		14,232	14,348,393
4.375%, 11/15/2039		47,210	46,795,069
4.375%, 08/15/2043		19,182	18,498,181
4.50%, 02/15/2044		20,030	19,578,054
4.625%, 05/15/2054		16,704	16,396,216
4.75%, 02/15/2037		4,156	4,362,339
4.75%, 11/15/2043		17,479	17,654,473
4.75%, 11/15/2053		24,746	24,763,800
U.S. Treasury Notes 3.50%, 04/30/2028		16,210	16,167,142
3.625%, 03/31/2028		28,384	28,397,405
3.75%, 12/31/2028		80,830	81,107,953
3.875%, 12/31/2027		75,973	76,403,517
4.00%, 02/29/2028		13,956	14,082,234
4.00%, 01/31/2029		73,672	74,495,155
4.00%, 02/15/2034		48,407	48,285,983
4.125%, 03/31/2029		8,646	8,779,169
4.125%, 08/31/2030		25,659	26,098,416
4.125%, 11/15/2032		37,312	37,752,266
4.25%, 02/28/2029		15,011	15,301,838
4.375%, 08/31/2028		13,427	13,703,626
4.375%, 11/30/2028		47,131	48,161,888
4.375%, 05/15/2034	U.S.$	19,615	$20,071,866
4.50%, 05/31/2029		36,587	37,624,584
4.50%, 11/15/2033		17,484	18,079,032
4.625%, 04/30/2029		59,634	61,553,882
4.875%, 10/31/2028		95,833	99,276,584

			1,282,869,709

Total Governments—Treasuries (cost $1,386,227,117)			1,319,797,940

CORPORATES—INVESTMENT GRADE–26.3%

Industrial–14.1%
Basic–0.4%
Freeport Indonesia PT 4.763%, 04/14/2027(a)		904	905,808
Glencore Funding LLC 4.907%, 04/01/2028(a)		4,150	4,214,698
5.186%, 04/01/2030(a)		1,756	1,808,417
5.338%, 04/04/2027(a)		2,571	2,611,339
6.50%, 10/06/2033(a)		2,016	2,222,156
LYB International Finance III LLC 6.15%, 05/15/2035		1,642	1,711,375
Nexa Resources SA 6.75%, 04/09/2034(a)		2,053	2,176,180
Smurfit Westrock Financing DAC 5.418%, 01/15/2035		3,723	3,841,875

			19,491,848

Capital Goods–1.6%
Boeing Co. (The) 3.25%, 02/01/2028		4,850	4,739,954
Caterpillar Financial Services Corp. 4.45%, 10/16/2026		10,001	10,063,006
CNH Industrial Capital LLC 5.10%, 04/20/2029		5,776	5,916,992
Flowserve Corp. 2.80%, 01/15/2032		4,669	4,135,567
General Electric Co. 4.90%, 01/29/2036		4,323	4,381,317
Northrop Grumman Corp. 5.25%, 07/15/2035		3,296	3,409,185
Regal Rexnord Corp. 6.05%, 02/15/2026		6,295	6,322,698
Republic Services, Inc. 4.75%, 07/15/2030		10,365	10,616,351
Waste Management, Inc. 4.50%, 03/15/2028		10,132	10,255,610
Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030		10,353	10,580,870

			70,421,550

Communications—Media–0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029		3,490	3,246,293

60	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Prosus NV 3.257%, 01/19/2027(a)	U.S.$	1,724	$1,698,140
4.027%, 08/03/2050(a)		3,458	2,422,779
Time Warner Cable LLC 4.50%, 09/15/2042		2,370	1,902,186

			9,269,398

Communications—Telecommunications–0.2%
AT&T, Inc. 4.50%, 05/15/2035		2,034	1,962,545
T-Mobile USA, Inc. 3.875%, 04/15/2030		1,696	1,662,521
TELUS Corp. 7.00%, 10/15/2055		4,120	4,343,016

			7,968,082

Consumer Cyclical—Automotive–1.8%
BMW US Capital LLC 4.60%, 08/13/2027(a)		10,014	10,106,129
4.65%, 03/19/2027(a)		317	319,682
Ford Motor Co. 3.25%, 02/12/2032		6,003	5,242,780
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		902	886,964
5.918%, 03/20/2028		695	706,989
6.125%, 03/08/2034		3,932	3,951,267
General Motors Financial Co., Inc. 5.00%, 07/15/2027		2,061	2,086,247
Honda Motor Co., Ltd. 4.436%, 07/08/2028		10,522	10,583,448
Hyundai Capital America 4.30%, 09/24/2027(a)		625	624,662
4.50%, 09/18/2030(a)		375	373,189
5.25%, 01/08/2027(a)		2,195	2,218,552
5.275%, 06/24/2027(a)		293	297,574
5.30%, 03/19/2027(a)		2,599	2,634,840
6.10%, 09/21/2028(a)		4,320	4,516,042
Mercedes-Benz Finance North America LLC 4.80%, 03/30/2026(a)		5,380	5,393,288
Qnity Electronics, Inc. 5.75%, 08/15/2032(a)		4,955	4,998,059
Toyota Motor Credit Corp. 4.65%, 09/03/2032		10,769	10,852,029
4.80%, 05/15/2030		10,363	10,613,370

			76,405,111

Consumer Cyclical—Entertainment–0.1%
Hasbro, Inc. 6.05%, 05/14/2034		2,322	2,430,995

Consumer Cyclical—Other–0.8%
DR Horton, Inc. 4.85%, 10/15/2030		3,471	3,540,420
5.00%, 10/15/2034		6,008	6,071,865
Flutter Treasury DAC 5.875%, 06/04/2031(a)		2,755	2,797,565
Las Vegas Sands Corp. 3.90%, 08/08/2029		7,323	7,085,296
5.625%, 06/15/2028		2,803	2,865,787
Marriott International, Inc./MD 4.20%, 07/15/2027	U.S.$	10,684	$10,719,150
MDC Holdings, Inc. 6.00%, 01/15/2043		3,776	3,588,333

			36,668,416

Consumer Cyclical—Restaurants–0.2%
Starbucks Corp. 4.85%, 02/08/2027		9,151	9,241,595

Consumer Cyclical—Retailers–0.2%
Ross Stores, Inc. 4.70%, 04/15/2027		7,988	8,016,038

Consumer Non-Cyclical–2.5%
Altria Group, Inc. 3.40%, 05/06/2030		7,300	7,011,504
BAT Capital Corp. 4.625%, 03/22/2033		2,906	2,875,778
5.35%, 08/15/2032		6,424	6,645,243
7.75%, 10/19/2032		704	820,857
Cargill, Inc. 5.125%, 10/11/2032(a)		3,643	3,774,585
Cencosud SA 5.95%, 05/28/2031(a)		1,110	1,166,843
General Mills, Inc. 4.70%, 01/30/2027		2,460	2,479,139
4.875%, 01/30/2030		7,545	7,703,898
Imperial Brands Finance PLC 3.875%, 07/26/2029(a)		244	239,645
4.50%, 06/30/2028(a)		848	853,783
5.875%, 07/01/2034(a)		7,441	7,770,115
JBS USA Holding Lux Sarl/JBS USA Food Co/JBS Lux Co. SARL 6.75%, 03/15/2034		3,892	4,302,917
Mars, Inc. 4.60%, 03/01/2028(a)		5,997	6,069,984
Mondelez International, Inc. 4.50%, 05/06/2030		6,469	6,521,981
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		5,660	4,767,305
Philip Morris International, Inc. 4.875%, 02/13/2026		2,541	2,545,955
5.00%, 11/17/2025		4,607	4,609,948
5.375%, 02/15/2033		8,162	8,526,188
5.625%, 11/17/2029		829	872,862
Roche Holdings, Inc. 4.203%, 09/09/2029 (a)		10,206	10,250,294
Takeda US Financing, Inc. 5.20%, 07/07/2035		10,525	10,695,926
Tyson Foods, Inc. 5.70%, 03/15/2034		3,052	3,216,167
Viatris, Inc. 2.70%, 06/22/2030		5,162	4,647,349

			108,368,266

2025 Annual Report	61

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Energy–2.6%
ConocoPhillips Co. 5.65%, 01/15/2065	U.S.$	10,063	$9,885,791
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		6,461	5,625,270
4.375%, 01/15/2028		1,885	1,873,652
5.75%, 01/15/2031(a)		2,866	2,954,932
Devon Energy Corp. 5.20%, 09/15/2034		5,353	5,330,732
5.60%, 07/15/2041		4,914	4,735,474
Energy Transfer LP 5.60%, 09/01/2034		9,646	9,903,162
Eni SpA 5.75%, 05/19/2035(a)		10,363	10,798,350
Kinder Morgan, Inc. 5.85%, 06/01/2035		2,361	2,485,354
Occidental Petroleum Corp. 5.20%, 08/01/2029		2,949	2,996,007
ONEOK, Inc. 5.40%, 10/15/2035		6,434	6,462,760
6.05%, 09/01/2033		1,323	1,402,777
Plains All American Pipeline LP/PAA Finance Corp. 5.60%, 01/15/2036		628	635,542
5.70%, 09/15/2034		9,697	9,995,765
Raizen Fuels Finance SA 6.70%, 02/25/2037(a)		5,945	5,730,207
Suncor Energy, Inc. 6.80%, 05/15/2038		3,011	3,317,610
Targa Resources Corp. 4.90%, 09/15/2030		1,903	1,933,106
5.65%, 02/15/2036		2,106	2,155,933
Var Energi ASA 7.50%, 01/15/2028(a)		5,044	5,351,230
8.00%, 11/15/2032(a)		4,495	5,225,123
Williams Cos., Inc. (The) 4.625%, 06/30/2030		5,930	5,982,599
4.80%, 11/15/2029		4,524	4,602,627
Woodside Finance Ltd. 5.40%, 05/19/2030		1,523	1,563,405
6.00%, 05/19/2035		3,979	4,153,240

			115,100,648

Services–0.4%
Global Payments, Inc. 3.20%, 08/15/2029		3,208	3,047,279
Mastercard, Inc. 4.55%, 01/15/2035		7,332	7,314,916
Moody’s Corp. 5.00%, 08/05/2034		5,101	5,205,673
Sodexo, Inc. 5.80%, 08/15/2035(a)		1,589	1,665,383

			17,233,251

Technology–2.3%
Apple, Inc. 4.10%, 08/08/2062		5,020	4,047,576
Broadcom, Inc. 4.15%, 02/15/2028	U.S.$	1,661	$1,665,800
4.90%, 07/15/2032		873	892,817
4.926%, 05/15/2037(a)		3,190	3,177,878
5.05%, 07/12/2027		3,689	3,752,783
Cisco Systems, Inc. 4.75%, 02/24/2030		10,247	10,515,779
Dell International LLC/EMC Corp. 4.35%, 02/01/2030		10,401	10,375,725
5.30%, 04/01/2032		736	759,633
5.50%, 04/01/2035		1,493	1,542,478
Entegris, Inc. 4.75%, 04/15/2029(a)		5,311	5,266,388
Fiserv, Inc. 3.50%, 07/01/2029		9,632	9,359,607
4.55%, 02/15/2031		875	878,307
Hewlett Packard Enterprise Co. 4.40%, 09/25/2027		4,227	4,244,838
International Business Machines Corp. 5.00%, 02/10/2032		10,207	10,511,169
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		9,627	9,401,247
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		4,119	4,265,760
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030		3,313	3,176,372
Oracle Corp. 5.20%, 09/26/2035		2,140	2,150,978
5.50%, 08/03/2035		8,428	8,670,642
TSMC Arizona Corp. 3.875%, 04/22/2027		2,710	2,700,401
Western Digital Corp. 2.85%, 02/01/2029		1,351	1,271,953

			98,628,131

Transportation—Airlines–0.3%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(a)		3,671	3,670,523
5.308%, 10/20/2031(a)		4,045	4,031,287
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		283	282,557
4.75%, 10/20/2028(a)		3,940	3,962,222

			11,946,589

Transportation—Railroads–0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		367	353,676
5.875%, 07/05/2034(a)		870	899,090

			1,252,766

Transportation—Services–0.5%
ENA Master Trust 4.00%, 05/19/2048(a)		1,235	935,302
ERAC USA Finance LLC 4.60%, 05/01/2028(a)		2,517	2,548,186
Ryder System, Inc. 5.375%, 03/15/2029		7,365	7,630,066

62	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
TTX Co. 5.50%, 09/25/2026(a)	U.S.$	8,329	$8,432,613

			19,546,167

			611,988,851

Financial Institutions–9.9%
Banking–8.2%
AIB Group PLC 5.32%, 05/15/2031(a)		5,091	5,240,828
6.608%, 09/13/2029(a)		1,569	1,665,886
Ally Financial, Inc. 5.543%, 01/17/2031		1,695	1,729,205
5.737%, 05/15/2029		2,267	2,320,955
6.992%, 06/13/2029		4,741	5,006,543
American Express Co. 5.098%, 02/16/2028		9,109	9,231,061
Banco Bilbao Vizcaya Argentaria SA 5.381%, 03/13/2029		3,200	3,307,200
7.883%, 11/15/2034		800	928,736
Banco Santander SA 4.175%, 03/24/2028		3,200	3,195,328
6.35%, 03/14/2034		3,000	3,218,670
6.921%, 08/08/2033		3,200	3,560,544
Bank of America Corp. 5.744%, 02/12/2036		10,267	10,691,027
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		1,428	1,480,436
Banque Federative du Credit Mutuel SA 5.538%, 01/22/2030(a)		9,994	10,408,851
Barclays PLC 5.088%, 06/20/2030		1,648	1,668,501
5.335%, 09/10/2035		2,534	2,571,427
5.674%, 03/12/2028		736	750,190
6.224%, 05/09/2034		3,451	3,710,791
7.119%, 06/27/2034		1,360	1,521,310
BNP Paribas SA 2.591%, 01/20/2028(a)		2,660	2,602,331
4.625%, 02/25/2031(a)(b)		943	860,139
4.792%, 05/09/2029(a)		904	912,697
5.497%, 05/20/2030(a)		6,651	6,878,198
BPCE SA 5.389%, 05/28/2031(a)		414	424,545
5.876%, 01/14/2031(a)		475	496,252
6.293%, 01/14/2036(a)		469	502,126
6.508%, 01/18/2035(a)		8,900	9,453,491
CaixaBank SA 4.885%, 07/03/2031(a)		1,593	1,610,013
6.037%, 06/15/2035(a)		2,782	2,958,045
6.684%, 09/13/2027(a)		5,127	5,238,666
Capital One Financial Corp. 5.468%, 02/01/2029		1,883	1,930,113
6.377%, 06/08/2034		5,768	6,233,593
Capital One NA 5.974%, 08/09/2028		2,264	2,345,074
Citigroup, Inc. 4.075%, 04/23/2029		5,373	5,356,666
4.503%, 09/11/2031		431	431,194
4.643%, 05/07/2028		5,011	5,044,474
Series W 4.00%, 12/10/2025(b)	U.S.$	3,243	$3,227,012
Cooperatieve Rabobank UA 5.564%, 02/28/2029(a)		7,918	8,153,481
Credit Agricole SA 5.222%, 05/27/2031(a)		2,885	2,961,078
6.251%, 01/10/2035(a)		7,161	7,552,778
Danske Bank A/S 4.613%, 10/02/2030 (a)		4,420	4,441,525
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		4,221	4,205,593
2.552%, 01/07/2028		604	590,730
4.95%, 08/04/2031		4,403	4,442,451
7.146%, 07/13/2027		1,492	1,523,660
Goldman Sachs Group, Inc. (The) 2.65%, 10/21/2032		329	295,886
4.937%, 04/23/2028		5,495	5,559,621
Series V 4.125%, 11/10/2026(b)		3,016	2,972,539
HSBC Holdings PLC 2.804%, 05/24/2032		2,559	2,318,147
2.848%, 06/04/2031		7,601	7,068,322
7.399%, 11/13/2034		5,415	6,165,898
8.113%, 11/03/2033		4,435	5,202,920
ING Groep NV 6.083%, 09/11/2027		6,267	6,374,040
Intesa Sanpaolo SpA 7.20%, 11/28/2033(a)		4,756	5,416,894
JPMorgan Chase & Co. 2.963%, 01/25/2033		12,789	11,692,088
KBC Group NV 4.932%, 10/16/2030(a)		5,859	5,957,255
5.796%, 01/19/2029(a)		1,666	1,720,562
Lloyds Banking Group PLC 4.976%, 08/11/2033		366	371,011
5.087%, 11/26/2028		791	804,945
5.462%, 01/05/2028		656	665,932
7.953%, 11/15/2033		2,446	2,849,443
Mizuho Financial Group, Inc. 5.376%, 05/26/2030		2,363	2,442,090
Morgan Stanley Bank NA 5.016%, 01/12/2029		351	357,392
5.504%, 05/26/2028		6,454	6,596,117
Nationwide Building Society 2.972%, 02/16/2028(a)		5,154	5,060,507
5.537%, 07/14/2036(a)		1,575	1,618,533
NatWest Group PLC 3.032%, 11/28/2035		669	611,740
5.115%, 05/23/2031		9,177	9,410,830
6.475%, 06/01/2034		537	564,870
Santander Holdings USA, Inc. 5.473%, 03/20/2029		452	460,846
5.741%, 03/20/2031		4,861	5,020,101
6.565%, 06/12/2029		13	13,624
Santander UK Group Holdings PLC 4.32%, 09/22/2029		1,279	1,275,623
4.858%, 09/11/2030		1,481	1,497,780

2025 Annual Report	63

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
5.694%, 04/15/2031	U.S.$	430	$448,696
6.833%, 11/21/2026		7,481	7,503,593
Skandinaviska Enskilda Banken AB 4.50%, 09/03/2030(a)		10,732	10,757,435
Societe Generale SA 2.797%, 01/19/2028(a)		4,567	4,469,814
2.889%, 06/09/2032(a)		200	179,330
5.249%, 05/22/2029(a)		2,991	3,040,740
5.519%, 01/19/2028(a)		4,676	4,735,385
Standard Chartered PLC 5.244%, 05/13/2031(a)		6,204	6,371,384
5.545%, 01/21/2029(a)		676	692,623
6.082% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a)(b)(c)		300	290,670
6.187%, 07/06/2027(a)		3,042	3,083,158
Sumitomo Mitsui Financial Group, Inc. 5.316%, 07/09/2029		8,152	8,446,858
Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027(a)		886	892,246
Synchrony Financial 5.45%, 03/06/2031		3,272	3,333,350
Toronto-Dominion Bank (The) 5.146%, 09/10/2034		3,542	3,596,441
5.298%, 01/30/2032		4,709	4,917,938
UBS Group AG 3.091%, 05/14/2032(a)		9,944	9,204,166
3.875%, 06/02/2026(a)(b)		204	201,295
4.194%, 04/01/2031(a)		2,852	2,818,289
7.125%, 08/10/2034(a)(b)		1,240	1,276,778
9.25%, 11/13/2028(a)(b)		723	795,683
UniCredit SpA 1.982%, 06/03/2027(a)		271	266,694
Wells Fargo & Co. 3.35%, 03/02/2033		12,130	11,289,148
3.584%, 05/22/2028		2,117	2,097,502
Series BB 3.90%, 03/15/2026(b)		2,664	2,639,678

			356,297,864

Brokerage–0.2%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(b)		7,570	7,479,766

Finance–0.2%
Aircastle Ltd. 4.25%, 06/15/2026		530	528,723
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		4,547	4,505,213
1.95%, 09/20/2026(a)		1,485	1,451,379
3.50%, 11/01/2027(a)		893	877,060
4.75%, 04/14/2027(a)		1,112	1,117,571
4.875%, 10/01/2025(a)		1,447	1,447,000

			9,926,946

Insurance–0.6%
Athene Global Funding 1.985%, 08/19/2028(a)		3,079	2,892,197
2.55%, 11/19/2030(a)		606	550,502
2.717%, 01/07/2029(a)	U.S.$	1,145	$1,083,891
5.033%, 07/17/2030(a)		5,950	6,042,046
5.583%, 01/09/2029(a)		541	558,783
MetLife Capital Trust IV 7.875% (CME Term SOFR 3 Month + 3.96%), 12/15/2067(a)(c)		5,200	5,806,424
Principal Life Global Funding II 5.10%, 01/25/2029(a)		6,566	6,737,373
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)		1,600	1,612,160
UnitedHealth Group, Inc. 4.40%, 06/15/2028		2,887	2,914,369

			28,197,745

REITs–0.7%
American Tower Corp. 2.10%, 06/15/2030		1,515	1,365,409
3.65%, 03/15/2027		1,936	1,921,945
5.20%, 02/15/2029		3,698	3,803,430
Crown Castle, Inc. 5.60%, 06/01/2029		1,920	1,993,766
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		4,575	4,110,409
4.00%, 01/15/2031		1,790	1,711,150
5.25%, 02/15/2033		3,724	3,734,837
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		1,797	1,823,973
Realty Income Corp. 5.125%, 04/15/2035		1,136	1,154,574
Simon Property Group LP 4.75%, 09/26/2034		5,987	5,947,366
Trust Fibra Uno 4.869%, 01/15/2030(a)		3,548	3,481,546

			31,048,405

			432,950,726

Utility–2.3%
Electric–2.3%
AEP Transmission Co. LLC 5.15%, 04/01/2034		4,040	4,122,335
5.375%, 06/15/2035		2,630	2,721,077
AES Andes SA 6.25%, 03/14/2032(a)		6,158	6,451,798
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		1,571	1,484,784
Alexander Funding Trust II 7.467%, 07/31/2028(a)		1,615	1,726,806
American Electric Power Co., Inc. 6.95%, 12/15/2054		3,588	3,888,316
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033		409	416,153
5.05%, 03/01/2035		9,309	9,412,888
Series AQ 4.95%, 08/15/2035		621	618,944

64	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)			U.S. $ Value
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2043	U.S.$	3,641		$2,897,144
Electricite de France SA 9.125%, 03/15/2033(a)(b)		1,420		1,646,305
Enel Finance International NV 4.125%, 09/30/2028(a)		2,684		2,677,451
5.50%, 06/26/2034(a)		6,934		7,178,077
Engie Energia Chile SA 3.40%, 01/28/2030(a)		3,834		3,599,168
6.375%, 04/17/2034(a)		2,080		2,213,973
FIEMEX Energia–Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(a)		2,088		2,217,863
Florida Power & Light Co. 5.30%, 06/15/2034		3,505		3,658,694
Israel Electric Corp., Ltd. Series G 4.25%, 08/14/2028(a)		1,580		1,553,962
Kallpa Generacion SA 5.875%, 01/30/2032(a)		2,662		2,782,642
Niagara Mohawk Power Corp. 4.647%, 10/03/2030(a)		7,261		7,298,757
5.29%, 01/17/2034(a)		3,243		3,305,039
NRG Energy, Inc. 4.45%, 06/15/2029(a)		542		537,274
4.734%, 10/15/2030(a)		1,934		1,933,845
Pacific Gas & Electric Co. 5.55%, 05/15/2029		1,713		1,763,619
Public Service Co. of Colorado 5.15%, 09/15/2035		10,714		10,857,139
Public Service Co. of Oklahoma 5.45%, 01/15/2036		6		6,130
Virginia Electric & Power Co. Series C 4.90%, 09/15/2035		9,261		9,212,287
Vistra Operations Co. LLC 5.05%, 12/30/2026(a)		373		375,648
6.95%, 10/15/2033(a)		4,313		4,807,572

				101,365,690

Total Corporates—Investment Grade (cost $1,131,666,969)				1,146,305,267

MORTGAGE PASS-THROUGHS–20.4%
Agency Fixed Rate 30-Year–20.1%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049		4,690		4,359,305
3.50%, 10/01/2049		4,606		4,279,789
3.50%, 11/01/2049		1,800		1,671,744
Series 2020 3.50%, 01/01/2050		3,713		3,451,693
Series 2022 2.00%, 03/01/2052		22,055		17,965,460
2.50%, 04/01/2052	U.S.$	26,357		$22,566,294
3.00%, 03/01/2052		14,088		12,536,964
3.00%, 05/01/2052		20,402		17,996,374
Series 2024 5.50%, 11/01/2054		7,482		7,546,838
Series 2025 2.50%, 01/01/2053		16,281		13,778,236
Federal Home Loan Mortgage Corp. Gold Series 2003 5.00%, 08/01/2033		0	**	361
Series 2007 5.50%, 07/01/2035		312		322,667
Series 2016 4.00%, 02/01/2046		3,639		3,555,642
Series 2017 4.00%, 07/01/2044		2,475		2,416,184
Series 2018 4.00%, 08/01/2048		1,805		1,733,491
4.50%, 10/01/2048		3,194		3,160,322
4.50%, 11/01/2048		3,107		3,074,119
5.00%, 09/01/2048		938		951,002
5.00%, 11/01/2048		1,322		1,340,700
Federal National Mortgage Association Series 2001 6.50%, 08/01/2031		1		576
Series 2003 5.50%, 04/01/2033		270		278,809
5.50%, 07/01/2033		605		624,121
5.50%, 11/01/2033		0	**	64
Series 2004 5.50%, 04/01/2034		146		150,295
5.50%, 05/01/2034		134		138,057
5.50%, 11/01/2034		526		544,166
6.50%, 08/01/2034		1		767
Series 2005 5.50%, 02/01/2035		720		743,962
Series 2006 5.50%, 04/01/2036		135		140,216
Series 2007 5.50%, 09/01/2036		258		266,935
Series 2008 6.00%, 03/01/2037		2		1,984
Series 2010 4.00%, 12/01/2040		1,540		1,504,745
Series 2012 3.50%, 02/01/2042		952		906,014
3.50%, 11/01/2042		10,606		10,088,926
3.50%, 01/01/2043		1,787		1,697,195
Series 2013 3.50%, 04/01/2043		6,241		5,925,090
4.00%, 10/01/2043		4,658		4,529,025
Series 2015 3.00%, 05/01/2045		2,058		1,875,098
3.00%, 08/01/2045		3,569		3,244,312
Series 2018 3.50%, 02/01/2048		2,515		2,340,698

2025 Annual Report	65

Schedule of Investments (continued)

	Principal Amount (000)			U.S. $ Value
3.50%, 05/01/2048	U.S.$	1,043		$972,243
4.50%, 09/01/2048		4,411		4,358,486
Series 2019 3.50%, 08/01/2049		1,238		1,149,771
3.50%, 09/01/2049		1,832		1,703,574
3.50%, 10/01/2049		4,853		4,508,252
3.50%, 11/01/2049		3,974		3,691,789
Series 2020 3.50%, 01/01/2050		3,553		3,300,068
Series 2021 2.00%, 07/01/2051		23,731		19,264,505
2.00%, 12/01/2051		42,007		34,060,911
2.50%, 01/01/2052		7,047		6,029,801
Series 2022 2.00%, 05/01/2052		11,442		9,277,260
2.50%, 03/01/2052		15,510		13,270,912
2.50%, 04/01/2052		16,323		13,963,399
2.50%, 05/01/2052		21,313		18,233,154
3.00%, 02/01/2052		16,561		14,742,546
3.00%, 03/01/2052		21,331		18,982,740
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		1,020		925,314
3.00%, 05/20/2046		949		861,248
3.00%, 12/20/2046		275		249,202
Series 2023 5.50%, 04/20/2053		14,779		14,971,090
5.50%, 07/20/2053		7,943		8,046,441
Series 2025 3.00%, 10/01/2055, TBA		11,411		10,191,897
4.00%, 10/01/2055, TBA		4,157		3,908,401
4.50%, 10/01/2055, TBA		58,866		57,083,685
5.00%, 10/01/2055, TBA		48,025		47,770,011
5.50%, 10/01/2055, TBA		13,531		13,631,399
6.00%, 10/01/2055, TBA		38,472		39,131,058
Uniform Mortgage-Backed Security Series 2025 2.00%, 10/01/2055, TBA		54,968		44,300,772
2.50%, 10/01/2055, TBA		69,193		58,289,698
3.00%, 10/01/2055, TBA		16,763		14,723,432
4.00%, 10/01/2055, TBA		9,401		8,858,162
4.50%, 10/01/2055, TBA		8,559		8,301,562
5.00%, 10/01/2055, TBA		33,691		33,410,681
5.50%, 10/01/2055, TBA		89,997		90,745,902
6.00%, 10/01/2055, TBA		67,485		68,935,048
6.50%, 10/01/2055, TBA		25,913		26,777,947

				876,330,601

Agency Fixed Rate 15-Year–0.3%
Federal National Mortgage Association Series 2012 2.50%, 04/01/2027		2		1,884
Series 2016 2.50%, 02/01/2031		7		6,446
2.50%, 04/01/2031		5		4,747
2.50%, 05/01/2031		21		20,106
2.50%, 07/01/2031		670		647,435
2.50%, 08/01/2031	U.S.$	237		$228,743
2.50%, 09/01/2031		142		137,623
2.50%, 10/01/2031		782		755,300
2.50%, 11/01/2031		5,246		5,066,328
2.50%, 12/01/2031		2,092		2,018,768
2.50%, 01/01/2032		310		298,825
Series 2017 2.50%, 01/01/2032		1,357		1,309,592
2.50%, 02/01/2032		78		75,601

				10,571,398

Other Agency Fixed Rate Programs–0.0%
Federal National Mortgage Association Series 2009 4.50%, 07/01/2029		81		81,140
4.50%, 08/01/2029		22		22,209
4.50%, 10/01/2029		4		4,256

				107,605

Agency ARMs–0.0%
Federal Home Loan Mortgage Corp. Series 2006 7.125% (RFUCCT1Y + 2.50%), 12/01/2036(c)		0	**	91
Series 2007 6.975% (RFUCCT1Y + 2.10%), 03/01/2037(c)		0	**	287

				378

Total Mortgage Pass-Throughs (cost $912,203,179)				887,009,982

ASSET-BACKED SECURITIES–6.2%
Autos—Fixed Rate–3.5%
ACM Auto Trust Series 2024-2A, Class A 6.06%, 02/20/2029(a)		2,686		2,684,800
Series 2025-1A, Class A 5.38%, 06/20/2029(a)		2,147		2,140,668
Series 2025-2A, Class A 5.55%, 06/20/2028(a)		7,715		7,687,403
American Credit Acceptance Receivables Trust Series 2025-2, Class B 4.85%, 05/14/2029(a)		9,890		9,933,793
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(a)		409		412,191
Series 2025-1A, Class A2 4.92%, 05/15/2029(a)		5,270		5,274,957
AutoNation Finance Trust Series 2025-1A, Class A2 4.72%, 04/10/2028(a)		10,319		10,343,546
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)		4,800		4,869,804

66	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Series 2023-5A, Class B 6.12%, 04/20/2028(a)	U.S.$	3,817	$3,898,662
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		318	308,287
Series 2021-N4, Class D 2.30%, 09/11/2028		547	534,394
Series 2021-P4, Class D 2.61%, 09/11/2028		4,063	3,901,680
Series 2024-P3, Class A2 4.61%, 11/10/2027		1,718	1,718,321
Series 2024-P4, Class A2 4.62%, 02/10/2028		2,479	2,481,318
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(a)		746	743,210
Series 2024-C, Class A 5.88%, 02/15/2028(a)		1,003	1,005,422
FHF Trust Series 2023-1A, Class A2 6.57%, 06/15/2028(a)		792	798,221
Flagship Credit Auto Trust Series 2024-3, Class A 4.88%, 11/15/2028(a)		2,057	2,062,377
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)		5,650	5,565,682
GLS Auto Receivables Issuer Trust Series 2024-3A, Class A2 5.35%, 08/16/2027(a)		1,612	1,613,626
LAD Auto Receivables Trust Series 2022-1A, Class A 5.21%, 06/15/2027(a)		56	56,493
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		2,278	2,310,006
Series 2023-2A, Class A2 7.09%, 10/16/2028(a)		1,497	1,521,602
Series 2025-1A, Class A2 5.10%, 10/15/2030(a)		7,979	7,988,453
Series 2025-2A, Class A2 5.18%, 05/15/2030(a)		6,775	6,793,677
Lobel Automobile Receivables Trust Series 2025-1, Class A 5.06%, 11/15/2027(a)		5,369	5,377,590
OCCU Auto Receivables Trust Series 2025-1A, Class A2 4.82%, 04/17/2028(a)		10,162	10,190,176
Prestige Auto Receivables Trust Series 2025-1A, Class A2 4.87%, 12/15/2027(a)		8,329	8,338,904
Research-Driven Pagaya Motor Asset Trust Series 2025-4A, Class A2 5.124%, 04/25/2034(a)		10,656	10,706,234
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A, Class A 5.38%, 11/25/2030(a)		210	209,749
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(a)	U.S.$	1,721	$1,736,104
Santander Drive Auto Receivables Trust Series 2023-3, Class B 5.61%, 07/17/2028		3,872	3,891,943
Series 2024-4, Class A2 5.41%, 07/15/2027		346	346,377
SBNA Auto Receivables Trust Series 2025-SF1, Class B 5.12%, 03/17/2031(a)		1,294	1,295,556
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(a)		2,485	2,492,196
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(d)		604	580,662
Series 2025-1A, Class A 4.94%, 02/15/2029(d)		6,558	4,823,825
Series 2025-2A, Class A 5.12%, 01/16/2029(d)		9,430	6,795,232
United Auto Credit Securitization Trust Series 2025-1, Class A 4.80%, 06/10/2027(a)		4,845	4,849,329
Westlake Automobile Receivables Trust Series 2023-P1, Class C 6.44%, 06/15/2027(a)		2,202	2,219,266

			150,501,736

Other ABS—Fixed Rate–2.1%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a)		8,042	7,607,542
Affirm Asset Securitization Trust Series 2024-X2, Class A 5.22%, 12/17/2029(a)		1,615	1,616,910
Series 2025-X1, Class A 5.08%, 04/15/2030(a)		5,531	5,542,997
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(a)		393	393,853
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(a)		841	829,905
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(a)		1,502	1,409,596
Diamond Infrastructure Funding LLC Series 2021-1A, Class B 2.355%, 04/15/2049(a)		3,651	3,514,638
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051(a)		7,711	7,336,255
Equify ABS LLC Series 2024-1A, Class A 5.43%, 04/18/2033(a)		3,353	3,356,023

2025 Annual Report	67

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)	U.S.$	1,692	$1,568,668
Hardee’s Funding LLC Series 2018-1A, Class A23
5.71%, 06/20/2048(a)		3,116	3,104,072
Series 2020-1A, Class A2 3.981%, 12/20/2050(a)		2,525	2,434,939
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(a)		1,127	1,067,592
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(a)		5,330	4,990,113
Series 2023-1A, Class A2 7.308%, 01/30/2053(a)		6,468	6,552,114
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)		2,008	1,793,883
Series 2021-CA, Class B 2.53%, 04/20/2062(a)		3,421	3,008,843
Series 2021-DA, Class B 2.90%, 04/20/2062(a)		3,096	2,780,426
NMEF Funding LLC Series 2022-B, Class A2 6.07%, 06/15/2029(a)		148	148,032
Series 2024-A, Class A2 5.15%, 12/15/2031(a)		6,584	6,634,733
Oportun Funding Trust Series 2024-3, Class A 5.26%, 08/15/2029(a)		1,959	1,960,848
Series 2025-1, Class A 4.96%, 08/16/2032(a)		3,416	3,420,347
Oportun Issuance Trust Series 2024-2, Class A 5.86%, 02/09/2032(a)		572	572,996
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(a)		1,646	1,660,016
Series 2024-9, Class B 5.306%, 03/15/2032(a)		6,844	6,868,461
Series 2025-3, Class A2 5.365%, 12/15/2032(a)		655	660,170
Series 2025-6, Class A2 4.497%, 04/15/2033(a)		2,120	2,120,561
Pagaya AI Debt Trust Series 2024-2, Class A 6.319%, 08/15/2031(a)		1,385	1,393,813
Series 2024-3, Class A 6.258%, 10/15/2031(a)		1,925	1,936,100
Series 2025-4, Class A2 5.373%, 01/17/2033(a)		500	504,334
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1, Class A 5.715%, 01/20/2034(a)		3,363	3,402,251
Prosper Marketplace Issuance Trust Series 2024-1A, Class A 6.12%, 08/15/2029(a)	U.S.$	179	$179,152

			90,370,183

Credit Cards—Fixed Rate–0.6%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(a)		6,026	6,063,461
Mission Lane Credit Card Master Trust Series 2024-A, Class A1 6.20%, 08/15/2029(a)		4,135	4,172,660
Series 2024-B, Class A 5.88%, 01/15/2030(a)		10,160	10,259,585
Series 2025-A, Class A
5.80%, 05/15/2030(a)		4,940	4,997,649

			25,493,355

Other ABS—Floating Rate–0.0%
Pagaya AI Debt Grantor Trust Series 2025-1, Class A
5.156%, 07/15/2032(a)		561	566,230
Series 2025-5, Class A 4.994%, 03/15/2033(a)		1,260	1,262,892

			1,829,122

Total Asset-Backed Securities (cost $274,627,871)			268,194,396

COLLATERALIZED MORTGAGE OBLIGATIONS–5.7%
Risk Share Floating Rate–5.3%
Bellemeade Re Ltd. Series 2022-1, Class M1B 6.506% (CME Term SOFR + 2.15%), 01/26/2032(a)(c)		431	431,994
Series 2022-2, Class M1A 8.356% (CME Term SOFR + 4.00%), 09/27/2032(a)(c)		440	440,906
Connecticut Avenue Securities Series 2025-R01, Class 1A1 5.306% (CME Term SOFR + 0.95%), 01/25/2045(a)(c)		9,137	9,142,366
Connecticut Avenue Securities Trust Series 2021-R02, Class 2M2 6.356% (CME Term SOFR + 2.00%), 11/25/2041(a)(c)		3,956	4,003,371
Series 2021-R03, Class 1M2 6.006% (CME Term SOFR + 1.65%), 12/25/2041(a)(c)		3,513	3,529,340
Series 2022-R01, Class 1M2 6.256% (CME Term SOFR + 1.90%), 12/25/2041(a)(c)		9,352	9,482,449
Series 2022-R02, Class 2M1 5.556% (CME Term SOFR + 1.20%), 01/25/2042(a)(c)		711	710,414

68	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Series 2022-R03, Class 1M2 7.856% (CME Term SOFR + 3.50%), 03/25/2042(a)(c)	U.S.$	6,435	$6,638,477
Series 2022-R04, Class 1M2 7.456% (CME Term SOFR + 3.10%), 03/25/2042(a)(c)		1,747	1,794,749
Series 2022-R05, Class 2M2 7.356% (CME Term SOFR + 3.00%), 04/25/2042(a)(c)		5,001	5,134,607
Series 2022-R06, Class 1M1 7.106% (CME Term SOFR + 2.75%), 05/25/2042(a)(c)		4,275	4,375,235
Series 2022-R07, Class 1M1 7.306% (CME Term SOFR + 2.95%), 06/25/2042(a)(c)		4,310	4,421,849
Series 2022-R08, Class 1M1 6.906% (CME Term SOFR + 2.55%), 07/25/2042(a)(c)		4,060	4,163,286
Series 2023-R01, Class 1M1 6.756% (CME Term SOFR + 2.40%), 12/25/2042(a)(c)		3,190	3,263,695
Series 2023-R02, Class 1M1 6.656% (CME Term SOFR + 2.30%), 01/25/2043(a)(c)		2,320	2,361,660
Series 2023-R03, Class 2M1 6.856% (CME Term SOFR + 2.50%), 04/25/2043(a)(c)		4,418	4,479,122
Series 2023-R04, Class 1M1 6.656% (CME Term SOFR + 2.30%), 05/25/2043(a)(c)		4,756	4,854,302
Series 2023-R05, Class 1M1 6.256% (CME Term SOFR + 1.90%), 06/25/2043(a)(c)		3,685	3,712,320
Series 2023-R06, Class 1M1 6.056% (CME Term SOFR + 1.70%), 07/25/2043(a)(c)		3,276	3,286,091
Series 2024-R02, Class 1M1 5.456% (CME Term SOFR + 1.10%), 02/25/2044(a)(c)		1,776	1,774,674
Series 2024-R03, Class 2M1 5.506% (CME Term SOFR + 1.15%), 03/25/2044(a)(c)		3,631	3,631,812
Series 2024-R04, Class 1M1 5.456% (CME Term SOFR + 1.10%), 05/25/2044(a)(c)		3,105	3,106,655
Series 2024-R05, Class 2M1 5.356% (CME Term SOFR + 1.00%), 07/25/2044(a)(c)		1,358	1,358,101
Series 2024-R06, Class 1M1 5.406% (CME Term SOFR + 1.05%), 09/25/2044(a)(c)		2,135	2,133,273
Series 2025-R02, Class 1A1 5.356% (CME Term SOFR + 1.00%), 02/25/2045(a)(c)		2,499	2,502,349
Series 2025-R03, Class 2M1 5.956% (CME Term SOFR + 1.60%), 03/25/2045(a)(c)		7,122	7,152,380
Series 2025-R04, Class 1A1 5.356% (CME Term SOFR + 1.00%), 05/25/2045(a)(c)	U.S.$	2,811	$2,814,106
Series 2025-R04, Class 1M1 5.556% (CME Term SOFR + 1.20%), 05/25/2045(a)(c)		4,614	4,624,348
Series 2025-R05, Class 2M1 5.556% (CME Term SOFR + 1.20%), 07/25/2045(a)(c)		10,247	10,278,572
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA5, Class M2 6.006% (CME Term SOFR + 1.65%), 01/25/2034(a)(c)		808	810,970
Series 2021-DNA6, Class M2 5.856% (CME Term SOFR + 1.50%), 10/25/2041(a)(c)		8,370	8,392,415
Series 2021-DNA7, Class M2 6.156% (CME Term SOFR + 1.80%), 11/25/2041(a)(c)		9,563	9,644,215
Series 2021-HQA4, Class M1 5.306% (CME Term SOFR + 0.95%), 12/25/2041(a)(c)		2,529	2,530,206
Series 2021-HQA4, Class M2 6.706% (CME Term SOFR + 2.35%), 12/25/2041(a)(c)		6,126	6,187,636
Series 2022-DNA3, Class M1B 7.256% (CME Term SOFR + 2.90%), 04/25/2042(a)(c)		2,957	3,042,357
Series 2022-DNA4, Class M1B 7.706% (CME Term SOFR + 3.35%), 05/25/2042(a)(c)		5,585	5,795,841
Series 2022-DNA5, Class M1B 8.856% (CME Term SOFR + 4.50%), 06/25/2042(a)(c)		9,989	10,565,543
Series 2022-DNA7, Class M1A 6.856% (CME Term SOFR + 2.50%), 03/25/2052(a)(c)		2,745	2,773,303
Series 2023-DNA1, Class M1A 6.448% (CME Term SOFR + 2.10%), 03/25/2043(a)(c)		2,496	2,531,338
Series 2023-DNA2, Class M1A 6.448% (CME Term SOFR + 2.10%), 04/25/2043(a)(c)		9,497	9,626,968
Series 2023-HQA1, Class M1A 6.356% (CME Term SOFR + 2.00%), 05/25/2043(a)(c)		2,713	2,735,009
Series 2023-HQA2, Class M1A 6.356% (CME Term SOFR + 2.00%), 06/25/2043(a)(c)		1,834	1,841,691
Series 2024-DNA3, Class A1 5.406% (CME Term SOFR + 1.05%), 10/25/2044(a)(c)		5,642	5,653,665
Series 2024-HQA1, Class M1 5.606% (CME Term SOFR + 1.25%), 03/25/2044(a)(c)		4,055	4,059,089
Series 2024-HQA2, Class M1 5.556% (CME Term SOFR + 1.20%), 08/25/2044(a)(c)		6,491	6,495,434

2025 Annual Report	69

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2021-HQA2 Series 2021-HQA2, Class M2 6.406% (CME Term SOFR + 2.05%), 12/25/2033(a)(c)	U.S.$	4,541	$4,651,264
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA1 Series 2025-DNA1, Class A1 5.306% (CME Term SOFR + 0.95%), 01/25/2045(a)(c)		4,870	4,873,407
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA2
Series 2025-DNA2, Class A1 5.456% (CME Term SOFR + 1.10%), 05/25/2045(a)(c)		2,622	2,628,650
Series 2025-DNA2, Class M1 5.556% (CME Term SOFR + 1.20%), 05/25/2045(a)(c)		2,739	2,742,178
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-Dna3 Series 2025-DNA3, Class A1 5.32% (CME Term SOFR + 0.95%), 09/25/2045(a)(c)		10,964	10,970,743
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-Hqa1 Series 2025-HQA1, Class A1 5.306% (CME Term SOFR + 0.95%), 02/25/2045(a)(c)		6,180	6,181,901
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 10.171% (CME Term SOFR + 5.81%), 04/25/2028(c)		606	608,114
Series 2016-C02, Class 1M2 10.471% (CME Term SOFR + 6.11%), 09/25/2028(c)		45	45,652
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 9.721% (CME Term SOFR + 5.36%), 11/25/2025(a)(c)		751	786,118
Series 2015-WF1, Class 2M2 9.971% (CME Term SOFR + 5.61%), 11/25/2025(a)(c)		187	196,292

			231,972,502

Agency Fixed Rate–0.2%
Federal Home Loan Mortgage Corp. REMICS Series 5008, Class AI 3.50%, 09/25/2050(e)		7,570	1,386,094
Series 5040, Class AI 3.50%, 11/25/2050(e)		5,428	893,244
Series 5043, Class IO 5.00%, 11/25/2050(e)	U.S.$	10,871	$2,787,104
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 4.878%, 05/28/2035		1,073	1,053,899
Federal National Mortgage Association REMICS Series 2015-30, Class EI 5.00%, 05/25/2045(e)		4,142	560,567

			6,680,908

Agency Floating Rate–0.1%
Federal Home Loan Mortgage Corp. REMICS Series 4416, Class BS 1.613% (5.99%–CME Term SOFR), 12/15/2044(c)(f)		5,302	587,062
Series 4585, Class DS 1.513% (5.89%–CME Term SOFR), 05/15/2046(c)(f)		3,402	379,100
Series 4693, Class SL 1.663% (6.04%–CME Term SOFR), 06/15/2047(c)(f)		2,203	265,979
Series 4954, Class SL 1.579% (5.94%–CME Term SOFR), 02/25/2050(c)(f)		1,493	179,539
Series 4981, Class HS 1.629% (5.99%–CME Term SOFR), 06/25/2050(c)(f)		13,154	1,439,514
Federal National Mortgage Association REMICS Series 2015-26, Class SH 1.979% (6.34%–CME Term SOFR), 05/25/2045(c)(f)		4,079	489,931
Series 2016-106, Class ES 1.529% (5.89%–CME Term SOFR), 01/25/2047(c)(f)		2,435	297,501
Series 2017-62, Class AS 1.679% (6.04%–CME Term SOFR), 08/25/2047(c)(f)		3,007	346,903
Series 2017-97, Class SW 1.729% (6.09%–CME Term SOFR), 12/25/2047(c)(f)		4,280	551,012
Government National Mortgage Association Series 2017-122, Class SA 1.95% (6.09%–CME Term SOFR 1 Month), 08/20/2047(c)(f)		3,668	504,718
Series 2017-134, Class MS 1.95% (6.09%–CME Term SOFR 1 Month), 09/20/2047(c)(f)		4,201	580,998
Series 2017-43, Class ST 1.85% (5.99%–CME Term SOFR 1 Month), 03/20/2047(c)(f)		5,214	658,631

			6,280,888

70	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate–0.1%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 4.652% (CME Term SOFR 1 Month + 0.49%), 12/25/2036(c)	U.S.$	3,431	$1,076,857
Federal Home Loan Mortgage Corp. Mscr Trust Mn1 Series 2021-MN1, Class M1 6.356% (CME Term SOFR + 2.00%), 01/25/2051(a)(c)		315	313,723
HomeBanc Mortgage Trust Series 2005-1, Class A1 4.772% (CME Term SOFR 1 Month + 0.61%), 03/25/2035(c)		420	344,051
JPMorgan Chase Bank NA-CHASE Series 2019-CL1, Class M3 6.372% (CME Term SOFR 1 Month + 2.21%), 04/25/2047(a)(c)		579	585,568
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A 4.872% (CME Term SOFR 1 Month + 0.71%), 04/25/2034(c)		2	1,802

			2,322,001

Non-Agency Fixed Rate–0.0%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		226	149,718
Series 2006-24CB, Class A16 5.75%, 08/25/2036		1,832	890,717
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		415	278,578
CHL Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		593	257,092

			1,576,105

Total Collateralized Mortgage Obligations (cost $247,943,418)			248,832,404

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.5%
Non-Agency Floating Rate CMBS–1.0%
ALA Trust Series 2025-OANA, Class A 5.894% (CME Term SOFR 1 Month + 1.74%), 06/15/2040(a)(c)		7,553	7,590,353
AREIT Trust Series 2022-CRE6, Class A 5.636% (CME Term SOFR + 1.25%), 01/20/2037(a)(c)		6,758	6,758,321
BBCMS Mortgage Trust Series 2020-BID, Class A 6.405% (CME Term SOFR 1 Month + 2.25%), 10/15/2037(a)(c)		7,708	7,705,591
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A 6.00% (CME Term SOFR 1 Month + 1.85%), 08/15/2042(a)(c)		7,313	7,333,612
BX Commercial Mortgage Trust Series 2019-IMC, Class D 6.096% (CME Term SOFR 1 Month + 1.95%), 04/15/2034(a)(c)	U.S.$	1,772	$1,745,591
Series 2019-IMC, Class E 6.346% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(a)(c)		6,595	6,430,573
CLNY Trust Series 2019-IKPR, Class D 6.613% (CME Term SOFR 1 Month + 2.39%), 11/15/2038(a)(c)		2,751	2,654,715
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.73% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(a)(c)		2,335	2,244,343

			42,463,099

Non-Agency Fixed Rate CMBS–0.5%
Barclays Commercial Mortgage Trust Series 2019-C3, Class B 4.096%, 05/15/2052		3,523	3,310,090
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.314%, 08/10/2044(a)		333	244,338
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026(d)		2,413	2,395,288
Series 2021-1, Class A2 2.435%, 08/15/2026(d)		9,371	9,314,491
Series 2021-1, Class AS 2.638%, 08/15/2026(d)		249	245,361
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035(d)		51	50,453
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class B 3.397%, 08/15/2049		3,000	2,793,226
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.172%, 08/15/2046(a)		2,527	1,949,374
Series 2015-C27, Class AS 3.634%, 02/15/2048		3,415	3,198,551
Wells Fargo Commercial Mortgage Trust Series 2019-C51, Class B 3.836%, 06/15/2052		1,269	1,107,289

			24,608,461

Total Commercial Mortgage-Backed Securities (cost $68,665,246)			67,071,560

2025 Annual Report	71

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES–1.5%
United States–1.5%
U.S. Treasury Inflation Index 0.25%, 07/15/2029 (TIPS) (cost $62,613,555)	U.S.$	66,931	$64,923,020

CORPORATES—NON-INVESTMENT GRADE–1.3%

Industrial–1.2%
Basic–0.1%
Solstice Advanced Materials, Inc. 5.625%, 09/30/2033(a)		2,840	2,847,867

Capital Goods–0.1%
Axon Enterprise, Inc. 6.125%, 03/15/2030(a)		3,205	3,294,868
6.25%, 03/15/2033(a)		2,323	2,398,776

			5,693,644

Communications—Media–0.1%
Discovery Communications LLC 5.20%, 09/20/2047		22	14,188
5.30%, 05/15/2049		857	619,980
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)	EUR	2,093	2,310,293
Warnermedia Holdings, Inc. 3.755%, 03/15/2027	U.S.$	2,613	2,574,510

			5,518,971

Communications—Telecommunications–0.0%
Altice France SA 3.375%, 01/15/2028(d)	EUR	1,024	1,029,480

Consumer Cyclical—Automotive–0.2%
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)	U.S.$	8,330	8,176,311

Consumer Cyclical—Other–0.1%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)		2,297	2,343,813
6.125%, 04/01/2032(a)		1,315	1,351,360

			3,695,173

Consumer Cyclical—Retailers–0.1%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)		6,172	6,356,790

Consumer Non-Cyclical–0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		3,900	3,707,691
CVS Health Corp. 6.75%, 12/10/2054		241	248,873
7.00%, 03/10/2055		4,093	4,306,859
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)	EUR	1,420	1,625,190

			9,888,613

Energy–0.1%
Sunoco LP 5.625%, 03/15/2031(a)	U.S.$	3,775	$3,748,198

Technology–0.2%
Kioxia Holdings Corp. 6.625%, 07/24/2033(a)		6,333	6,496,518

			53,451,565

Utility–0.1%
Electric–0.1%
Vistra Corp. 7.00%, 12/15/2026(a)(b)		2,589	2,627,032

Total Corporates—Non-Investment Grade (cost $56,179,116)			56,078,597

AGENCIES–0.8%
Agency Debentures–0.8%
Federal Home Loan Banks 4.00%, 06/30/2028		27,220	27,469,335
4.75%, 12/08/2028		8,990	9,276,152

Total Agencies (cost $36,294,925)			36,745,487

GOVERNMENTS—SOVEREIGN BONDS–0.8%
Chile–0.2%
Chile Electricity Lux MPC II SARL 5.58%, 10/20/2035(a)		4,839	4,959,616
5.672%, 10/20/2035(a)		1,383	1,424,656

			6,384,272

Colombia–0.1%
Colombia Government International Bond 3.125%, 04/15/2031		2,490	2,166,300

Ecuador–0.2%
Amazon Conservation DAC 6.034%, 01/16/2042(a)		5,572	5,765,126
GPS Blue Financing DAC 5.645%, 11/09/2041(d)		4,889	4,852,821

			10,617,947

Mexico–0.1%
Mexico Government International Bond 5.375%, 03/22/2033		3,485	3,485,352

Romania–0.2%
Romanian Government International Bond 5.75%, 09/16/2030(a)		10,020	10,207,875

Total Governments—Sovereign Bonds (cost $32,657,865)			32,861,746

72	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)			U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS–0.7%
CLO—Floating Rate–0.7%
AGL CLO 10 Ltd. Series 2021-10A, Class AR 5.628% (CME Term SOFR 3 Month + 1.31%), 04/15/2034(a)(c)	U.S.$		3,425	$3,428,428
Ballyrock CLO 27 Ltd. Series 2024-27A, Class A1A 5.668% (CME Term SOFR 3 Month + 1.35%), 10/25/2037(a)(c)			3,533	3,543,216
Benefit Street Partners CLO XXXVIII Ltd. Series 2024-38A, Class A 5.628% (CME Term SOFR 3 Month + 1.31%), 01/25/2038(a)(c)			4,053	4,064,974
Kings Park CLO Ltd. Series 2021-1A, Class A 5.717% (CME Term SOFR 3 Month + 1.39%), 01/21/2035(a)(c)			8,477	8,482,775
OCP CLO Ltd. Series 2024-34A, Class A1 5.678% (CME Term SOFR 3 Month + 1.36%), 10/15/2037(a)(c)			2,778	2,789,999
Rad CLO 14 Ltd. Series 2021-14A, Class A 5.749% (CME Term SOFR 3 Month + 1.43%), 01/15/2035(a)(c)			829	828,950
Regatta XIX Funding Ltd. Series 2022-1A, Class A1 5.645% (CME Term SOFR 3 Month + 1.32%), 04/20/2035(a)(c)			5,153	5,153,983

Total Collateralized Loan Obligations (cost $28,140,064)				28,292,325

EMERGING MARKETS—CORPORATE BONDS–0.5%

Industrial–0.3%
Basic–0.1%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)			3,602	1,527,068
4.50%, 01/31/2030(a)			1,724	652,017
CSN Resources SA 4.625%, 06/10/2031(a)			538	436,587
Volcan Cia Minera SAA 8.75%, 01/24/2030(a)			595	617,193

				3,232,865

Communications—Media–0.0%
Globo Comunicacao e Participacoes S/A 4.875%, 01/22/2030(a)			2,392	2,309,022

Consumer Cyclical—Other–0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(a)			2,862	2,856,305

Energy–0.1%
Ecopetrol SA 8.375%, 01/19/2036		U.S.$	1,940	$2,003,050
8.625%, 01/19/2029			3,534	3,836,864
Oleoducto Central SA 4.00%, 07/14/2027(a)			319	313,146

				6,153,060

				14,551,252

Utility–0.2%
Electric–0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(a)			217	215,626

Other Utility–0.2%
Aegea Finance SARL 6.75%, 05/20/2029(a)			1,888	1,927,289
7.625%, 01/20/2036(a)			6,547	6,529,978

				8,457,267

				8,672,893

Total Emerging Markets—Corporate Bonds (cost $25,539,707)				23,224,145

LOCAL GOVERNMENTS—US MUNICIPAL BONDS–0.5%
United States–0.5%
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.705%, 07/01/2027			6,821	6,567,386
State of California (State of California) Series 2010 7.625%, 03/01/2040			8,520	10,333,085
University of California (University of California) Series 2021-B 3.071%, 05/15/2051			7,960	5,320,448

Total Local Governments—US Municipal Bonds (cost $23,336,236)				22,220,919

QUASI-SOVEREIGNS–0.3%

Quasi-Sovereign Bonds–0.3%
Chile–0.2%
Corp. Nacional del Cobre de Chile 6.44%, 01/26/2036(a)			7,339	7,933,459

Mexico–0.1%
Comision Federal de Electricidad 4.688%, 05/15/2029(a)			1,800	1,773,216
5.70%, 01/24/2030(a)			4,505	4,575,954

				6,349,170

Total Quasi-Sovereigns (cost $13,815,960)				14,282,629

2025 Annual Report	73

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS—SOVEREIGNS–0.1%
Mexico–0.1%
Eagle Funding Luxco SARL 5.50%, 08/17/2030(a) (cost $4,895,916)	U.S.$	4,908	$4,984,074

GOVERNMENTS—SOVEREIGN AGENCIES–0.0%
Kazakhstan–0.0%
Baiterek National Managing Holding JSC 5.45%, 05/08/2028(a) (cost $1,323,645)		1,330	1,352,743

SHORT-TERM INVESTMENTS–12.6%
U.S. Treasury Bills–12.6%
U.S. Treasury Bill Zero Coupon, 11/13/2025	U.S.$	219,959	$218,903,128
Zero Coupon, 12/04/2025		223,778	222,225,977
Zero Coupon, 12/26/2025		110,210	109,195,354

Total Short-Term Investments (cost $550,250,825)			550,324,459

Total Investments—109.5% (cost $4,856,381,614)			4,772,501,693

Other assets less liabilities—(9.5)%			(414,661,976)

Net Assets—100.0%			$4,357,839,717

FUTURES (see Note 3)
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts

U.S. Long Bond (CBT) Futures	96	December 2025	$11,193,000	$282,730

U.S. T-Note 2 Yr (CBT) Futures	669	December 2025	139,418,555	(84,316)

U.S. T-Note 5 Yr (CBT) Futures	4,627	December 2025	505,246,713	955,824

U.S. Ultra Bond (CBT) Futures	1,057	December 2025	126,906,063	2,693,030

Sold Contracts

Japan 10 Yr Bond (OSE) Futures	124	December 2025	113,858,471	735,459

U.S. 10 Yr Ultra Futures	98	December 2025	11,277,656	(87,422)

				$4,495,305

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Societe Generale	EUR	3,106	USD	3,665	11/21/2025	$7,626

State Street Bank & Trust Co.	USD	506	JPY	75,292	10/30/2025	5,011

State Street Bank & Trust Co.	JPY	5,856,062	USD	40,217	11/10/2025	457,587

						$470,224

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note 3)
			Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund

USD	19,060	12/13/2029	1.537%	1 Day SOFR	Annual	$1,791,227	$1,191,448	$599,779

**	Principal amount less than 500.
(a)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $1,041,644,658 or 23.9% of net assets.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

74	Sanford C. Bernstein Fund, Inc.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2025.
(d)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.69% of net assets as of September 30, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets

Altice France SA 3.375%, 01/15/2028	12/15/2021	$ 1,142,335	$1,029,480	0.02%

GPS Blue Financing DAC 5.645%, 11/09/2041	05/18/2023-05/22/2023	4,894,122	4,852,821	0.11%

GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026	10/11/2021-08/03/2023	2,300,013	2,395,288	0.06%

GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021-09/06/2022	9,426,578	9,314,491	0.21%

GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021-04/01/2021	250,218	245,361	0.01%

HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	53,299	50,453	0.00%

Tricolor Auto Securitization Trust Series 2025-1A, Class A 4.94%, 02/15/2029	03/11/2025	6,557,778	4,823,825	0.11%

Tricolor Auto Securitization Trust Series 2025-2A, Class A 5.12%, 01/16/2029	06/10/2025	9,429,336	6,795,232	0.16%

Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027	05/14/2024	604,440	580,662	0.01%

(e)	IO—Interest Only.
(f)	Inverse interest only security.

Currency Abbreviations:

EUR—Euro

JPY—Japanese Yen

USD—United States Dollar

Glossary:

ABS—Asset-Backed Securities

ARMs—Adjustable Rate Mortgages

CBT—Chicago Board of Trade

CLO—Collateralized Loan Obligations

CMBS—Commercial Mortgage-Backed Securities

CME—Chicago Mercantile Exchange

OSE—Osaka Securities Exchange

REIT—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduits

RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

SOFR—Secured Overnight Financing Rate

TBA—To Be Announced

TIPS—Treasury Inflation Protected Security

See notes to financial statements.

2025 Annual Report	75

Statement of Assets and Liabilities—September 30, 2025

	EMERGING MARKETS PORTFOLIO	CALIFORNIA MUNICIPAL PORTFOLIO	DIVERSIFIED MUNICIPAL PORTFOLIO

ASSETS

Investments in securities at value

Unaffiliated issuers (a)	$1,260,259,149	$1,062,125,307	$5,072,550,124

Affiliated issuers	10,768,924	0	0

Foreign currencies, at value (b)	6,865,937	0	0

Cash	2,949,442	9,013,359	47,603,614

Cash collateral due from broker	2,570,000	2,236,501	10,382,965

Investment securities sold and foreign currency transactions	15,332,489	1,205,000	1,635,652

Unrealized appreciation of forward currency exchange contracts	2,712,790	0	0

Unaffiliated interest and dividends	2,330,384	13,336,446	59,987,019

Capital shares sold	221,700	0	3,484,076

Affiliated dividends	34,128	0	0

Receivable due from Adviser	1,736	0	0

Unrealized appreciation of interest rate swaps	0	0	3,218,346

Variation margin on centrally cleared swaps	0	22,356	132,724

Other assets	142,649	0	0

Total assets	1,304,189,328	1,087,938,969	5,198,994,520

LIABILITIES

Cash collateral due to broker	310,000	0	3,280,000

Investment securities purchased and foreign currency transactions	7,641,233	0	25,378,401

Unrealized depreciation of forward currency exchange contracts	4,501,210	0	0

Foreign capital gains taxes	1,724,633	0	0

Custody and accounting fees payable	1,046,750	196,065	387,920

Management fee	959,506	363,211	1,487,454

Capital shares redeemed	432,755	1,370,085	3,681,243

Shareholder servicing fee	100,153	71,329	290,754

Transfer Agent fee	29,297	7,649	32,990

Distribution fee	0	716	38,485

Dividends to shareholders	0	0	3,962,362

Directors’ fees payable	0	113	0

Accrued expenses	79,625	95,036	270,423

Total liabilities	16,825,162	2,104,204	38,810,032

NET ASSETS	$1,287,364,166	$1,085,834,765	$5,160,184,488

Cost of investments

Unaffiliated issuers	$932,642,529	$1,073,764,965	$5,102,945,382

Affiliated issuers	10,768,924	0	0

NET ASSETS CONSIST OF:

Capital stock, at par	$38,382	$77,918	$369,737

Additional paid-in capital	999,194,012	1,104,676,657	5,268,130,238

Distributable earnings (accumulated loss)	288,131,772	(18,919,810)	(108,315,487)

	$1,287,364,166	$1,085,834,765	$5,160,184,488

(a) Includes securities on loan with a value of $9,340,595, $0 and $0, respectively. (see Note 4).

(b) Cost: $6,874,251, $0 and $0, respectively. (Note 1)

76	Sanford C. Bernstein Fund, Inc.

	EMERGING MARKETS PORTFOLIO	CALIFORNIA MUNICIPAL PORTFOLIO	DIVERSIFIED MUNICIPAL PORTFOLIO

CALCULATION OF MAXIMUM OFFERING PRICE

Emerging Markets Class/Municipal Class Shares

Net Assets	$1,215,760,782	$902,040,626	$3,665,370,447

Shares of capital stock outstanding	36,249,316	64,730,018	262,645,841

Net asset value, offering and redemption price per share	$33.54	$13.94	$13.96

Class A Shares

Net Assets			$167,273,825

Shares of capital stock outstanding			11,977,259

Net asset value and redemption price per share			$13.97

Sales charge—3.00% of public offering price			0.43

Maximum offering price			$14.40

Class C Shares

Net Assets			$6,992,770

Shares of capital stock outstanding			500,872

Net asset value and offering price per share			$13.96

Advisor Class Shares

Net Assets		$183,794,139	$479,671,991

Shares of capital stock outstanding		13,187,680	34,397,492

Net asset value and offering price per share		$13.94	$13.94

Class Z Shares

Net Assets	$71,603,384		$840,875,455

Shares of capital stock outstanding	2,132,375		60,216,008

Net asset value and offering price per share	$33.58		$13.96

See Notes to Financial Statements.

2025 Annual Report	77

Statement of Assets and Liabilities—September 30, 2025 (continued)

	NEW YORK MUNICIPAL PORTFOLIO	INTERMEDIATE DURATION PORTFOLIO

ASSETS

Investments in securities, at value	$1,258,190,969	$4,772,501,693

Cash	6,120,806	82,425,672

Cash collateral due from broker	128,008	16,448,386

Interest	14,394,640	31,137,845

Capital shares sold	4,230,854	3,513,680

Unrealized appreciation of interest rate swaps	956,045	0

Variation margin on centrally cleared swaps	73,399	0

Investment securities sold	25,000	109,433,120

Receivable due from Adviser	0	346,870

Unrealized appreciation of forward currency exchange contracts	0	470,224

Other assets	0	3,616

Total assets	1,284,119,721	5,016,281,106

LIABILITIES

Cash collateral due to broker	950,000	0

Dividends to shareholders	857,258	4,247,884

Capital shares redeemed	483,388	1,696,393

Management fee	419,239	1,480,203

Custody and accounting fees payable	209,042	376,775

Shareholder servicing fee	91,440	345,021

Distribution fee	14,167	119

Transfer Agent fee	7,411	26,299

Investment securities purchased	0	649,093,687

Variation margin on futures	0	832,177

Foreign capital gains taxes	0	77,015

Variation margin on centrally cleared swaps	0	20,183

Directors’ fees payable	162	48

Accrued expenses	93,210	245,585

Total liabilities	3,125,317	658,441,389

NET ASSETS	$1,280,994,404	$4,357,839,717

Cost of investments	$1,273,601,912	$4,856,381,614

NET ASSETS CONSIST OF:

Capital stock, at par	$95,003	$381,906

Additional paid-in capital	1,323,751,735	4,839,634,372

Accumulated loss	(42,852,334)	(482,176,561)

	$1,280,994,404	$4,357,839,717

See Notes to Financial Statements.

78	Sanford C. Bernstein Fund, Inc.

	NEW YORK MUNICIPAL PORTFOLIO	INTERMEDIATE DURATION PORTFOLIO

CALCULATION OF MAXIMUM OFFERING PRICE

Municipal Class/Intermediate Duration Class Shares

Net Assets	$1,151,927,558	$4,355,395,484

Shares of capital stock outstanding	85,427,885	381,692,355

Net asset value, offering and redemption price per share	$13.48	$11.41

Class A Shares

Net Assets	$69,554,125	$572,858

Shares of capital stock outstanding	5,159,344	50,135

Net asset value and redemption price per share	$13.48	$11.43

Sales charge—3.00% for New York Municipal Portfolio, 4.25% for Intermediate Duration Portfolio public offering price	0.42	0.51

Maximum offering price	$13.90	$11.94

Class C Shares

Net Assets	$2,637,236

Shares of capital stock outstanding	195,622

Net asset value and offering price per share	$13.48

Advisor Class Shares

Net Assets	$56,875,485	$1,861,834

Shares of capital stock outstanding	4,220,188	163,121

Net asset value and offering price per share	$13.48	$11.41

Class Z Shares

Net Assets		$9,541

Shares of capital stock outstanding		836

Net asset value and offering price per share		$11.42

See Notes to Financial Statements.

2025 Annual Report	79

Statement of Operations—for the year ended September 30, 2025

	EMERGING MARKETS PORTFOLIO	CALIFORNIA MUNICIPAL PORTFOLIO	DIVERSIFIED MUNICIPAL PORTFOLIO

INVESTMENT INCOME

Income:

Interest	$61	$36,691,026	$175,970,455

Dividends

Unaffiliated issuers (a)	34,421,013	0	0

Affiliated issuers	548,270	0	0

Securities lending income, net	6,875	0	0

Other income (b)	0	7,977	245,160

Total income	34,976,219	36,699,003	176,215,615

Expenses:

Management fee (see Note 2A)	11,159,645	4,418,892	17,802,073

Shareholder servicing fee (see Note 2B)	2,614,569	860,972	3,709,185

Distribution fees—Class A	0	115,061	446,386

Distribution fees—Class C	0	16,673	80,892

Transfer Agent fee—Non-Retail Class	231,828	26,290	112,057

Transfer Agent fee—Class A	0	12,578	54,276

Transfer Agent fee—Class C	0	467	2,547

Transfer Agent fee—Advisor Class	0	38,334	142,671

Transfer Agent fee—Class Z	14,745	0	100,331

Custody and accounting fees	810,111	137,694	266,294

Auditing and tax fees	56,751	46,194	196,392

Legal fees	63,904	85,902	132,599

Registration fees	38,624	44,762	162,502

Directors’ fees and expenses	35,760	33,270	112,475

Printing fees	27,716	27,460	68,648

Miscellaneous	74,288	25,705	30,617

Total expenses before bank overdraft expense	15,127,941	5,890,254	23,419,945

Bank overdraft expense	5,137	74,715	88,295

Total expenses	15,133,078	5,964,969	23,508,240

Less: expenses waived and reimbursed by the Adviser (see Note 2E and 4)	(25,680)	0	0

Net expenses	15,107,398	5,964,969	23,508,240

Net investment income	19,868,821	30,734,034	152,707,375

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) on:

Investment transactions (c)	91,389,193	(1,049,370)	(4,529,499)

Forward currency exchange contracts	(5,580,217)	0	0

Futures	(30,582)	0	0

Swaps	0	1,146,517	2,095,806

Foreign currency transactions	(1,098,510)	0	0

Net realized gain (loss) on investment and foreign currency transactions	84,679,884	97,147	(2,433,693)

Net change in unrealized appreciation (depreciation) of:

Investments (d)	90,153,732	(5,748,457)	(31,144,017)

Forward currency exchange contracts	(1,353,358)	0	0

Swaps	0	(1,674,624)	(1,195,873)

Foreign currency denominated assets and liabilities	64,699	0	0

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	88,865,073	(7,423,081)	(32,339,890)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	173,544,957	(7,325,934)	(34,773,583)

Contributions from affiliates (see Note 2E)	6,127	0	0

Net increase in net assets resulting from operations	$193,419,905	$23,408,100	$117,933,792

(a) Net of foreign withholding taxes of $4,121,873, $0 and $0 for the Emerging Markets Portfolio, California Municipal Portfolio and Diversified Municipal Portfolio, respectively.

(b) Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses (see Note 2D).

(c) Net of foreign realized capital gains taxes of $1,238,464, $0 and $0 for the Emerging Markets Portfolio, California Municipal Portfolio, Diversified Municipal Portfolio, respectively.

(d) Net of decrease in accrued foreign capital gains taxes on unrealized gains of $5,271,191, $0 and $0 for the Emerging Markets Portfolio, California Municipal Portfolio, Diversified Municipal Portfolio, respectively.

See Notes to Financial Statements.

80	Sanford C. Bernstein Fund, Inc.

	NEW YORK MUNICIPAL PORTFOLIO	INTERMEDIATE DURATION PORTFOLIO

INVESTMENT INCOME

Income:

Interest	$42,466,489	$194,401,933

Other income (a)	83,795	0

Total income	42,550,284	194,401,933

Expenses:

Management fee (see Note 2A)	5,297,425	17,818,535

Shareholder servicing fee (see Note 2B)	1,156,224	4,139,851

Transfer Agent fee—Non-Retail Class	33,858	205,268

Transfer Agent fee—Class A	24,667	5,322

Transfer Agent fee—Class C	716	0

Transfer Agent fee—Advisor Class	17,770	12,986

Transfer Agent fee—Class Z	0	2

Distribution fees—Class A	175,431	1,578

Distribution fees—Class C	19,055	0

Custody and accounting fees	141,438	264,927

Legal fees	79,717	165,648

Auditing and tax fees	52,747	172,315

Registration fees	64,667	77,220

Directors’ fees and expenses	38,696	95,515

Printing fees	47,097	47,378

Miscellaneous	19,172	80,787

Total expenses before bank overdraft expense	7,168,680	23,087,332

Bank overdraft expense	79,381	0

Total expenses	7,248,061	23,087,332

Less: expenses waived and reimbursed by the Adviser (see Note 2A)	0	(3,475,252)

Net expenses	7,248,061	19,612,080

Net investment income	35,302,223	174,789,853

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) on:

Investment transactions (b)	(3,820,015)	(31,121,529)

Forward currency exchange contracts	0	(30,342)

Futures	0	(1,512,183)

Swaps	321,616	450,817

Foreign currency transactions	0	1,669,515

Net realized loss on investment transactions	(3,498,399)	(30,543,722)

Net change in unrealized appreciation (depreciation) of:

Investments (c)	(8,295,454)	(31,290,800)

Forward currency exchange contracts	0	780,674

Futures	0	2,792,637

Swaps	319,078	(85,732)

Foreign currency denominated assets and liabilities	0	(30,110)

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(7,976,376)	(27,833,331)

Net realized and unrealized loss on investment transactions	(11,474,775)	(58,377,053)

Net increase in net assets resulting from operations	$23,827,448	$116,412,800

(a) Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account services,

sub-accounting services and related transfer agency expenses (see Note 2D).

(b) Net of foreign realized capital gains taxes of $0 and $6,769 for the New York Municipal Portfolio and Intermediate Duration Portfolio, respectively.

(c) Net of increase in accrued foreign capital gains taxes on unrealized gains of $0 and $67,318 for New York Municipal Portfolio and Intermediate Duration Portfolio, respectively.

See Notes to Financial Statements.

2025 Annual Report	81

Statement of Changes in Net Assets

	EMERGING MARKETS PORTFOLIO		CALIFORNIA MUNICIPAL PORTFOLIO

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$19,868,821	$18,335,396	$30,734,034	$28,458,557

Net realized gain on investment and foreign currency transactions	84,679,884	28,372,186	97,147	2,598,358

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	88,865,073	180,765,976	(7,423,081)	47,362,016

Contributions from affiliates (see Note 2E)	6,127	0	0	0

Net increase in net assets resulting from operations	193,419,905	227,473,558	23,408,100	78,418,931

Distributions to shareholders (a)	(23,235,252)	(18,118,606)	(30,941,134)	(28,900,123)

Capital-share transactions:

Net proceeds from sales of shares	90,029,923	99,207,219	334,312,768	437,234,295

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends and distributions	18,038,595	14,277,763	23,298,490	20,964,991

Total proceeds from shares sold	108,068,518	113,484,982	357,611,258	458,199,286

Cost of shares redeemed	(192,261,937)	(168,720,338)	(295,051,677)	(462,131,586)

Net increase (decrease) in net assets from capital-share transactions	(84,193,419)	(55,235,356)	62,559,581	(3,932,300)

Net increase in net assets	85,991,234	154,119,596	55,026,547	45,586,508

NET ASSETS:

Beginning of period	1,201,372,932	1,047,253,336	1,030,808,218	985,221,710

End of period	$1,287,364,166	$1,201,372,932	$1,085,834,765	$1,030,808,218

(a) See page 86 for share class information on dividend distributions for the Emerging Markets and California Municipal Portfolios.

See Notes to Financial Statements.

82	Sanford C. Bernstein Fund, Inc.

	DIVERSIFIED MUNICIPAL PORTFOLIO		NEW YORK MUNICIPAL PORTFOLIO

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$152,707,375	$149,477,888	$35,302,223	$36,219,704

Net realized gain (loss) on investment transactions	(2,433,693)	(16,441,159)	(3,498,399)	171,268

Net change in unrealized appreciation (depreciation) of investments	(32,339,890)	257,894,056	(7,976,376)	64,095,176

Net increase in net assets resulting from operations	117,933,792	390,930,785	23,827,448	100,486,148

Distributions to shareholders (a)	(152,481,096)	(147,262,808)	(35,183,837)	(35,745,295)

Capital-share transactions:

Net proceeds from sales of shares	1,270,203,026	1,627,801,762	202,459,862	496,131,077

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends and distributions	108,192,886	105,817,259	25,905,923	26,895,400

Total proceeds from shares sold	1,378,395,912	1,733,619,021	228,365,785	523,026,477

Cost of shares redeemed	(1,227,969,461)	(1,878,336,352)	(280,065,784)	(584,998,456)

Net increase (decrease) in net assets from capital-share transactions	150,426,451	(144,717,331)	(51,699,999)	(61,971,979)

Net increase (decrease) in net assets	115,879,147	98,950,646	(63,056,388)	2,768,874

NET ASSETS:

Beginning of period	5,044,305,341	4,945,354,695	1,344,050,792	1,341,281,918

End of period	$5,160,184,488	$5,044,305,341	$1,280,994,404	$1,344,050,792

(a) See page 86 for share class information on dividend distributions for the Diversified Municipal and New York Municipal Portfolios.

See Notes to Financial Statements.

2025 Annual Report	83

Statement of Changes in Net Assets (continued)

	INTERMEDIATE DURATION PORTFOLIO

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$174,789,853	$157,290,400

Net realized loss on investment and foreign currency transactions	(30,543,722)	(35,726,580)

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities and other assets and liabilities	(27,833,331)	298,693,810

Net increase in net assets resulting from operations	116,412,800	420,257,630

Distributions to shareholders (a)	(174,512,053)	(157,150,760)

Capital-share transactions:

Net proceeds from sales of shares	725,344,719	974,336,981

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends and distributions	130,472,408	116,531,402

Total proceeds from shares sold	855,817,127	1,090,868,383

Cost of shares redeemed	(594,981,648)	(471,654,569)

Net increase in net assets from capital-share transactions	260,835,479	619,213,814

Net increase in net assets	202,736,226	882,320,684

NET ASSETS:

Beginning of period	4,155,103,491	3,272,782,807

End of period	$4,357,839,717	$4,155,103,491

(a) See page 86 for share class information on dividend distributions for the Intermediate Duration Portfolio.

See Notes to Financial Statements.

84	Sanford C. Bernstein Fund, Inc.

	EMERGING MARKETS PORTFOLIO

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24

Distributions to shareholders:

Emerging Markets Class	$(21,366,488)	$(16,217,175)

Class Z	(1,868,764)	(1,901,431)

	$(23,235,252)	$(18,118,606)

	CALIFORNIA MUNICIPAL PORTFOLIO		DIVERSIFIED MUNICIPAL PORTFOLIO

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24

Distributions to shareholders:

Municipal Class	$(25,034,821)	$(24,325,394)	$(116,034,357)	$(113,727,803)

Class A	(1,258,916)	(1,234,267)	(5,253,801)	(5,661,410)

Class C	(33,186)	(49,162)	(176,999)	(200,681)

Advisor Class	(4,053,384)	(3,291,300)	(15,143,563)	(14,600,972)

Class Z	0	0	(15,872,376)	(13,071,942)

Return of Capital:

Municipal Class	(462,148)	0	0	0

Class A	(23,240)	0	0	0

Class C	(613)	0	0	0

Advisor Class	(74,826)	0	0	0

Class Z	0	0	0	0

	$(30,941,134)	$(28,900,123)	$(152,481,096)	$(147,262,808)

	NEW YORK MUNICIPAL PORTFOLIO

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24

Distributions to shareholders:

Municipal Class	$(31,911,836)	$(32,190,707)

Class A	(1,801,246)	(1,922,062)

Class C	(34,459)	(45,728)

Advisor Class	(1,436,296)	(1,586,798)

	$(35,183,837)	$(35,745,295)

2025 Annual Report	85

Statement of Changes in Net Assets (continued)

	INTERMEDIATE DURATION PORTFOLIO

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24

Distributions to shareholders:

Intermediate Duration Portfolio	$(174,419,517)	$(157,101,198)

Class A	(24,411)	(20,530)

Advisor Class	(67,764)	(28,675)

Class Z	(361)	(357)

	$(174,512,053)	$(157,150,760)

See Notes to Financial Statements.

86	Sanford C. Bernstein Fund, Inc.

Financial Highlights

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	EMERGING MARKETS PORTFOLIO EMERGING MARKETS CLASS

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$29.12	$24.14	$21.77	$33.43	$27.17

Income from investment operations:

Net investment income (a)(b)	.49	.43	.31	.38	.50

Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.49	4.97	2.37	(9.10)	6.32

Contributions from affiliates	.00 (c)	0	0	0	0

Total from investment operations	4.98	5.40	2.68	(8.72)	6.82

Less: dividends and distributions

Dividends from net investment income	(.56)	(.42)	(.31)	(.66)	(.56)

Distributions from net realized gain on investment transactions	0	0	0	(2.28)	0

Total dividends and distributions	(.56)	(.42)	(.31)	(2.94)	(.56)

Net asset value, end of period	$33.54	$29.12	$24.14	$21.77	$33.43

Total return

Total investment return based on net asset value (d)(e)	17.51%	22.73%	12.33%	(28.60)%	25.20%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$1,215,761	$1,113,924	$951,154	$871,486	$1,225,396

Average net assets (000 omitted)	$1,101,150	$1,019,393	$978,225	$1,120,511	$1,252,078

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.30%	1.30%	1.30%	1.28%	1.28%

Expenses, before waivers/reimbursements	1.30%	1.30%	1.30%	1.29%	1.28%

Net investment income (b)	1.69%	1.65%	1.28%	1.34%	1.50%

Portfolio turnover rate	79%	74%	58%	57%	68%

See Footnote Summary on page 103.

See Notes to Financial Statements.

2025 Annual Report	87

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	EMERGING MARKETS PORTFOLIO CLASS Z

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$29.16	$24.18	$21.81	$33.50	$27.22

Income From investment operations:

Net investment income (a)(b)	.52	.45	.30	.45	.59

Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.53	5.01	2.45	(9.11)	6.32

Contributions from affiliates	.00 (c)	0	0	0	0

Total from investment operations	5.05	5.46	2.75	(8.66)	6.91

Less: dividends and distributions

Dividends from net investment income	(.63)	(.48)	(.38)	(.75)	(.63)

Distributions from net realized gain on investment transactions	0	0	0	(2.28)	0

Total dividends and distributions	(.63)	(.48)	(.38)	(3.03)	(.63)

Net asset value, end of period	$33.58	$29.16	$24.18	$21.81	$33.50

Total return

Total investment return based on net asset value (d)(e)	17.81%	22.96%	12.60%	(28.43)%	25.56%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$71,603	$87,449	$96,099	$152,537	$219,793

Average net assets (000 omitted)	$73,549	$88,517	$137,783	$198,222	$220,989

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.06%	1.08%	1.04%	1.03%	1.03%

Expenses, before waivers/reimbursements	1.06%	1.09%	1.05%	1.04%	1.03%

Net investment income (b)	1.78%	1.74%	1.24%	1.57%	1.76%

Portfolio turnover rate	79%	74%	58%	57%	68%

See Footnote Summary on page 103.

See Notes to Financial Statements.

88	Sanford C. Bernstein Fund, Inc.

	CALIFORNIA MUNICIPAL PORTFOLIO MUNICIPAL CLASS

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$14.04	$13.36		$13.28	$14.60	$14.52

Income from investment operations:

Net investment income (a)	.41	.39	(b)	.33	.25	.24

Net realized and unrealized gain (loss) on investment transactions	(.10)	.68		.10	(1.33)	.08

Total from investment operations	.31	1.07		.43	(1.08)	.32

Less: dividends and distributions

Dividends from net investment income	(.40)	(.39)		(.35)	(.24)	(.24)

Return of capital	(.01)	0		0	0	0

Net asset value, end of period	$13.94	$14.04		$13.36	$13.28	$14.60

Total return

Total investment return based on net asset value (d)	2.27%	8.12%		3.23%	(7.46)%	2.21%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$902,041	$860,634		$831,102	$938,638	$1,228,752

Average net assets (000 omitted)	$860,972	$853,205		$903,282	$1,116,698	$1,252,402

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (f)	.57%	.57%		.57%	.55%	.54%

Expenses, before waivers/reimbursements (f)	.57%	.57%		.57%	.55%	.54%

Net investment income	2.94%	2.81%	(b)	2.44%	1.76%	1.66%

Portfolio turnover rate	26%	39%		31%	23%	27%

See Footnote Summary on page 103.

See Notes to Financial Statements.

2025 Annual Report	89

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	CALIFORNIA MUNICIPAL PORTFOLIO ADVISOR CLASS

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$14.04	$13.36		$13.28	$14.60	$14.52

Income From Investment Operations

Net investment income (a)	.41 †	.40	(b)	.34	.26	.25

Net realized and unrealized gain (loss) on investment transactions	(.09)	.68		.10	(1.33)	.08

Total from investment operations	.32	1.08		.44	(1.07)	.33

Less: dividends and distributions

Dividends from net investment income	(.41)	(.40)		(.36)	(.25)	(.25)

Return of capital	(.01)	0		0	0	0

Net asset value, end of period	$13.94	$14.04		$13.36	$13.28	$14.60

Total return

Total investment return based on net asset value (d)	2.34%†	8.19%		3.28%	(7.40)%	2.28%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$183,794	$120,177		$107,640	$102,466	$82,692

Average net assets (000 omitted)	$136,244	$112,992		$123,025	$85,505	$70,376

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (f)	.50%	.50%		.51%	.48%	.48%

Expenses, before waivers/reimbursements (f)	.50%	.50%		.51%	.48%	.48%

Net investment income	3.01% †	2.88%	(b)	2.50%	1.86%	1.71%

Portfolio turnover rate	26%	39%		31%	23%	27%

See Footnote Summary on page 103.

See Notes to Financial Statements.

90	Sanford C. Bernstein Fund, Inc.

	DIVERSIFIED MUNICIPAL PORTFOLIO MUNICIPAL CLASS

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$14.06	$13.39		$13.37	$14.80	$14.67

Income from investment operations:

Net investment income (a)	.43	.41	(b)	.35	.28	.28

Net realized and unrealized gain (loss) on investment transactions	(.10)	.67		.03	(1.44)	.13

Total from investment operations	.33	1.08		.38	(1.16)	.41

Less: dividends

Dividends from net investment income	(.43)	(.41)		(.36)	(.27)	(.28)

Net asset value, end of period	$13.96	$14.06		$13.39	$13.37	$14.80

Total return

Total investment return based on net asset value (d)	2.44%	8.15%		2.80%	(7.89)%	2.79%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$3,665,370	$3,927,063		$3,824,089	$4,296,196	$5,390,502

Average net assets (000 omitted)	$3,709,185	$3,847,503		$4,105,175	$5,011,517	$5,276,753

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.49%	.50%		.50%	.47%	.47%

Expenses, before waivers/reimbursements	.49%	.50%		.50%	.47%	.47%

Net investment income	3.13%	3.00%	(b)	2.57%	1.96%	1.89%

Portfolio turnover rate	26%	43%		24%	15%	22%

See Footnote Summary on page 103.

See Notes to Financial Statements.

2025 Annual Report	91

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	DIVERSIFIED MUNICIPAL PORTFOLIO CLASS A

	YEAR ENDED 9/30/25		YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$14.07		$13.40		$13.38	$14.81	$14.68

Income from investment operations:

Investment income, net (a)	.41	†	.39	(b)	.32	.25	.25

Net realized and unrealized gain (loss) on investment transactions	(.10)		.66		.03	(1.43)	.13

Total from investment operations	.31		1.05		.35	(1.18)	.38

Less: dividends

Dividends from net investment income	(.41)		(.38)		(.33)	(.25)	(.25)

Net asset value, end of period	$13.97		$14.07		$13.40	$13.38	$14.81

Total return

Total investment return based on net asset value (d)	2.26%	†	7.93%		2.59%	(8.06)%	2.59%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$167,274		$194,550		$215,352	$261,936	$349,953

Average net assets (000 omitted)	$178,554		$205,151		$239,010	$303,281	$319,098

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.67%		.69%		.69%	.65%	.66%

Expenses, before waivers/reimbursements	.67%		.69%		.69%	.65%	.66%

Net investment income	2.95%	†	2.80%	(b)	2.37%	1.77%	1.69%

Portfolio turnover rate	26%		43%		24%	15%	22%

See Footnote Summary on page 103.

See Notes to Financial Statements.

92	Sanford C. Bernstein Fund, Inc.

	DIVERSIFIED MUNICIPAL PORTFOLIO CLASS C

	YEAR ENDED 9/30/25		YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$14.07		$13.40		$13.37	$14.81	$14.68

Income From Investment Operations

Net investment income (a)	.30	†	.28	(b)	.22	.15	.14

Net realized and unrealized gain (loss) on investment transactions	(.11)		.67		.04	(1.45)	.13

Total from investment operations	.19		.95		.26	(1.30)	.27

Less: dividends

Dividends from net investment income	(.30)		(.28)		(.23)	(.14)	(.14)

Net asset value, end of period	$13.96		$14.07		$13.40	$13.37	$14.81

Total return

Total investment return based on net asset value (d)	1.42%	†	7.13%		1.90%	(8.81)%	1.82%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$6,993		$9,618		$10,185	$13,576	$18,542

Average net assets (000 omitted)	$8,089		$9,982		$12,234	$15,772	$28,338

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.42%		1.44%		1.44%	1.40%	1.41%

Expenses, before waivers/reimbursements	1.42%		1.44%		1.44%	1.40%	1.41%

Net investment income	2.19%	†	2.05%	(b)	1.62%	1.02%	.96%

Portfolio turnover rate	26%		43%		24%	15%	22%

See Footnote Summary on page 103.

See Notes to Financial Statements.

2025 Annual Report	93

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	DIVERSIFIED MUNICIPAL PORTFOLIO ADVISOR CLASS

	YEAR ENDED 9/30/25		YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$14.05		$13.38		$13.36	$14.79	$14.66

Income from investment operations

Net investment income (a)	.44	†	.42	(b)	.36	.29	.29

Net realized and unrealized gain (loss) on investment transactions	(.11)		.67		.02	(1.44)	.13

Total from investment operations	.33		1.09		.38	(1.15)	.42

Less dividends:

Dividends from net investment income	(.44)		(.42)		(.36)	(.28)	(.29)

Net asset value, end of period	$13.94		$14.05		$13.38	$13.36	$14.79

Total return

Total investment return based on net asset value (d)	2.45%	†	8.22%		2.85%	(7.84)%	2.85%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$479,672		$494,733		$445,885	$477,015	$456,386

Average net assets (000 omitted)	$473,356		$483,738		$453,119	$467,739	$419,891

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.42%		.44%		.44%	.40%	.41%

Expenses, before waivers/reimbursements	.42%		.44%		.44%	.40%	.41%

Net investment income	3.20%	†	3.06%	(b)	2.62%	2.04%	1.94%

Portfolio turnover rate	26%		43%		24%	15%	22%

See Footnote Summary on page 103.

See Notes to Financial Statements.

94	Sanford C. Bernstein Fund, Inc.

	DIVERSIFIED MUNICIPAL PORTFOLIO CLASS Z

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$14.07	$13.40		$13.38	$14.81	$14.68

Income from investment operations

Investment income, net (a)	.44	.43	(b)	.36	.29	.29

Net realized and unrealized gain (loss) on investment transactions	(.11)	.66		.03	(1.44)	.13

Total from investment operations	.33	1.09		.39	(1.15)	.42

Less: dividends

Dividends from net investment income	(.44)	(.42)		(.37)	(.28)	(.29)

Net asset value, end of period	$13.96	$14.07		$13.40	$13.38	$14.81

Total return

Total investment return based on net asset value (d)	2.45%	8.23%		2.88%	(7.81)%	2.87%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$840,875	$418,341		$449,844	$470,829	$505,365

Average net assets (000 omitted)	$492,992	$430,653		$459,325	$500,681	$485,522

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.40%	.41%		.41%	.39%	.38%

Expenses, before waivers/reimbursements	.40%	.41%		.41%	.39%	.38%

Net investment income	3.22%	3.08%	(b)	2.65%	2.05%	1.97%

Portfolio turnover rate	26%	43%		24%	15%	22%

See Footnote Summary on page 103.

See Notes to Financial Statements.

2025 Annual Report	95

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	NEW YORK MUNICIPAL PORTFOLIO MUNICIPAL CLASS

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23		YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$13.60	$12.96		$12.88		$14.25	$14.04

Income from investment operations:

Net investment income (a)	.37	.36	(b)	.31		.26	.27

Net realized and unrealized gain (loss) on investment transactions	(.12)	.64		.08		(1.37)	.20

Contributions from affiliates	0	0		.00	(c)	0	0

Total from investment operations	.25	1.00		.39		(1.11)	.47

Less: dividends

Dividends from net investment income	(.37)	(.36)		(.31)		(.26)	(.26)

Net asset value, end of period	$13.48	$13.60		$12.96		$12.88	$14.25

Total return

Total investment return based on net asset value (d)	1.89%	7.75%		3.07%		(7.89)%	3.38%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$1,151,928	$1,211,803		$1,195,461		$1,277,132	$1,606,925

Average net assets (000 omitted)	$1,156,224	$1,212,475		$1,258,015		$1,497,091	$1,623,786

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (f)	.56%	.55%		.56%		.54%	.53%

Expenses, before waivers/reimbursements (f)	.56%	.55%		.56%		.54%	.53%

Net investment income	2.77%	2.69%	(b)	2.35%		1.90%	1.86%

Portfolio turnover rate	28%	33%		20%		14%	18%

See Footnote Summary on page 103.

See Notes to Financial Statements.

96	Sanford C. Bernstein Fund, Inc.

	NEW YORK MUNICIPAL PORTFOLIO CLASS A

	YEAR ENDED 9/30/25		YEAR ENDED 9/30/24		YEAR ENDED 9/30/23		YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$13.59		$12.95		$12.88		$14.25	$14.03

Income from investment operations:

Net investment income (a)	.35	†	.33	(b)	.28		.23	.24

Net realized and unrealized gain (loss) on investment transactions	(.12)		.64		.08		(1.37)	.22

Contributions from affiliates	0		0		.00	(c)	0	0

Total from investment operations	.23		.97		.36		(1.14)	.46

Less: dividends

Dividends from net investment income	(.34)		(.33)		(.29)		(.23)	(.24)

Net asset value, end of period	$13.48		$13.59		$12.95		$12.88	$14.25

Total return

Total investment return based on net asset value (d)	1.77%	†	7.54%		2.78%		(8.07)%	3.26%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$69,554		$75,966		$79,542		$96,286	$116,552

Average net assets (000 omitted)	$70,172		$78,331		$89,695		$105,328	$117,041

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (f)	.75%		.74%		.76%		.73%	.73%

Expenses, before waivers/reimbursements (f)	.75%		.75%		.76%		.73%	.73%

Net investment income	2.58%	†	2.50%	(b)	2.14%		1.71%	1.67%

Portfolio turnover rate	28%		33%		20%		14%	18%

See Footnote Summary on page 103.

See Notes to Financial Statements.

2025 Annual Report	97

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	NEW YORK MUNICIPAL PORTFOLIO CLASS C

	YEAR ENDED 9/30/25		YEAR ENDED 9/30/24		YEAR ENDED 9/30/23		YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$13.59		$12.95		$12.88		$14.25	$14.03

Income From Investment Operations

Net investment income (a)	.24	†	.23	(b)	.18		.13	.13

Net realized and unrealized gain (loss) on investment transactions	(.11)		.64		.08		(1.37)	.22

Contributions from affiliates	0		0		.00	(c)	0	0

Total from investment operations	.13		.87		.26		(1.24)	.35

Less: dividends

Dividends from net investment income	(.24)		(.23)		(.19)		(.13)	(.13)

Net asset value, end of period	$13.48		$13.59		$12.95		$12.88	$14.25

Total return

Total investment return based on net asset value (d)	1.01%†		6.73%		2.01%		(8.76)%	2.47%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$2,637		$2,363		$3,597		$5,515	$8,982

Average net assets (000 omitted)	$1,906		$2,696		$4,655		$7,393	$15,076

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (f)	1.50%		1.50%		1.51%		1.48%	1.48%

Expenses, before waivers/reimbursements (f)	1.50%		1.50%		1.51%		1.48%	1.48%

Net investment income	1.82%	†	1.74%	(b)	1.38%		.95%	.93%

Portfolio turnover rate	28%		33%		20%		14%	18%

See Footnote Summary on page 103.

See Notes to Financial Statements.

98	Sanford C. Bernstein Fund, Inc.

	NEW YORK MUNICIPAL PORTFOLIO ADVISOR CLASS

	YEAR ENDED 9/30/25		YEAR ENDED 9/30/24		YEAR ENDED 9/30/23		YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$13.59		$12.95		$12.88		$14.24	$14.03

Income From Investment Operations

Net investment income (a)	.38	†	.37	(b)	.32		.27	.27

Net realized and unrealized gain (loss) on investment transactions	(.11)		.63		.07		(1.36)	.21

Contributions from affiliates	0		0		.00	(c)	0	0

Total from investment operations	.27		1.00		.39		(1.09)	.48

Less dividends:

Dividends from net investment income	(.38)		(.36)		(.32)		(.27)	(.27)

Net asset value, end of period	$13.48		$13.59		$12.95		$12.88	$14.24

Total return

Total investment return based on net asset value (d)	2.03%†		7.81%		3.04%		(7.77)%	3.44%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$56,875		$53,919		$62,682		$61,511	$67,388

Average net assets (000 omitted)	$51,011		$58,761		$61,081		$64,326	$62,323

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (f)	.50%		.49%		.51%		.48%	.48%

Expenses, before waivers/reimbursements (f)	.50%		.50%		.51%		.48%	.48%

Net investment income	2.82%	†	2.74%	(b)	2.40%		1.96%	1.91%

Portfolio turnover rate	28%		33%		20%		14%	18%

See Footnote Summary on page 103.

See Notes to Financial Statements.

2025 Annual Report	99

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERMEDIATE DURATION PORTFOLIO INTERMEDIATE DURATION CLASS

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$11.59	$10.79		$11.13	$13.49	$14.02

Income from investment operations:

Net investment income (a)	.47 (b)	.47	(b)	.39	.21	.25

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.18)	.80		(.34)	(2.23)	(.28)

Total from investment operations	.29	1.27		.05	(2.02)	(.03)

Less: dividends and distributions

Dividends from net investment income	(.47)	(.47)		(.39)	(.21)	(.26)

Distributions from net realized gain on investment transactions	0	0		0	(.13)	(.24)

Total dividends and distributions	(.47)	(.47)		(.39)	(.34)	(.50)

Net asset value, end of period	$11.41	$11.59		$10.79	$11.13	$13.49

Total return

Total investment return based on net asset value (d)	2.77%	12.04%		0.43%	(15.25)%	(0.23)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$4,355,395	$4,153,600		$3,271,751	$3,089,962	$3,845,735

Average net assets (000 omitted)	$4,139,851	$3,705,904		$3,218,725	$3,542,155	$3,818,467

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.47%	.57%		.58%	.56%	.56%

Expenses, before waivers/reimbursements	.56%	.57%		.58%	.56%	.56%

Net investment income	4.22% (b)	4.24%	(b)	3.50%	1.65%	1.81%

Portfolio turnover rate (g)	193%	195%		187%	122%	123%

See Footnote Summary on page 103.

See Notes to Financial Statements.

100	Sanford C. Bernstein Fund, Inc.

	INTERMEDIATE DURATION PORTFOLIO CLASS A

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$11.60	$10.80	$11.14	$13.50	$14.03

Income from investment operations:

Net investment income (a)(b)	.44	.44	.35	.16	.18

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.18)	.80	(.34)	(2.22)	(.29)

Total from investment operations	.26	1.24	.01	(2.06)	(.11)

Less: dividends and distributions

Dividends from net investment income	(.43)	(.44)	(.35)	(.17)	(.18)

Distributions from net realized gain on investment transactions	0	0	0	(.13)	(.24)

Total dividends and distributions	(.43)	(.44)	(.35)	(.30)	(.42)

Net asset value, end of period	$11.43	$11.60	$10.80	$11.14	$13.50

Total return

Total investment return based on net asset value (d)	2.42%	11.65%	.10%	(15.54)%	(.86)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$573	$602	$481	$572	$1,741

Average net assets (000 omitted)	$631	$526	$537	$746	$1,438

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.82%	.90%	.91%	.90%	1.03%

Expenses, before waivers/reimbursements	1.95%	2.53%	6.62%	5.51%	3.95%

Net investment income (b)	3.87%	3.91%	3.14%	1.26%	1.29%

Portfolio turnover rate (g)	193%	195%	187%	122%	123%

See Footnote Summary on page 103.

See Notes to Financial Statements.

2025 Annual Report	101

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERMEDIATE DURATION PORTFOLIO ADVISOR CLASS

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$11.59	$10.79	$11.13	$13.49	$14.03

Income From Investment Operations

Net investment income (a)(b)	.46	.47	.40	.20	.21

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.18)	.80	(.36)	(2.23)	(.29)

Total from investment operations	.28	1.27	.04	(2.03)	(.08)

Less dividends:

Dividends from net investment income	(.46)	(.47)	(.38)	(.20)	(.22)

Distributions from net realized gain on investment transactions	0	0	0	(.13)	(.24)

Total dividends and distributions	(.46)	(.47)	(.38)	(.33)	(.46)

Net asset value, end of period	$11.41	$11.59	$10.79	$11.13	$13.49

Total return

Total investment return based on net asset value (d)	2.59%	11.94%	.36%	(15.33)%	(.62)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$1,862	$892	$543	$9	$11

Average net assets (000 omitted)	$1,643	$689	$139	$11	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.56%	.65%	.66%	.66%	.86%

Expenses, before waivers/reimbursements	1.63%	2.09%	5.32%	5.53%	3.36%

Net investment income (b)	4.13%	4.17%	3.71%	1.60%	1.51%

Portfolio turnover rate (g)	193%	195%	187%	122%	123%

See Footnote Summary on page 103.

See Notes to Financial Statements.

102	Sanford C. Bernstein Fund, Inc.

	INTERMEDIATE DURATION PORTFOLIO CLASS Z

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$11.59	$10.79	$11.13	$13.49	$14.03

Income From investment operations:

Net investment income (a)(b)	.47	.47	.39	.21	.24

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.17)	.81	(.33)	(2.23)	(.29)

Total from investment operations	.30	1.28	.06	(2.02)	(.05)

Less: dividends and distributions

Dividends from net investment income	(.47)	(.48)	(.40)	(.21)	(.25)

Distributions from net realized gain on investment transactions	0	0	0	(.13)	(.24)

Total dividends and distributions	(.47)	(.48)	(.40)	(.34)	(.49)

Net asset value, end of period	$11.42	$11.59	$10.79	$11.13	$13.49

Total return

Total investment return based on net asset value (d)	2.68%	12.05%	.47% (h)	(15.26)% (h)	(.40)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$10	$9	$8	$8	$10

Average net assets (000 omitted)	$ 9	$8	$8	$9	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.48%	.57%	.57%	.57%	.63%

Expenses, before waivers/reimbursements	.86%	.83%	3.50%	3.01%	1.87%

Net investment income (b)	4.21%	4.23%	3.50%	1.69%	1.74%

Portfolio turnover rate (g)	193%	195%	187%	122%	123%

(a)	Based on average shares outstanding.
(b)	Net of expenses waived by the Adviser.
(c)	Amount is less than $.005.
(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(e)	Includes the impact of proceeds received and credited to the Portfolio resulting from the class action settlements, which enhanced the performance for the Emerging Markets Portfolio for the years ended September 30, 2023 and September 30, 2022, by 0.01% and 0.07%, respectively.

See Notes to Financial Statements.

2025 Annual Report	103

Financial Highlights (continued)

(f)	The expense ratios presented below exclude bank overdraft expense:

	YEAR ENDED SEPTEMBER 30,
	2025	2024	2023	2022	2021
California Municipal Portfolio
MUNICIPAL CLASS
Net of waivers/reimbursements	.56%	.57%	.57%	.55%	.54%
Before waivers/reimbursements	.56%	.57%	.57%	.55%	.54%
Advisor Class
Net of waivers/reimbursements	.49%	.50%	.51%	.48%	.48%
Before waivers/reimbursements	.49%	.50%	.51%	.48%	.48%

	YEAR ENDED SEPTEMBER 30,
	2025	2024	2023	2022	2021
New York Municipal Portfolio
MUNICIPAL CLASS
Net of waivers/reimbursements	.55%	.55%	.56%	.54%	.53%
Before waivers/reimbursements	.55%	.55%	.56%	.54%	.53%
Class A
Net of waivers/reimbursements	.74%	.74%	.76%	.73%	.73%
Before waivers/reimbursements	.74%	.75%	.76%	.73%	.73%
Class C
Net of waivers/reimbursements	1.50%	1.50%	1.51%	1.48%	1.48%
Before waivers/reimbursements	1.50%	1.50%	1.51%	1.48%	1.48%
Advisor Class
Net of waivers/reimbursements	.49%	.49%	.51%	.48%	.48%
Before waivers/reimbursements	.49%	.50%	.51%	.48%	.48%

(g)	The Portfolio accounts for dollar roll transactions as purchases and sales.
(h)	The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.
(i)	Less than .005%.
†	During the year ended September 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows.

CALIFORNIA MUNICIPAL PORTFOLIO	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO	TOTAL RETURN
Advisor Class	$.00 (c)	.00% (i)	.00% (i)

DIVERSIFIED MUNICIPAL PORTFOLIO	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO	TOTAL RETURN
Class A	$.00 (c)	.01%	.01%
Class C	$ .00 (c)	.01%	.01%
Advisor Class	$ .00 (c)	.01%	.01%

NEW YORK MUNICIPAL PORTFOLIO	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO	TOTAL RETURN
Class A	$ .00 (c)	.01%	.01%
Class C	$ .00 (c)	.01%	.01%
Advisor Class	$ .00 (c)	.01%	.01%

See Notes to Financial Statements.

104	Sanford C. Bernstein Fund, Inc.

Notes to Financial Statements

NOTE 1.	Organization and Significant Accounting Policies

Sanford C. Bernstein Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end registered investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of 9 portfolios (hereafter collectively referred to as the “Portfolios” and each individually a “Portfolio”) with the following share classes offered:

EMERGING MARKETS PORTFOLIO	SHARE CLASSES OFFERED

Emerging Markets	Emerging Markets Class* and Class Z

FIXED INCOME MUNICIPAL PORTFOLIOS

California Municipal	Municipal Class*, Class A**, Class C** and Advisor Class

Diversified Municipal	Municipal Class*, Class A, Class C, Advisor Class and Class Z

New York Municipal	Municipal Class*, Class A, Class C and Advisor Class

FIXED INCOME TAXABLE PORTFOLIO

Intermediate Duration	Intermediate Duration Class*, Class A, Advisor Class and Class Z

*	Bernstein Class

**	All outstanding Class A and Class C shares were converted to Advisor Class shares on September 3, 2025

OVERLAY PORTFOLIOS

Overlay A	Class 1 and Class 2

Tax-Aware Overlay A	Class 1 and Class 2

Overlay B	Class 1 and Class 2

Tax-Aware Overlay B	Class 1 and Class 2

Each Portfolio has its own investment objectives. This report relates only to the Emerging Markets Portfolio, Fixed Income Municipal Portfolios and Fixed Income Taxable Portfolios (together the “SCB Portfolios”). The financial statements of the Overlay Portfolios are presented in separate financial reports. Effective September 3, 2025, Class A and Class C shares of the California Municipal Portfolio were converted to Advisor Class shares of the Portfolio on a relative net assets basis. Class B and Class T shares of the Fixed Income Municipal Portfolios have been authorized but currently are not offered. Class Z shares for California Municipal Portfolio and New York Municipal Portfolio have been authorized but currently are not offered. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

A.	Portfolio Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Portfolios’ Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolios’ valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolios’ portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc.

2025 Annual Report	105

Notes to Financial Statements (continued)

(“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

B.	Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note 1.A above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

106	Sanford C. Bernstein Fund, Inc.

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are: the value of collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of September 30, 2025:

EMERGING MARKETS PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3		TOTAL

Assets:
Common Stocks:

Financials	$96,699,740	$250,501,855		$0	(a)	$347,201,595

Information Technology	0	313,798,064		0		313,798,064

Communication Services	23,287,024	130,323,211		0		153,610,235

Consumer Discretionary	19,630,812	105,648,069		0		125,278,881

Industrials	24,432,713	72,012,151		0 (a)		96,444,864

Real Estate	22,616,503	23,583,197		0		46,199,700

Consumer Staples	6,307,812	33,516,024		0		39,823,836

Materials	4,068,951	35,296,383		0		39,365,334

Utilities	18,398,624	19,048,589		0		37,447,213

Energy	8,505,387	22,698,635		0 (a)		31,204,022

Health Care	0	29,885,405		0		29,885,405

Short-Term Investments	10,768,924	0		0		10,768,924

Total Investments in Securities	234,716,490	1,036,311,583	(b)	0 (a)		1,271,028,073

2025 Annual Report	107

Notes to Financial Statements (continued)

EMERGING MARKETS PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL

Other Financial Instruments (c):

Assets:

Forward Currency Exchange Contracts	$0	$2,712,790	$0		$2,712,790

Liabilities:

Forward Currency Exchange Contracts	0	(4,501,210)	0		(4,501,210)

Total	$234,716,490	$1,034,523,163	$0	(a)	$1,269,239,653

CALIFORNIA MUNICIPAL PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL

Assets:

Long-Term Municipal Bonds	$0	$978,908,913	$0		$978,908,913

Short-Term Municipal Notes	0	77,625,847	0		77,625,847

Commercial Mortgage-Backed Securities	0	4,972,256	0		4,972,256

Asset-Backed Securities	0	581,939	0		581,939

Collateralized Mortgage Obligations	0	36,352	0		36,352

Total Investments in Securities	0	1,062,125,307	0		1,062,125,307

Other Financial Instruments (c):

Assets:

Centrally Cleared Inflation (CPI) Swaps	0	678,055	0		678,055	(d)

Centrally Cleared Interest Rate Swaps	0	848,599	0		848,599	(d)

Liabilities:

Centrally Cleared Credit Default Swaps	0	(596,319)	0		(596,319	)(d)

Centrally Cleared Inflation (CPI) Swaps	0	(293,529)	0		(293,529	)(d)

Centrally Cleared Interest Rate Swaps	0	(75,619)	0		(75,619	)(d)

Total	$0	$1,062,686,494	$0		$1,062,686,494

DIVERSIFIED MUNICIPAL PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL

Assets:

Long-Term Municipal Bonds	$0	$4,525,892,979	$381,000		$4,526,273,979

Short-Term Municipal Notes	0	395,736,623	0		395,736,623

Corporates—Investment Grade	0	53,867,382	0		53,867,382

Commercial Mortgage-Backed Securities	0	32,153,577	0		32,153,577

Corporates—Non-Investment Grade	0	6,684,363	0		6,684,363

Asset-Backed Securities	0	2,909,694	0		2,909,694

Collateralized Mortgage Obligations	0	103,944	0		103,944

Short-Term Investments	0	54,820,562	0		54,820,562

Total Investments in Securities	0	5,072,169,124	381,000		5,072,550,124

Other Financial Instruments (c):

Assets:

Centrally Cleared Inflation (CPI) Swaps	0	3,241,095	0		3,241,095	(d)

Centrally Cleared Interest Rate Swaps	0	3,600,065	0		3,600,065	(d)

Interest Rate Swaps	0	3,218,346	0		3,218,346

Liabilities:

Centrally Cleared Credit Default Swaps	0	(3,314,276)	0		(3,314,276	)(d)

Centrally Cleared Inflation (CPI) Swaps	0	(1,422,064)	0		(1,422,064	)(d)

Total	$0	$5,077,492,290	$381,000		$5,077,873,290

108	Sanford C. Bernstein Fund, Inc.

NEW YORK MUNICIPAL PORTFOLIO INVESTMENT IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:

Long-Term Municipal Bonds	$0	$1,153,394,329	$0	$1,153,394,329

Short-Term Municipal Notes	0	101,842,977	0	101,842,977

Governments—Treasuries	0	2,300,676	0	2,300,676

Asset-Backed Securities	0	581,939	0	581,939

Collateralized Mortgage Obligations	0	71,048	0	71,048

Total Investments in Securities	0	1,258,190,969	0	1,258,190,969

Other Financial Instruments(c):

Assets:

Centrally Cleared Inflation (CPI) Swaps	0	857,542	0	857,542	(d)

Centrally Cleared Interest Rate Swaps	0	706,954	0	706,954	(d)

Interest Rate Swaps	0	956,045	0	956,045

Liabilities:

Centrally Cleared Inflation (CPI) Swaps	0	(375,571)	0	(375,571	)(d)

Centrally Cleared Interest Rate Swaps	0	(724,177)	0	(724,177	)(d)

Total	$0	$1,259,611,762	$0	$1,259,611,762

INTERMEDIATE DURATION PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:

Governments—Treasuries	$0	$1,319,797,940	$0	$1,319,797,940

Corporates—Investment Grade	0	1,146,305,267	0	1,146,305,267

Mortgage Pass-Throughs	0	887,009,982	0	887,009,982

Asset-Backed Securities	0	268,194,396	0	268,194,396

Collateralized Mortgage Obligations	0	248,832,404	0	248,832,404

Commercial Mortgage-Backed Securities	0	67,071,560	0	67,071,560

Inflation-Linked Securities	0	64,923,020	0	64,923,020

Corporates—Non-Investment Grade	0	56,078,597	0	56,078,597

Agencies	0	36,745,487	0	36,745,487

Governments—Sovereign Bonds	0	32,861,746	0	32,861,746

Collateralized Loan Obligations	0	28,292,325	0	28,292,325

Emerging Markets—Corporate Bonds	0	23,224,145	0	23,224,145

Local Governments—US Municipal Bonds	0	22,220,919	0	22,220,919

Quasi-Sovereigns	0	14,282,629	0	14,282,629

Emerging Markets—Sovereigns	0	4,984,074	0	4,984,074

Governments—Sovereign Agencies	0	1,352,743	0	1,352,743

Short-Term Investments	0	550,324,459	0	550,324,459

Total Investments in Securities	0	4,772,501,693	0	4,772,501,693

Other Financial Instruments (c):

Assets:

Futures	4,667,043	0	0	4,667,043	(d)

Forward Currency Exchange Contracts	0	470,224	0	470,224

Centrally Cleared Interest Rate Swaps	0	1,791,227	0	1,791,227	(d)

Liabilities:

Futures	(171,738)	0	0	(171,738	)(d)

Total	$4,495,305	$4,774,763,144	$0	$4,779,258,449

(a)	The Portfolio held securities with zero market value at period end.

2025 Annual Report	109

Notes to Financial Statements (continued)

(b)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note 1.A.

(c)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(d)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

C.	Foreign Currency Translation

The accounting records of the Portfolios are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 4:00 p.m., Eastern Time. Amounts related to the purchases and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Portfolios do isolate the effect of changes in foreign exchange rates from changes in market prices of securities sold during the year, as required by the Internal Revenue Code.

The Emerging Markets Portfolio and Intermediate Duration Portfolio may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

D.	Taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal and state income taxes to the extent that all of its income is distributed. The Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned based on management’s understanding of applicable local tax law.

In consideration of recent decisions rendered by the European courts, certain Portfolios filed reclaims to recover taxes withheld on dividends earned from certain European Union countries during calendar years 2018 through 2022. These filings are subject to various administrative and judicial proceedings within these countries. For the year ended September 30, 2025, the Emerging Markets Portfolio successfully recovered taxes withheld by Poland which are reflected in the statement of operations. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax

110	Sanford C. Bernstein Fund, Inc.

years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. As of September 30, 2025, the Portfolios did not have any unrecognized tax benefits.

E.	Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolios amortize premiums and accrete discounts as adjustments to interest income. The Portfolio accounts for distributions received from (“REIT” real estate investment trust) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

F.	Securities Transactions on a When-Issued or Delayed-Delivery Basis

Each Portfolio may purchase securities on a when-issued basis or purchase or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and use the security’s value in determining the Portfolio’s net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security’s value in determining the Portfolio’s net asset value.

G.	Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each Portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

H.	Distribution of Income and Gains

Net investment income of each Portfolio except the Emerging Markets Portfolio is intended to be declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Dividends from net investment income, if any, of the Emerging Markets Portfolio will be paid to shareholders at least once a year.

Distributions of net realized gains, less any available loss carryforwards, if any, for all the Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, “excess distributions” are reflected in the accompanying statement of assets and liabilities. To the extent distributions exceed income and gains for tax purposes, such distributions would be shown as “return of capital” on the statement of changes in net assets. Certain other differences—permanent differences—arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

2025 Annual Report	111

Notes to Financial Statements (continued)

Permanent differences have no effect on net assets. The effects of such permanent differences on each Portfolio, due to contributions from affiliates which are reflected as adjustments to the components of net assets as of September 30, 2025, as shown below:

PORTFOLIO	INCREASE (DECREASE) TO ADDITIONAL PAID-IN CAPITAL	INCREASE (DECREASE) TO DISTRIBUTABLE EARNINGS/ ACCUMULATED LOSS
Emerging Markets Portfolio	$(6,127)	$6,127
California Municipal Portfolio	0	0
Diversified Municipal Portfolio	0	0
New York Municipal Portfolio	0	0
Intermediate Duration Portfolio	0	0

I.	Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

J.	Segment Information

Each Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolios’ President is the CODM. The CODM monitors the operating results of the Portfolios as a whole and the pre-determined Portfolios’ long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segments performance versus the Portfolios’ comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE 2.	Investment Management and Transactions with Affiliated Persons

A.	Management Fee

Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio’s assets, places purchase and sale orders, and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board.

The Portfolios pay the Adviser an investment management fee, based on an annual rate, for such services as follows:

ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO
PORTFOLIO			FIRST $2.5 BILLION	NEXT $2.5 BILLION	THEREAFTER
Emerging Markets			0.950%	0.900%	0.850%

		FIRST $1 BILLION	NEXT $2 BILLION	NEXT $2 BILLION	THEREAFTER
California Municipal and New York Municipal		0.425%	0.375%	0.325%	0.275%

	FIRST $1 BILLION	NEXT $2 BILLION	NEXT $2 BILLION	NEXT $2 BILLION	THEREAFTER
Diversified Municipal	0.425%	0.375%	0.325%	0.275%	0.225%

		FIRST $2.5 BILLION	NEXT $2.5 BILLION	NEXT $3 BILLION	THEREAFTER
Intermediate Duration		0.450%	0.400%	0.350%	0.300%

112	Sanford C. Bernstein Fund, Inc.

The Adviser has agreed to waive its fees and bear certain expenses of the Intermediate Duration Portfolio to the extent necessary to limit the total other expenses (exclusive of advisory fees, distribution and/or service (Rule 12b-1) fees, extraordinary expenses, interest expense, acquired fund fees and expenses other than the advisory fees of any affiliated funds in which the Portfolio may invest, expenses associated with securities sold short, and brokerage commission and other transaction costs) to 0.22%, 0.22% and 0.13% for Class A, Advisor Class and Class Z shares, respectively. For the year ended September 30, 2025, such reimbursements/waivers amounted to $22,833. The Expense Caps may not be terminated by the Adviser before January 28, 2026. As of December 2, 2024, the Adviser has voluntarily agreed to waive its management fee of the Intermediate Duration Portfolio by an amount equal to 0.10% of the Portfolio’s daily average net assets. For the year ended September 30, 2025, such reimbursements/waivers amounted to $3,452,419.

B.	Shareholder Servicing Fee; Transfer Agency Fee

Under the Shareholder Servicing Agreement between the Fund and the Adviser, the Adviser pays expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders. The Shareholder Servicing Agreement does not apply to the Retail Classes. Such services include, but are not limited to, providing information to shareholders concerning their fund investments, systematic withdrawal plans, fund dividend payments and reinvestments, shareholder account or transactions status, net asset value of shares, fund performance, fund services, plans and options, fund investment policies, portfolio holdings and tax consequences of fund investments; dealing with shareholder complaints and other correspondence relating to fund matters; and communications with shareholders when proxies are being solicited from them with respect to voting their fund shares. Under the agreement, the fee paid by each Portfolio, except the Emerging Markets Portfolio, to the Adviser for services is 0.10 of 1%, annualized, of the average daily net assets attributable to the Bernstein Class during the month, and the fee paid by the Emerging Markets Portfolio for services is 0.25 of 1%, annualized, of the average daily net assets attributable to the Bernstein Class during the month. Effective September 2, 2025, the Adviser put in place a voluntary waiver of the Shareholder Servicing fees paid by the Emerging Market Portfolio to the Adviser lowering the effective fee to 0.105 of 1%, annualized, of the average daily net assets attributable to the Bernstein Class during the month.

Under a Transfer Agency Agreement between the Fund on behalf of the Retail Classes, and AllianceBernstein Investor Services, Inc. (“ABIS”), the Retail Classes compensate ABIS, a wholly owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. ABIS may make payments to intermediaries that provide omnibus account services, sub accounting services and/or networking services. For the year ended September 30, 2025, the compensation retained by ABIS amounted to: Emerging Markets Portfolio, $14,710; California Municipal Portfolio, $18,022; Diversified Municipal Portfolio, $146,618; New York Municipal Portfolio, $18,067; and Intermediate Duration Portfolio $18,005

C.	Distribution Arrangements—the Portfolios Except the Retail Classes

Under the Distribution Agreement between the Fund, on behalf of each Portfolio, and Sanford C. Bernstein & Co., LLC (the “Distributor”), the Distributor agrees to act as agent to sell shares of the Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly owned subsidiary of the Adviser.

D.	Distribution Arrangements—the Retail Classes Only

The Retail Classes of the Intermediate Municipal Portfolios and the Fixed Income Taxable Portfolios and Class Z Shares of the Emerging Markets Portfolio have adopted a Distribution Services Agreement (the “Agreement”), including a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each of the Retail Classes pays distribution services fees to AllianceBernstein Investments, Inc., (the “Retail Distributor”), a wholly owned subsidiary of the Adviser, at an annual rate of up to 0.30 of 1% of the Class A Shares, and 1% of the Class C Shares of the respective average daily net assets attributable to the Retail Classes. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of 0.25 of 1% of Class A shares’ average daily net assets. The Agreement provides that the Retail Distributor will use such payments in their entirety for distribution assistance and

2025 Annual Report	113

Notes to Financial Statements (continued)

promotional activities. The Retail Distributor has advised the Fund, that it has incurred expenses in excess of the distribution costs reimbursed by each of the Retail Classes as follows:

	PORTFOLIO
	CALIFORNIA MUNICIPAL	DIVERSIFIED MUNICIPAL	NEW YORK MUNICIPAL
Class C	$1,341,264	$3,291,507	$2,429,105

There are no distribution and servicing fees on the Advisor Class and Class Z Shares.

While such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Retail Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio’s shares.

During the year ended September 30, 2025, the Adviser reimbursed the California Municipal, Diversified Municipal, New York Municipal Portfolios $7,977, $245,160 & $83,795 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

E.	Investments in Affiliated Issuers

The Emerging Markets Portfolio may invest in AB Government Money Market Portfolio, which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolios in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the year ended September 30, 2025, such waivers amounted to:

PORTFOLIO	AMOUNT
Emerging Markets	$25,591

A summary of the Emerging Markets Portfolios’ transactions in shares of the AB Government Money Market Portfolio for the year ended September 30, 2025 is as follows:

FUND	MARKET VALUE 9/30/24 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	MARKET VALUE 9/30/25 (000)	DIVIDEND INCOME (000)
AB Government Money Market Portfolio	$12,059	$326,710	$328,000	$10,769	$548
AB Government Money Market Portfolio*	0	8,297	8,297	0	0	**
Total				$10,769	$548

*	Investments of cash collateral for securities lending transactions (see Note 4).

**	Amount is less than $500.

During the year ended September 30, 2025, the Adviser reimbursed the Emerging Markets Portfolio $6,127 for trading losses incurred due to trade entry errors.

F.	Other Transactions with Affiliates

Class A Shares of the Retail Classes are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. The Intermediate Municipal Portfolio’s Class A shares are sold with a reduced front-end sales charge of up to

114	Sanford C. Bernstein Fund, Inc.

3.00% for purchases up to $500,000; purchases of $500,000 or more will not be subject to a sales charge. With respect to purchases of $1,000,000 or more ($500,000 or more with respect to the Intermediate Municipal Portfolios), Class A Shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%.

Class C Shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective May 31, 2021, Class C shares automatically converted to Class A shares eight years after the end of the calendar month of purchase. Prior to May 31, 2021, Class C shares automatically converted to Class A shares ten years after the end of the calendar month of purchase. Advisor Class and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses.

AllianceBernstein Investments, Inc. has advised the Fund, that it has retained front-end sales charges from sales of Class A Shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C Shares for the year ended September 30, 2025, as follows:

	FRONT-END SALES CHARGES CLASS A	CONTINGENT DEFERRED SALES CHARGES
PORTFOLIO		CLASS A	CLASS C
Diversified Municipal	$0	$49	$2

New York Municipal	0	0	255

Intermediate Duration	7	2	0

California Municipal	0	391	1000

G.	Directors Fee

In connection with the election of a new Board of Directors by shareholders effective January 1, 2025, the Portfolios have adopted a retirement plan for certain independent Directors who retired prior to their initial anticipated retirement date. These Directors received a one-time retirement benefit payable from the Portfolios and certain other funds overseen by the Directors. The Adviser agreed to waive its fees from the Portfolios and certain other funds overseen by the Directors for the cost of such benefit as follows for the year ended September 30, 2024:

PORTFOLIO
Emerging Markets Portfolio	$43,171

California Municipal Portfolio	37,026

Diversified Municipal Portfolio	181,280

New York Municipal Portfolio	48,377

Intermediate Duration Portfolio	149,243

NOTE 3.	Investment Security Transactions

A.	Purchases and Sales

For the year ended September 30, 2025, the Portfolios had purchases and sales transactions, excluding transactions in short-term instruments, as follows:

PORTFOLIO	PURCHASES EXCLUDING U.S. GOVERNMENT SECURITIES	PURCHASES OF U.S. GOVERNMENT SECURITIES	SALES EXCLUDING U.S. GOVERNMENT SECURITIES	SALES OF U.S. GOVERNMENT SECURITIES
Emerging Markets	$912,129,602	$0	$1,021,282,833	$0

California Municipal	297,245,088	0	251,525,078	58,545

Diversified Municipal	1,183,320,342	21,609,700	1,170,702,401	1,374,949

New York Municipal	358,947,749	0	330,715,118	0

Intermediate Duration	915,489,654	7,405,471,146	497,742,950	7,456,938,991

2025 Annual Report	115

Notes to Financial Statements (continued)

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

		GROSS UNREALIZED		NET UNREALIZED APPRECIATION/ (DEPRECIATION)
PORTFOLIO	COST	APPRECIATION	(DEPRECIATION)

Emerging Markets Portfolio	$951,378,993	$350,877,741	$(32,801,099)	$318,076,642

California Municipal Portfolio	1,073,764,965	15,271,885	(25,761,478)	(10,489,593)

Diversified Municipal Portfolio	5,103,511,432	73,381,354	(95,805,615)	(22,424,261)

New York Municipal Portfolio	1,273,775,784	12,710,263	(26,560,891)	(13,850,628)

Intermediate Duration Portfolio	4,857,605,062	61,028,250	(145,230,068)	(84,201,818)

B.	Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Futures

Each Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolios bear the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolios may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time a Portfolio enters into futures, a Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Portfolio agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolios to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolios to unlimited risk of loss. Each Portfolio may enter into futures only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transactions; therefore, the Portfolios’ credit risk is subject to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the year ended September 30, 2025, the Emerging Markets Portfolio held futures for hedging purposes. Intermediate Duration Portfolio held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Emerging Markets Portfolio and Intermediate Duration Portfolio may enter into forward currency exchange contracts on either a spot (i.e., cash) or forward basis. Spot contracts are entered into at the rate then prevailing in the currency-exchange market. Forward currency exchange contracts obligate the contracting parties to purchase or sell a specific

116	Sanford C. Bernstein Fund, Inc.

currency at a specified future date at a specified price. The Portfolios will generally not enter into a forward currency exchange contract with a term greater than one year. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Forward currency exchange contracts used to protect the Portfolios from adverse currency movements involve the risk that the Adviser may not accurately predict currency movements. As a result, total return could be adversely affected. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and other options. The Adviser may enter into foreign currency transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value.

Under certain circumstances, Emerging Markets Portfolio may commit a substantial portion or the entire value of the Portfolios to the consummation of these contracts. The Adviser will consider the effect that a substantial commitment of assets to forward currency exchange contracts would have on the investment program of the Portfolios and the flexibility of the Portfolios to purchase additional securities.

During the year ended September 30, 2025, the Emerging Markets Portfolio and Intermediate Duration Portfolio held forward currency exchange contracts for hedging purposes.

•	Swaps

The Portfolios may enter into swaps to hedge their exposure to interest rates, credit risk, or currencies. Certain Portfolios may also enter into swaps for non-hedging purposes as a means of gaining market exposures, including by making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolios, and/or the termination value at the end of the contract. Therefore, the Portfolios consider the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolios accrue for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enter into a centrally cleared swap, the Portfolios deposit with the broker or segregates at is custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolios agree to receive from or pay

2025 Annual Report	117

Notes to Financial Statements (continued)

to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Portfolios are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional amount.

In addition, a Portfolio may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

During the year ended September 30, 2025, the California Municipal Portfolio, Diversified Municipal Portfolio, New York Municipal Portfolio held interest rate swaps for hedging purposes. Intermediate Duration Portfolio held interest rate swaps for hedging and non-hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the year ended September 30, 2025, the California Municipal Portfolio and Diversified Municipal Portfolio and New York Municipal Portfolio held inflation (CPI) swaps for hedging purposes.

Credit Default Swaps:

The Fixed-Income Portfolios may enter into credit default swaps for multiple reasons, including to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults by corporate and sovereign issuers held by the Portfolios, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. The Portfolios may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolios receive/(pay) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolios will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolios for the same referenced obligations with the same counterparty.

118	Sanford C. Bernstein Fund, Inc.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If a Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If a Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the schedule of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the market’s assessment of the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the year ended September 30, 2025, the Diversified Municipal Portfolio and California Municipal Portfolio held credit default swaps for hedging purposes.

A Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of a Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

A Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of a Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, a Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the year ended September 30, 2025, the Portfolios had entered into the following derivatives:

EMERGING MARKETS PORTFOLIO	ASSET DERIVATIVES		LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$2,712,790	Unrealized depreciation on forward currency exchange contracts	$4,501,210

Total		$2,712,790		$4,501,210

2025 Annual Report	119

Notes to Financial Statements (continued)

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(30,582)	$0

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	(5,580,217)	(1,353,358)

Total		$(5,610,799)	$(1,353,358)

CALIFORNIA MUNICIPAL PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Credit contracts				Payable for variation margin on centrally cleared swaps	$12,793	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$1,526,479	*	Payable for variation margin on centrally cleared swaps	369,148	*

Total		$1,526,479			$381,941

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$1,464,161	$(1,661,831)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(317,644)	(12,793)

Total		$1,146,517	$(1,674,624)

120	Sanford C. Bernstein Fund, Inc.

DIVERSIFIED MUNICIPAL PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Credit contracts				Payable for variation margin on centrally cleared swaps	$71,101	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$6,834,325	*	Payable for variation margin on centrally cleared swaps	1,422,064	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	3,218,346

Total		$10,052,671			$1,493,165

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$3,855,125	$(1,216,562)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(1,759,319)	20,689

Total		$2,095,806	$(1,195,873)

NEW YORK MUNICIPAL PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$1,563,580	*	Payable for variation margin on centrally cleared swaps	$1,096,483	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	956,045

Total		$2,519,625			$1,096,483

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

2025 Annual Report	121

Notes to Financial Statements (continued)

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$321,616	$319,078

Total		$321,616	$319,078

INTERMEDIATE DURATION PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Interest rate contracts	Receivable for variation margin on futures	$4,667,043	*	Payable for variation margin on futures	$171,738	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	599,779	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	470,224

Total		$5,737,046			$171,738

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(1,512,183)	$2,792,637

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	(30,342)	780,674

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	450,817	(85,732)

Total		$(1,091,708)	$3,487,579

122	Sanford C. Bernstein Fund, Inc.

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the year ended September 30, 2025:

EMERGING MARKETS PORTFOLIO

Futures:

Average notional amount of buy contracts	$3,151,339	(a)

Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$246,857,613

Average principal amount of sale contracts	$231,755,254

(a)	Positions were open for one month during the year.

CALIFORNIA MUNICIPAL PORTFOLIO

Interest Rate Swaps:

Average notional amount	$12,395,000	(a)

Centrally Cleared Interest Rate Swaps:

Average notional amount	$81,218,923

Centrally Cleared Inflation Swaps:

Average notional amount	$104,833,333

Centrally Cleared Credit Default Swaps:

Average notional amount of buy contracts	$6,516,667

(a)	Positions were open for eleven month during the year.

DIVERSIFIED MUNICIPAL PORTFOLIO

Interest Rate Swaps:

Average notional amount	$57,160,000

Centrally Cleared Interest Rate Swaps:

Average notional amount	$301,112,308

Centrally Cleared Inflation Swaps:

Average notional amount	$503,500,000

Centrally Cleared Credit Default Swaps:

Average notional amount of buy contracts	$46,270,769

NEW YORK MUNICIPAL PORTFOLIO

Interest Rate Swaps:

Average notional amount	$16,980,000

Centrally Cleared Interest Rate Swaps:

Average notional amount	$102,258,462

Centrally Cleared Inflation Swaps:

Average notional amount	$133,125,000

INTERMEDIATE DURATION PORTFOLIO

Futures:

Average notional amount of buy contracts	$838,545,801

Average notional amount of sale contracts	$73,240,093

Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$4,871,158	(a)

Average principal amount of sale contracts	$29,104,591

Centrally Cleared Interest Rate Swaps:

Average notional amount	$19,060,000

(a)	Positions were open for five month during the year.

2025 Annual Report	123

Notes to Financial Statements (continued)

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of September 30, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

EMERGING MARKETS PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America NA	$62,275	$(62,275)	$0	$0	$0

Barclays Capital, Inc.	238,506	(238,506)	0	0	0

BNP Paribas SA	51,115	(20,390)	0	0	30,725

Citibank NA	970,660	(701,937)	(268,723)	0	0

Deutsche Bank AG	92,725	(15,404)	0	0	77,321

Goldman Sachs Bank USA	27,055	(4,291)	0	0	22,764

HSBC Bank USA	11,341	0	0	0	11,341

Morgan Stanley Capital Services, Inc.	1,138,994	(1,138,994)	0	0	0

State Street Bank & Trust Co.	2,864	(2,864)	0	0	0

UBS	117,255	0	0	0	117,255

Total	$2,712,790	$(2,184,661)	$(268,723)	$0	$259,406	^

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Bank of America NA	$1,630,663	$(62,275)	$(1,568,388)	$0	$0

Barclays Capital, Inc.	267,089	(238,506)	(28,583)	0	0

BNP Paribas SA	20,390	(20,390)	0	0	0

Citibank NA	701,937	(701,937)	0	0	0

Deutsche Bank AG	15,404	(15,404)	0	0	0

Goldman Sachs Bank USA	4,291	(4,291)	0	0	0

JPMorgan Chase Bank	145,716	0	0	0	145,716

Morgan Stanley Capital Services, Inc.	1,522,325	(1,138,994)	(383,331)	0	0

State Street Bank & Trust Co.	193,395	(2,864)	0	0	190,531

Total	$4,501,210	$(2,184,661)	$(1,980,302)	$0	$336,247	^

DIVERSIFIED MUNICIPAL PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Citibank NA	$3,218,346	$0	$(3,218,346)	$0	$0

Total	$3,218,346	$0	$(3,218,346)	$0	$0	^

124	Sanford C. Bernstein Fund, Inc.

NEW YORK MUNICIPAL PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Citibank NA	$956,045	$0	$(950,000)	$0	$6,045

Total	$956,045	$0	$(950,000)	$0	$6,045	^

INTERMEDIATE DURATION PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS
Societe Generale	$7,626	$0	$0	$0	$7,626
State Street Bank & Trust Co.	462,598	0	0	0	462,598
Total	$470,224	$0	$0	$0	$470,224	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

C.	Currency Transactions

The Emerging Markets and Intermediate Duration Portfolios may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolios may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolios may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolios and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolios may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

D.	TBA and Dollar Rolls

The Portfolios may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

The Intermediate Duration Portfolio may enter into certain TBA transactions known as dollar rolls. Dollar rolls involve sales by the Portfolios of securities for delivery in the current month and the Portfolio’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. For the year ended September 30, 2025, Intermediate Duration Portfolio earned drop income of $2,815,087, which is included in interest income in the accompanying statement of operations.

2025 Annual Report	125

Notes to Financial Statements (continued)

NOTE 4.	Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the consolidated statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the consolidated statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Emerging Markets Portfolio transactions surrounding securities lending for the year ended September 30, 2025 is as follows:

MARKET VALUE OF SECURITIES ON LOAN*	CASH COLLATERAL*	MARKET VALUE OF NON-CASH COLLATERAL*	INCOME FROM BORROWERS	AB GOVERNMENT MONEY MARKET PORTFOLIO
				INCOME EARNED	ADVISORY FEE WAIVED

$9,340,595	$0	$9,815,896	$6,799	$76	$89

*	As of September 30, 2025.

126	Sanford C. Bernstein Fund, Inc.

NOTE 5.	Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended September 30, 2025 and September 30, 2024 were as follows:

PORTFOLIO	2025	2024
Emerging Markets

Distributions paid from:

Ordinary income	$23,235,252	$18,118,606

Long-term capital gains		0

Total distributions paid	$23,235,252	$18,118,606

California Municipal

Distributions paid from:

Ordinary income	$946,728	$1,315,430

Long-term capital gains		0

Total taxable distributions	946,728	1,315,430

Tax exempt distributions	29,433,579	27,584,693

Tax return of capital	560,827	0

Total distributions paid	$30,941,134	$28,900,123

Diversified Municipal

Distributions paid from:

Ordinary income	$7,588,973	$8,764,865

Long-term capital gains		0

Total taxable distributions	7,588,973	8,764,865

Tax exempt distributions	144,892,123	138,497,943

Total distributions paid	$152,481,096	$147,262,808

New York Municipal

Distributions paid from:

Ordinary income	$964,191	$1,837,686

Long-term capital gains		0

Total taxable distributions	964,191	1,837,686

Tax exempt distributions	34,219,646	33,907,609

Total distributions paid	$35,183,837	$35,745,295

Intermediate Duration

Distributions paid from:

Ordinary income	$174,512,053	$157,150,760

Long-term capital gains		0

Total distributions paid	$174,512,053	$157,150,760

2025 Annual Report	127

Notes to Financial Statements (continued)

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

PORTFOLIO	UNDISTRIBUTED ORDINARY INCOME(a)	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	ACCUMULATED CAPITAL AND OTHER LOSSES(b)	UNREALIZED APPRECIATION/ (DEPRECIATION)(c)	TOTAL ACCUMULATED EARNINGS/ (DEFICIT)(d)
Emerging Markets	$17,642,475	$0	$(45,864,992)	$316,354,289	$288,131,772

California Municipal	0	0	(8,430,217)	(10,489,593)	(18,919,810)

Diversified Municipal	1,766,305	0	(83,570,287)	(22,549,144)	(104,353,126)

New York Municipal	640,993	0	(28,645,605)	(13,990,465)	(41,995,077)

Intermediate Duration	9,431,724	0	(403,061,599)	(84,289,104)	(477,918,979)

(a)	Includes tax exempt income as shown below:

California Municipal	$0

Diversified Municipal	1,766,305

New York Municipal	640,993

(b)

As of September 30, 2025 certain Portfolios had capital loss carryforwards for federal income tax purposes. As of September 30, 2025 Emerging Markets Portfolio utilized capital loss carryforwards of $87,161,396. As of September 30, 2025 Intermediate Duration Portfolio deferred $1,787,450 in straddle losses.

(c)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps and passive foreign investment companies (PFICs), the tax treatment of callable bonds, the tax treatment of Puerto Rico bonds, and the realization for tax purposes of gains/losses on certain derivative instruments.

(d)

The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the tax treatment of the accrual of foreign capital gains tax, and dividends payable to shareholders.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

As of September 30, 2025, the following Portfolios had net capital loss carryforwards as follows:

PORTFOLIO	SHORT-TERM AMOUNT	LONG-TERM AMOUNT
Emerging Markets	$45,864,992	$0

California Municipal	8,430,217	0

Diversified Municipal	63,805,377	19,764,910

New York Municipal	28,083,376	562,229

Intermediate Duration Portfolio	130,806,605	270,467,544

NOTE 6.	Risks Involved in Investing in the Portfolios

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities

128	Sanford C. Bernstein Fund, Inc.

with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Portfolio performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Credit Risk—This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The issuer or guarantor may default, potentially causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating, although credit ratings are opinions and not guarantees of quality. The credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations, making credit risk greater for medium-quality and lower-rated debt securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative credit risks. At times when credit risk is perceived to be greater, credit “spreads” (i.e., the difference between the yields on lower quality securities and the yields on higher quality securities) may get larger or “widen”. As a result, the values of the lower quality securities may go down more and they may become harder to sell.

Duration Risk—The duration of a fixed-income security may be shorter than or equal to full maturity of the fixed-income security. Fixed-income securities with longer durations have more interest-rate risk and will decrease in price as interest rates rise. Securities that have final maturities longer than their durations may be affected by increased credit spreads to a far greater degree than their durations would suggest, because they are exposed to credit risk until final maturity.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. The value of municipal securities may also be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. To the extent the Portfolios invests in a particular state’s municipal securities, it may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as droughts, wildfires, flooding and earthquakes, which may be further exacerbated by recent environmental conditions and climate change patterns. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, are subject to the risk that factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The municipal securities issued by Puerto Rico and its government agencies and municipalities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Non-diversification Risk—Concentration of investments in a small number of securities tends to increase risk. The New York Municipal and California Municipal Portfolios are not “diversified”, meaning they can invest more of their assets in a relatively small number of issuers with greater concentration of risk. Matters affecting these issuers can have a more significant effect on the Portfolios’ net asset value.

2025 Annual Report	129

Notes to Financial Statements (continued)

Inflation-Protected Securities Risk—The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in an inflation index. Decreases in the inflation rate or in investors’ expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis. In addition, there can be no assurance that the relevant inflation index will accurately measure the rate of inflation, in which case the securities may not work as intended. These securities may be more difficult to trade or dispose of than other types of securities.

Foreign (Non-U.S.) Securities Risk—Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities such as less liquid, less transparent, less regulated and more volatile markets. These risks include risks related to unfavorable or unsuccessful government actions, reduction of government or central bank support, economic sanctions and potential responses to those sanctions, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, social instability, armed conflict, and other adverse market, economic, political and regulatory factors, all of which could disrupt the financial markets in which the Portfolios invest and adversely affect the value of the Portfolios’ assets.

Country Concentration Risk—The Portfolios may not always be diversified among countries or regions and the effect on the share price of the Portfolios of specific risks such as political, regulatory and currency may be magnified due to concentration of the Portfolios’ investments in a particular country or region.

Emerging Markets Securities Risk— The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries because the markets are less developed, less liquid and subject to increased potential for market manipulation and there may be a greater amount of economic, political and social uncertainty. These risks are even more pronounced in “frontier” markets, which are investable markets with lower total market capitalization and liquidity than the more developed emerging markets. Emerging markets typically have fewer medical and economic resources than the more developed countries, and thus they may be less able to control or mitigate the effects of a pandemic, climate change, or a natural disaster.

Derivatives Risk—The Portfolios may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. While hedging can guard against potential risks, there is also a risk that a derivative intended as a hedge may not perform as expected. In addition to other risks such as the credit risk of the counterparty (the party on the other side of the transaction), derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolios. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted as margin or collateral for derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolios more volatile and can compound other risks. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio. Use of derivatives may have different tax consequences for the Portfolios than an investment in the underlying asset or index, and such differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and certain foreign governments have adopted regulations governing derivatives markets, including mandatory clearing of certain derivatives as well as additional regulations governing margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets.

Mortgage-Related and Asset-Related Securities Risk—Mortgage- and asset-related securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-related securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. Asset-related securities entail certain risks not presented by mortgage-backed securities, including the risk that it may be difficult to perfect the liens securing any collateral backing certain asset-backed securities.

130	Sanford C. Bernstein Fund, Inc.

Prepayment and Extension Risk—Prepayment risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. If this happens, particularly during a time of declining interest rates or credit spreads, the Portfolios will not benefit from the rise in market price that normally accompanies a decline in interest rates, and may not be able to invest the proceeds in securities providing as much income, resulting in a lower yield to the Portfolios. Conversely, extension risk is the risk that as interest rates rise or spreads widen, payments of securities may occur more slowly than anticipated by the market. If this happens, the values of these securities may go down because their interest rates are lower than current market rates and they remain outstanding longer than anticipated.

Subordination Risk—The Portfolios may invest in securities that are subordinated to more senior securities of an issuer, or which represent interests in pools of such subordinated securities. Subordinated securities will be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time.

Management Risk—The Portfolios are subject to management risk because they are actively- managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but these techniques, analyses and decisions may not work as intended or may not produce the desired results, and may, during certain periods, result in increased volatility for the Portfolios or cause the value of the Portfolios’ shares to go down. In some cases, derivatives and other investment techniques may be unavailable, or the Adviser may determine not to use them, possibly even under market conditions where their use could benefit the Portfolios. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. In addition, the Adviser may change the Portfolios’ investment strategies or policies from time to time. Those changes may not lead to the results intended by the Adviser and could also have an adverse effect on the value or performance of the Portfolios.

Illiquid Investments Risk—Illiquid investments risk exists when particular investments are difficult or impossible to purchase or sell, possibly preventing the Portfolios from purchasing or selling these securities at an advantageous price. In certain cases, governmental actions could prevent sales of securities or repatriation of proceeds. Over recent years, regulatory changes have led to reduced liquidity in the marketplace, and the capacity of dealers to make markets in fixed-income securities has been outpaced by the growth in the size of the fixed-income markets. Illiquid investments risk may be magnified in a rising interest rate environment, where the value and liquidity of fixed-income securities generally go down. The municipal Portfolios are subject to greater risk because the market for municipal securities is generally smaller and may not be liquid as many other fixed-income markets, which may make municipal securities more difficult to trade or dispose of than other types of securities. Illiquid securities may also be difficult to value. If the Portfolios is forced to sell an illiquid asset to meet redemption requests or other cash needs, or to try to limit losses, the Portfolios may be forced to sell at a substantial loss or may not be able to sell at all.

Redemption Risk—The Portfolios may experience heavy redemptions that could cause the Portfolios to liquidate their assets at inopportune times or unfavorable prices or increase or accelerate taxable gains or transaction costs and may negatively affect the Portfolios’ net asset value (“NAV”), or performance, which could cause the value of your investment to decline. Redemption risk is heightened during periods of overall market turmoil.

Foreign Currency Risk—This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolios’ investments or reduce the returns of the Portfolios. For example, the value of the Portfolios’ investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). The value of the U.S. Dollar has recently appreciated in value against most foreign currencies, which may negatively affect the value of the Portfolios’ foreign investments when converted to U.S. Dollars.

Actions by a Few Major Investors—In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolios.

Market Risk—The Portfolios are subject to market risk, which is the risk that securities prices in general or in particular countries or sectors may decline over short or extended periods. Stock or bond prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency and

2025 Annual Report	131

Notes to Financial Statements (continued)

commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts; cybersecurity events; market disruptions caused by tariffs; trade disputes; measures to address budget deficits; downgrading of sovereign debt; sanctions or other government actions; and other factors.

The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs on various categories of goods imported from the other country, restrictions on investment and adverse impacts on affected companies and securities. For example, the current political climate between the United States and China has intensified concerns about protectionist trade policies and a potential trade war between China and the United States. The United States has imposed tariffs and other trade barriers on Chinese exports and placed other restrictions on or barriers to investments in China. Trade disputes, particularly prolonged disputes, may adversely affect the economies of the United States and its trading partners, as well as the companies directly or indirectly affected by the dispute and financial markets generally, and thus may adversely affect the value of the Portfolio’s assets. In addition, an increase in tariffs or trade restrictions, or even the threat of such increased tariffs or restrictions, could lead to a significant reduction in international trade, which could have a negative impact on the global economy and a commensurately negative impact on the Portfolio. The United States government has in the recent past acted to prohibit U.S. persons, such as the Portfolio, from owning, and required them to divest, certain Chinese companies designated as related to the Chinese military. There is no assurance that more such companies will not be so designated in the future, which could limit the Portfolio’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Some countries and regions in which the Portfolio invests have strained international relations due to territorial disputes, historical animosities or other defense concerns. Incidents involving a country’s or region’s security may cause uncertainty in the markets and may adversely affect a Portfolio’s investments. For example, the Chinese government is involved in a territorial dispute with Taiwan as well as other territorial disputes; the risk of a forced unification with Taiwan by the Chinese government may adversely affect securities of Chinese, Taiwan-based and other issuers both in and outside the region. If the political climate between the United States, China and other countries in Asia continues to deteriorate, economies and markets may be adversely affected.

Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the United Kingdom’s exit from the European Union; potential trade imbalances with China or other countries; or sanctions or other government actions against Russia, other nations, or individuals or companies (or countermeasures taken in response to such sanctions), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, armed conflict, including Russia’s military invasion of Ukraine and the conflict involving Israel and other countries in the Middle East, terrorism, natural disasters (including the spread of infectious illness) and other circumstances in one country or region could have profound impacts on global economies or markets. Following Russia’s invasion of Ukraine commencing in February of 2022, the United States, the European Union and other countries instituted numerous sanctions against Russia and Belarus and certain companies and individuals. Russia in turn has taken a large number of retaliatory actions, some of which effectively froze Russian securities held by U.S. investors (including U.S. funds such as the Portfolio) and investors in other countries viewed as “unfriendly” by Russia, including securities represented by depositary receipts, effectively precluding the Portfolio from buying, selling, receiving or delivering those securities or accessing income received on such securities. Since then, Russian securities held by investors in the U.S. and other jurisdictions viewed as “unfriendly” by Russia have lost all, or nearly all, of their market value, and many other issuers, securities and markets have been adversely affected. The disruption of the Russian economy has had severe adverse effects on the region and beyond, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio’s investments may be negatively affected.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular U.S. federal income, and if applicable, state income taxes. Unfavorable legislation, adverse interpretations by federal or state

132	Sanford C. Bernstein Fund, Inc.

authorities, litigation or noncompliant conduct by the issuer of a municipal security could affect the tax-exempt status of municipal securities. If the Internal Revenue Service or a state authority determines that an issuer of a municipal security has not complied with applicable requirements, interest from the security could become subject to regular U.S. federal income tax and/or state personal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly, and a portion of the distributions to Portfolio shareholders could be recharacterized as taxable. The U.S. Congress has considered changes to U.S. federal tax law that would, if enacted, have a negative impact on certain types of municipal securities, such as private activity bonds, or would otherwise make investments in municipal bonds less attractive.

Capitalization Risk—Investments in small-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources. The prices of securities of small-capitalization companies are more volatile than those of large-capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of mid-capitalization companies may underperform large capitalization companies, may be harder to sell at times or at prices the portfolio managers believe appropriate and may have greater potential for losses.

Allocation Risk—The allocation of investments among investment disciplines may have a significant effect on the Portfolios’ performance when the investment disciplines in which the Portfolios have greater exposure perform worse than the investment disciplines with less exposure. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The Portfolios may allocate a significant portion of its assets to securities of companies in broadly related industries within an economic sector. Companies in the same sector may be similarly affected by economic or market events, making the Portfolios more vulnerable to unfavorable developments in that sector than funds that invest more broadly.

Lower-rated Securities Risk—Lower-rated securities, or junk bonds/high-yield securities, are subject to greater risk of loss of principal and interest and greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates.

Active Trading Risk—The Portfolio expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Portfolio’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Portfolio shareholders.

Cybersecurity Risk—Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Portfolio assets, customer data (including private shareholder information), or proprietary information, or cause the Portfolios, the Adviser, and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality, or prevent Portfolio investors from purchasing, redeeming or exchanging shares or receiving distributions. A Portfolio and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers. Cybersecurity incidents may result in financial losses to such Portfolio and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

NOTE 7.	Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the year ended September 30, 2025.

2025 Annual Report	133

Notes to Financial Statements (continued)

NOTE 8.	Capital-Share Transactions

The Fund has authorized 17.5 billion shares of common stock, par value $0.001 per share, of which 8.8 billion shares are allocated to the SCB Portfolios. The allocation is as follows:

	ALLOCATION OF SHARES (IN MILLIONS)
PORTFOLIO	BERNSTEIN CLASS SHARES	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES	CLASS R SHARES	CLASS Z SHARES	CLASS T SHARES	TOTAL
Emerging Markets	200	0	0	0	0	0	300	0	500

California Municipal	200	200	200	200	200	0	200	300	1,500

Diversified Municipal	800	400	400	400	400	0	600	300	3,300

New York Municipal	400	200	200	200	200	0	200	300	1,700

Intermediate Duration	800	300	0	0	300	0	400	0	1,800

Share transactions for each Portfolio for the years ended September 30, 2025 and September 30, 2024, were as follows:

	EMERGING MARKETS PORTFOLIO

	SHARES		AMOUNT

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24
Emerging Markets Class Shares

Shares sold	3,126,374	3,824,924	$90,029,923	$98,689,134

Shares issued to shareholders on reinvestment of dividends and distributions	585,227	517,189	16,169,832	12,376,333

Shares redeemed	(5,708,638)	(5,498,037)	(165,482,007)	(142,066,701)

Net decrease	(1,997,037)	(1,155,924)	$(59,282,252)	$(31,001,234)

Class Z Shares

Shares sold	0	21,268	$0	$518,085

Shares issued to shareholders on reinvestment of dividends and distributions	67,684	79,491	1,868,763	1,901,430

Shares redeemed	(934,167)	(1,076,464)	(26,779,930)	(26,653,637)

Net decrease	(866,483)	(975,705)	$(24,911,167)	$(24,234,122)

134	Sanford C. Bernstein Fund, Inc.

	CALIFORNIA MUNICIPAL PORTFOLIO

	SHARES		AMOUNT

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24
Municipal Class Shares

Shares sold	14,774,861	26,295,912	$203,955,177	$361,273,562

Shares issued to shareholders on reinvestment of dividends	1,439,037	1,305,229	19,847,683	18,012,224

Shares redeemed	(12,776,513)	(28,523,916)	(176,281,939)	(391,232,532)

Net increase (decrease)	3,437,385	(922,775)	$47,520,921	$(11,946,746)

Class A Shares*

Shares sold	785,766	1,143,793	$10,849,321	$15,559,375

Shares issued to shareholders on reinvestment of dividends	59,727	62,246	822,742	858,967

Shares converted from Class C	23,205	41,898	322,542	562,475

Shares converted to Advisor Class	(3,338,500)	0	(46,040,583)	0

Shares redeemed	(920,518)	(1,093,079)	(12,617,623)	(14,894,715)

Net increase (decrease)	(3,390,320)	154,858	$(46,663,601)	$2,086,102

Class C Shares*

Shares sold	20,253	40,895	$280,482	$559,911

Shares issued to shareholders on reinvestment of dividends	1,441	2,312	19,863	31,889

Shares converted to Advisor Class	(110,592)	0	(1,524,737)	0

Shares converted to Class A	(23,216)	(41,890)	(322,542)	(562,475)

Shares redeemed	(57,560)	(75,447)	(797,757)	(1,032,840)

Net decrease	(169,674)	(74,130)	$(2,344,691)	$(1,003,515)

Advisor Class Shares

Shares sold	5,175,800	4,360,075	$71,339,926	$59,278,972

Shares issued to shareholders on reinvestment of dividends	189,065	149,417	2,608,202	2,061,911

Shares converted from Class A	3,338,790	0	46,040,583	0

Shares converted from Class C	110,572	0	1,524,737	0

Shares redeemed	(4,184,795)	(4,008,555)	(57,466,496)	(54,409,024)

Net increase	4,629,432	500,937	$64,046,952	$6,931,859

*	Converted to Advisor Class on September 3, 2025.

2025 Annual Report	135

Notes to Financial Statements (continued)

	DIVERSIFIED MUNICIPAL PORTFOLIO

	SHARES		AMOUNT

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24
Municipal Class Shares

Shares sold	40,682,264	93,530,001	$563,151,678	$1,289,678,611

Shares issued to shareholders on reinvestment of dividends	6,082,834	5,954,502	84,052,031	82,342,869

Shares redeemed	(63,376,165)	(105,790,706)	(876,528,695)	(1,457,519,582)

Net decrease	(16,611,067)	(6,306,203)	$(229,324,986)	$(85,498,102)

Class A Shares

Shares sold	1,522,261	1,898,653	$21,082,028	$26,171,257

Shares issued to shareholders on reinvestment of dividends	235,901	254,815	3,261,770	3,525,873

Shares converted from Class C	85,754	85,093	1,189,838	1,169,052

Shares redeemed	(3,691,276)	(4,483,687)	(51,069,947)	(61,841,524)

Net decrease	(1,847,360)	(2,245,126)	$(25,536,311)	$(30,975,342)

Class C Shares

Shares sold	37,580	96,779	$521,182	$1,336,338

Shares issued to shareholders on reinvestment of dividends	9,929	11,383	137,299	157,478

Shares converted to Class A	(85,773)	(85,134)	(1,189,838)	(1,169,052)

Shares redeemed	(144,557)	(99,586)	(2,002,923)	(1,376,462)

Net decrease	(182,821)	(76,558)	$(2,534,280)	$(1,051,698)

Advisor Class Shares

Shares sold	10,832,422	14,944,087	$149,542,939	$205,417,867

Shares issued to shareholders on reinvestment of dividends	685,445	668,732	9,465,085	9,245,694

Shares redeemed	(12,325,366)	(13,726,799)	(170,253,733)	(188,652,985)

Net increase (decrease)	(807,499)	1,886,020	$(11,245,709)	$26,010,576

Class Z Shares

Shares sold	38,870,273	7,584,419	$534,715,361	$104,028,637

Shares issued to shareholders on reinvestment of dividends	815,538	762,365	11,276,701	10,545,345

Shares redeemed	(9,195,534)	(12,188,112)	(126,924,325)	(167,776,747)

Net increase (decrease)	30,490,277	(3,841,328)	$419,067,737	$(53,202,765)

136	Sanford C. Bernstein Fund, Inc.

	NEW YORK MUNICIPAL PORTFOLIO

	SHARES		AMOUNT

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24
Municipal Class Shares

Shares sold	12,390,680	35,241,900	$166,136,309	$469,614,601

Shares issued to shareholders on reinvestment of dividends	1,776,990	1,825,316	23,771,829	24,433,295

Shares redeemed	(17,872,527)	(40,208,328)	(239,549,123)	(535,750,259)

Net decrease	(3,704,857)	(3,141,112)	$(49,640,985)	$(41,702,363)

Class A Shares

Shares sold	478,705	511,550	$6,444,742	$6,856,811

Shares issued to shareholders on reinvestment of dividends	87,023	96,636	1,163,828	1,293,291

Shares converted from Class C	36,803	89,224	491,109	1,179,567

Shares redeemed	(1,032,061)	(1,250,242)	(13,801,795)	(16,631,590)

Net decrease	(429,530)	(552,832)	$(5,702,116)	$(7,301,921)

Class C Shares

Shares sold	103,614	3,959	$1,396,070	$53,025

Shares issued to shareholders on reinvestment of dividends	1,916	2,820	25,622	37,695

Shares converted to Class A	(36,808)	(89,220)	(491,109)	(1,179,567)

Shares redeemed	(46,980)	(21,395)	(632,415)	(284,563)

Net increase (decrease)	21,742	(103,836)	$298,168	$(1,373,410)

Advisor Class Shares

Shares sold	2,095,450	1,375,768	$27,991,632	$18,427,073

Shares issued to shareholders on reinvestment of dividends	70,628	84,614	944,644	1,131,119

Shares redeemed	(1,913,739)	(2,333,393)	(25,591,342)	(31,152,477)

Net increase (decrease)	252,339	(873,011)	$3,344,934	$(11,594,285)

2025 Annual Report	137

Notes to Financial Statements (continued)

	INTERMEDIATE DURATION PORTFOLIO

	SHARES		AMOUNT

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24
Intermediate Duration Class Shares

Shares sold	64,414,540	87,071,641	$723,808,613	$973,902,553

Shares issued to shareholders on reinvestment of dividends and distributions	11,624,664	10,412,340	130,447,643	116,513,114

Shares redeemed	(52,872,100)	(42,205,223)	(594,356,453)	(471,579,450)

Net increase	23,167,104	55,278,758	$259,899,803	$618,836,217

Class A Shares

Shares sold	14,341	10,860	$160,889	$121,816

Shares issued to shareholders on reinvestment of dividends and distributions	1,978	1,628	22,225	18,257

Shares redeemed	(18,160)	(5,005)	(204,767)	(56,228)

Net increase (decrease)	(1,841)	7,483	$(21,653)	$83,845

Advisor Class Shares

Shares sold	123,608	28,314	$1,374,250	$312,412

Shares issued to shareholders on reinvestment of dividends and distributions	226	3	2,534	30

Shares redeemed	(37,670)	(1,654)	(420,319)	(18,786)

Net increase	86,164	26,663	$956,465	$293,656

Class Z Shares

Shares sold	86	18	$967	$200

Shares issued to shareholders on reinvestment of dividends and distributions	1	0	6	1

Shares redeemed	(10)	(9)	(109)	(105)

Net increase	77	9	$864	$96

NOTE 9.	Subsequent Events

At meetings held on May 6-8, 2025 (the “Meeting”), the Board of Directors of the Fund (the “Board”) approved the reorganization of the California Municipal Portfolio and New York Municipal Portfolio (each an “Acquired Portfolio”) into newly-created exchange-traded funds (each an “ETF”) (a “Conversion”), which will be managed by AllianceBernstein L.P. (the “Adviser”). Pursuant to an Agreement and Plan of Acquisition and Termination, each Acquired Portfolio will be converted into an ETF (an “Acquiring Portfolio”), a newly-created series of AB Active ETFs, Inc., with an identical investment objective, identical fundamental investment policies, identical portfolio management team and identical investment strategies as its respective Acquired Portfolio. The closing date of the California Municipal Portfolio’s Conversion into the AB California Intermediate Municipal ETF occurred on October 6, 2025. The closing date of the New York Municipal Portfolio’s Conversion into the AB New York Municipal ETF occurred on November 10, 2025. An Information Statement/Prospectus addressing the Conversion was filed on November 10, 2025.

138	Sanford C. Bernstein Fund, Inc.

Also at the Meeting, the Adviser recommended, and the Board approved, the following, effective November 7, 2025: (i) a contractual waiver of a portion of the advisory fee paid by the Intermediate Duration Portfolio; and (ii) contractual limits on Intermediate Duration Portfolio operating expenses. In addition, the Board approved: (i) the discontinuance of the offering of Class A and Advisor Class shares of the Portfolio to investors effective May 13, 2025; (ii) the liquidation of the assets of the Portfolio corresponding to such classes of shares; (iii) the making of a final liquidating distribution to the remaining shareholders of each such class on or about November 7, 2025; and (iv) the redemption of all outstanding shares of each such class in the liquidating distribution or immediately thereafter. The Board also approved changes to the Intermediate Duration Portfolio’s name and principal strategies which will be effective on or about November 7, 2025, when the Intermediate Duration Portfolio’s name will change to “AB Core Bond Portfolio”. A Supplement dated May 9, 2025 to the Intermediate Duration Portfolio’s Prospectus dated January 31, 2025, has been filed with the Securities and Exchange Commission.

At a Meeting held on August 5-6, 2025, the Adviser recommended, and the Board approved the reorganization of Emerging Markets Portfolio (the “Acquired Portfolio”) into AB Emerging Markets Opportunities ETF (the “Acquiring Portfolio,” both the “Portfolios”), an existing exchange-traded fund (“ETF”), a series of AB Active ETFs, Inc. (the “Acquisition”). Both the Portfolios have similar investment objectives and identical fundamental investment policies. The closing date of the Acquisition is expected to occur on or about January 23, 2026.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Portfolios’ financial statements through this date.

2025 Annual Report	139

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Sanford C. Bernstein Fund, Inc. and Shareholders of Emerging Markets Portfolio, California Municipal Portfolio, Diversified Municipal Portfolio, New York Municipal Portfolio, and AB Core Bond Portfolio (formerly Intermediate Duration Portfolio)

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Emerging Markets Portfolio, California Municipal Portfolio, Diversified Municipal Portfolio, New York Municipal Portfolio, and Intermediate Duration Portfolio (five of the nine portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter collectively referred to as the “Portfolios”) as of September 30, 2025, the related statements of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of September 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2025 and each of the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

November 26, 2025

We have served as the auditor of one or more investment companies in the AB Group of Mutual Funds since at least 1985. We have not been able to determine the specific year we began serving as auditor.

140	Sanford C. Bernstein Fund, Inc.

2025 Federal Tax Information (Unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by each applicable Portfolio during the taxable year ended September 30, 2025. For corporate shareholders, the following percentages of dividends paid by each Portfolio qualify for the dividends received deduction. Additionally, for foreign shareholders the following percentages of ordinary income dividends paid by each Portfolio may be considered to be qualifying to be taxed as interest-related dividends:

PORTFOLIO	DIVIDENDS RECEIVED DEDUCTION % (CORPORATE SHAREHOLDERS)	% OF QUALIFIED INTEREST INCOME (FOREIGN SHAREHOLDERS)

Emerging Markets	1.24%	0.00%

California Municipal	0.00%	21.80%

Diversified Municipal	0.00%	53.43%

New York Municipal	0.00%	11.26%

Intermediate Duration	0.00%	77.77%

For the taxable year ended September 30, 2025, each Portfolio designates the following amounts as the maximum amount that may be considered qualified dividend income for individual shareholders:

PORTFOLIO	QUALIFIED DIVIDEND INCOME
Emerging Markets	$17,906,168

Certain Portfolios intend to make an election to pass through foreign taxes paid by the Portfolios to their shareholders. For the taxable year ended September 30, 2025, the maximum amounts of foreign taxes that may be passed through and the foreign source income for information reporting purposes is as follows:

PORTFOLIO	FOREIGN TAXES TO PASS THROUGH	FOREIGN SOURCE INCOME
Emerging Markets	$5,025,181	$38,437,449

For the taxable year ended September 30, 2025, each Portfolio designates the following amounts to be taxed as section 163(j) interest dividends:

PORTFOLIO	163(J) INTEREST DIVIDENDS

California Municipal	$450,359

Diversified Municipal	5,391,206

New York Municipal	339,010
Intermediate Duration	164,223,338

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2026.

2024 Annual Report	141

Board Consideration of Investment Management Arrangement

Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested directors (the “directors”) of Sanford C. Bernstein Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held in-person on August 5-6, 2025 (the “Meeting”):

• Emerging Markets Portfolio	• Diversified Municipal Portfolio
• New York Municipal Portfolio • California Municipal Portfolio	• Intermediate Duration Portfolio (effective on or about November 7, 2025 name change to AB Core Bond Portfolio)

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the money market fund advised by the Adviser in which Emerging Markets Portfolio invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the

142	Sanford C. Bernstein Fund, Inc.

profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including those relating to its subsidiaries that provide transfer agency and distribution services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which Emerging Markets Portfolio invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares, as applicable, and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Private Client Class shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Private Client Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2025. The directors discussed with the Adviser the reasons for Diversified Municipal Portfolio’s underperformance in certain of the more recent periods reviewed. Based on their review, the directors concluded that the investment performance for each Fund was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared each Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median for each of Emerging Markets Portfolio, California Municipal Portfolio and New York Municipal Portfolio, and equal to the median for Diversified Municipal Portfolio. The directors noted that for Intermediate Duration Portfolio, the Fund’s pro forma contractual effective fee (pertaining to the Adviser’s proposal to implement effective November 7, 2025, an advisory fee waiver to effectively reduce the Fund’s advisory fee from 0.43% to 0.28%) was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Funds. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between each Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Funds relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory

2025 Annual Report	143

Board Consideration of Investment Management Arrangement (continued)

restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio of the Private Client Class shares of each Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of each Fund was based on the Fund’s latest fiscal year. The information provided for Emerging Markets Portfolio included a pro forma expense ratio for the Fund’s latest fiscal year adjusted to reflect the Adviser’s proposal to waive a portion of the shareholder servicing fee charged to the Fund’s Private Client Class to effectively reduce such fee from 0.25% to 0.105%. The information provided for Intermediate Duration Portfolio included a pro forma expense ratio for the Fund’s latest fiscal year adjusted to reflect the Adviser’s proposal to implement an advisory fee waiver to reduce the Fund’s advisory fee from 0.43% to 0.28% and to implement an expense cap of 0.28%. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. The directors noted that for California Municipal Portfolio and New York Municipal Portfolio, the expense ratio was below the medians, and that for Emerging Markets Portfolio and Intermediate Duration Portfolio, the pro forma expense ratio was below the medians. They noted that the expense ratio for Diversified Municipal Portfolio was above the medians and discussed the Adviser’s explanations of the reasons for this. Based on their review, the directors concluded that the expense ratio for each Fund was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for each Fund contains breakpoints that reduce the fee rates on assets above specified levels and that the net assets of each of New York Municipal Portfolio, California Municipal Portfolio, Diversified Municipal Portfolio and Intermediate Duration Portfolio were above the first breakpoint level. Accordingly, each such Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that in the case of New York Municipal Portfolio, California Municipal Portfolio, Diversified Municipal Portfolio and Intermediate Duration Portfolio, the Funds’ breakpoint arrangements were acceptable and provide a means for sharing any economies of scale, and in the case of Emerging Markets Portfolio, the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

144	Sanford C. Bernstein Fund, Inc.

Distributor

SANFORD C. BERNSTEIN FUND, INC.

66 HUDSON BOULEVARD EAST, NEW YORK, NY 10001

(212) 756-4097

SCBI-1947-0925

SANFORD C. BERNSTEIN FUND, INC.

Overlay Portfolios

Overlay A Portfolio

Tax-Aware Overlay A Portfolio

Overlay B Portfolio

Tax-Aware Overlay B Portfolio

ANNUAL FINANCIAL STATEMENTS
 AND ADDITIONAL INFORMATION

SEPTEMBER 30, 2025

Before investing in any portfolio of the Sanford C. Bernstein Fund, Inc., a prospective investor should consider carefully the portfolio’s investment objectives and policies, charges, expenses and risks. These and other matters of importance to prospective investors are contained in the portfolios’ prospectus, an additional copy of which may be obtained by visiting our website at www.Bernstein.com and clicking on “Investments”, found in the footer, then “Mutual Fund Information—Prospectuses, SAIs and Shareholder Reports” or by calling your financial advisor or by calling Bernstein’s mutual fund shareholder help line at 212.756.4097. Please read the prospectus carefully before investing.

For performance information current to the most recent month-end, please call (collect) 212.486.5800.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit www.AllianceBernstein.com or go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at 800.227.4618.

This shareholder report must be preceded or accompanied by the Sanford C. Bernstein Fund, Inc. prospectus for individuals who are not shareholders of the Fund.

The Fund will file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

Investment Products Offered: • Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay A Portfolio

September 30, 2025

Company	Shares	U.S. $ Value

COMMON STOCKS–56.9%

Information Technology–18.4%
Communications Equipment–0.4%
Calix, Inc.(a)	1,480	$90,828
F5, Inc.(a)	324	104,713
Lumentum Holdings, Inc.(a)	715	116,338
Motorola Solutions, Inc.	3,504	1,602,344

		1,914,223

Electronic Equipment, Instruments & Components–0.2%
Avnet, Inc.	1,689	88,301
Celestica, Inc.(a)	328	80,813
Coherent Corp.(a)	921	99,210
Crane NXT Co.	1,750	117,372
IPG Photonics Corp.(a)	1,430	113,242
TD SYNNEX Corp.	800	131,000

		629,938

IT Services–0.0%
Globant SA(a)	1,090	62,544
MongoDB, Inc.(a)	384	119,186

		181,730

Semiconductors & Semiconductor Equipment–8.3%
Applied Materials, Inc.	15,631	3,200,291
Broadcom, Inc.	23,385	7,714,945
Credo Technology Group Holding Ltd.(a)	1,046	152,308
FormFactor, Inc.(a)	2,135	77,757
MACOM Technology Solutions Holdings, Inc.(a)	1,016	126,482
NVIDIA Corp.	100,750	18,797,935
NXP Semiconductors NV	10,376	2,362,926
ON Semiconductor Corp.(a)	1,890	93,196
Rambus, Inc.(a)	1,086	113,161
Semtech Corp.(a)	2,340	167,193
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	12,671	3,538,884
Teradyne, Inc.	893	122,913

		36,467,991

Software–7.1%
ACI Worldwide, Inc.(a)	2,290	120,843
CyberArk Software Ltd.(a)	190	91,799
Guidewire Software, Inc.(a)	790	181,590
HubSpot, Inc.(a)	2,826	1,322,003
Intuit, Inc.	4,396	3,002,072
Klaviyo, Inc.–Class A(a)	3,712	102,785
Microsoft Corp.(b)	37,524	19,435,556
Monday.com Ltd.(a)	302	58,494
Nice Ltd. (Sponsored ADR)(a)	550	79,629
Nutanix, Inc.–Class A(a)	1,720	127,951
Oracle Corp.	17,087	4,805,548

Company	Shares	U.S. $ Value
Procore Technologies, Inc.(a)	1,999	$145,767
SailPoint, Inc.(a)(c)	4,442	98,079
Samsara, Inc.–Class A(a)	2,305	85,861
ServiceNow, Inc.(a)	1,689	1,554,353

		31,212,330

Technology Hardware, Storage & Peripherals–2.4%
Apple, Inc.(b)	40,450	10,299,783

		80,705,995

Financials–8.6%
Banks–2.1%
Bank of America Corp.	66,725	3,442,343
Comerica, Inc.	1,309	89,693
First BanCorp/Puerto Rico	4,186	92,301
First Citizens BancShares, Inc./NC–Class A	73	130,609
First Hawaiian, Inc.	3,171	78,736
Flagstar Financial, Inc.	5,360	61,908
Independent Bank Corp.	1,520	105,138
Texas Capital Bancshares, Inc.(a)	1,015	85,798
UMB Financial Corp.	1,200	142,020
Webster Financial Corp.	1,638	97,363
Wells Fargo & Co.	53,764	4,506,498
Wintrust Financial Corp.	840	111,249

		8,943,656

Capital Markets–2.8%
Cboe Global Markets, Inc.	230	56,407
Charles Schwab Corp. (The)	51,651	4,931,121
Goldman Sachs Group, Inc. (The)	5,532	4,405,408
Invesco Ltd.	5,866	134,566
PJT Partners, Inc.–Class A	683	121,390
S&P Global, Inc.	4,963	2,415,542
Stifel Financial Corp.	1,914	217,182
TPG, Inc.	1,965	112,889

		12,394,505

Consumer Finance–0.5%
Capital One Financial Corp.	10,144	2,156,412
Figure Technology Solutions, Inc.–Class A(a)	1,485	54,009
FirstCash Holdings, Inc.	383	60,675

		2,271,096

Financial Services–2.1%
Affirm Holdings, Inc.(a)	1,562	114,151
Chime Financial, Inc.–Class A(a)	2,485	50,122
Fiserv, Inc.(a)	9,420	1,214,521
HA Sustainable Infrastructure Capital, Inc.	4,010	123,107
NCR Atleos Corp.(a)	3,310	130,116
Visa, Inc.–Class A	22,076	7,536,305
Walker & Dunlop, Inc.	1,112	92,985

		9,261,307

Insurance–1.1%
Accelerant Holdings–Class A(a)	2,189	32,594

2025 Annual Report	1

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
American Financial Group, Inc./OH	1,037	$151,112
Hanover Insurance Group, Inc. (The)	897	162,922
Kinsale Capital Group, Inc.	248	105,464
Progressive Corp. (The)	7,368	1,819,528
Willis Towers Watson PLC	6,806	2,351,133

		4,622,753

		37,493,317

Communication Services–6.6%
Diversified Telecommunication Services–0.2%
Comcast Corp.–Class A	30,113	946,150

Entertainment–1.0%
TKO Group Holdings, Inc.	641	129,456
Walt Disney Co. (The)	36,616	4,192,532

		4,321,988

Interactive Media & Services–4.8%
Alphabet, Inc.–Class C(b)	48,515	11,815,828
Meta Platforms, Inc.–Class A	12,289	9,024,796
Reddit, Inc.–Class A(a)	409	94,066

		20,934,690

Media–0.0%
Criteo SA (Sponsored ADR)(a)	3,416	77,202
Nexstar Media Group, Inc.	681	134,661

		211,863

Wireless Telecommunication Services–0.6%
T-Mobile US, Inc.	10,303	2,466,332

		28,881,023

Industrials–6.0%
Aerospace & Defense–1.1%
Curtiss-Wright Corp.	215	116,732
Hexcel Corp.	20,639	1,294,065
Kratos Defense & Security Solutions, Inc.(a)	2,087	190,689
Loar Holdings, Inc.(a)	1,292	103,360
Rocket Lab Corp.(a)	3,204	153,504
RTX Corp.	17,832	2,983,828
StandardAero, Inc.(a)	3,409	93,032

		4,935,210

Air Freight & Logistics–0.1%
CH Robinson Worldwide, Inc.	1,055	139,682
GXO Logistics, Inc.(a)	2,320	122,705

		262,387

Building Products–0.5%
Armstrong World Industries, Inc.	681	133,483
Gibraltar Industries, Inc.(a)	501	31,463
Otis Worldwide Corp.	21,501	1,965,836
Zurn Elkay Water Solutions Corp.–Class C	2,275	106,993

		2,237,775

Company	Shares	U.S. $ Value
Commercial Services & Supplies–0.5%
MillerKnoll, Inc.	5,177	$91,840
Veralto Corp.	19,526	2,081,667

		2,173,507

Construction & Engineering–0.1%
Comfort Systems USA, Inc.	282	232,701
Fluor Corp.(a)	2,920	122,845
Granite Construction, Inc.	1,279	140,242
WillScot Holdings Corp.	3,655	77,157

		572,945

Electrical Equipment–1.5%
BWX Technologies, Inc.	763	140,675
Eaton Corp. PLC	9,697	3,629,102
GE Vernova, Inc.	4,507	2,771,354
Regal Rexnord Corp.	870	124,793

		6,665,924

Ground Transportation–0.7%
ArcBest Corp.	1,485	103,757
CSX Corp.	81,400	2,890,514

		2,994,271

Machinery–0.6%
CNH Industrial NV	8,110	87,993
Crane Co.	584	107,538
Deere & Co.	4,181	1,911,804
ITT, Inc.	644	115,121
JBT Marel Corp.	855	120,085
Oshkosh Corp.	1,050	136,185
Pentair PLC	1,330	147,311

		2,626,037

Marine Transportation–0.1%
Kirby Corp.(a)	1,370	114,326
Star Bulk Carriers Corp.	5,730	106,521

		220,847

Professional Services–0.3%
Booz Allen Hamilton Holding Corp.	10,977	1,097,151
CACI International, Inc.–Class A(a)	287	143,150
First Advantage Corp.(a)	6,460	99,419
FTI Consulting, Inc.(a)	558	90,201

		1,429,921

Trading Companies & Distributors–0.5%
Applied Industrial Technologies, Inc.	425	110,946
Core & Main, Inc.–Class A(a)	2,120	114,120
GATX Corp.	680	118,864
Herc Holdings, Inc.	472	55,063
United Rentals, Inc.	1,812	1,729,844

		2,128,837

		26,247,661

Health Care–5.6%
Biotechnology–0.7%
Akero Therapeutics, Inc.(a)	1,053	49,997

2	Sanford C. Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Apogee Therapeutics, Inc.(a)	935	$37,148
ARS Pharmaceuticals, Inc.(a)(c)	1,547	15,547
Ascendis Pharma A/S (ADR)(a)	240	47,714
Bridgebio Pharma, Inc.(a)	1,344	69,807
CG oncology, Inc.(a)	1,313	52,888
Denali Therapeutics, Inc.(a)	2,276	33,048
Halozyme Therapeutics, Inc.(a)	1,027	75,320
Insmed, Inc.(a)	933	134,361
Legend Biotech Corp. (ADR)(a)	1,118	36,458
Merus NV(a)	580	54,607
Natera, Inc.(a)	486	78,231
Neurocrine Biosciences, Inc.(a)	717	100,653
Newamsterdam Pharma Co. NV(a)	1,470	41,807
Rhythm Pharmaceuticals, Inc.(a)	595	60,089
Vertex Pharmaceuticals, Inc.(a)	5,422	2,123,472
Xenon Pharmaceuticals, Inc.(a)	1,034	41,515

		3,052,662

Health Care Equipment & Supplies–1.1%
AtriCure, Inc.(a)	2,411	84,988
Envista Holdings Corp.(a)	6,030	122,831
Glaukos Corp.(a)	1,141	93,049
Globus Medical, Inc.–Class A(a)	2,050	117,403
Integer Holdings Corp.(a)	1,260	130,196
Medtronic PLC	26,896	2,561,575
Stryker Corp.	4,015	1,484,225

		4,594,267

Health Care Providers & Services–1.4%
BrightSpring Health Services, Inc.(a)	3,409	100,770
Encompass Health Corp.	2,130	270,553
Labcorp Holdings, Inc.	6,633	1,904,069
PROCEPT BioRobotics Corp.(a)	2,296	81,944
Tenet Healthcare Corp.(a)	861	174,818
UnitedHealth Group, Inc.	10,401	3,591,465

		6,123,619

Health Care Technology–0.0%
Waystar Holding Corp.(a)	2,247	85,206

Life Sciences Tools & Services–1.4%
Bio-Techne Corp.	763	42,446
ICON PLC(a)	812	142,100
IQVIA Holdings, Inc.(a)	14,018	2,662,579
Repligen Corp.(a)	756	101,054
Thermo Fisher Scientific, Inc.	6,791	3,293,771

		6,241,950

Pharmaceuticals–1.0%
Eli Lilly & Co.	1,863	1,421,469
Merck & Co., Inc.	15,292	1,283,457
Ocular Therapeutix, Inc.(a)	2,285	26,712
Roche Holding AG (Sponsored ADR)	36,205	1,513,731

		4,245,369

		24,343,073

Consumer Discretionary–4.9%
Automobile Components–0.0%
BorgWarner, Inc.	3,165	139,133

Company	Shares	U.S. $ Value
Broadline Retail–2.3%
Amazon.com, Inc.(a)	45,235	$9,932,249
Ollie’s Bargain Outlet Holdings, Inc.(a)	782	100,409

		10,032,658

Diversified Consumer Services–0.1%
ADT, Inc.	15,946	138,889
Duolingo, Inc.(a)	420	135,173
Laureate Education, Inc.(a)	5,180	163,377
Stubhub Holdings, Inc.–Class A(a)(c)	3,133	52,760

		490,199

Hotels, Restaurants & Leisure–0.3%
Cracker Barrel Old Country Store, Inc.(c)	1,270	55,956
DraftKings, Inc.–Class A(a)	2,351	87,928
Hyatt Hotels Corp.–Class A	6,263	888,908
Viking Holdings Ltd.(a)	1,600	99,456
Wingstop, Inc.	374	94,128

		1,226,376

Household Durables–0.1%
Champion Homes, Inc.(a)	1,160	88,589
SharkNinja, Inc.(a)	1,082	111,609
Taylor Morrison Home Corp.(a)	1,030	67,990

		268,188

Leisure Products–0.0%
Brunswick Corp./DE	1,780	112,567

Specialty Retail–2.0%
AutoNation, Inc.(a)	330	72,194
AutoZone, Inc.(a)	734	3,149,036
Bath & Body Works, Inc.	4,597	118,419
Burlington Stores, Inc.(a)	379	96,456
Group 1 Automotive, Inc.	161	70,439
Home Depot, Inc. (The)	7,537	3,053,917
Murphy USA, Inc.	223	86,582
RH(a)	425	86,343
TJX Cos., Inc. (The)	15,898	2,297,897

		9,031,283

Textiles, Apparel & Luxury Goods–0.1%
Amer Sports, Inc.(a)	2,848	98,968
Birkenstock Holding PLC(a)	2,022	91,495
On Holding AG–Class A(a)	2,293	97,109

		287,572

		21,587,976

Consumer Staples–2.5%
Beverages–0.7%
Celsius Holdings, Inc.(a)	2,647	152,176
Coca-Cola Co. (The)	43,392	2,877,758

		3,029,934

Consumer Staples Distribution & Retail–1.8%
BJ’s Wholesale Club Holdings, Inc.(a)	1,790	166,918
Costco Wholesale Corp.	1,468	1,358,825
Dollar Tree, Inc.(a)	20,365	1,921,845
Walmart, Inc.	41,874	4,315,534

		7,763,122

2025 Annual Report	3

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Food Products–0.0%
Nomad Foods Ltd.	7,516	$98,835

Household Products–0.0%
WD-40 Co.	518	102,357

		10,994,248

Energy–1.2%
Energy Equipment & Services–0.5%
Baker Hughes Co.	40,309	1,963,854
TechnipFMC PLC	5,508	217,291

		2,181,145

Oil, Gas & Consumable Fuels–0.7%
EOG Resources, Inc.	26,280	2,946,514
HF Sinclair Corp.	995	52,078
Magnolia Oil & Gas Corp.–Class A	4,350	103,834
Matador Resources Co.	2,316	104,058
Northern Oil & Gas, Inc.	2,960	73,408

		3,279,892

		5,461,037

Materials–1.1%
Chemicals–1.0%
Avient Corp.	3,070	101,157
Corteva, Inc.	30,569	2,067,381
Linde PLC	4,576	2,173,600
RPM International, Inc.	1,261	148,647

		4,490,785

Containers & Packaging–0.1%
Graphic Packaging Holding Co.	6,460	126,422
O-I Glass, Inc.(a)	7,540	97,794

		224,216

Metals & Mining–0.0%
Reliance, Inc.	565	158,669

		4,873,670

Utilities–1.1%
Electric Utilities–0.7%
American Electric Power Co., Inc.	23,446	2,637,675
IDACORP, Inc.	1,341	177,213
NRG Energy, Inc.	674	109,155

		2,924,043

Gas Utilities–0.0%
Chesapeake Utilities Corp.	476	64,112
ONE Gas, Inc.	1,390	112,507

		176,619

Multi-Utilities–0.4%
Ameren Corp.	16,001	1,670,184

		4,770,846

Company		Shares	U.S. $ Value

Real Estate–0.9%
Diversified REITs–0.0%
Broadstone Net Lease, Inc.		3,420	$61,115

Health Care REITs–0.0%
American Healthcare REIT, Inc.		3,230	135,692

Hotel & Resort REITs–0.0%
Ryman Hospitality Properties, Inc.		666	59,667

Industrial REITs–0.4%
Prologis, Inc.		14,365	1,645,080
STAG Industrial, Inc.		2,680	94,577

			1,739,657

Office REITs–0.0%
COPT Defense Properties		4,690	136,291

Real Estate Management & Development–0.1%
Jones Lang LaSalle, Inc.(a)		560	167,037

Residential REITs–0.0%
Independence Realty Trust, Inc.		6,940	113,747

Specialized REITs–0.4%
CubeSmart		1,409	57,290
Digital Realty Trust, Inc.		9,679	1,673,306

			1,730,596

			4,143,802

Total Common Stocks (cost $122,212,906)			249,502,648

INVESTMENT COMPANIES–36.3%
Funds and Investment Trusts–36.3%(d)(e)
AB Bond Fund, Inc.–AB All Market Real Return Portfolio–Class Z		3,008,343	31,106,265
Bernstein Fund, Inc.–International Small Cap Portfolio–Class Z		1,021,540	15,609,136
Bernstein Fund, Inc.–International Strategic Equities Portfolio–Class Z		5,416,536	92,081,104
Bernstein Fund, Inc.–Small Cap Core Portfolio–Class Z		969,814	12,403,921
Sanford C. Bernstein Fund, Inc.–Emerging Markets Portfolio–Class Z		237,185	7,964,674

Total Investment Companies (cost $103,722,657)			159,165,100

	Notional Amount

PURCHASED OPTIONS—PUTS–2.1%
Options on Equity Indices–2.1%
Euro STOXX 50 Price EUR Index Expiration: Sep 2026; Contracts: 7,510; Exercise Price: EUR 4,500.00; Counterparty: UBS AG(a)	EUR	33,795,000	846,386

4	Sanford C. Bernstein Fund, Inc.

Company	Notional Amount		U.S. $ Value
FTSE 100 Index Expiration: Sep 2026; Contracts: 1,640; Exercise Price: GBP 8,000.00; Counterparty: UBS AG(a)	GBP	13,120,000	$238,953
Nikkei 225 Index Expiration: Sep 2026; Contracts: 100,000; Exercise Price: JPY 36,500.00; Counterparty: UBS AG(a)	JPY	3,650,000,000	722,807
S&P 500 Index Expiration: Sep 2026; Contracts: 60,400; Exercise Price: USD 5,500.00; Counterparty: UBS AG(a)	USD	332,200,000	7,544,278

Total Purchased Options—Puts (premiums paid $9,945,455)			9,352,424

	Shares

SHORT-TERM INVESTMENTS–6.2%
Investment Companies–6.2%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.97%(d)(e)(f) (cost $26,939,182)		26,939,182	26,939,182

Total Investments Before Security Lending Collateral for Securities Loaned–101.5% (cost $262,820,200)			444,959,354

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.0%
Investment Companies–0.0%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.97%(d)(e)(f) (cost $165,511)	165,511	$165,511

Total Investments—101.5% (cost $262,985,711)		445,124,865

Other assets less liabilities—(1.5)%		(6,571,171)

Net Assets—100.0%		$438,553,694

FUTURES (see Note 3)
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)

Purchased Contracts

Canadian 10 Yr Bond Futures	438	December 2025	$38,540,979	$789,760

Euro Buxl 30 Yr Bond Futures	7	December 2025	940,837	25,701

Euro STOXX 50 Index Futures	92	December 2025	5,984,982	54,300

Euro-BOBL Futures	34	December 2025	4,702,707	2,274

Euro-Bund Futures	29	December 2025	4,377,483	27,125

FTSE 100 Index Futures	63	December 2025	7,970,849	59,614

Nikkei 225 (OSE) Futures	16	December 2025	4,867,566	133,297

S&P 500 E-Mini Futures	203	December 2025	68,398,312	867,436

U.S. T-Note 2 Yr (CBT) Futures	226	December 2025	47,098,047	(13,514)

U.S. T-Note 10 Yr (CBT) Futures	448	December 2025	50,400,000	163,274

U.S. Ultra Bond (CBT) Futures	111	December 2025	13,326,938	338,944

Sold Contracts

Australian 10 Yr Bond Futures	177	December 2025	13,275,846	45,158

E-Mini Russell 2000 Index Futures	45	December 2025	5,524,875	(87,927)

Hang Seng Index Futures	1	October 2025	172,913	(2,988)

2025 Annual Report	5

Schedule of Investments (continued)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)

Japan 10 Yr Bond (OSE) Futures	29	December 2025	$26,628,191	$176,499

Long Gilt Futures	99	December 2025	12,094,896	(159,885)

MSCI Emerging Markets Index Futures	19	December 2025	1,291,715	(13,245)

MSCI Singapore ETS Index Futures	2	October 2025	69,359	(32)

OMXS 30 Index Futures	12	October 2025	339,692	(3,952)

S&P/TSX 60 Index Futures	14	December 2025	3,566,746	(21,353)

SPI 200 Futures	6	December 2025	880,690	1,066

				$2,381,552

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Bank of America NA	GBP	13,608	USD	18,600	12/05/2025	$296,113

Barclays Capital, Inc.	USD	4,411	SEK	41,398	11/20/2025	(29)

Barclays Capital, Inc.	CHF	8,856	USD	11,252	11/21/2025	62,183

BNP Paribas SA	CAD	14,573	USD	10,569	11/14/2025	76,128

Citibank NA	CAD	1,762	USD	1,277	11/14/2025	8,304

Goldman Sachs Bank USA	USD	4,440	EUR	3,771	11/21/2025	1,112

HSBC Bank USA	JPY	674,334	USD	4,560	10/30/2025	(12,887)

HSBC Bank USA	USD	4,683	SEK	44,098	11/20/2025	15,996

JPMorgan Chase Bank	USD	10,020	JPY	1,475,725	10/30/2025	(11,875)

JPMorgan Chase Bank	AUD	1,130	USD	746	11/07/2025	(1,693)

Morgan Stanley & Co., Inc.	JPY	73,476	USD	502	10/30/2025	3,404

Morgan Stanley & Co., Inc.	USD	9,328	JPY	1,365,795	10/30/2025	(65,282)

Morgan Stanley & Co., Inc.	USD	9,811	CHF	7,744	11/21/2025	(24,993)

NatWest Markets PLC	AUD	2,119	USD	1,372	11/07/2025	(31,052)

Societe Generale	USD	25,731	EUR	21,807	11/21/2025	(53,542)

State Street Bank & Trust Co.	JPY	64,899	USD	443	10/30/2025	2,929

State Street Bank & Trust Co.	NZD	52	USD	31	11/07/2025	599

State Street Bank & Trust Co.	USD	429	AUD	651	11/07/2025	1,847

State Street Bank & Trust Co.	USD	476	CAD	657	11/14/2025	(3,241)

State Street Bank & Trust Co.	NOK	535	USD	53	11/20/2025	(334)

State Street Bank & Trust Co.	USD	431	EUR	364	11/21/2025	(2,178)

State Street Bank & Trust Co.	GBP	356	USD	482	12/05/2025	2,594

UBS	USD	590	AUD	903	11/07/2025	7,504

						$271,607

6	Sanford C. Bernstein Fund, Inc.

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note 3)
Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	5.00%	Quarterly	3.21%	USD	17,650	$1,384,720	$1,349,168	$35,552

* Termination date

TOTAL RETURN SWAPS (see Note 3)
Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation

Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	726	12/19/2025	$ 103

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Represents entire or partial securities out on loan. See Note E for securities lending information.
(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(f)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—Great British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

BOBL—Bundesobligationen

CBT—Chicago Board of Trade

CDX-NAHY—North American High Yield Credit Default Swap Index

ETS—Emission Trading Scheme

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

OMXS—Stockholm Stock Exchange

OSE—Osaka Securities Exchange

REIT—Real Estate Investment Trust

SPI—Share Price Index

TSX—Toronto Stock Exchange

See notes to financial statements.

2025 Annual Report	7

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay A Portfolio

September 30, 2025

Company	Shares	U.S. $ Value

COMMON STOCKS–62.4%

Information Technology–20.0%
Communications Equipment–0.4%
Calix, Inc.(a)	4,695	$288,132
F5, Inc.(a)	1,030	332,886
Lumentum Holdings, Inc.(a)	2,269	369,189
Motorola Solutions, Inc.	5,016	2,293,767

		3,283,974

Electronic Equipment, Instruments & Components–0.2%
Avnet, Inc.	5,364	280,430
Celestica, Inc.(a)	989	243,670
Coherent Corp.(a)	2,776	299,031
Crane NXT Co.	5,560	372,909
IPG Photonics Corp.(a)	4,550	360,314
TD SYNNEX Corp.	2,540	415,925

		1,972,279

IT Services–0.1%
Globant SA(a)	3,450	197,961
MongoDB, Inc.(a)	1,157	359,110

		557,071

Semiconductors & Semiconductor Equipment–8.6%
Applied Materials, Inc.	18,096	3,704,975
Broadcom, Inc.	48,941	16,146,125
Credo Technology Group Holding Ltd.(a)	3,151	458,817
FormFactor, Inc.(a)	6,781	246,964
KLA Corp.	1,009	1,088,307
MACOM Technology Solutions Holdings, Inc.(a)	3,059	380,815
NVIDIA Corp.	215,606	40,227,767
NXP Semiconductors NV	22,445	5,111,400
ON Semiconductor Corp.(a)	6,010	296,353
Rambus, Inc.(a)	3,269	340,630
Semtech Corp.(a)	7,050	503,723
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	20,954	5,852,243
Teradyne, Inc.	2,689	370,114

		74,728,233

Software–7.8%
ACI Worldwide, Inc.(a)	7,261	383,163
Adobe, Inc.(a)	7,403	2,611,408
CyberArk Software Ltd.(a)	572	276,362
Guidewire Software, Inc.(a)	2,378	546,607
HubSpot, Inc.(a)	4,212	1,970,374
Intuit, Inc.	1,366	932,855
Klaviyo, Inc.–Class A(a)	11,180	309,574
Microsoft Corp.(b)	84,727	43,884,350
Monday.com Ltd.(a)	912	176,645
Nice Ltd. (Sponsored ADR)(a)	1,760	254,813

Company	Shares	U.S. $ Value
Nutanix, Inc.–Class A(a)	5,178	$385,191
Oracle Corp.	47,878	13,465,209
Procore Technologies, Inc.(a)	6,020	438,978
SailPoint, Inc.(a)	13,377	295,364
Samsara, Inc.–Class A(a)	6,942	258,590
ServiceNow, Inc.(a)	1,569	1,443,919

		67,633,402

Technology Hardware, Storage & Peripherals–2.9%
Apple, Inc.	94,885	24,160,568
Western Digital Corp.	6,106	733,086

		24,893,654

		173,068,613

Financials–9.7%
Banks–2.5%
Bank of America Corp.	163,945	8,457,923
Comerica, Inc.	4,160	285,043
First BanCorp/Puerto Rico	13,318	293,662
First Citizens BancShares, Inc./NC– Class A	232	415,085
First Hawaiian, Inc.	10,070	250,038
Flagstar Financial, Inc.	17,050	196,928
Independent Bank Corp.	4,820	333,399
Texas Capital Bancshares, Inc.(a)	3,233	273,286
UMB Financial Corp.	3,800	449,730
Webster Financial Corp.	5,210	309,682
Wells Fargo & Co.	115,817	9,707,781
Wintrust Financial Corp.	2,660	352,290

		21,324,847

Capital Markets–2.9%
Cboe Global Markets, Inc.	740	181,485
Charles Schwab Corp. (The)	96,432	9,206,363
Goldman Sachs Group, Inc. (The)	14,225	11,328,079
Invesco Ltd.	18,624	427,235
PJT Partners, Inc.–Class A	2,058	365,768
S&P Global, Inc.	5,326	2,592,217
Stifel Financial Corp.	5,911	670,721
TPG, Inc.	5,919	340,047

		25,111,915

Consumer Finance–0.4%
Capital One Financial Corp.	15,562	3,308,170
Figure Technology Solutions, Inc.– Class A(a)	4,472	162,647
FirstCash Holdings, Inc.	1,150	182,183

		3,653,000

Financial Services–2.6%
Affirm Holdings, Inc.(a)	4,704	343,768
Chime Financial, Inc.–Class A(a)	7,482	150,912
Fiserv, Inc.(a)	7,528	970,585
HA Sustainable Infrastructure Capital, Inc.	12,750	391,425
NCR Atleos Corp.(a)	10,525	413,738
Visa, Inc.–Class A	58,955	20,126,058
Walker & Dunlop, Inc.	3,539	295,931

		22,692,417

8	Sanford C. Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Insurance–1.3%
Accelerant Holdings–Class A(a)	6,591	$98,140
American Financial Group, Inc./OH	3,299	480,730
Hanover Insurance Group, Inc. (The)	2,850	517,646
Kinsale Capital Group, Inc.	746	317,244
Progressive Corp. (The)	27,655	6,829,402
Willis Towers Watson PLC	9,305	3,214,412

		11,457,574

		84,239,753

Communication Services–7.6%
Diversified Telecommunication Services–0.6%
Comcast Corp.–Class A	157,295	4,942,209

Entertainment–0.8%
TKO Group Holdings, Inc.	1,933	390,389
Walt Disney Co. (The)	56,947	6,520,431

		6,910,820

Interactive Media & Services–5.5%
Alphabet, Inc.–Class C(b)	113,104	27,546,479
Meta Platforms, Inc.–Class A	27,379	20,106,590
Reddit, Inc.–Class A(a)	1,233	283,578

		47,936,647

Media–0.1%
Criteo SA (Sponsored ADR)(a)	10,862	245,481
Nexstar Media Group, Inc.	2,150	425,141

		670,622

Wireless Telecommunication Services–0.6%
T-Mobile US, Inc.	23,148	5,541,168

		66,001,466

Industrials–6.4%
Aerospace & Defense–1.2%
Curtiss-Wright Corp.	648	351,825
Hexcel Corp.	36,048	2,260,210
Kratos Defense & Security Solutions, Inc.(a)	6,285	574,261
L3Harris Technologies, Inc.	3,095	945,244
Loar Holdings, Inc.(a)	3,891	311,280
Rocket Lab Corp.(a)	9,651	462,379
RTX Corp.	29,267	4,897,247
StandardAero, Inc.(a)	10,269	280,241

		10,082,687

Air Freight & Logistics–0.1%
CH Robinson Worldwide, Inc.	3,342	442,481
GXO Logistics, Inc.(a)	7,360	389,270

		831,751

Building Products–0.4%
Armstrong World Industries, Inc.	2,053	402,409
Gibraltar Industries, Inc.(a)	1,603	100,668
Otis Worldwide Corp.	29,457	2,693,253

Company	Shares	U.S. $ Value
Zurn Elkay Water Solutions Corp.–Class C	6,851	$322,203

		3,518,533

Commercial Services & Supplies–0.4%
MillerKnoll, Inc.	16,450	291,823
Veralto Corp.	33,568	3,578,684

		3,870,507

Construction & Engineering–0.3%
AECOM	4,420	576,677
Comfort Systems USA, Inc.	850	701,403
Fluor Corp.(a)	9,297	391,125
Granite Construction, Inc.	3,853	422,482
WillScot Holdings Corp.	11,146	235,292

		2,326,979

Electrical Equipment–1.8%
BWX Technologies, Inc.	2,300	424,051
Eaton Corp. PLC	19,720	7,380,210
GE Vernova, Inc.	11,931	7,336,372
Regal Rexnord Corp.	2,772	397,616

		15,538,249

Ground Transportation–0.6%
ArcBest Corp.	4,520	315,813
CSX Corp.	142,081	5,045,296

		5,361,109

Machinery–0.6%
CNH Industrial NV	25,950	281,557
Crane Co.	1,752	322,613
Deere & Co.	6,092	2,785,628
ITT, Inc.	1,942	347,152
JBT Marel Corp.	2,710	380,619
Oshkosh Corp.	3,320	430,604
PACCAR, Inc.	2	197
Pentair PLC	7,343	813,311

		5,361,681

Marine Transportation–0.1%
Kirby Corp.(a)	4,370	364,677
Star Bulk Carriers Corp.	18,200	338,338

		703,015

Professional Services–0.3%
Booz Allen Hamilton Holding Corp.	18,695	1,868,565
CACI International, Inc.–Class A(a)	915	456,383
First Advantage Corp.(a)	20,520	315,803
FTI Consulting, Inc.(a)	1,678	271,249

		2,912,000

Trading Companies & Distributors–0.6%
Applied Industrial Technologies, Inc.	1,282	334,666
Core & Main, Inc.–Class A(a)	6,720	361,737
GATX Corp.	2,140	374,072
Herc Holdings, Inc.	1,510	176,157
United Rentals, Inc.	3,729	3,559,927

		4,806,559

		55,313,070

2025 Annual Report	9

Schedule of Investments (continued)

Company	Shares	U.S. $ Value

Health Care–5.7%
Biotechnology–0.9%
Akero Therapeutics, Inc.(a)	3,169	$150,464
Apogee Therapeutics, Inc.(a)	2,816	111,880
ARS Pharmaceuticals, Inc.(a)	4,660	46,833
Ascendis Pharma A/S (ADR)(a)	717	142,547
Bridgebio Pharma, Inc.(a)	4,048	210,253
CG oncology, Inc.(a)	3,955	159,307
Denali Therapeutics, Inc.(a)	6,855	99,535
Halozyme Therapeutics, Inc.(a)	3,095	226,987
Insmed, Inc.(a)	2,812	404,956
Legend Biotech Corp. (ADR)(a)	3,378	110,157
Merus NV(a)	1,747	164,480
Natera, Inc.(a)	1,465	235,821
Neurocrine Biosciences, Inc.(a)	2,159	303,080
Newamsterdam Pharma Co. NV(a)	4,429	125,961
Rhythm Pharmaceuticals, Inc.(a)	1,792	180,974
Vertex Pharmaceuticals, Inc.(a)	12,285	4,811,297
Xenon Pharmaceuticals, Inc.(a)	3,114	125,027

		7,609,559

Health Care Equipment & Supplies–0.9%
AtriCure, Inc.(a)	7,260	255,915
Edwards Lifesciences Corp.(a)	15,647	1,216,867
Envista Holdings Corp.(a)	19,170	390,493
Glaukos Corp.(a)	3,435	280,124
Globus Medical, Inc.–Class A(a)	6,500	372,255
Integer Holdings Corp.(a)	4,000	413,320
Medtronic PLC	43,516	4,144,464
Stryker Corp.	3,397	1,255,769

		8,329,207

Health Care Providers & Services–1.6%
BrightSpring Health Services, Inc.(a)	10,270	303,581
Encompass Health Corp.	6,614	840,110
Labcorp Holdings, Inc.	11,791	3,384,724
PROCEPT BioRobotics Corp.(a)	6,916	246,832
Tenet Healthcare Corp.(a)	2,720	552,269
UnitedHealth Group, Inc.	24,685	8,523,731

		13,851,247

Health Care Technology–0.0%
Waystar Holding Corp.(a)	6,768	256,643

Life Sciences Tools & Services–1.2%
Bio-Techne Corp.	2,481	138,018
ICON PLC(a)	2,580	451,500
IQVIA Holdings, Inc.(a)	23,015	4,371,469
Repligen Corp.(a)	2,277	304,367
Thermo Fisher Scientific, Inc.	10,398	5,043,238

		10,308,592

Pharmaceuticals–1.1%
Eli Lilly & Co.	2,541	1,938,783
Johnson & Johnson	6,318	1,171,483
Merck & Co., Inc.	19,104	1,603,399
Ocular Therapeutix, Inc.(a)	6,880	80,427
Roche Holding AG (Sponsored ADR)	59,442	2,485,270

Company	Shares	U.S. $ Value
Viatris, Inc.	23,223	$229,908
Zoetis, Inc.	12,821	1,875,969

		9,385,239

		49,740,487

Consumer Discretionary–5.3%
Automobile Components–0.1%
BorgWarner, Inc.	10,048	441,710

Broadline Retail–2.3%
Amazon.com, Inc.(a)	87,718	19,260,241
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,357	302,639

		19,562,880

Diversified Consumer Services–0.2%
ADT, Inc.	50,691	441,519
Duolingo, Inc.(a)	1,263	406,484
Laureate Education, Inc.(a)	16,460	519,148
Stubhub Holdings, Inc.–Class A(a)	9,437	158,919

		1,526,070

Hotels, Restaurants & Leisure–0.3%
Cracker Barrel Old Country Store, Inc.	4,040	178,002
DraftKings, Inc.–Class A(a)	7,083	264,904
Hyatt Hotels Corp.–Class A	12,586	1,786,331
Viking Holdings Ltd.(a)	4,822	299,736
Wingstop, Inc.	1,128	283,895

		2,812,868

Household Durables–0.1%
Champion Homes, Inc.(a)	3,494	266,837
SharkNinja, Inc.(a)	3,259	336,166
Taylor Morrison Home Corp.(a)	3,270	215,852

		818,855

Leisure Products–0.0%
Brunswick Corp./DE	5,670	358,571

Specialty Retail–2.2%
AutoNation, Inc.(a)	1,043	228,177
AutoZone, Inc.(a)	1,350	5,791,824
Bath & Body Works, Inc.	14,597	376,019
Burlington Stores, Inc.(a)	1,142	290,639
Group 1 Automotive, Inc.	511	223,568
Home Depot, Inc. (The)	21,287	8,625,279
Murphy USA, Inc.	670	260,134
RH(a)	1,279	259,842
TJX Cos., Inc. (The)	23,744	3,431,958

		19,487,440

Textiles, Apparel & Luxury Goods–0.1%
Amer Sports, Inc.(a)	8,578	298,085
Birkenstock Holding PLC(a)	6,090	275,573
On Holding AG–Class A(a)	6,905	292,427

		866,085

		45,874,479

10	Sanford C. Bernstein Fund, Inc.

Company	Shares	U.S. $ Value

Consumer Staples–3.2%
Beverages–0.7%
Celsius Holdings, Inc.(a)	7,972	$458,310
Coca-Cola Co. (The)	79,546	5,275,491

		5,733,801

Consumer Staples Distribution & Retail–2.2%
BJ’s Wholesale Club Holdings, Inc.(a)	5,550	517,538
Costco Wholesale Corp.	4,812	4,454,132
Dollar Tree, Inc.(a)	40,544	3,826,137
Walmart, Inc.	102,284	10,541,389

		19,339,196

Food Products–0.0%
Nomad Foods Ltd.	22,993	302,358

Household Products–0.3%
Procter & Gamble Co. (The)	12,074	1,855,170
WD-40 Co.	1,635	323,076

		2,178,246

		27,553,601

Energy–1.4%
Energy Equipment & Services–0.5%
Baker Hughes Co.	77,073	3,754,996
TechnipFMC PLC	17,237	680,000

		4,434,996

Oil, Gas & Consumable Fuels–0.9%
Chevron Corp.	8,864	1,376,491
ConocoPhillips	8,503	804,299
EOG Resources, Inc.	43,621	4,890,786
HF Sinclair Corp.	3,161	165,447
Magnolia Oil & Gas Corp.–Class A	13,830	330,122
Matador Resources Co.	7,050	316,756
Northern Oil & Gas, Inc.	8,942	221,762

		8,105,663

		12,540,659

Utilities–1.1%
Electric Utilities–0.6%
American Electric Power Co., Inc.	43,120	4,851,000
IDACORP, Inc.	4,256	562,431
NRG Energy, Inc.	2,032	329,082

		5,742,513

Gas Utilities–0.1%
Chesapeake Utilities Corp.	1,531	206,210
ONE Gas, Inc.	4,410	356,946

		563,156

Multi-Utilities–0.4%
Ameren Corp.	33,041	3,448,819

		9,754,488

Company	Shares	U.S. $ Value

Materials–1.1%
Chemicals–0.9%
Avient Corp.	9,283	$305,875
Corteva, Inc.	47,794	3,232,308
Linde PLC	8,717	4,140,575
RPM International, Inc.	4,010	472,699

		8,151,457

Containers & Packaging–0.1%
Graphic Packaging Holding Co.	20,540	401,968
O-I Glass, Inc.(a)	23,950	310,631

		712,599

Metals & Mining–0.1%
Reliance, Inc.	1,800	505,494

		9,369,550

Real Estate–0.9%
Diversified REITs–0.0%
Broadstone Net Lease, Inc.	11,004	196,641

Health Care REITs–0.0%
American Healthcare REIT, Inc.	10,270	431,443

Hotel & Resort REITs–0.0%
Ryman Hospitality Properties, Inc.	2,121	190,020

Industrial REITs–0.4%
Prologis, Inc.	25,163	2,881,667
STAG Industrial, Inc.	8,520	300,671

		3,182,338

Office REITs–0.1%
COPT Defense Properties	14,900	432,994

Real Estate Management & Development–0.1%
Jones Lang LaSalle, Inc.(a)	1,777	530,044

Residential REITs–0.0%
Independence Realty Trust, Inc.	21,310	349,271

Specialized REITs–0.3%
CubeSmart	4,496	182,807
Digital Realty Trust, Inc.	14,283	2,469,245

		2,652,052

		7,964,803

Total Common Stocks (cost $215,145,931)		541,420,969

INVESTMENT COMPANIES–36.8%
Funds and Investment Trusts–36.8%(c)(d)
AB Bond Fund, Inc.–AB All Market Real Return Portfolio–Class Z	5,410,171	55,941,168
Bernstein Fund, Inc.–International Small Cap Portfolio–Class Z	2,643,761	40,396,672
Bernstein Fund, Inc.–International Strategic Equities Portfolio–Class Z	11,277,009	191,709,150
Bernstein Fund, Inc.–Small Cap Core Portfolio–Class Z	1,162,319	14,866,059

2025 Annual Report	11

Schedule of Investments (continued)

Company		Shares	U.S. $ Value
Sanford C. Bernstein Fund, Inc.–Emerging Markets Portfolio–Class Z		488,643	$16,408,622

Total Investment Companies (cost $204,774,468)			319,321,671

	Notional Amount

PURCHASED OPTIONS—PUTS–2.1%
Options on Equity Indices–2.1%
Euro STOXX 50 Price EUR Index Expiration: Sep 2026; Contracts: 14,830; Exercise Price: EUR 4,500.00; Counterparty: UBS AG(a)	EUR	66,735,000	1,671,358
FTSE 100 Index Expiration: Sep 2026; Contracts: 3,240; Exercise Price: GBP 8,000.00; Counterparty: UBS AG(a)	GBP	25,920,000	472,079
Nikkei 225 Index Expiration: Sep 2026; Contracts: 199,000; Exercise Price: JPY 36,500.00; Counterparty: UBS AG(a)	JPY	7,263,500,000	1,438,386

Company	Notional Amount		U.S. $ Value
S&P 500 Index Expiration: Sep 2026; Contracts: 119,500; Exercise Price: USD 5,500.00; Counterparty: UBS AG(a)	USD	657,250,000	$14,926,179

Total Purchased Options—Puts (premiums paid $19,680,535)			18,508,002

	Shares

SHORT-TERM INVESTMENTS–0.1%
Investment Companies–0.1%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.97%(c)(d)(e) (cost $406,154)		406,154	406,154

Total Investments—101.4% (cost $440,007,088)			879,656,796

Other assets less liabilities—(1.4)%			(12,563,225)

Net Assets—100.0%			$867,093,571

FUTURES (see Note 3)
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts

Euro STOXX 50 Index Futures	113	December 2025	$7,351,119	$19,752

FTSE 100 Index Futures	113	December 2025	14,296,920	101,358

Nikkei 225 (OSE) Futures	31	December 2025	9,430,909	258,899

S&P 500 E-Mini Futures	342	December 2025	115,232,625	1,449,599

U.S. T-Note 2 Yr (CBT) Futures	419	December 2025	87,318,946	2,848

U.S. T-Note 10 Yr (CBT) Futures	831	December 2025	93,487,500	406,884

U.S. Ultra Bond (CBT) Futures	200	December 2025	24,012,500	698,184

Sold Contracts

E-Mini Russell 2000 Index Futures	79	December 2025	9,699,225	(154,360)

Hang Seng Index Futures	4	October 2025	691,652	(11,952)

MSCI Emerging Markets Index Futures	126	December 2025	8,566,110	(87,833)

MSCI Singapore ETS Index Futures	17	October 2025	589,554	(270)

OMXS 30 Index Futures	40	October 2025	1,132,308	(13,177)

S&P Mid 400 E-Mini Futures	39	December 2025	12,816,180	86,441

S&P/TSX 60 Index Futures	34	December 2025	8,662,097	(72,416)

SPI 200 Futures	16	December 2025	2,348,505	2,843

TOPIX Index Futures	14	December 2025	2,973,527	(3,085)

				$2,683,715

12	Sanford C. Bernstein Fund, Inc.

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Bank of America NA	USD	1,085	AUD	1,670	11/07/2025	$20,257

Bank of America NA	GBP	31,495	USD	43,049	12/05/2025	685,342

Barclays Capital, Inc.	USD	8,442	SEK	79,231	11/20/2025	(56)

Barclays Capital, Inc.	CHF	18,437	USD	23,428	11/21/2025	129,467

BNP Paribas SA	CAD	27,245	USD	19,760	11/14/2025	142,324

Citibank NA	USD	1,085	AUD	1,646	11/07/2025	4,691

Citibank NA	CAD	5,333	USD	3,865	11/14/2025	25,129

Goldman Sachs Bank USA	USD	8,839	EUR	7,508	11/21/2025	2,213

HSBC Bank USA	JPY	1,419,357	USD	9,599	10/30/2025	(27,126)

HSBC Bank USA	USD	9,240	SEK	87,019	11/20/2025	31,566

JPMorgan Chase Bank	USD	20,008	JPY	2,946,730	10/30/2025	(23,712)

JPMorgan Chase Bank	AUD	2,031	USD	1,342	11/07/2025	(3,043)

JPMorgan Chase Bank	GBP	664	USD	897	12/05/2025	4,456

Morgan Stanley & Co., Inc.	USD	17,462	JPY	2,556,795	10/30/2025	(122,209)

Morgan Stanley & Co., Inc.	USD	19,452	CHF	15,354	11/21/2025	(49,553)

NatWest Markets PLC	AUD	5,597	USD	3,623	11/07/2025	(81,996)

Societe Generale	USD	46,130	EUR	39,094	11/21/2025	(95,986)

State Street Bank & Trust Co.	JPY	161,697	USD	1,104	10/30/2025	7,290

State Street Bank & Trust Co.	NZD	449	USD	266	11/07/2025	5,166

State Street Bank & Trust Co.	NOK	2,465	USD	246	11/20/2025	(1,540)

						$652,680

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note 3)
Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	5.00%	Quarterly	3.21%	USD	34,550	$2,710,599	$2,641,007	$69,592

* Termination date

TOTAL RETURN SWAPS (see Note 3)
Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation

Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	2,905	12/19/2025	$412

2025 Annual Report	13

Schedule of Investments (continued)

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—Great British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

CBT—Chicago Board of Trade

CDX-NAHY—North American High Yield Credit Default Swap Index

ETS—Emission Trading Scheme

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

OMXS—Stockholm Stock Exchange

OSE—Osaka Securities Exchange

REIT—Real Estate Investment Trust

SPI—Share Price Index

TOPIX—Tokyo Price Index

TSX—Toronto Stock Exchange

See notes to financial statements.

14	Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay B Portfolio

September 30, 2025

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS—TREASURIES–21.7%
Australia–0.2%
Australia Government Bond Series 169 4.75%, 06/21/2054(a)	AUD	773	$493,991

Austria–0.2%
Republic of Austria Government Bond 0.90%, 02/20/2032(a)	EUR	494	519,999

Belgium–0.1%
Kingdom of Belgium Government Bond Series 100 2.85%, 10/22/2034(a)		44	50,161
Series 104 3.45%, 06/22/2042(a)		263	294,615

			344,776

Canada–0.6%
Canadian Government Bond 2.75%, 03/01/2030	CAD	1,929	1,389,575
2.75%, 12/01/2055		759	458,936

			1,848,511

China–0.7%
China Government Bond Series INBK 1.61%, 02/15/2035	CNY	1,890	260,213
2.11%, 08/25/2034		9,720	1,395,400
2.15%, 08/25/2055		2,080	285,030
3.19%, 04/15/2053		1,170	195,143

			2,135,786

Finland–0.1%
Finland Government Bond Series 10Y 1.50%, 09/15/2032(a)	EUR	146	157,661

France–0.2%
French Republic Government Bond OAT Series OAT 3.50%, 11/25/2033(a)		190	226,334
3.50%, 11/25/2035(a)		368	430,828

			657,162

Germany–0.9%
Bundesrepublik Deutschland Bundesanleihe 2.50%, 08/15/2054(a)		317	319,546
2.60%, 05/15/2041(a)		542	598,989
3.25%, 07/04/2042(a)		1,279	1,530,768
Series TWIN 0.00%, 08/15/2031(a)		254	260,504

			2,709,807

	Principal Amount (000)		U.S. $ Value
Hungary–0.3%
Hungary Government Bond Series 35/A 7.00%, 10/24/2035	HUF	338,270	$1,028,312

Indonesia–0.2%
Indonesia Treasury Bond Series 101 6.875%, 04/15/2029	IDR	7,797,000	490,781

Italy–0.3%
Italy Buoni Poliennali Del Tesoro Series 10Y 4.20%, 03/01/2034(a)	EUR	408	510,106
Series 13Y 4.05%, 10/30/2037(a)		364	442,333
Series 16Y 3.25%, 03/01/2038(a)		134	149,653

			1,102,092

Japan–2.5%
Japan Government Five Year Bond Series 161 0.30%, 06/20/2028	JPY	411,150	2,728,128
Japan Government Forty Year Bond Series 4 2.20%, 03/20/2051		108,150	631,253
Series 16 1.30%, 03/20/2063		57,650	227,376
Japan Government Thirty Year Bond Series 68 0.60%, 09/20/2050		76,100	303,474
Series 81 1.60%, 12/20/2053		42,900	210,574
Series 82 1.80%, 03/20/2054		29,800	153,051
Japan Government Twenty Year Bond Series 140 1.70%, 09/20/2032		49,250	339,243
Series 183 1.40%, 12/20/2042		157,900	916,468
Japan Government Ten Year Bond Series 379 1.50%, 06/20/2035		25,900	173,015
Japan Government Two Year Bond Series 468 0.60%, 01/01/2027		87,300	588,541
Series 469 0.70%, 02/01/2027		216,750	1,462,588

			7,733,711

Malaysia–0.1%
Malaysia Government Bond Series 0219 3.885%, 08/15/2029	MYR	711	173,108
Series 0318 4.642%, 11/07/2033		797	204,812

			377,920

2025 Annual Report	15

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Mexico–0.7%
Mexican Bonos Series M 8.00%, 02/21/2036	MXN	11,352	$584,575
8.00%, 07/31/2053		11,104	525,304
8.50%, 02/28/2030		20,704	1,141,702

			2,251,581

Poland–0.3%
Republic of Poland Government Bond Series 0730 4.50%, 07/25/2030	PLN	3,370	911,640

South Korea–0.2%
Korea Treasury Bond Series 3412 3.00%, 12/10/2034	KRW	342,890	244,753
Series 5509 2.625%, 09/10/2055		463,820	316,648

			561,401

Spain–0.6%
Spain Government Bond 3.20%, 10/31/2035(a)	EUR	1,525	1,782,012
3.50%, 01/31/2041(a)		154	176,185

			1,958,197

United Kingdom–0.9%
United Kingdom Gilt 0.875%, 01/31/2046(a)	GBP	146	87,376
4.00%, 10/22/2031(a)		464	614,804
4.25%, 12/07/2040(a)		566	687,406
4.375%, 01/31/2040(a)		365	453,541
4.50%, 03/07/2035(a)		486	643,653
4.75%, 10/22/2043(a)		340	425,642

			2,912,422

United States–12.6%
U.S. Treasury Bonds 1.125%, 05/15/2040	U.S.$	225	143,156
1.125%, 08/15/2040		3,774	2,377,347
1.875%, 02/15/2051(b)		3,989	2,276,550
2.00%, 08/15/2051		112	65,496
2.25%, 08/15/2046		471	313,985
2.25%, 02/15/2052		875	542,056
2.50%, 02/15/2045		452	323,393
2.875%, 05/15/2043		476	372,313
2.875%, 05/15/2049		480	349,819
2.875%, 05/15/2052		1,035	737,659
3.00%, 11/15/2045		513	396,822
3.00%, 08/15/2052		1,106	807,779
3.625%, 08/15/2043		1,272	1,108,764
3.625%, 02/15/2053		581	480,058
3.625%, 05/15/2053		462	381,075
3.875%, 02/15/2043		1,411	1,279,183
4.00%, 11/15/2042		790	730,163
4.25%, 02/15/2054		673	620,368
4.375%, 11/15/2039(b)		2,390	2,368,498
4.375%, 08/15/2043		674	649,962

	Principal Amount (000)		U.S. $ Value
4.75%, 11/15/2043	U.S.$	477	$482,092
4.75%, 05/15/2055		396	396,751
4.75%, 08/15/2055		565	566,501
U.S. Treasury Notes
0.625%, 05/15/2030		189	164,327
1.50%, 02/15/2030(b)		4,652	4,243,861
3.875%, 04/30/2030		4,187	4,213,974
4.00%, 01/31/2029		1,018	1,028,968
4.125%, 10/31/2027		3,204	3,236,286
4.125%, 03/31/2029		742	752,912
4.25%, 02/28/2029		798	813,869
4.25%, 06/30/2029		297	302,884
4.25%, 05/15/2035		195	196,720
4.375%, 05/15/2034		415	424,969
4.50%, 05/31/2029		248	254,827
4.50%, 11/15/2033		192	198,126
4.625%, 09/30/2028		4,004	4,117,037
4.625%, 04/30/2029		642	662,768
4.875%, 04/30/2026		431	433,660

			38,814,978

Total Governments—Treasuries (cost $70,766,095)			67,010,728

INFLATION-LINKED SECURITIES–17.4%
Brazil–0.1%
Brazil Notas do Tesouro Nacional Series B 6.00%, 08/15/2050	BRL	265	196,264

United States–17.3%
U.S. Treasury Inflation Index
0.125%, 07/15/2030 (TIPS)(c)	U.S.$	20,509	19,503,235
0.125%, 07/15/2031 (TIPS)		5,204	4,859,893
0.25%, 07/15/2029 (TIPS)		9,117	8,843,701
1.375%, 07/15/2033 (TIPS)		6,189	6,094,111
1.625%, 04/15/2030 (TIPS)		1,345	1,365,369
1.75%, 01/15/2034 (TIPS)		5,350	5,373,850
1.875%, 07/15/2034 (TIPS)		6,691	6,785,970
2.125%, 01/15/2035 (TIPS)		725	746,453

			53,572,582

Total Inflation-Linked Securities (cost $52,597,093)			53,768,846

CORPORATES—INVESTMENT GRADE–15.6%

Industrial–7.9%
Basic–0.4%
Alpek SAB de CV 4.25%, 09/18/2029(a)		200	191,875
Celulosa Arauco y Constitucion SA 4.25%, 04/30/2029(a)		200	195,085
Glencore Capital Finance DAC Series E 3.75%, 02/04/2032(a)	EUR	200	237,269

16	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Glencore Funding LLC 4.907%, 04/01/2028(a)	U.S.$	148	$150,307
5.186%, 04/01/2030(a)		65	66,940
5.338%, 04/04/2027(a)		146	148,291
LYB International Finance III LLC 6.15%, 05/15/2035		20	20,845
Orbia Advance Corp. SAB de CV 6.80%, 05/13/2030(a)		200	207,951

			1,218,563

Capital Goods–0.5%
Boeing Co. (The) 3.25%, 02/01/2028		77	75,253
General Electric Co. 4.90%, 01/29/2036		81	82,093
John Deere Financial Ltd. 5.05%, 06/28/2029	AUD	230	155,507
Parker-Hannifin Corp. 2.90%, 03/01/2030	EUR	118	138,125
Regal Rexnord Corp. 6.05%, 02/15/2026	U.S.$	489	491,151
Republic Services, Inc. 4.75%, 07/15/2030		295	302,154
Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030		295	301,493

			1,545,776

Communications—Media–0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029		98	91,157
5.85%, 12/01/2035		63	63,617

			154,774

Communications—Telecommunications–0.1%
Bell Telephone Co. of Canada or Bell Canada 5.85%, 11/10/2032	CAD	136	108,334
TELUS Corp. 7.00%, 10/15/2055	U.S.$	225	237,179
Series CAG 5.25%, 11/15/2032	CAD	154	118,565
Verizon Communications, Inc. 4.50%, 08/17/2027(a)	AUD	50	33,284

			497,362

Consumer Cyclical—Automotive–0.9%
BMW US Capital LLC 4.65%, 03/19/2027(a)	U.S.$	195	196,650
Ford Credit Canada Co./Canada 6.382%, 11/10/2028	CAD	210	158,996
Ford Motor Co. 3.25%, 02/12/2032	U.S.$	715	624,452
General Motors Financial Co., Inc. 5.00%, 07/15/2027		8	8,098

	Principal Amount (000)		U.S. $ Value
General Motors Financial of Canada Ltd. 5.10%, 07/14/2028	CAD	200	$149,923
Honda Motor Co., Ltd. 4.436%, 07/08/2028	U.S.$	299	300,746
Hyundai Capital America 2.10%, 09/15/2028(a)		211	197,800
4.30%, 09/24/2027(a)		10	9,995
5.25%, 01/08/2027(a)		258	260,768
5.275%, 06/24/2027(a)		70	71,093
6.10%, 09/21/2028(a)		87	90,948
Qnity Electronics, Inc. 5.75%, 08/15/2032(a)		144	145,251
Toyota Finance Australia Ltd. 4.65%, 09/17/2029	AUD	220	146,838
Toyota Motor Credit Corp. 4.65%, 09/03/2032	U.S.$	305	307,352

			2,668,910

Consumer Cyclical—Other–0.5%
DR Horton, Inc. 4.85%, 10/15/2030		148	150,960
Flutter Treasury DAC 4.00%, 06/04/2031(a)	EUR	138	162,252
5.875%, 06/04/2031(a)	U.S.$	200	203,090
GENM Capital Labuan Ltd. 3.882%, 04/19/2031(a)		200	184,211
JH North America Holdings, Inc. 5.875%, 01/31/2031(a)		59	59,969
Las Vegas Sands Corp. 5.625%, 06/15/2028		54	55,210
6.00%, 06/14/2030		46	47,905
MDC Holdings, Inc. 6.00%, 01/15/2043		642	610,093

			1,473,690

Consumer Cyclical—Restaurants–0.1%
Starbucks Corp. 4.85%, 02/08/2027		272	274,693

Consumer Cyclical—Retailers–0.2%
Ross Stores, Inc. 4.70%, 04/15/2027		658	660,310

Consumer Non-Cyclical–1.4%
Altria Group, Inc. 3.125%, 06/15/2031	EUR	205	237,949
3.40%, 05/06/2030	U.S.$	595	571,486
BAT Capital Corp. 4.625%, 03/22/2033		84	83,126
5.35%, 08/15/2032		117	121,029
7.75%, 10/19/2032		26	30,316
BAT International Finance PLC Series E 4.125%, 04/12/2032(a)	EUR	100	121,234
Cargill, Inc. 5.125%, 10/11/2032(a)	U.S.$	305	316,017
Eli Lilly & Co. 4.00%, 10/15/2028		103	103,144
General Mills, Inc. 3.60%, 04/17/2032	EUR	102	120,747

2025 Annual Report	17

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Imperial Brands Finance PLC 5.875%, 07/01/2034(a)	U.S.$	495	$516,894
Loblaw Cos. Ltd. 6.54%, 02/17/2033(a)	CAD	110	90,980
Mondelez International, Inc. 4.50%, 05/06/2030	U.S.$	122	122,999
Nestle Finance International Ltd. Series E 2.80%, 05/29/2035(a)	CNH	1,000	142,508
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	U.S.$	810	682,247
Pfizer Netherlands International Finance BV 2.875%, 05/19/2029	EUR	103	121,615
Philip Morris International, Inc. 0.80%, 08/01/2031		210	214,625
4.375%, 04/30/2030	U.S.$	101	101,480
4.875%, 02/13/2026		216	216,421
Roche Holdings, Inc. 4.203%, 09/09/2029(a)		284	285,233
Sutter Health Series 2025 5.213%, 08/15/2032		39	40,437
Takeda Pharmaceutical Co., Ltd. 2.05%, 03/31/2030		200	181,650

			4,422,137

Energy–1.9%
BP Capital Markets PLC 3.625%, 03/22/2029(a)(d)	EUR	195	228,736
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)	U.S.$	772	672,142
5.75%, 01/15/2031(a)		223	229,920
Devon Energy Corp. 5.20%, 09/15/2034		428	426,220
Eni SpA 5.75%, 05/19/2035(a)		200	208,402
Kinder Morgan, Inc. 5.85%, 06/01/2035		45	47,370
MPLX LP 5.40%, 09/15/2035		229	229,563
Occidental Petroleum Corp. 5.20%, 08/01/2029		234	237,730
ONEOK, Inc. 4.40%, 10/15/2029		46	45,981
5.40%, 10/15/2035		455	457,034
6.05%, 09/01/2033		87	92,246
Ovintiv, Inc. 7.375%, 11/01/2031		17	18,940
Plains All American Pipeline LP/PAA Finance Corp. 5.60%, 01/15/2036		424	429,092
Raizen Fuels Finance SA 6.70%, 02/25/2037(a)		400	385,548

	Principal Amount (000)		U.S. $ Value
Targa Resources Corp. 4.90%, 09/15/2030	U.S.$	58	$58,918
5.65%, 02/15/2036		61	62,446
TotalEnergies SE 2.00%, 01/17/2027(a)(d)	EUR	166	192,006
Var Energi ASA 5.875%, 05/22/2030(a)	U.S.$	200	207,946
8.00%, 11/15/2032(a)		749	870,660
Williams Cos., Inc. (The) 4.625%, 06/30/2030		68	68,603
4.80%, 11/15/2029		192	195,337
Wintershall Dea Finance BV 1.823%, 09/25/2031(a)	EUR	200	208,814
Woodside Finance Ltd. 5.40%, 05/19/2030	U.S.$	46	47,221
6.00%, 05/19/2035		111	115,861

			5,736,736

Services–0.2%
Alibaba Group Holding Ltd. 2.80%, 11/28/2029(a)	CNH	1,500	216,022
Mastercard, Inc. 4.55%, 01/15/2035	U.S.$	306	305,287
Moody’s Corp. 5.00%, 08/05/2034		145	147,975
S&P Global, Inc. 4.25%, 05/01/2029		125	125,554

			794,838

Technology–0.9%
Alphabet, Inc. 2.50%, 05/06/2029	EUR	122	142,895
Applied Materials, Inc. 4.00%, 01/15/2031	U.S.$	308	304,994
Baidu, Inc. 2.70%, 03/12/2030(a)	CNH	1,400	199,915
Broadcom, Inc. 4.90%, 07/15/2032	U.S.$	88	89,998
Cisco Systems, Inc. 4.75%, 02/24/2030		235	241,164
Dell International LLC/EMC Corp. 5.50%, 04/01/2035		157	162,203
Entegris, Inc. 4.75%, 04/15/2029(a)		429	425,396
Fiserv, Inc. 4.50%, 05/24/2031	EUR	100	123,802
4.55%, 02/15/2031	U.S.$	191	191,722
International Business Machines Corp. 5.00%, 02/10/2032		235	242,003
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		204	211,269
Oracle Corp. 5.20%, 09/26/2035		550	552,821

			2,888,182

18	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Transportation—Airlines–0.3%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(a)	U.S.$	183	$182,976
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		23	22,786
4.75%, 10/20/2028(a)		563	566,175
United Airlines, Inc. 4.375%, 04/15/2026(a)		60	59,896

			831,833

Transportation—Railroads–0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		329	316,882

Transportation—Services–0.3%
ENA Master Trust 4.00%, 05/19/2048(a)		891	674,781
FedEx Corp. 3.50%, 07/30/2032	EUR	101	118,201
Heathrow Funding Ltd. 6.45%, 12/10/2033(a)	GBP	71	101,627

			894,609

			24,379,295

Financial Institutions–6.2%
Banking–5.0%
ABN AMRO Bank NV 4.75%, 09/22/2027(a)(d)	EUR	200	235,742
Series E 5.50%, 09/21/2033(a)		100	124,711
AIB Group PLC 5.32%, 05/15/2031(a)	U.S.$	236	242,945
Ally Financial, Inc. 6.992%, 06/13/2029		315	332,643
American Express Co. 3.433%, 05/20/2032	EUR	105	124,188
Australia & New Zealand Banking Group Ltd. 5.731%, 09/18/2034(a)	U.S.$	203	209,886
Banco Bilbao Vizcaya Argentaria SA 7.883%, 11/15/2034		400	464,368
Banco Santander SA 4.175%, 03/24/2028		600	599,124
6.35%, 03/14/2034		200	214,578
Series E 5.75%, 08/23/2033(a)	EUR	100	125,146
Bank of America Corp. 5.744%, 02/12/2036	U.S.$	236	245,747
Series E 1.667%, 06/02/2029(a)	GBP	170	212,222
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)	U.S.$	800	829,376
Bank of Nova Scotia (The) 4.588%, 05/04/2037		171	165,514
Banque Federative du Credit Mutuel SA 5.126%, 05/24/2027(a)	AUD	200	133,912

	Principal Amount (000)		U.S. $ Value
Barclays PLC 5.674%, 03/12/2028	U.S.$	270	$275,206
Series E 8.407%, 11/14/2032(a)	GBP	100	143,319
BPCE SA 5.716%, 01/18/2030(a)	U.S.$	250	258,540
CaixaBank SA 4.885%, 07/03/2031(a)		238	240,542
6.037%, 06/15/2035(a)		272	289,212
Capital One Financial Corp. 5.468%, 02/01/2029		162	166,053
Capital One NA 5.974%, 08/09/2028		300	310,743
Citigroup, Inc. 4.503%, 09/11/2031		64	64,029
4.643%, 05/07/2028		196	197,309
5.592%, 11/19/2034		133	136,240
Series W 4.00%, 12/10/2025(d)		307	305,486
Series Y 4.15%, 11/15/2026(d)		204	199,324
Commonwealth Bank of Australia 3.61%, 09/12/2034(a)		202	193,888
Cooperatieve Rabobank UA Series G 4.233%, 04/25/2029(a)	EUR	200	243,533
Credit Agricole SA 5.411%, 01/18/2029(a)	AUD	200	136,055
Danske Bank A/S 4.613%, 10/02/2030(a)	U.S.$	280	281,364
Series E 4.625%, 05/14/2034(a)	EUR	100	122,234
Deutsche Bank AG/New York NY 3.729%, 01/14/2032	U.S.$	200	187,404
5.373%, 01/10/2029		232	236,953
Goldman Sachs Group, Inc. (The) 4.937%, 04/23/2028		103	104,211
HSBC Holdings PLC 4.899%, 03/03/2029		286	290,038
5.733%, 05/17/2032		200	210,252
Intesa Sanpaolo SpA 4.198%, 06/01/2032(a)		200	189,000
JPMorgan Chase & Co. 2.963%, 01/25/2033		63	57,596
Series E 4.457%, 11/13/2031(a)	EUR	300	375,018
KBC Group NV Series E 4.375%, 04/19/2030(a)		100	123,197
4.875%, 04/25/2033(a)		100	122,153
Lloyds Banking Group PLC 5.087%, 11/26/2028	U.S.$	233	237,108
Macquarie Group Ltd. 1.935%, 04/14/2028(a)		88	84,887
Morgan Stanley 3.521%, 05/22/2031	EUR	270	322,417
Nationwide Building Society 2.972%, 02/16/2028(a)	U.S.$	775	760,941
5.537%, 07/14/2036(a)		400	411,056

2025 Annual Report	19

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
NatWest Group PLC 3.032%, 11/28/2035	U.S.$	468	$427,944
Series E 1.043%, 09/14/2032(a)	EUR	140	159,070
5.763%, 02/28/2034(a)		115	145,197
Royal Bank of Canada/Toronto 5.70%, 10/04/2028	AUD	120	82,187
Santander Holdings USA, Inc. 5.473%, 03/20/2029	U.S.$	29	29,567
Santander UK Group Holdings PLC 2.469%, 01/11/2028		443	432,758
6.534%, 01/10/2029		229	239,729
Societe Generale SA 5.249%, 05/22/2029(a)		232	235,858
5.512%, 05/22/2031(a)		235	241,545
5.519%, 01/19/2028(a)		203	205,578
Standard Chartered PLC 2.608%, 01/12/2028(a)		255	249,464
6.082% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a)(d)(e)		300	290,670
Swedbank AB Series G 3.625%, 08/23/2032(a)	EUR	292	347,540
UBS Group AG 4.398%, 09/23/2031(a)	U.S.$	203	202,430
7.00%, 02/10/2030(a)(d)		200	205,152
UniCredit SpA 5.861%, 06/19/2032(a)		200	203,118
Wells Fargo & Co. Series E 3.90%, 07/22/2032(a)	EUR	200	241,911

			15,475,128

Brokerage–0.2%
Charles Schwab Corp. (The) 4.776% (SOFR + 0.52%), 05/13/2026(e)	U.S.$	421	421,400

Finance–0.3%
Air Lease Corp. 5.40%, 06/01/2028	CAD	266	200,042
Aviation Capital Group LLC 1.95%, 09/20/2026(a)	U.S.$	71	69,393
4.75%, 04/14/2027(a)		94	94,471
4.875%, 10/01/2025(a)		98	98,000
Credicorp Capital Sociedad Titulizadora SA 10.10%, 12/15/2043(a)	PEN	725	223,949
Temasek Financial I Ltd. Series E 2.75%, 08/28/2034(a)	CNH	1,000	145,485
3.10%, 08/28/2054(a)		1,000	150,665

			982,005

Insurance–0.3%
Athene Global Funding 1.985%, 08/19/2028(a)	U.S.$	49	46,027
2.55%, 11/19/2030(a)		15	13,626
2.717%, 01/07/2029(a)		19	17,986

	Principal Amount (000)		U.S. $ Value
5.033%, 07/17/2030(a)	U.S.$	16	$16,248
5.38%, 01/07/2030(a)		38	39,162
5.526%, 07/11/2031(a)		266	274,270
5.583%, 01/09/2029(a)		2	2,066
New York Life Global Funding 5.35%, 09/19/2028(a)	AUD	200	136,073
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)	U.S.$	200	201,520
UnitedHealth Group, Inc. 4.40%, 06/15/2028		55	55,521

			802,499

REITs–0.4%
American Tower Corp. 5.20%, 02/15/2029		121	124,450
Digital Dutch Finco BV 1.00%, 01/15/2032(a)	EUR	100	100,859
Digital Intrepid Holding BV 1.375%, 07/18/2032(a)		100	101,828
EPR Properties 4.50%, 06/01/2027	U.S.$	165	165,003
GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2030		163	157,839
4.00%, 01/15/2031		72	68,828
5.25%, 02/15/2033		226	226,658
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		53	53,796
Swire Properties MTN Financing Ltd. Series E 3.40%, 09/03/2029(a)	CNH	1,000	143,824
Westfield America Management Ltd. 2.625%, 03/30/2029(a)	GBP	100	124,461

			1,267,546

			18,948,578

Utility–1.5%
Electric–1.3%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)	U.S.$	476	449,881
Alexander Funding Trust II 7.467%, 07/31/2028(a)		106	113,338
American Electric Power Co., Inc. 6.95%, 12/15/2054		189	204,819
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033		5	5,087
5.05%, 03/01/2035		110	111,228
Series AQ 4.95%, 08/15/2035		61	60,798
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2043		542	431,269
EDP Servicios Financieros Espana SA Series E 3.50%, 07/16/2030(a)	EUR	100	119,680
3.50%, 07/21/2031(a)		105	125,260

20	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Electricite de France SA 9.125%, 03/15/2033(a)(d)	U.S.$	200	$231,874
Series MPLE 5.993%, 05/23/2030(a)	CAD	77	60,279
Enel Finance International NV Series E 4.00%, 02/20/2031(a)	EUR	165	202,412
Florida Power & Light Co. 5.30%, 06/15/2034	U.S.$	81	84,552
Israel Electric Corp., Ltd. Series G 4.25%, 08/14/2028(a)		402	395,375
National Grid PLC Series E 0.553%, 09/18/2029(a)	EUR	113	120,846
Niagara Mohawk Power Corp. 4.647%, 10/03/2030(a)	U.S.$	90	90,468
5.29%, 01/17/2034(a)		206	209,941
NRG Energy, Inc. 4.734%, 10/15/2030(a)		44	43,997
Pacific Gas & Electric Co. 5.55%, 05/15/2029		74	76,187
Public Service Co. of Colorado 5.15%, 09/15/2035		302	306,035
Public Service Co. of Oklahoma 5.45%, 01/15/2036		90	91,947
SSE PLC Series E 8.375%, 11/20/2028(a)	GBP	56	83,346
Virginia Electric & Power Co. Series C 4.90%, 09/15/2035	U.S.$	259	257,638
Vistra Operations Co. LLC 5.05%, 12/30/2026(a)		4	4,028

			3,880,285

Natural Gas–0.1%
Cadent Finance PLC Series E 3.75%, 04/16/2033(a)	EUR	209	247,150
National Grid North America, Inc. Series E 3.631%, 09/03/2031(a)		100	119,906

			367,056

Other Utility–0.1%
Anglian Water Services Financing PLC Series A5 6.293%, 07/30/2030(a)	GBP	70	98,113
Suez SACA Series E 4.50%, 11/13/2033(a)	EUR	200	247,701
Veolia Environnement SA Series E 1.625%, 09/21/2032(a)		100	104,849

			450,663

			4,698,004

Total Corporates—Investment Grade (cost $47,402,566)			48,025,877

	Shares		U.S. $ Value

INVESTMENT COMPANIES–13.6%
Funds and Investment Trusts–13.6%(j)
AB Bond Fund, Inc.–AB All Market Real Return Portfolio–Class Z(k)		1,064,197	$11,003,793
iShares Core MSCI EAFE ETF		249,082	21,747,349
iShares Core MSCI Emerging Markets ETF		138,734	9,145,345

Total Investment Companies (cost $34,229,454)			41,896,487

	Principal Amount (000)

MORTGAGE PASS-THROUGHS–9.0%
Agency Fixed Rate 30-Year–8.7%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 11/01/2049	U.S.$	172	159,915
Series 2022 3.00%, 05/01/2052		578	510,103
Federal Home Loan Mortgage Corp. Gold Series 2018 4.50%, 03/01/2048		104	102,866
4.50%, 11/01/2048		282	279,139
5.00%, 11/01/2048		121	122,802
Federal National Mortgage Association Series 2007 5.50%, 08/01/2037		87	90,310
Series 2010 4.00%, 12/01/2040		158	154,597
Series 2012 3.50%, 02/01/2042		91	86,874
3.50%, 11/01/2042		157	149,444
3.50%, 01/01/2043		171	162,775
Series 2013 3.50%, 03/01/2043		5	4,368
3.50%, 04/01/2043		52	49,601
4.00%, 10/01/2043		432	420,297
Series 2014 5.50%, 09/01/2041		238	247,585
Series 2015 3.00%, 05/01/2045		63	57,534
3.00%, 08/01/2045		453	412,062
Series 2018 4.50%, 09/01/2048		415	410,100
Series 2019 3.50%, 11/01/2049		376	348,869
Series 2021 2.00%, 07/01/2051		1,934	1,569,630
2.00%, 12/01/2051		359	290,843
2.50%, 01/01/2052		588	502,696
Series 2022 2.50%, 03/01/2052		696	595,590
2.50%, 05/01/2052		759	649,084
3.00%, 03/01/2052		488	434,361

2025 Annual Report	21

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Government National Mortgage Association Series 2016 3.00%, 04/20/2046	U.S.$	51	$46,266
3.00%, 05/20/2046		136	123,035
Series 2022 5.00%, 11/20/2052		1,355	1,356,888
Series 2025 2.50%, 10/01/2055, TBA		1,024	881,493
3.00%, 10/01/2055, TBA		1,343	1,199,288
4.00%, 10/01/2055, TBA		668	627,824
4.50%, 10/01/2055, TBA		1,530	1,483,957
5.00%, 10/01/2055, TBA		3,010	2,993,682
5.50%, 10/01/2055, TBA		3,372	3,396,672
6.00%, 10/01/2055, TBA		1,246	1,267,379
Uniform Mortgage-Backed Security Series 2025 2.00%, 10/01/2055, TBA		46	37,306
2.50%, 10/01/2055, TBA		640	539,150
5.00%, 10/01/2055, TBA		250	247,920
5.50%, 10/01/2055, TBA		2,637	2,659,082
6.00%, 10/01/2055, TBA		1,465	1,496,107
6.50%, 10/01/2055, TBA		770	796,148

			26,963,642

Agency Fixed Rate 15-Year–0.3%
Federal National Mortgage Association Series 2013 2.50%, 03/01/2028		9	8,409
2.50%, 06/01/2028		3	2,693
Series 2014 2.50%, 09/01/2029		37	35,907
Series 2016 2.50%, 11/01/2031		11	10,310
2.50%, 12/01/2031		682	659,242
2.50%, 01/01/2032		18	17,660
Series 2017 2.50%, 02/01/2032		61	58,686

			792,907

Total Mortgage Pass-Throughs (cost $28,524,300)			27,756,549

ASSET-BACKED SECURITIES–4.0%
Other ABS—Fixed Rate–2.7%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a)		1,094	1,034,942
Accelerated LLC Series 2024-1A, Class A 4.68%, 08/22/2044(a)		132	132,007
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(a)		63	63,332

	Principal Amount (000)		U.S. $ Value
APL Finance DAC Series 2025-1A, Class A 5.39%, 03/20/2036(a)	U.S.$	250	$249,997
Auxilior Term Funding LLC Series 2023-1A, Class A2 6.18%, 12/15/2028(a)		93	93,657
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(a)		55	55,471
Series 2023-B, Class A 6.92%, 12/17/2036(a)		36	37,650
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(a)		235	231,690
CCG Receivables Trust Series 2025-1, Class B 4.69%, 10/14/2032(a)		100	101,116
Clarus Capital Funding LLC Series 2024-1A, Class B 4.79%, 08/20/2032(a)		115	115,279
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(a)		212	199,234
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		171	171,665
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051(a) GCI Funding I LLC		1,139	1,083,258
Series 2021-1, Class A 2.38%, 06/18/2046(a)		308	285,525
HINNT LLC Series 2024-A, Class A 5.49%, 03/15/2043(a)		43	43,996
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(a)		167	157,795
Series 2025-1A, Class A 4.97%, 09/22/2042(a)		112	113,549
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(a)		812	759,856
Series 2023-1A, Class A2 7.308%, 01/30/2053(a)		1,014	1,027,163
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)		140	125,071
Series 2021-CA, Class B 2.53%, 04/20/2062(a)		499	439,151
Series 2021-DA, Class B 2.90%, 04/20/2062(a)		457	410,418
NMEF Funding LLC Series 2024-A, Class A2 5.15%, 12/15/2031(a)		147	147,745
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(a)		36	36,547
Series 2024-9, Class B 5.306%, 03/15/2032(a)		350	351,669

22	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Pagaya AI Debt Trust Series 2024-2, Class A 6.319%, 08/15/2031(a)	U.S.$	30	$30,495
Series 2025-4, Class A2 5.373%, 01/17/2033(a)		156	157,628
PEAC Solutions Receivables LLC Series 2025-1A, Class A2 4.94%, 10/20/2028(a)		32	32,241
Series 2025-1A, Class B 5.20%, 07/20/2032(a)		51	51,813
SCF Equipment Leasing LLC Series 2024-1A, Class A2 5.88%, 11/20/2029(a)		60	60,209
SCF Equipment Trust LLC Series 2025-1A, Class A3 5.11%, 11/21/2033(a)		100	102,347
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class A 5.14%, 06/20/2041(a)		70	70,647
VFI ABS LLC Series 2025-1A, Class A 4.78%, 06/24/2030(a)		190	191,281

			8,164,444

Autos—Fixed Rate–1.3%
Ally Bank Auto Credit-Linked Notes Series 2024-A, Class A2 5.681%, 05/17/2032(a)		135	137,647
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)		399	404,802
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		46	45,001
Series 2021-N4, Class D 2.30%, 09/11/2028		37	36,165
Series 2021-P4, Class D 2.61%, 09/11/2028		596	572,336
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(a)		109	108,906
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)		824	811,703
Hertz Vehicle Financing III LLC Series 2025-1A, Class A 4.91%, 09/25/2029(a)		145	146,274
Hyundai Auto Lease Securitization Trust Series 2025-A, Class B 5.15%, 06/15/2029(a)		140	141,865
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		505	511,815
Series 2025-2A, Class A2 5.18%, 05/15/2030(a)		127	127,350
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)		58	58,318

	Principal Amount (000)		U.S. $ Value
OCCU Auto Receivables Trust Series 2025-1A, Class A2 4.82%, 04/17/2028(a)	U.S.$	199	$199,552
PenFed Auto Receivables Owner Trust Series 2024-A, Class A3 4.70%, 06/15/2029(a)		69	69,438
Research-Driven Pagaya Motor Asset Trust Series 2025-4A, Class A2 5.124%, 04/25/2034(a)		199	199,723
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A, Class A 5.38%, 11/25/2030(a)		34	33,538
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(a)		44	44,478
SBNA Auto Receivables Trust Series 2025-SF1, Class B 5.12%, 03/17/2031(a)		24	24,502
Securitized Term Auto Receivables Trust Series 2025-A, Class B 5.038%, 07/25/2031(a)		55	55,085
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(a)		62	61,954
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(f)		17	16,320
United Auto Credit Securitization Trust Series 2025-1, Class A 4.80%, 06/10/2027(a)		96	95,964
Wheels Fleet Lease Funding 1 LLC Series 2023-2A, Class A 6.46%, 08/18/2038(a) Series 2024-2A, Class A1		66	66,867
4.87%, 06/21/2039(a)		147	148,020

			4,117,623

Credit Cards—Fixed Rate–0.0%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(a)		121	121,752

Total Asset-Backed Securities (cost $12,702,449)			12,403,819

COLLATERALIZED MORTGAGE OBLIGATIONS–3.1%
Agency Floating Rate–0.3%
Government National Mortgage Association Series 2017-134, Class SE 1.95% (6.09%–CME Term SOFR 1 Month), 09/20/2047(e)(g)		278	36,801

2025 Annual Report	23

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association REMICS Series 2017-97, Class SW 1.729% (6.09%–CME Term SOFR), 12/25/2047(e)(g)	U.S.$	379	$48,824
Series 2016-77, Class DS 1.529% (5.89%–CME Term SOFR), 10/25/2046(e)(g)		769	89,415
Series 2017-97, Class LS 1.729% (6.09%–CME Term SOFR), 12/25/2047(e)(g)		742	91,722
Federal Home Loan Mortgage Corp. REMICS Series 4693, Class SL 1.663% (6.04%–CME Term SOFR), 06/15/2047(e)(g)		962	116,158
Series 4954, Class SL 1.579% (5.94%–CME Term SOFR), 02/25/2050(e)(g)		927	111,461
Series 4981, Class HS 1.629% (5.99%–CME Term SOFR), 06/25/2050(e)(g)		2,317	253,529
Federal National Mortgage Association REMICS Series 2014-78, Class SE 1.629% (5.99%–CME Term SOFR), 12/25/2044(e)(g)		314	35,798
Series 2017-62, Class AS 1.679% (6.04%–CME Term SOFR), 08/25/2047(e)(g)		365	42,135
Government National Mortgage Association Series 2017-65, Class ST 1.90% (6.04%–CME Term SOFR 1 Month), 04/20/2047(e)(g)		482	61,383
Series 2017-122, Class SA 1.95% (6.09%–CME Term SOFR 1 Month), 08/20/2047(e)(g)		367	50,472
Federal Home Loan Mortgage Corp. REMICS Series 4719, Class JS 1.663% (6.04%–CME Term SOFR), 09/15/2047(e)(g)		298	35,680

			973,378

Non-Agency Fixed Rate–0.3%
Angel Oak Mortgage Trust Series 2025-4, Class A1 5.855%, 04/25/2070(a)		59	59,518
Series 2025-6, Class A1 5.515%, 04/25/2070(a)		68	69,072
COLT Mortgage Loan Trust Series 2025-5, Class A1 5.536%, 05/25/2070(a)		118	118,876
Cross Mortgage Trust Series 2025-H4, Class A1 5.596%, 06/25/2070(a)		186	187,952

	Principal Amount (000)		U.S. $ Value
GCAT Trust Series 2025-NQM2, Class A1 5.604%, 04/25/2070(a)	U.S.$	93	$94,025
OBX Trust Series 2025-NQM10, Class A1 5.453%, 05/25/2065(a)		153	154,650
Series 2025-NQM8, Class A1 5.472%, 03/25/2065(a)		133	134,333
Verus Securitization Trust Series 2025-5, Class A1 5.427%, 06/25/2070(a)		96	97,201
Series 2025-6, Class A1 5.417%, 07/25/2070(a)		99	99,353

			1,014,980

Non-Agency Floating Rate–0.1%
Federal Home Loan Mortgage Corp. Mscr Trust Mn1 Series 2021-MN1, Class M1 6.356% (CME Term SOFR + 2.00%), 01/25/2051(a)(e)		45	44,818
BRAVO Residential Funding Trust Series 2025-NQM5, Class A1 5.496%, 02/25/2065(a)		185	186,190
COLT Mortgage Loan Trust Series 2025-10, Class A1 5.088%, 10/25/2070(a)		100	100,041

			331,049

Risk Share Floating Rate–2.4%
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C02, Class 1M2 10.471% (CME Term SOFR + 6.11%), 09/25/2028(e)		21	21,713
Series 2016-C01, Class 2M2 11.421% (CME Term SOFR + 7.06%), 08/25/2028(e)		13	13,691
Series 2015-C04, Class 1M2 10.171% (CME Term SOFR + 5.81%), 04/25/2028(e)		203	203,984
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M3 9.271% (CME Term SOFR + 4.91%), 05/25/2028(e)		37	37,180
Series 2021-DNA5, Class M2 6.006% (CME Term SOFR + 1.65%), 01/25/2034(a)(e)		117	117,345
Connecticut Avenue Securities Trust Series 2022-R04, Class 1M2 7.456% (CME Term SOFR + 3.10%), 03/25/2042(a)(e)		130	133,088
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2022-DNA3, Class M1B 7.256% (CME Term SOFR + 2.90%), 04/25/2042(a)(e)		239	246,313

24	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Connecticut Avenue Securities Trust Series 2022-R06, Class 1M1 7.106% (CME Term SOFR + 2.75%), 05/25/2042(a)(e)	U.S.$	265	$270,928
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-HQA4, Class M2 6.706% (CME Term SOFR + 2.35%), 12/25/2041(a)(e)		415	418,957
Bellemeade Re Ltd. Series 2022-2, Class M1A 8.356% (CME Term SOFR + 4.00%), 09/27/2032(a)(e)		83	82,783
Connecticut Avenue Securities Trust Series 2023-R02, Class 1M1 6.656% (CME Term SOFR + 2.30%), 01/25/2043(a)(e)		379	386,188
Series 2023-R01, Class 1M1 6.756% (CME Term SOFR + 2.40%), 12/25/2042(a)(e)		332	339,283
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA6, Class M2 5.856% (CME Term SOFR + 1.50%), 10/25/2041(a)(e)		288	288,717
Series 2022-DNA7, Class M1A 6.856% (CME Term SOFR + 2.50%), 03/25/2052(a)(e)		212	214,076
Series 2021-HQA4, Class M1 5.306% (CME Term SOFR + 0.95%), 12/25/2041(a)(e)		320	320,250
Series 2023-DNA2, Class M1A 6.448% (CME Term SOFR + 2.10%), 04/25/2043(a)(e)		151	153,321
Series 2022-DNA4, Class M1B 7.706% (CME Term SOFR + 3.35%), 05/25/2042(a)(e)		878	911,305
Series 2022-DNA5, Class M1B 8.856% (CME Term SOFR + 4.50%), 06/25/2042(a)(e)		769	813,916
Connecticut Avenue Securities Trust Series 2024-R04, Class 1M1 5.456% (CME Term SOFR + 1.10%), 05/25/2044(a)(e)		56	56,141
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 9.721% (CME Term SOFR + 5.36%), 11/25/2025(a)(e)		96	100,459
Series 2015-WF1, Class 2M2 9.971% (CME Term SOFR + 5.61%), 11/25/2025(a)(e)		23	24,433
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 5.906% (CME Term SOFR + 1.55%), 10/25/2041(a)(e)		27	27,280

	Principal Amount (000)		U.S. $ Value
Bellemeade Re Ltd. Series 2022-1, Class M1B 6.506% (CME Term SOFR + 2.15%), 01/26/2032(a)(e)	U.S.$	36	$36,407
Connecticut Avenue Securities Trust Series 2022-R02, Class 2M1 5.556% (CME Term SOFR + 1.20%), 01/25/2042(a)(e)		45	44,543
Series 2024-R05, Class 2M1 5.356% (CME Term SOFR + 1.00%), 07/25/2044(a)(e)		36	36,437
Series 2024-R06, Class 1M1 5.406% (CME Term SOFR + 1.05%), 09/25/2044(a)(e)		20	20,332
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2024-HQA2, Class M1 5.556% (CME Term SOFR + 1.20%), 08/25/2044(a)(e)		420	420,613
Connecticut Avenue Securities Trust Series 2023-R03, Class 2M1 6.856% (CME Term SOFR + 2.50%), 04/25/2043(a)(e)		183	185,910
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2024-DNA3, Class M1 5.356% (CME Term SOFR + 1.00%), 10/25/2044(a)(e)		22	21,528
Connecticut Avenue Securities Trust Series 2025-R02, Class 1A1 5.356% (CME Term SOFR + 1.00%), 02/25/2045(a)(e)		74	74,374
Connecticut Avenue Securities Series 2025-R01, Class 1M1 5.456% (CME Term SOFR + 1.10%), 01/25/2045(a)(e)		72	71,993
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-Hqa1 Series 2025-HQA1, Class A1 5.306% (CME Term SOFR + 0.95%), 02/25/2045(a)(e)		155	155,081
Connecticut Avenue Securities Trust Series 2024-R02, Class 1M2 6.156% (CME Term SOFR + 1.80%), 02/25/2044(a)(e)		150	151,078
Series 2025-R03, Class 2M1 5.956% (CME Term SOFR + 1.60%), 03/25/2045(a)(e)		249	250,028
Series 2025-R04, Class 1A1 5.356% (CME Term SOFR + 1.00%), 05/25/2045(a)(e)		92	91,702
Series 2025-R04, Class 1M1 5.556% (CME Term SOFR + 1.20%), 05/25/2045(a)(e)		157	157,321

2025 Annual Report	25

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA2 Series 2025-DNA2, Class A1 5.456% (CME Term SOFR + 1.10%), 05/25/2045(a)(e)	U.S.$	79	$79,514
Series 2025-DNA2, Class M1 5.556% (CME Term SOFR + 1.20%), 05/25/2045(a)(e)		47	47,029
Connecticut Avenue Securities Trust Series 2025-R05, Class 2M1 5.556% (CME Term SOFR + 1.20%), 07/25/2045(a)(e)		357	358,309

			7,383,550

Total Collateralized Mortgage Obligations (cost $9,340,140)			9,702,957

COMMERCIAL MORTGAGE-BACKED SECURITIES–2.1%
Non-Agency Fixed Rate CMBS–0.7%
Commercial Mortgage Trust Series 2010-C1, Class D 5.985%, 07/10/2046(a)		676	668,846
DTP Commercial Mortgage Trust Series 2023-STE2, Class A 6.038%, 01/15/2041(a)		116	119,065
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.314%, 08/10/2044(a)		26	18,849
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026(f)		278	275,892
Series 2021-1, Class A2 2.435%, 08/15/2026(f)		1,071	1,064,542
Series 2021-1, Class AS 2.638%, 08/15/2026(f)		39	38,430
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035(f)		9	9,046
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA 0.551%, 09/15/2047(h)		780	8
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class C 4.471%, 12/15/2059		125	118,931

			2,313,609

Non-Agency Floating Rate CMBS–1.4%
ALA Trust Series 2025-OANA, Class A 5.894% (CME Term SOFR 1 Month + 1.74%), 06/15/2040(a)(e)		125	125,616
BBCMS Mortgage Trust Series 2020-BID, Class A 6.405% (CME Term SOFR 1 Month + 2.25%), 10/15/2037(a)(e)		1,089	1,088,660

	Principal Amount (000)		U.S. $ Value
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A 6.00% (CME Term SOFR 1 Month + 1.85%), 08/15/2042(a)(e)	U.S.$	100	$100,282
BOCA Commercial Mortgage Trust Series 2024-BOCA, Class A 6.071% (CME Term SOFR 1 Month + 1.92%), 08/15/2041(a)(e)		280	281,566
BX Commercial Mortgage Trust Series 2019-IMC, Class E 6.346% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(a)(e)		430	419,500
Series 2024-AIR2, Class A 5.643% (CME Term SOFR 1 Month + 1.49%), 10/15/2041(a)(e)		106	105,675
Great Wolf Trust Series 2024-WOLF, Class A 5.692% (CME Term SOFR 1 Month + 1.54%), 03/15/2039(a)(e)		232	232,435
Hawaii Hotel Trust Series 2025-MAUI, Class A 5.543% (CME Term SOFR 1 Month + 1.39%), 03/15/2042(a)(e)		117	117,073
HILT Commercial Mortgage Trust Series 2024-ORL, Class A 5.691% (CME Term SOFR 1 Month + 1.54%), 05/15/2037(a)(e)		176	176,275
HLTN Commercial Mortgage Trust Series 2024-DPLO, Class A 5.792% (CME Term SOFR 1 Month + 1.64%), 06/15/2041(a)(e)		250	249,948
KIND Trust Series 2021-KIND, Class A 5.22% (CME Term SOFR 1 Month + 1.06%), 08/15/2038(a)(e)		99	98,807
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.73% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(a)(e)		316	303,808
NJ Trust Series 2023-GSP, Class A 6.697%, 01/06/2029(a)		165	172,885
NRTH Mortgage Trust Series 2024-PARK, Class A 5.791% (CME Term SOFR 1 Month + 1.64%), 03/15/2039(a)(e)		232	231,491
ORL Trust Series 2024-GLKS, Class A 5.643% (CME Term SOFR 1 Month + 1.49%), 12/15/2039(a)(e)		100	100,031

26	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
SWCH Commercial Mortgage Trust Series 2025-DATA, Class A 5.593% (CME Term SOFR 1 Month + 1.44%), 02/15/2042(a)(e)	U.S.$	269	$267,885
Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class A12 5.841% (CME Term SOFR 1 Month + 1.69%), 08/15/2041(a)(e)		94	93,584

			4,165,521

Total Commercial Mortgage-Backed Securities (cost $6,602,883)			6,479,130

CORPORATES—NON-INVESTMENT GRADE–1.4%

Industrial—1.2%
Basic–0.1%
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(a)	EUR	100	117,277
Solstice Advanced Materials, Inc. 5.625%, 09/30/2033(a)	U.S.$	154	154,427

			271,704

Capital Goods–0.1%
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.375%, 12/15/2030(a)	EUR	100	122,612
Luna 2 5SARL 5.50%, 07/01/2032(a)		100	119,381

			241,993

Communications—Media–0.2%
Discovery Communications LLC 5.30%, 05/15/2049	U.S.$	29	20,979
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)	EUR	320	353,222
Warnermedia Holdings, Inc. 4.279%, 03/15/2032	U.S.$	389	356,639
5.141%, 03/15/2052		22	16,389

			747,229

Communications—Telecommunications–0.1%
Altice France SA 3.375%, 01/15/2028(f)	EUR	173	173,926
Fibercop SpA 4.75%, 06/30/2030(a)		135	161,037

			334,963

Consumer Cyclical—Automotive–0.1%
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)	U.S.$	143	137,991
5.30%, 09/13/2027(a)		59	58,953

			196,944

Consumer Cyclical—Other–0.1%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)		122	124,486

	Principal Amount (000)		U.S. $ Value
Standard Industries, Inc./NY 4.375%, 07/15/2030(a)	U.S.$	51	$48,910
4.75%, 01/15/2028(a)		69	68,432
Travel & Leisure Co. 6.125%, 09/01/2033(a)		117	116,778

			358,606

Consumer Cyclical—Restaurants–0.0%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		40	39,092

Consumer Cyclical—Retailers–0.1%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)		201	207,018
FirstCash, Inc. 4.625%, 09/01/2028(a)		40	39,332

			246,350

Consumer Non-Cyclical–0.2%
CVS Health Corp. 6.75%, 12/10/2054		19	19,621
7.00%, 03/10/2055		242	254,645
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)	EUR	200	228,900
4.125%, 04/30/2028(a)	U.S.$	200	193,240
Tenet Healthcare Corp. 5.125%, 11/01/2027		79	78,915

			775,321

Energy–0.1%
NuStar Logistics LP 6.00%, 06/01/2026		28	28,077
Sunoco LP 5.625%, 03/15/2031(a)		201	199,573
Sunoco LP/Sunoco Finance Corp. 7.00%, 09/15/2028(a)		77	79,352

			307,002

Services–0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		30	29,157

Technology–0.0%
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(a)	EUR	100	119,239

Transportation—Airlines–0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 04/20/2029(a)	U.S.$	81	81,325
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, 09/20/2031(a)		135	137,009

			218,334

			3,885,934

2025 Annual Report	27

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value

Utility–0.2%
Electric–0.1%
Vistra Corp. 7.00%, 12/15/2026(a)(d)	U.S.$	384	$389,641

Other Utility–0.1%
Holding d’Infrastructures des Metiers de l’Environnement SAS 4.875%, 10/24/2029(a)	EUR	100	121,790

			511,431

Total Corporates—Non-Investment Grade (cost $4,406,973)			4,397,365

COLLATERALIZED LOAN OBLIGATIONS–1.0%
CLO—Floating Rate–1.0%
Pikes Peak CLO 15 2023 Ltd. Series 2023-15A, Class A1 6.075% (CME Term SOFR 3 Month + 1.75%), 10/20/2036(a)(e)	U.S.$	250	250,350
Allegro CLO XI Ltd. Series 2019-2A, Class BR 6.225% (CME Term SOFR 3 Month + 1.90%), 01/19/2033(a)(e)		273	272,885
Ballyrock CLO 17 Ltd. Series 2021-17A, Class A1A 5.737% (CME Term SOFR 3 Month + 1.41%), 10/20/2034(a)(e)		250	250,334
Kings Park CLO Ltd. Series 2021-1A, Class A 5.717% (CME Term SOFR 3 Month + 1.39%), 01/21/2035(a)(e)		250	250,165
Clover CLO LLC Series 2021-3A, Class BR 5.768% (CME Term SOFR 3 Month + 1.45%), 01/25/2035(a)(e)		250	250,205
Magnetite XIX Ltd. Series 2017-19A, Class B1RR 5.772% (CME Term SOFR 3 Month + 1.45%), 04/17/2034(a)(e)		250	249,891
OCP CLO Ltd. Series 2021-23A, Class BR 5.872% (CME Term SOFR 3 Month + 1.55%), 01/17/2037(a)(e)		250	249,754
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class AR 5.268% (CME Term SOFR 3 Month + 0.95%), 07/16/2036(a)(e)		250	250,003

	Principal Amount (000)		U.S. $ Value
AGL CLO 13 Ltd. Series 2021-13A, Class A1R 5.373% (CME Term SOFR 3 Month + 1.10%), 10/20/2034(a)(e)	U.S.$	250	$250,377
AGL CLO 44 Ltd. Series 2025-44A, Class A 5.103% (CME Term SOFR 3 Month + 1.15%), 10/22/2037(a)(e)		250	246,175
Allegany Park CLO Ltd. Series 2019-1A, Class ARR 5.375% (CME Term SOFR 3 Month + 1.10%), 01/20/2035(a)(e)		250	250,217
Pikes Peak CLO 18 Series 2025-18A, Class A1 5.508% (CME Term SOFR 3 Month + 1.22%), 04/20/2038(a)(e)		250	250,312

Total Collateralized Loan Obligations (cost $3,021,933)			3,020,668

GOVERNMENTS—SOVEREIGN AGENCIES–0.9%
Belgium–0.1%
Dexia SA Series E 0.00%, 01/21/2028(a)	EUR	200	222,433

Canada–0.2%
Canada Housing Trust No. 1 3.55%, 09/15/2032(a)	CAD	535	395,141
4.25%, 03/15/2034(a)		270	207,539

			602,680

France–0.1%
SNCF Reseau Series E 1.125%, 05/25/2030(a)	EUR	500	541,402

Kazakhstan–0.1%
Baiterek National Managing Holding JSC 5.45%, 05/08/2028(a)	U.S.$	200	203,420

Netherlands–0.4%
BNG Bank NV 3.50%, 07/19/2027	AUD	1,773	1,165,075

Total Governments—Sovereign Agencies (cost $2,664,990)			2,735,010

COVERED BONDS–0.8%
BPCE SFH SA Series E 0.01%, 01/29/2029(a)	EUR	400	432,398
Caisse de Refinancement de l’Habitat SA 2.75%, 04/12/2028(a)		200	236,616

28	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Caisse Francaise de Financement Local SA 3.25%, 02/19/2029(a)	EUR	400	$479,313
Credit Agricole Home Loan SFH SA Series E 0.875%, 08/31/2027(a)		300	342,790
Credit Mutuel Home Loan SFH SA Series E 3.25%, 10/31/2029(a)		100	120,139
National Australia Bank Ltd. 0.01%, 01/06/2029(a)		461	498,225
Santander UK PLC Series E 3.00%, 03/12/2029(a)		145	172,592
Societe Generale SFH SA 0.125%, 07/18/2029(a)		200	213,933

Total Covered Bonds (cost $2,349,778)			2,496,006

	Notional Amount

PURCHASED OPTIONS—PUTS–0.8%
Options on Equity Indices–0.8%
Euro STOXX 50 Price EUR Index Expiration: Sep 2026; Contracts: 1,980; Exercise Price: EUR 4,500.00; Counterparty: UBS AG(i)		8,910,000	223,148
FTSE 100 Index Expiration: Sep 2026; Contracts: 430; Exercise Price: GBP 8,000.00; Counterparty: UBS AG(i)	GBP	3,440,000	62,653
Nikkei 225 Index Expiration: Sep 2026; Contracts: 26,000; Exercise Price: JPY 36,500.00; Counterparty: UBS AG(i)	JPY	949,000,000	187,930
S&P 500 Index Expiration: Sep 2026; Contracts: 16,000; Exercise Price: USD 5,500.00; Counterparty: UBS AG(i)	USD	88,000,000	1,998,484

Total Purchased Options—Puts (premiums paid $2,629,115)			2,472,215

	Principal Amount (000)

EMERGING MARKETS—CORPORATE BONDS–0.7%

Industrial–0.6%
Basic–0.3%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)	U.S.$	200	84,790
Periama Holdings LLC/DE 5.95%, 04/19/2026(a)		200	200,700

	Principal Amount (000)		U.S. $ Value
Sappi Papier Holding GmbH 4.50%, 03/15/2032(a)	EUR	100	$115,833
Sasol Financing USA LLC 8.75%, 05/03/2029(a)	U.S.$	200	207,500
Stillwater Mining Co. 4.00%, 11/16/2026(a)		200	197,600
Volcan Cia Minera SAA 8.75%, 01/24/2030(a)		71	73,648

			880,071

Communications—Media–0.1%
Globo Comunicacao e Participacoes S/A 4.875%, 01/22/2030(a)		229	221,056

Energy–0.2%
Ecopetrol SA 8.375%, 01/19/2036		100	103,250
8.625%, 01/19/2029		141	153,084
Oleoducto Central SA 4.00%, 07/14/2027(a)		528	518,311

			774,645

			1,875,772

Utility–0.1%
Electric–0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(a)		33	32,791

Other Utility–0.1%
Aegea Finance SARL 6.75%, 05/20/2029(a)		200	204,162

			236,953

Total Emerging Markets—Corporate Bonds (cost $2,175,462)			2,112,725

GOVERNMENTS—SOVEREIGN BONDS–0.6%
Chile–0.2%
Chile Electricity Lux MPC II SARL 5.672%, 10/20/2035(a)		400	412,048
Chile Government International Bond 3.75%, 01/14/2032	EUR	117	140,541

			552,589

Hong Kong–0.1%
Hong Kong Government International Bond Series G 3.15%, 07/24/2054(a)	CNH	1,000	155,336

Mexico–0.2%
Mexico Government International Bond 5.375%, 03/22/2033	U.S.$	603	603,061

Panama–0.0%
Panama Government International Bond 9.375%, 04/01/2029		85	96,890

2025 Annual Report	29

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Romania–0.1%
Romanian Government International Bond 5.75%, 09/16/2030(a)	U.S.$	530	$539,937

Total Governments—Sovereign Bonds (cost $1,889,191)			1,947,813

LOCAL GOVERNMENTS—US MUNICIPAL BONDS–0.6%
United States–0.6%
California Earthquake Authority (California Earthquake Authority) Series 2022-A 5.603%, 07/01/2027		110	111,431
Commonwealth Financing Authority (Commonwealth of Pennsylvania Dept. of Education State Lease) Series 2016-A 4.144%, 06/01/2038		80	75,601
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.705%, 07/01/2027		652	627,758
2.154%, 07/01/2030		224	204,924
University of California (University of California) Series 2021-B 3.071%, 05/15/2051		1,130	755,290

Total Local Governments—US Municipal Bonds (cost $2,154,305)			1,775,004

AGENCIES–0.4%
Agency Debentures–0.4%
Federal Home Loan Banks 4.00%, 06/30/2028		865	872,923
4.75%, 12/08/2028		265	273,435

Total Agencies (cost $1,132,407)			1,146,358

SUPRANATIONALS–0.3%
European Union Series UFA 4.00%, 04/04/2044(a)	EUR	496	600,574
3.375%, 10/05/2054(a)		390	408,043

Total Supranationals (cost $984,694)			1,008,617

EMERGING MARKETS—SOVEREIGNS–0.2%
Dominican Republic–0.1%
Dominican Republic International Bond 5.95%, 01/25/2027(a)	U.S.$	221	224,896

	Principal Amount (000)		U.S. $ Value
Mexico–0.1%
Eagle Funding Luxco SARL 5.50%, 08/17/2030(a)	U.S.$	250	$253,875

Total Emerging Markets—Sovereigns (cost $468,003)			478,771

QUASI-SOVEREIGNS–0.1%

Quasi-Sovereign Bonds–0.1%
Chile–0.1%
Corp. Nacional del Cobre de Chile 5.95%, 01/08/2034(a) (cost $202,087)		200	209,350

LOCAL GOVERNMENTS—PROVINCIAL BONDS–0.1%
Canada–0.1%
Hydro Quebec Interest Strip
Zero Coupon, 02/15/2042	CAD	118	41,303
Zero Coupon, 08/15/2042		118	39,756
Zero Coupon, 02/15/2044		118	36,662
Province of Ontario Generic Coupon Strip
Zero Coupon, 06/02/2039		119	47,806
Zero Coupon, 06/02/2042		119	40,459

Total Local Governments—Provincial Bonds (cost $212,909)			205,986

LOCAL GOVERNMENTS—CANADIAN MUNICIPAL BONDS–0.0%
Canada–0.0%
City of Calgary Canada 4.20%, 06/01/2034 (cost $51,969)		70	52,344

Company	Shares

SHORT-TERM INVESTMENTS–11.1%
Investment Companies–11.1%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.97%(j)(k)(l) (cost $34,062,338)		34,062,338	34,062,338

Total Investments—105.5% (cost $320,571,134)			325,164,963

Other assets less liabilities—(5.5)%			(17,036,505)

Net Assets—100.0%			$308,128,458

30	Sanford C. Bernstein Fund, Inc.

FUTURES (see Note 3)
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)

Purchased Contracts

Australian 10 Yr Bond Futures	19	December 2025	$1,425,091	$(3,283)

Canadian 10 Yr Bond Futures	107	December 2025	9,415,262	197,081

E-Mini Russell 2000 Index Futures	31	December 2025	3,806,025	21,769

Euro-BOBL Futures	20	December 2025	2,766,298	681

Euro-BTP Futures	8	December 2025	1,125,586	12,201

Euro-Bund Futures	25	December 2025	3,773,692	23,820

FTSE 100 Index Futures	14	December 2025	1,771,300	10,482

Mini Japan 10 Yr Government Bond Futures	4	December 2025	367,204	(2,961)

MSCI Emerging Markets Index Futures	7	December 2025	475,895	6,124

MSCI Singapore ETS Index Futures	4	October 2025	138,719	(215)

Nikkei 225 (OSE) Futures	4	December 2025	1,216,891	31,264

S&P 500 E-Mini Futures	233	December 2025	78,506,437	1,037,301

S&P Mid 400 E-Mini Futures	8	December 2025	2,628,960	(48,592)

S&P/TSX 60 Index Futures	5	December 2025	1,273,838	12,539

U.S. T-Note 2 Yr (CBT) Futures	249	December 2025	51,891,211	(5,247)

U.S. T-Note 5 Yr (CBT) Futures	92	December 2025	10,045,969	(1,989)

U.S. T-Note 10 Yr (CBT) Futures	8	December 2025	900,000	(3,184)

Sold Contracts

Australian 3 Yr Bond Futures	8	December 2025	565,572	1,991

Australian 10 Yr Bond Futures	52	December 2025	3,900,249	13,267

Canadian 10 Yr Bond Futures	22	December 2025	1,935,848	(43,029)

Euro Buxl 30 Yr Bond Futures	1	December 2025	134,405	(1,974)

Euro STOXX 50 Index Futures	3	December 2025	195,162	(1,433)

Euro-Bund Futures	50	December 2025	7,547,385	(20,887)

Euro-Schatz Futures	6	December 2025	753,600	697

FTSE 100 Index Futures	2	December 2025	253,043	(2,634)

Japan 10 Yr Bond (OSE) Futures	12	December 2025	11,018,562	73,435

Long Gilt Futures	32	December 2025	3,909,461	(51,586)

OMXS 30 Index Futures	9	October 2025	254,769	(2,965)

SPI 200 Futures	4	December 2025	587,126	711

TOPIX Index Futures	5	December 2025	1,061,974	(1,095)

U.S. 10 Yr Ultra Futures	37	December 2025	4,257,891	(21,880)

U.S. Ultra Bond (CBT) Futures	6	December 2025	720,375	(20,165)

				$1,210,244

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Bank of America NA	CAD	5,017	USD	3,635	11/14/2025	$23,317

Bank of America NA	GBP	7,435	USD	10,162	12/05/2025	161,781

Bank of New York (The)	EUR	9,466	USD	11,095	10/08/2025	(21,955)

Barclays Capital, Inc.	BRL	23	USD	4	10/02/2025	(23)

Barclays Capital, Inc.	USD	4	BRL	23	10/02/2025	(3)

2025 Annual Report	31

Schedule of Investments (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Barclays Capital, Inc.	IDR	4,777,102	USD	293	10/24/2025	$6,402

Barclays Capital, Inc.	USD	4	BRL	23	11/04/2025	22

Barclays Capital, Inc.	USD	1,125	SEK	10,554	11/20/2025	(8)

Barclays Capital, Inc.	CHF	3,552	USD	4,514	11/21/2025	24,944

BNP Paribas SA	CAD	3,446	USD	2,500	11/14/2025	18,004

Citibank NA	BRL	1,083	USD	203	10/02/2025	(10)

Citibank NA	USD	204	BRL	1,083	10/02/2025	(140)

Citibank NA	KRW	1,222,608	USD	894	10/14/2025	23,378

Citibank NA	CNH	31,577	USD	4,400	10/16/2025	(31,903)

Citibank NA	USD	1,614	CAD	2,226	11/14/2025	(10,490)

Goldman Sachs Bank USA	MYR	1,577	USD	374	11/21/2025	(749)

Goldman Sachs Bank USA	USD	1,228	EUR	1,043	11/21/2025	307

HSBC Bank USA	IDR	3,680,693	USD	221	10/24/2025	160

HSBC Bank USA	JPY	211,308	USD	1,429	10/30/2025	(4,039)

HSBC Bank USA	USD	1,249	SEK	11,765	11/20/2025	4,268

JPMorgan Chase Bank	BRL	1,106	USD	208	10/02/2025	143

JPMorgan Chase Bank	USD	208	BRL	1,106	10/02/2025	(527)

JPMorgan Chase Bank	USD	2,434	JPY	358,509	10/30/2025	(2,885)

Morgan Stanley Capital Services, Inc.	MXN	34,010	USD	1,798	10/22/2025	(54,819)

Morgan Stanley Capital Services, Inc.	JPY	1,298,667	USD	8,870	10/30/2025	62,073

Morgan Stanley Capital Services, Inc.	AUD	3,718	USD	2,407	11/07/2025	(54,349)

Morgan Stanley Capital Services, Inc.	USD	2,601	CHF	2,053	11/21/2025	(6,627)

Societe Generale	EUR	6,633	USD	7,827	11/21/2025	16,286

Societe Generale	USD	7,317	EUR	6,201	11/21/2025	(15,225)

State Street Bank & Trust Co.	USD	196	ZAR	3,538	10/14/2025	8,764

State Street Bank & Trust Co.	CNH	1,033	USD	144	10/16/2025	(647)

State Street Bank & Trust Co.	USD	847	CNH	6,053	10/16/2025	2,783

State Street Bank & Trust Co.	USD	626	CNH	4,445	10/16/2025	(1,940)

State Street Bank & Trust Co.	MXN	18,263	USD	992	10/22/2025	(3,419)

State Street Bank & Trust Co.	USD	765	MXN	14,339	10/22/2025	15,854

State Street Bank & Trust Co.	USD	17	JPY	2,480	10/30/2025	202

State Street Bank & Trust Co.	USD	1,300	JPY	190,436	10/30/2025	(8,563)

State Street Bank & Trust Co.	AUD	121	USD	80	11/07/2025	77

State Street Bank & Trust Co.	AUD	990	USD	641	11/07/2025	(14,799)

State Street Bank & Trust Co.	NZD	67	USD	40	11/07/2025	773

State Street Bank & Trust Co.	CAD	117	USD	86	11/14/2025	1,252

State Street Bank & Trust Co.	HUF	213,749	USD	644	11/19/2025	2,749

State Street Bank & Trust Co.	HUF	82,602	USD	248	11/19/2025	(706)

State Street Bank & Trust Co.	PLN	3,294	USD	911	11/19/2025	4,978

State Street Bank & Trust Co.	NOK	423	USD	42	11/20/2025	(264)

State Street Bank & Trust Co.	EUR	806	USD	950	11/21/2025	1,746

State Street Bank & Trust Co.	EUR	565	USD	664	11/21/2025	(1,450)

State Street Bank & Trust Co.	USD	222	EUR	186	11/21/2025	(2,224)

UBS	PEN	752	USD	216	11/13/2025	(51)

						$142,448

32	Sanford C. Bernstein Fund, Inc.

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note 3)
Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	(5.00)%	Quarterly	3.21%	USD	1,380	$(108,279)	$(104,717)	$(3,562)
iTraxx Australia Series 44, 5 Year Index, 12/20/2030*	(1.00)	Quarterly	0.66	USD	4,960	(81,444)	(79,497)	(1,947)
Malaysia, 12/20/2030*	(1.00)	Quarterly	0.43	USD	6,590	(180,450)	(172,725)	(7,725)

Sale Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	5.00	Quarterly	3.21	USD	4,650	364,813	355,447	9,366
CDX-NAIG Series 45, 5 Year Index, 12/20/2030*	1.00	Quarterly	0.52	USD	4,960	114,020	113,632	388

						$108,660	$112,140	$(3,480)

* Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note 3)
Notional Amount (000)		Termination Date	Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
			Payments made by the Fund	Payments received by the Fund
USD	2,460	04/15/2026	2.530%	CPI#	Maturity	$13,434	$—	$13,434
USD	6,245	07/08/2027	2.770%	CPI#	Maturity	161,187	—	161,187
USD	6,245	07/08/2027	2.778%	CPI#	Maturity	158,728	—	158,728
USD	4,160	07/15/2027	2.753%	CPI#	Maturity	102,489	—	102,489

						$435,838	$—	$435,838

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note 3)
		Termination Date	Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)			Payments made by the Fund	Payments received by the Fund
USD	1,990	04/27/2026	1.570%	1 Day SOFR	Annual	$49,148	$30,311	$18,837
USD	840	10/04/2026	1.150%	1 Day SOFR	Annual	48,233	24,796	23,437
USD	420	11/08/2026	1.450%	1 Day SOFR	Annual	20,881	12,021	8,860
USD	420	11/09/2026	1.505%	1 Day SOFR	Annual	20,266	11,741	8,525
USD	1,040	04/04/2027	2.240%	1 Day SOFR	Annual	29,775	28,461	1,314
USD	580	04/26/2027	2.110%	1 Day SOFR	Annual	17,536	17,046	490
USD	10,260	06/05/2027	0.343%	1 Day SOFR	Annual	651,618	600,155	51,463
USD	6,030	07/20/2027	1.885%	1 Day SOFR	Annual	190,716	224,080	(33,364)
USD	1,360	09/27/2029	1.300%	1 Day SOFR	Annual	147,433	122,887	24,546
USD	1,830	12/13/2029	1.537%	1 Day SOFR	Annual	171,980	114,394	57,586
CNY	9,158	02/20/2030	China 7-Day Reverse Repo Rate	1.602%	Quarterly	(2,314)	—	(2,314)
CNY	6,221	04/03/2030	China 7-Day Reverse Repo Rate	1.591%	Quarterly	(1,913)	—	(1,913)
CNY	5,759	04/03/2030	China 7-Day Reverse Repo Rate	1.583%	Quarterly	(2,068)	—	(2,068)
USD	15,740	05/21/2031	1.395%	1 Day SOFR	Annual	1,807,788	1,787,355	20,433
NZD	1,088	03/18/2035	3 Month BKBM	4.153%	Quarterly/Semi-Annual	25,967	—	25,967
NZD	552	03/18/2035	3 Month BKBM	4.155%	Quarterly/Semi-Annual	13,240	—	13,240
USD	1,010	11/10/2035	2.390%	1 Day SOFR	Annual	127,320	100,473	26,847

						$3,315,606	$3,073,720	$241,886

2025 Annual Report	33

Schedule of Investments (continued)

TOTAL RETURN SWAPS (see Note 3)
Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation

Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	484	12/19/2025	$69

REVERSE REPURCHASE AGREEMENTS (see Note 3)
Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at September 30, 2025
HSBC Securities (USA), Inc.†	USD	1,961	4.35%	—	$1,975,226

† The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on September 30, 2025.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Inflation-Linked Securities	$1,975,226	$—	$—	$—	$1,975,226

(a)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $75,351,923 or 24.5% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2025.
(f)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.52% of net assets as of September 30, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets

Altice France SA 3.375%, 01/15/2028	12/15/2021	$ 192,992	$173,926	0.06%

GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026	09/15/2021-08/03/2023	263,832	275,892	0.09%

GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021-09/06/2022	1,077,320	1,064,542	0.35%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021-04/01/2021	39,191	38,430	0.01%
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	84,616	9,046	0.00%
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027	05/14/2024	16,989	16,320	0.01%

34	Sanford C. Bernstein Fund, Inc.

(g)	Inverse interest only security.
(h)	IO—Interest Only.
(i)	Non-income producing security.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(k)	Affiliated investments.
(l)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNH—Chinese Yuan Renminbi (Offshore)

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—Great British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Sol

PLN—Polish Zloty

SEK—Swedish Krona

USD—United States Dollar

ZAR—South African Rand

Glossary:

ABS—Asset-Backed Securities

BKBM—Bank Bill Benchmark (New Zealand)

BOBL—Bundesobligationen

BTP—Buoni del Tesoro Poliennali

CBT—Chicago Board of Trade

CDX-NAHY—North American High Yield Credit Default Swap Index

CDX-NAIG—North American Investment Grade Credit Default Swap Index

CLO—Collateralized Loan Obligations

CMBS—Commercial Mortgage-Backed Securities

CME—Chicago Mercantile Exchange

EAFE—Europe, Australia, and Far East

ETF—Exchange Traded Fund

ETS—Emission Trading Scheme

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

OAT—Obligations Assimilables du Trésor

OMXS—Stockholm Stock Exchange

OSE—Osaka Securities Exchange

REIT—Real Estate Investment Trust

REMICs—Real Estate Mortgage Investment Conduits

SOFR—Secured Overnight Financing Rate

SPI—Share Price Index

TBA—To Be Announced

TIPS—Treasury Inflation Protected Security

TOPIX—Tokyo Price Index

TSX—Toronto Stock Exchange

See notes to financial statements.

2025 Annual Report	35

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay B Portfolio

September 30, 2025

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS–68.0%

Long-Term Municipal Bonds–67.2%
Alabama–1.9%
Black Belt Energy Gas District (Pacific Life Insurance) Series 2025-D 5.00%, 12/01/2055(a)	$	1,945	$2,130,168
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056		1,000	1,055,751
Southeast Energy Authority A Cooperative District (BP PLC) Series 2025-F 5.25%, 11/01/2055		355	394,217
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051		2,000	2,049,314
Southeast Energy Authority A Cooperative District (New York Life Insurance) Series 2025 5.00%, 09/01/2035		1,000	1,100,514
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054		1,000	1,069,560
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054		1,100	1,166,045

			8,965,569

American Samoa–0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(b)		520	546,665

Arizona–1.5%
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2020 4.00%, 11/01/2038		600	574,769

	Principal Amount (000)		U.S. $ Value
4.00%, 11/01/2039	$	750	$712,446
5.00%, 11/01/2035		850	897,370
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052		2,000	2,033,986
Series 2024 4.00%, 06/01/2049		1,000	1,020,872
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.062%, 07/01/2029		1,000	926,949
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.171%, 07/01/2033		1,475	1,251,927

			7,418,319

California–14.4%
Bay Area Toll Authority (Bay Area Toll Authority) Series 2021 3.19% (MUNIPSA + 0.30%), 04/01/2056(c)		2,000	1,960,071
3.30% (MUNIPSA + 0.41%), 04/01/2056(c)		2,000	1,934,954
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054		2,000	2,135,623
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054		1,000	1,066,912
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.431% (SOFR + 1.63%), 07/01/2053(c)		2,200	2,210,763
4.471% (SOFR + 1.67%), 02/01/2054(c)		1,000	1,006,527
5.00%, 02/01/2054		1,000	1,075,861
Series 2024-E 5.00%, 02/01/2055		1,000	1,091,615
California Community Choice Financing Authority (Pacific Life Insurance) Series 2025 5.00%, 03/01/2056		1,000	1,096,540
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024 5.00%, 02/01/2055		1,000	1,097,939

36	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(b)	$	1,500	$1,136,980
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 4.00%, 02/01/2050(b)		595	444,986
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2031(b)		540	534,367
California Health Facilities Financing Authority (Sutter Health) Series 2018-A 5.00%, 11/15/2030		900	947,048
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033		1,717	1,751,768
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035		1,860	1,816,468
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035		1,888	1,900,765
Series 2021-2, Class X 0.825%, 03/25/2035(d)		2,833	113,029
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 5.00%, 12/31/2028		1,700	1,767,016
California Municipal Finance Authority (Prerefunded–US Treasuries) Series 2015-B 5.00%, 10/01/2026		1,000	1,000,000
California Municipal Finance Authority (Waste Management, Inc.) Series 2019-A 2.40%, 10/01/2044		4,710	4,500,891
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2029(b)		385	399,204

	Principal Amount (000)		U.S. $ Value
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(b)	$	1,000	$1,027,154
California School Finance Authority (Classical Academy Obligated Group) Series 2022 5.00%, 10/01/2042(b)		1,000	1,000,834
California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 4.00%, 07/01/2030(b)		510	509,637
California School Finance Authority (Rocketship Education Obligated Group) Series 2015-A 4.25%, 03/01/2028(b)		275	275,024
California State University (California State University) Series 2020-D 1.49%, 11/01/2028		400	372,305
Series 2021-B 2.374%, 11/01/2035		1,000	823,181
California Statewide Communities Development Authority (Lancer Educational Housing) Series 2019 5.00%, 06/01/2034(b)		375	384,569
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2018-A 5.00%, 12/01/2028(b)		500	516,234
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.00%, 07/01/2029(b)		180	184,412
Central Valley Energy Authority (Pacific Life Insurance) Series 2025 5.00%, 12/01/2055		1,000	1,094,934
City of Fremont CA Community Facilities District No. 1 (City of Fremont CA Community Facilities District No. 1) Series 2015 5.00%, 09/01/2028		1,505	1,516,041
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2019 5.00%, 05/15/2031		485	516,640

2025 Annual Report	37

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
City of Los Angeles Department of Airports (Prerefunded–US Treasuries) Series 2016-A 5.00%, 05/15/2026	$	215	$217,242
City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2031		1,000	1,031,503
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2031		305	309,389
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 4.00%, 08/01/2047(b)		100	89,958
Coronado Community Development Agency Successor Agency (Coronado Community Development Agency Successor Agency) Series 2018-A 5.00%, 09/01/2033		470	470,557
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(b)		1,000	811,240
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.35%, 04/01/2047(b)		475	398,927
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(b)		1,000	792,650
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(b)		1,300	1,037,303

	Principal Amount (000)		U.S. $ Value
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 2.65%, 12/01/2046(b)	$	945	$787,635
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(b)		2,700	2,248,886
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(b)		1,000	764,136
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2020-B 5.00%, 07/01/2028		365	388,462
5.00%, 07/01/2029		455	494,259
Series 2024-A 5.00%, 07/01/2039		1,000	1,086,596
Series 2024-B 5.00%, 07/01/2037		1,570	1,731,905
5.00%, 07/01/2039		1,000	1,086,596
Middle Fork Project Finance Authority (Middle Fork Project Finance Authority) Series 2020 5.00%, 04/01/2033		450	475,590
Oakland Unified School District/Alameda County (Oakland Unified School District/Alameda County) Series 2015-A 5.00%, 08/01/2026		1,025	1,029,936
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 1) Series 2022 4.50%, 09/01/2037		1,000	1,006,696
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.54% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(c)		5,125	4,657,484

38	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	$	2,000	$2,295,323
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2027		750	755,549
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055		1,400	1,506,079
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2039		1,000	1,082,069
State of California (State of California) Series 2023 6.00%, 03/01/2033		1,000	1,097,683
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2019 5.00%, 06/01/2030		960	1,032,406
University of California (University of California) Series 2023-B 4.693%, 05/15/2033		1,500	1,530,003

			69,426,354

Colorado–0.8%
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2032		1,615	1,690,863
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046		544	469,364
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado) Series 2025-A 5.00%, 04/01/2035(b)		1,000	1,079,740

	Principal Amount (000)		U.S. $ Value
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AG Series 2019 3.25%, 12/15/2050	$	140	$107,704
AG Series 2020 5.00%, 12/01/2027		105	109,873
5.00%, 12/01/2033		110	117,711
5.00%, 12/01/2050		300	301,263

			3,876,518

Connecticut–1.8%
City of Bridgeport CT (City of Bridgeport CT) Series 2017-A 5.00%, 11/01/2029		1,890	1,974,601
5.00%, 11/01/2030		2,015	2,106,665
5.00%, 11/01/2031		1,335	1,391,528
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048		3,380	3,377,446

			8,850,240

District of Columbia–0.5%
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2018-A 5.00%, 10/01/2030		1,910	2,014,318
Series 2025-A 5.00%, 10/01/2035		390	434,560

			2,448,878

Florida–3.7%
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2031		1,020	1,126,224
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2030		100	82,863
Zero Coupon, 10/01/2031		100	79,077
Zero Coupon, 10/01/2032		200	150,179
Zero Coupon, 10/01/2034		100	67,930
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(b)		1,000	1,084,249

2025 Annual Report	39

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2044	$	1,000	$1,011,468
Series 2024 5.00%, 10/01/2037		3,000	3,250,061
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.25%, 10/01/2042		1,000	1,065,614
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Series 2020 Assessment Country Club East) AG Series 2020 2.50%, 05/01/2033		1,830	1,660,693
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2025-B 5.25%, 04/01/2040		1,000	1,102,659
North Broward Hospital District (North Broward Hospital District) Series 2017-B 5.00%, 01/01/2031		3,590	3,698,526
5.00%, 01/01/2032		2,950	3,031,589
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(e)(f)(g)(h)(i)		950	190,000

			17,601,132

Georgia–1.4%
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2021-A 5.00%, 07/01/2029		640	699,908
Series 2021-B 5.00%, 07/01/2029		600	656,164
Series 2021-C 5.00%, 07/01/2035		2,350	2,519,086
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2030		400	435,144
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2024-C 5.00%, 12/01/2054		2,000	2,167,125

	Principal Amount (000)		U.S. $ Value
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2028	$	180	$189,676

			6,667,103

Guam–1.0%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2021-A 2.899%, 10/01/2027		200	194,255
3.099%, 10/01/2028		100	96,071
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026		100	101,923
5.00%, 12/01/2029		245	249,815
5.00%, 12/01/2030		390	397,590
5.00%, 12/01/2032		360	365,979
Territory of Guam (Prerefunded–US Treasuries) Series 2015 5.00%, 11/15/2030		1,405	1,408,795
Series 2015-D 5.00%, 11/15/2025		615	616,661
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2040		1,000	1,029,733
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031		250	263,603

			4,724,425

Hawaii–0.2%
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-C 5.00%, 07/01/2041		1,000	1,057,276

Illinois–2.4%
Chicago Board of Education (Chicago Board of Education) Series 2010 6.319%, 11/01/2029		1,000	990,835
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-C 5.00%, 01/01/2033		1,500	1,659,963

40	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2025 4.80%, 12/01/2043(b)	$	1,000	$1,026,460
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2026		100	100,754
5.00%, 09/01/2032		100	101,528
5.00%, 09/01/2033		400	403,700
5.00%, 09/01/2034		100	100,356
Illinois Housing Development Authority (Circle Park Preservation) Series 2024-H 4.00%, 01/01/2042		1,000	928,070
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017-B 5.00%, 12/15/2030		1,400	1,455,724
State of Illinois (State of Illinois) Series 2017-A 5.00%, 12/01/2025		3,810	3,824,554
Series 2024-B 5.25%, 05/01/2043		1,000	1,052,072

			11,644,016

Indiana–0.5%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(g)(h)		27	3
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045		2,000	2,132,360
Indiana Finance Authority (Ohio Valley Electric) Series 2021-B 2.50%, 11/01/2030		330	314,409

			2,446,772

Kentucky–1.3%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 5.00%, 02/01/2026		325	326,578
5.00%, 02/01/2027		380	388,377
5.00%, 02/01/2030		255	272,365
5.00%, 02/01/2031		295	309,737

	Principal Amount (000)		U.S. $ Value
Kenton County Airport Board (Cincinnati/Northern Kentucky Intl Airport) Series 2024-A 5.25%, 01/01/2044	$	1,210	$1,264,899
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.00%, 06/01/2031		3,445	3,516,172

			6,078,128

Louisiana–0.6%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.00%, 11/15/2030		1,550	1,551,527
Parish of St. James LA (NuStar Logistics LP) Series 2020 6.10%, 06/01/2038(b)		515	556,852
6.10%, 12/01/2040(b)		500	540,976

			2,649,355

Massachusetts–1.1%
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2025-B 5.00%, 07/01/2045		1,000	1,064,536
Massachusetts Water Resources Authority (Massachusetts Water Resources Authority) Series 2024-B 5.00%, 08/01/2042		2,000	2,156,797
Series 2024-C 5.00%, 08/01/2040		2,000	2,200,506

			5,421,839

Michigan–2.8%
City of Detroit MI (City of Detroit MI) Series 2018 5.00%, 04/01/2026		1,200	1,210,029
5.00%, 04/01/2028		2,475	2,587,196
5.00%, 04/01/2029		1,000	1,047,742
5.00%, 04/01/2030		600	627,826
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039		870	823,846

2025 Annual Report	41

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Michigan Strategic Fund (Michigan Strategic Fund–I 75 Improvement Project) Series 2018 5.00%, 06/30/2030	$	2,000	$2,099,331
5.00%, 06/30/2033		1,090	1,131,484
South Lyon Community Schools (South Lyon Community Schools) Series 2016 5.00%, 05/01/2028		3,640	3,687,445

			13,214,899

Minnesota–0.2%
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.25%, 01/01/2044		1,000	1,050,278

Mississippi–0.2%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2035(b)		1,100	996,897

Missouri–0.1%
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027		255	263,513

Nevada–0.3%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(b)		195	191,643
Las Vegas Valley Water District (Las Vegas Valley Water District) Series 2025-A 5.00%, 06/01/2045		1,350	1,430,686

			1,622,329

New Hampshire–1.3%
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(b)		955	954,497
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034		1,634	1,643,193
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036		1,914	1,892,250

	Principal Amount (000)		U.S. $ Value
Series 2022-1, Class X 0.35%, 09/20/2036(d)	$	3,589	$69,589
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036		1,919	1,841,428
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class X 0.596%, 08/20/2039(d)		991	39,139

			6,440,096

New Jersey–2.2%
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029		925	926,266
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2027		1,325	1,382,435
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2018-A 5.00%, 06/15/2029		1,630	1,656,392
5.00%, 06/15/2030		1,675	1,701,637
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2018-A 5.00%, 12/15/2029		160	171,737
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2024-C 5.00%, 01/01/2043		1,000	1,064,924
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2028		3,450	3,640,200

			10,543,591

New Mexico–0.2%
New Mexico Municipal Energy Acquisition Authority (Royal Bank of Canada) Series 2025 5.00%, 06/01/2054		1,000	1,076,824

42	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
New York–9.6%
Albany County Airport Authority (Albany County Airport Authority) Series 2020-B 5.00%, 12/15/2026	$	145	$148,462
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2042(b)		495	500,881
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2041(b)		300	262,460
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029(g)(h)		1,000	700,000
City of New York NY (City of New York NY) Series 2018-E 5.00%, 03/01/2031		1,055	1,113,999
Series 2021 1.396%, 08/01/2027		1,385	1,324,607
Dutchess County Local Development Corp. (Bard College) Series 2020-B 5.918%, 07/01/2039		860	847,367
Empire State Development Corp. (State of New York Pers Income Tax) Series 2022 5.00%, 09/15/2029		275	301,895
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.25%, 06/15/2042		1,000	1,006,559
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-A 5.00%, 11/15/2028		1,540	1,579,276
Series 2017-C 5.00%, 11/15/2029		1,735	1,836,871
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.00%, 07/01/2032(b)		370	380,928
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 5.00%, 12/01/2030		955	1,038,771

	Principal Amount (000)		U.S. $ Value
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2025 5.00%, 05/01/2045	$	1,000	$1,054,131
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2031		1,460	1,552,984
NEW York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056		1,000	1,068,193
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(b)		350	350,058
7.25%, 11/15/2044(b)		100	100,078
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069		2,755	2,590,219
2.625%, 09/15/2069		320	299,102
2.80%, 09/15/2069		4,620	4,286,953
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2022 4.00%, 05/01/2039		1,000	974,953
4.00%, 05/01/2040		1,000	962,023
New York State Dormitory Authority (Prerefunded–US Govt Agencies) Series 2021 1.187%, 03/15/2026		1,000	987,105
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2037		1,000	930,600
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2021-O 4.00%, 01/01/2038		2,810	2,817,392
New York State Thruway Authority (State of New York Pers Income Tax) Series 2025-A 5.00%, 03/15/2045		1,000	1,057,498
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2032		1,495	1,536,332

2025 Annual Report	43

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2022 4.00%, 12/01/2042	$	2,000	$1,777,986
5.00%, 12/01/2040		1,000	1,025,366
New York Transportation Development Corp. (JFK NTO LLC) AG Series 2024 4.25%, 06/30/2042		1,675	1,628,280
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2019 5.00%, 11/01/2031		1,455	1,549,165
Suffolk Tobacco Asset Securitization Corp. (Suffolk Tobacco Asset Securitization) Series 2021 4.00%, 06/01/2050		395	356,404
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.411%, 05/15/2034		1,000	853,590
Series 2022 5.00%, 05/15/2034		500	561,820
Series 2024 5.00%, 11/15/2033		1,500	1,737,078
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2031		305	333,260
5.00%, 09/01/2032		415	451,740
5.00%, 09/01/2033		1,000	1,077,745
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts) Series 2016-A 5.00%, 12/01/2026		3,130	3,221,576

			46,183,707

Ohio–2.2%
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.00%, 01/01/2037		1,000	1,080,318
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2028		4,000	4,072,262

	Principal Amount (000)		U.S. $ Value
County of Montgomery OH (Dayton Children’s Hospital Obligated Group) Series 2021 5.00%, 08/01/2034	$	1,150	$1,257,116
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.375%, 12/01/2037		1,000	1,067,387
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.00%, 01/01/2034		360	385,582
5.25%, 01/01/2035		750	814,764
5.25%, 01/01/2038		1,110	1,179,974
5.25%, 01/01/2039		780	823,410

			10,680,813

Oklahoma–1.0%
Comanche County Memorial Hospital (Comanche County Memorial Hospital) Series 2015 5.00%, 07/01/2026		1,000	1,000,222
5.00%, 07/01/2028		1,000	1,000,497
5.00%, 07/01/2029		1,000	1,000,491
Oklahoma Development Finance Authority (Oklahoma Development Finance Authority) Series 2022 4.38%, 11/01/2045		1,000	953,052
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037		1,000	1,041,470

			4,995,732

Other–0.6%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2021-ML10) Series 2021-ML10, Class ACA 2.046%, 06/25/2038		945	784,604
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML22) Series 2024-ML22, Class AUS 4.685%, 10/25/2040		990	1,016,001
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLM) 4.759%, 08/25/2041		995	1,022,244

			2,822,849

44	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Pennsylvania–2.5%
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.50%, 06/30/2041	$	3,300	$3,443,398
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 3.59% (MUNIPSA + 0.70%), 11/15/2047(c)		2,000	1,991,573
Pennsylvania State University (The) (Pennsylvania State University) Series 2025 5.00%, 09/01/2044		1,000	1,064,251
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2017 5.00%, 12/01/2030		2,540	2,660,949
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030		540	559,455
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2023-C 3.712% (SOFR + 0.80%), 09/01/2040(b)(c)		2,500	2,479,510

			12,199,136

Puerto Rico–1.1%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-C Zero Coupon, 11/01/2043		86	56,873
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031		1,240	1,264,250
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027		458	455,903
6.625%, 01/01/2028		3,494	3,478,951

			5,255,977

	Principal Amount (000)		U.S. $ Value
South Carolina–2.4%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054	$	5,000	$5,457,094
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042		1,000	938,827
5.25%, 11/01/2041		3,000	3,230,228
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2024-A 5.00%, 12/01/2044		1,000	1,038,557
Series 2024-B 4.125%, 12/01/2044		1,100	1,026,993

			11,691,699

Tennessee–0.7%
Memphis-Shelby County Airport Authority (Memphis-Shelby County Airport Authority) Series 2021-A 5.00%, 07/01/2045		1,000	1,010,011
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2019-B 5.00%, 07/01/2032		1,205	1,287,857
Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035		1,000	1,081,485

			3,379,353

Texas–2.5%
City of Austin TX (Prerefunded–US Treasuries) Series 2015 5.00%, 09/01/2026		2,000	2,003,954
City of Corpus Christi TX Utility System Revenue (Prerefunded–US Treasuries) Series 2015-C 5.00%, 07/15/2026		1,030	1,030,554
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029		390	390,104
Series 2024-B 5.25%, 07/15/2034		1,000	1,070,872

2025 Annual Report	45

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
City of Houston TX Combined Utility System Revenue (City of Houston TX Combined Utility System Revenue) Series 2018-D 5.00%, 11/15/2043	$	1,000	$1,023,943
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2025-A 5.25%, 11/01/2039(a)		1,000	1,088,974
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2028		1,100	1,114,900
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)		940	940,986
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054		2,915	3,135,781

			11,800,068

Vermont–0.6%
State of Vermont (State of Vermont) Series 2023-A 4.00%, 08/15/2043		3,135	3,082,891

Virginia–0.6%
Federal Home Loan Mortgage Corp. VA FEDMFH (FMMV M051) Series M051, Class A 2.65%, 06/15/2035		2,158	1,849,687
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 07/01/2038		1,120	1,157,233

			3,006,920

Washington–0.5%
Port of Seattle WA (Port of Seattle WA) Series 2025-B 5.00%, 10/01/2034		1,000	1,122,547
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035		1,074	1,034,359

			2,156,906

	Principal Amount (000)		U.S. $ Value
West Virginia–0.4%
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049	$	2,055	$1,874,290

Wisconsin–2.0%
State of Wisconsin (State of Wisconsin) Series 2021-2 5.00%, 05/01/2035		750	816,522
University of Wisconsin Hospitals & Clinics (University of Wisconsin Hospitals & Clinics Authority Obligated Group) Series 2024-B 5.00%, 04/01/2054		2,000	2,213,282
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.50%, 02/01/2042(b)		1,400	1,439,026
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042		1,000	1,006,134
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2040		1,000	844,759
Series 2022 5.00%, 02/01/2032		1,000	1,010,502
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2027(b)		1,205	1,232,110
5.00%, 10/01/2028(b)		680	702,068
5.00%, 10/01/2029(b)		400	416,407

			9,680,810

Total Long-Term Municipal Bonds (cost $330,951,953)			323,842,167

SHORT-TERM MUNICIPAL NOTES–0.8%
California–0.4%
City of Los Angeles CA (City of Los Angeles CA) Series 2025 5.00%, 06/25/2026		1,790	1,824,389

46	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)			U.S. $ Value
Colorado–0.4%
Colorado State Education Loan Program (Colorado State Education Loan Program) Series 2025 5.00%, 06/30/2026	$		1,750	$1,781,123

Total Short-Term Municipal Notes (cost $3,597,531)				3,605,512

Total Municipal Obligations (cost $334,549,484)				327,447,679

	Shares

INVESTMENT COMPANIES–22.9%
Funds and Investment Trusts–22.9%(j)
iShares Core MSCI EAFE ETF			418,303	36,522,035
SPDR S&P 500 ETF Trust			110,443	73,574,918

Total Investment Companies (cost $50,804,024)				110,096,953

	Principal Amount (000)

CORPORATES–INVESTMENT GRADE–0.8%

Industrial–0.8%
Consumer Non-Cyclical–0.8%
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	$		1,075	1,068,948
1.777%, 11/15/2030			1,000	887,190
Novant Health, Inc. 2.637%, 11/01/2036			1,525	1,220,427
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031			1,000	842,280

Total Corporates—Investment Grade (cost $4,599,395)				4,018,845

	Notional Amount

PURCHASED OPTIONS–PUTS–0.8%
Options on Equity Indices–0.8%
Euro STOXX 50 Price EUR Index Expiration: Sep 2026; Contracts: 3,090; Exercise Price: EUR 4,500.00; Counterparty: UBS AG(g)		EUR	13,905,000	348,247
FTSE 100 Index Expiration: Sep 2026; Contracts: 670; Exercise Price: GBP 8,000.00; Counterparty: UBS AG(g)		GBP	5,360,000	97,621

	Notional Amount			U.S. $ Value
Nikkei 225 Index Expiration: Sep 2026; Contracts: 42,000; Exercise Price: JPY 36,500.00; Counterparty: UBS AG(g)		JPY	1,533,000,000	$303,579
S&P 500 Index Expiration: Sep 2026; Contracts: 24,900; Exercise Price: USD 5,500.00; Counterparty: UBS AG(g)		USD	136,950,000	3,110,141

Total Purchased Options—Puts (premiums paid $4,103,786)				3,859,588

	Principal Amount (000)

ASSET-BACKED SECURITIES–0.4%
Other ABS—Fixed Rate–0.3%
Commonwealth of Massachusetts Series 2022-B 4.11%, 07/15/2031	$		396	396,050
Louisiana Local Government Environmental Facilities & Community Development Auth Series 2023-ELL, Class A1 5.081%, 06/01/2031			968	985,336

				1,381,386

Autos—Fixed Rate–0.1%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b)			574	581,939

Total Asset-Backed Securities (cost $1,938,439)				1,963,325

CORPORATES—NON-INVESTMENT GRADE–0.3%

Industrial–0.3%
Communications—Media–0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(b) (cost $1,546,000)			1,546	1,336,873

COMMERCIAL MORTGAGE-BACKED SECURITIES–0.2%
Agency CMBS–0.2%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class AUS 2.032%, 01/25/2038 (cost $1,245,762)			1,209	977,058

2025 Annual Report	47

Schedule of Investments (continued)

	Shares	U.S. $ Value

PREFERRED STOCKS–0.0%

Industrial – 0.0%
Energy–0.0%
AES Guayama Holdings 0.00%(e)(f)(g) (cost $1,388,269)	76,842	$223,610

	Principal Amount (000)

COLLATERALIZED MORTGAGE OBLIGATIONS–0.0%
Risk Share Floating Rate–0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C02, Class 1M2 Series 2016-C01, Class 1M2 11.221% (CME Term SOFR + 6.86%), 08/25/2028(c)	$ 47	47,845
10.471% (CME Term SOFR + 6.11%), 09/25/2028(c)	7	7,133

Total Collateralized Mortgage Obligations (cost $55,170)		54,978

Shares		U.S. $ Value

SHORT-TERM INVESTMENTS–3.9%
Investment Companies–3.9%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.97%(j)(k)(l) (cost $18,701,783)	18,701,783	$18,701,783

Total Investments—97.3% (cost $418,932,112)		468,680,692

Other assets less liabilities—2.7%		12,990,379

Net Assets—100.0%		$481,671,071

FUTURES (see Note 3)
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts

E-Mini Russell 2000 Index Futures	54	December 2025	$6,629,850	$37,920

FTSE 100 Index Futures	20	December 2025	2,530,428	14,702

MSCI Emerging Markets Index Futures	243	December 2025	16,520,355	212,591

MSCI Singapore ETS Index Futures	4	October 2025	138,719	(215)

Nikkei 225 (OSE) Futures	8	December 2025	2,433,783	48,473

S&P 500 E-Mini Futures	177	December 2025	59,637,937	778,639

S&P Mid 400 E-Mini Futures	15	December 2025	4,929,300	(91,111)

S&P/TSX 60 Index Futures	10	December 2025	2,547,675	25,077

U.S. T-Note 2 Yr (CBT) Futures	9	December 2025	1,875,586	(66)

U.S. T-Note 10 Yr (CBT) Futures	6	December 2025	675,000	2,999

U.S. Ultra Bond (CBT) Futures	3	December 2025	360,188	10,441

Sold Contracts

Euro STOXX 50 Index Futures	3	December 2025	195,162	(1,433)

Hang Seng Index Futures	2	October 2025	345,826	(5,976)

OMXS 30 Index Futures	13	October 2025	368,000	(4,282)

SPI 200 Futures	6	December 2025	880,690	1,066

TOPIX Index Futures	8	December 2025	1,699,158	(1,759)

				$1,027,066

48	Sanford C. Bernstein Fund, Inc.

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Bank of America NA	GBP	6,587	USD	9,003	12/05/2025	$143,330

Barclays Capital, Inc.	USD	1,786	SEK	16,764	11/20/2025	(12)

Barclays Capital, Inc.	CHF	4,074	USD	5,177	11/21/2025	28,611

BNP Paribas SA	CAD	5,516	USD	4,001	11/14/2025	28,814

Citibank NA	USD	2,724	CAD	3,758	11/14/2025	(17,705)

Goldman Sachs Bank USA	USD	1,901	EUR	1,615	11/21/2025	476

HSBC Bank USA	JPY	319,297	USD	2,159	10/30/2025	(6,102)

HSBC Bank USA	USD	1,943	SEK	18,298	11/20/2025	6,637

JPMorgan Chase Bank	USD	3,862	JPY	568,727	10/30/2025	(4,576)

Morgan Stanley & Co., Inc.	USD	2,193	JPY	321,165	10/30/2025	(15,351)

Morgan Stanley & Co., Inc.	USD	4,044	CHF	3,192	11/21/2025	(10,302)

Societe Generale	USD	1,838	EUR	1,558	11/21/2025	(3,824)

State Street Bank & Trust Co.	AUD	1,314	USD	850	11/07/2025	(19,647)

State Street Bank & Trust Co.	NZD	93	USD	55	11/07/2025	1,069

State Street Bank & Trust Co.	USD	474	CAD	652	11/14/2025	(4,607)

State Street Bank & Trust Co.	NOK	641	USD	64	11/20/2025	(401)

						$126,410

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note 3)
Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	(5.00)%	Quarterly	3.21%	USD	11,960	$(938,417)	$(918,285)	$(20,132)
Sale Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	5.00	Quarterly	3.21	USD	7,240	568,010	553,427	14,583

						$(370,407)	$(364,858)	$(5,549)

* Termination date

2025 Annual Report	49

Schedule of Investments (continued)

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note 3)
		Termination Date	Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)			Payments made by the Fund	Payments received by the Fund
USD	6,600	01/15/2028	1.230%	CPI#	Maturity	$1,416,106	$692,802	$723,304
USD	4,990	01/15/2028	0.735%	CPI#	Maturity	1,266,544	—	1,266,544
USD	6,831	10/15/2029	2.451%	CPI#	Maturity	79,837	—	79,837
USD	6,750	10/15/2029	2.485%	CPI#	Maturity	67,919	—	67,919
USD	7,825	01/15/2030	1.572%	CPI#	Maturity	1,575,504	329,266	1,246,238
USD	7,825	01/15/2030	1.587%	CPI#	Maturity	1,563,800	326,569	1,237,231
USD	1,550	01/15/2030	1.714%	CPI#	Maturity	290,010	47,226	242,784
USD	1,550	01/15/2030	1.731%	CPI#	Maturity	287,348	46,744	240,604
USD	6,700	01/15/2031	2.782%	CPI#	Maturity	578,828	111,633	467,195
USD	6,210	01/15/2031	2.680%	CPI#	Maturity	603,935	115,718	488,217
USD	3,360	01/15/2031	2.989%	CPI#	Maturity	215,400	59,154	156,246

						$7,945,231	$1,729,112	$6,216,119

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note 3)
			Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund
USD	4,800	10/15/2030	1 Day SOFR	4.092%	Annual	$147,326	$—	$147,326
USD	1,600	10/15/2030	1 Day SOFR	4.082%	Annual	48,616	—	48,616
USD	22,400	08/15/2031	1 Day SOFR	4.027%	Annual	686,895	—	686,895
USD	5,300	09/15/2031	1 Day SOFR	3.768%	Annual	90,941	—	90,941
USD	8,400	12/03/2031	1 Day SOFR	3.732%	Annual	83,993	—	83,993
USD	3,420	12/03/2031	1 Day SOFR	4.057%	Annual	106,705	—	106,705
USD	33,000	08/15/2033	3.407%	1 Day SOFR	Annual	348,753	—	348,753
USD	4,500	06/15/2034	3.543%	1 Day SOFR	Annual	30,907	503	30,404
USD	4,500	06/15/2034	3.627%	1 Day SOFR	Annual	1,490	670	820
USD	5,640	08/15/2034	3.718%	1 Day SOFR	Annual	(41,348)	—	(41,348)

						$1,504,278	$1,173	$1,503,105

INFLATION (CPI) SWAPS (see Note 3)
				Rate Type			Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund
Barclays Bank PLC	USD	5,400	10/23/2029	2.388%	CPI	#	Maturity	$405,560	$—	$405,560
Barclays Bank PLC	USD	2,000	10/23/2029	2.388%	CPI	#	Maturity	150,207	—	150,207
Barclays Bank PLC	USD	6,400	12/04/2032	2.233%	CPI	#	Maturity	883,915	—	883,915
Barclays Bank PLC	USD	3,000	12/04/2032	2.233%	CPI	#	Maturity	414,335	—	414,335
Citibank NA	USD	10,000	07/20/2027	2.104%	CPI	#	Maturity	1,509,489	—	1,509,489
Citibank NA	USD	6,500	07/20/2027	2.104%	CPI	#	Maturity	981,168	—	981,168
JPMorgan Chase Bank NA	USD	1,590	11/04/2026	2.015%	CPI	#	Maturity	253,961	—	253,961
JPMorgan Chase Bank NA	USD	23,000	12/27/2028	2.009%	CPI	#	Maturity	3,552,472	—	3,552,472
JPMorgan Chase Bank NA	USD	22,020	01/15/2030	3.493%	CPI	#	Maturity	436,873	—	436,873
JPMorgan Chase Bank NA	USD	2,800	01/15/2030	3.493%	CPI	#	Maturity	55,552	—	55,552

50	Sanford C. Bernstein Fund, Inc.

				Rate Type			Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund
JPMorgan Chase Bank NA	USD	1,620	01/15/2032	3.325%	CPI	#	Maturity	$26,816	$—	$26,816
Morgan Stanley Capital Services LLC	USD	6,800	07/20/2032	2.158%	CPI	#	Maturity	1,042,339	—	1,042,339

								$9,712,687	$—	$9,712,687

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS (see Note 3)
				Rate Type			Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund
Citibank NA	USD	12,470	10/09/2029	1.125%	1 Week SIFMA	*	Quarterly	$702,181	$—	$702,181
Citibank NA	USD	6,655	10/09/2029	1.125%	1 Week SIFMA	*	Quarterly	374,740	—	374,740

								$1,076,921	$—	$1,076,921

* Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS (see Note 3)
Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation

Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	726	12/19/2025	$103

(a)	When-Issued or delayed delivery security.
(b)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $31,045,439 or 6.4% of net assets.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2025.
(d)	IO—Interest Only.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Fair valued by the Adviser.
(g)	Non-income producing security.
(h)	Defaulted.
(i)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.04% of net assets as of September 30, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets

Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033	10/23/2020	$ 950,000	$190,000	0.04%

(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(k)	The rate shown represents the 7-day yield as of period end.
(l)	Affiliated investments.

2025 Annual Report	51

Schedule of Investments (continued)

As of September 30, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.8% and 0.0%, respectively.

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—Great British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

USD—United States Dollar

Glossary:

ABS—Asset-Backed Securities

AG—Assured Guaranty Inc.

CBT—Chicago Board of Trade

CDX-NAHY—North American High Yield Credit Default Swap Index

CMBS—Commercial Mortgage-Backed Securities

CME—Chicago Mercantile Exchange

COP—Certificate of Participation

EAFE—Europe, Australia, and Far East

ETF—Exchange Traded Fund

ETS—Emission Trading Scheme

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

MUNIPSA—SIFMA Municipal Swap Index

NATL—National Interstate Corporation

OMXS—Stockholm Stock Exchange

OSE—Osaka Securities Exchange

SOFR—Secured Overnight Financing Rate

SPDR—Standard & Poor’s Depository Receipt

SPI—Share Price Index

TOPIX—Tokyo Price Index

TSX—Toronto Stock Exchange

UPMC—University of Pittsburgh Medical Center

XLCA—XL Capital Assurance Inc.

See notes to financial statements.

52	Sanford C. Bernstein Fund, Inc.

Statement of Assets and Liabilities—September 30, 2025

	OVERLAY A PORTFOLIO	TAX-AWARE OVERLAY A PORTFOLIO

ASSETS

Investments in securities at value

Unaffiliated issuers (a)	$258,855,072	$559,928,971

Affiliated issuers	186,269,793	319,727,825

Foreign currencies, at value (b)	1,486,313	1,520,260

Cash	807,680	1,672,922

Cash collateral due from broker	1,439,713	2,562,044

Unrealized appreciation of forward currency exchange contracts	478,713	1,057,901

Variation margin on futures	174,468	251,405

Capital shares sold	117,605	177,393

Unaffiliated interest and dividends	111,320	192,026

Receivable due from Adviser	103,728	201,430

Affiliated dividends	96,870	23,524

Investment securities sold	23,616	73,422

Variation margin on centrally cleared swaps	9,738	18,944

Unrealized appreciation of total return swaps	103	412

Other assets	313,722	631,149

Total assets	450,288,454	888,039,628

LIABILITIES

Payable for collateral on securities lending at value	165,511	0

Cash collateral due to broker	9,800,000	19,104,279

Management fee	311,826	616,791

Capital shares redeemed	772,974	108,419

Unrealized depreciation of forward currency exchange contracts	207,106	405,221

Investment securities purchased	87,951	250,247

Shareholder servicing fee	32,144	53,123

Transfer Agent fee	4,651	6,178

Accrued expenses and other liabilities	352,597	401,799

Total liabilities	11,734,760	20,946,057

NET ASSETS	$438,553,694	$867,093,571

Cost of investments

Unaffiliated issuers	$132,158,361	$234,826,466

Affiliated issuers	130,827,350	205,180,622

NET ASSETS CONSIST OF:

Capital stock, at par	$37,134	$63,109

Additional paid-in capital	232,669,846	344,823,750

Distributable earnings	205,846,714	522,206,712

	$438,553,694	$867,093,571

(a) Includes securities on loan with a value of $214,530 and 0, respectively. (Note 4)

(b) Cost: $1,490,958 and $1,528,557, respectively. (Note 1)

See Notes to Financial Statements.

2025 Annual Report	53

Statement of Assets and Liabilities—September 30, 2025 (continued)

	OVERLAY A PORTFOLIO	TAX-AWARE OVERLAY A PORTFOLIO

NET ASSET VALUE PER SHARE

Class 1 Shares

Net Assets	$387,254,534	$640,437,369

Shares of capital stock outstanding	32,791,921	46,640,662

Net asset value, offering and redemption price per share	$11.81	$13.73

Class 2 Shares

Net Assets	$51,299,160	$226,656,202

Shares of capital stock outstanding	4,341,927	16,468,322

Net asset value, offering and redemption price per share	$11.81	$13.76

See Notes to Financial Statements.

54	Sanford C. Bernstein Fund, Inc.

Statement of Assets and Liabilities—September 30, 2025 (continued)

	OVERLAY B PORTFOLIO	TAX-AWARE OVERLAY B PORTFOLIO

ASSETS

Investments in securities at value

Unaffiliated issuers	$280,098,832	$449,978,909

Affiliated issuers	45,066,131	18,701,783

Foreign currencies, at value (a)	1,818,521	98,387

Cash	1,127,988	363,131

Cash collateral due from broker	1,822,163	11,032,272

Dividends and interest	1,603,043	4,256,680

Affiliated dividends	117,258	66,049

Investment securities sold and foreign currency transactions	5,444,956	130,638

Capital shares sold	770,657	47,479

Variation margin on futures	349,828	288,103

Variation margin on centrally cleared swaps	0	67,390

Receivable due from Adviser	12,183	3,240

Unrealized appreciation of interest rate swaps	0	1,076,921

Unrealized appreciation of total return swaps	69	103

Unrealized appreciation of inflation swaps	0	9,712,687

Unrealized appreciation of forward currency exchange contracts	380,263	208,937

Other assets	540	0

Total assets	338,612,432	496,032,709

LIABILITIES

Cash collateral due to broker	2,470,000	10,370,000

Reverse repurchase agreements	1,975,226	0

Investment securities purchased and foreign currency transactions	24,727,445	3,171,988

Capital shares redeemed	414,590	40,219

Management fee	158,946	248,150

Unrealized depreciation of forward currency exchange contracts	237,815	82,527

Shareholder servicing fee	21,038	29,346

Foreign capital gains taxes	24,540	0

Variation margin on centrally cleared swaps	13,725	0

Transfer Agent fee	4,834	5,107

Terminated centrally cleared credit default swaps	0	2,304

Directors’ fees payable	49	62

Accrued expenses and other liabilities	435,766	411,935

Total liabilities	30,483,974	14,361,638

NET ASSETS	$308,128,458	$481,671,071

Cost of investments

Unaffiliated issuers	$277,367,961	$400,230,329

Affiliated issuers	43,203,173	18,701,783

NET ASSETS CONSIST OF:

Capital stock, at par	$31,048	$41,654

Additional paid-in capital	433,841,980	440,989,525

Distributable earnings (accumulated loss)	(125,744,570)	40,639,892

	$308,128,458	$481,671,071

(a) Cost: $1,858,757 and $99,454, respectively. (Note 1)

See Notes to Financial Statements.

2025 Annual Report	55

Statement of Assets and Liabilities—September 30, 2025 (continued)

	OVERLAY B PORTFOLIO	TAX-AWARE OVERLAY B PORTFOLIO

NET ASSET VALUE PER SHARE

Class 1 Shares

Net Assets	$252,393,192	$352,500,827

Shares of capital stock outstanding	25,442,348	30,489,771

Net asset value, offering and redemption price per share	$9.92	$11.56

Class 2 Shares

Net Assets	$55,735,266	$129,170,244

Shares of capital stock outstanding	5,605,678	11,164,710

Net asset value, offering and redemption price per share	$9.94	$11.57

See Notes to Financial Statements.

56	Sanford C. Bernstein Fund, Inc.

Statement of Operations—for the year ended September 30, 2025

	OVERLAY A PORTFOLIO	TAX-AWARE OVERLAY A PORTFOLIO

INVESTMENT INCOME

Income:

Interest	$24,475	$43,409

Dividends

Unaffiliated issuers (net of foreign withholding taxes of $23,095 and $48,463, respectively)	2,617,488	6,013,526

Affiliated issuers	6,372,945	10,989,307

Securities lending income, net	864	0

Total income	9,015,772	17,046,242

Expenses:

Management fee (see Note 2A)	3,979,145	8,149,810

Shareholder servicing fee (see Note 2B)	743,724	1,299,191

Transfer Agent fee—Class 1	34,238	39,082

Transfer Agent fee—Class 2	4,942	13,447

Auditing and tax fees	124,389	112,505

Legal fees	46,220	60,521

Custody and accounting fees	41,418	53,893

Registration fees	38,270	39,987

Directors’ fees and expenses	21,489	32,669

Printing fees	13,592	14,280

Miscellaneous	8,768	0

Total expenses before interest expense/bank overdraft	5,056,195	9,815,385

Interest expense/bank overdraft	524,599	1,086,935

Total expenses	5,580,794	10,902,320

Less: expenses waived and reimbursed by the Adviser (see Note 2A, 2D and Note 4)	(1,307,918)	(2,743,716)

Net expenses	4,272,876	8,158,604

Net investment income	4,742,896	8,887,638

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) on:

Investment transactions	24,958,766	92,395,942

Affiliated Underlying Portfolios	8,393,721	31,561,857

Forward currency exchange contracts	(3,035,068)	(6,844,101)

Futures	(5,043,554)	(20,522,289)

Swaps	176,089	281,085

Foreign currency transactions	(15,178)	108,939

Net realized gain distributions from Affiliated Underlying Portfolios	1,305,287	2,478,479

Net realized gain on investment and foreign currency transactions	26,740,063	99,459,912

Net change in unrealized appreciation (depreciation) of:

Investments	(1,250,966)	(37,006,784)

Affiliated Underlying Portfolios	14,102,211	16,446,354

Forward currency exchange contracts	77,487	(116,238)

Futures	289,717	(3,179,184)

Swaps	35,815	49,673

Foreign currency denominated assets and liabilities	(74,523)	(111,525)

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	13,179,741	(23,917,704)

Net realized and unrealized gain on investment and foreign currency transactions	39,919,804	75,542,208

Contributions from affiliates (see Note 2D)	0	21,662

Net increase in net assets resulting from operations	$44,662,700	$84,451,508

See Notes to Financial Statements.

2025 Annual Report	57

Statement of Operations—for the year ended September 30, 2025 (continued)

	OVERLAY B PORTFOLIO	TAX-AWARE OVERLAY B PORTFOLIO

INVESTMENT INCOME

Income:

Interest	$10,479,472	$13,155,935

Dividends

Unaffiliated issuers (net of foreign withholding taxes of $5,422 and $0, respectively)	1,070,341	2,150,907

Affiliated issuers	2,287,186	1,180,821

Other income	0	911

Total income	13,836,999	16,488,574

Expenses:

Management fee (see Note 2A)	2,150,667	3,390,659

Shareholder servicing fee (see Note 2B)	380,120	561,020

Transfer Agent fee—Class 1	31,837	31,730

Transfer Agent fee—Class 2	8,735	11,548

Auditing and tax fees	125,214	114,597

Legal fees	44,021	47,730

Registration fees	38,734	37,778

Custody and accounting fees	2,999	57,160

Directors’ fees and expenses	19,351	23,937

Printing fees	13,710	20,464

Miscellaneous	13,506	19,189

Total expenses before interest expense/bank overdraft	2,828,894	4,315,812

Interest expense/bank overdraft	137,477	143,824

Total expenses	2,966,371	4,459,636

Less: expenses waived and reimbursed by the Adviser (see Note 2A and 2D)	(175,761)	(54,097)

Net expenses	2,790,610	4,405,539

Net investment income	11,046,389	12,083,035

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) on:

Investment transactions (a)	(2,534,395)	9,825,169

Affiliated Underlying Portfolios	39,773	0

Forward currency exchange contracts	(477,087)	(1,392,715)

Futures	8,329,947	6,404,950

Swaps	5,399,089	11,047,249

Foreign currency transactions	(350,383)	32,811

Net realized gain on investment and foreign currency transactions	10,406,944	25,917,464

Net change in unrealized appreciation (depreciation) of:

Investments (b)	842,707	(5,366,441)

Affiliated Underlying Portfolios	806,656	0

Forward currency exchange contracts	990,914	63,958

Futures	(2,050,973)	(3,175,038)

Swaps	(4,166,176)	(6,056,877)

Foreign currency denominated assets and liabilities	(39,960)	(5,540)

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(3,616,832)	(14,539,938)

Net realized and unrealized gain on investment and foreign currency transactions	6,790,112	11,377,526

Contributions from affiliates (see Note 2D)	0	4,175

Net increase in net assets resulting from operations	$17,836,501	$23,464,736

(a) Net of foreign realized capital gains taxes of $3,734 and $0, respectively.

(b) Net of decrease in accrued foreign capital gains taxes on unrealized gains of $7,331 and $0, respectively.

See Notes to Financial Statements.

58	Sanford C. Bernstein Fund, Inc.

Statement of Changes in Net Assets

	OVERLAY A PORTFOLIO		TAX-AWARE OVERLAY A PORTFOLIO

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$4,742,896	$10,518,776	$8,887,638	$22,646,007

Net realized gain on investment and foreign currency transactions	26,740,063	171,843,023	99,459,912	299,329,348

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	13,179,741	(7,994,617)	(23,917,704)	20,260,568

Contributions from affiliates (see Note 2A)	0	0	21,662	0

Net increase in net assets resulting from operations	44,662,700	174,367,182	84,451,508	342,235,923

Distributions to shareholders (a)	(126,036,718)	(4,503,411)	(233,592,488)	(6,500,740)

Capital-share transactions

Net proceeds from sales of shares	16,427,536	25,695,633	28,312,530	33,722,407

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends and distributions	123,363,074	3,408,171	168,934,089	4,317,432

Total proceeds from shares sold	139,790,610	29,103,804	197,246,619	38,039,839

Cost of shares redeemed	(127,474,074)	(478,622,368)	(328,541,047)	(693,884,937)

Net increase (decrease) in net assets from capital-share transactions	12,316,536	(449,518,564)	(131,294,428)	(655,845,098)

Net decrease in net assets	(69,057,482)	(279,654,793)	(280,435,408)	(320,109,915)

NET ASSETS:

Beginning of period	507,611,176	787,265,969	1,147,528,979	1,467,638,894

End of period	$438,553,694	$507,611,176	$867,093,571	$1,147,528,979

(a) See page 61 for share class information on dividend distributions for the Overlay A and Tax-Aware Overlay A Portfolios.

See Notes to Financial Statements.

2025 Annual Report	59

Statement of Changes in Net Assets (continued)

	OVERLAY B PORTFOLIO		TAX-AWARE OVERLAY B PORTFOLIO

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$11,046,389	$15,172,130	$12,083,035	$13,665,897

Net realized gain on investment and foreign currency transactions	10,406,944	9,515,754	25,917,464	40,407,144

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(3,616,832)	50,993,673	(14,539,938)	40,170,669

Contributions from affiliates (see Note 2A)	0	0	4,175	0

Net increase in net assets resulting from operations	17,836,501	75,681,557	23,464,736	94,243,710

Distributions to shareholders (a)	(17,681,772)	(13,001,230)	(27,601,903)	(13,230,943)

Capital-share transactions

Net proceeds from sales of shares	21,741,846	44,864,192	15,262,347	17,558,336

Shares issued in connection with the Reorganization	0	0	0	244,713,130

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends and distributions	13,264,931	9,206,032	18,687,805	9,132,942

Total proceeds from shares sold	35,006,777	54,070,224	33,950,152	271,404,408

Cost of shares redeemed	(113,490,582)	(292,909,140)	(188,507,419)	(385,139,961)

Net decrease in net assets from capital-share transactions	(78,483,805)	(238,838,916)	(154,557,267)	(113,735,553)

Net decrease in net assets	(78,329,076)	(176,158,589)	(158,694,434)	(32,722,786)

NET ASSETS:

Beginning of period	386,457,534	562,616,123	640,365,505	673,088,291

End of period	$308,128,458	$386,457,534	$481,671,071	$640,365,505

(a) See page 61 for share class information on dividend distributions for the Overlay B and Tax-Aware Overlay B Portfolios.

See Notes to Financial Statements.

60	Sanford C. Bernstein Fund, Inc.

	OVERLAY A PORTFOLIO		TAX-AWARE OVERLAY A PORTFOLIO

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24

Distributions to shareholders:

Class 1	$(109,623,974)	$(3,586,620)	$(174,132,064)	$(4,342,531)

Class 2	(16,412,744)	(916,791)	(59,460,424)	(2,158,209)

	$(126,036,718)	$(4,503,411)	$(233,592,488)	$(6,500,740)

	OVERLAY B PORTFOLIO		TAX-AWARE OVERLAY B PORTFOLIO

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24

Distributions to shareholders:

Class 1	$(13,159,652)	$(10,186,457)	$(20,026,690)	$(9,437,571)

Class 2	(4,522,120)	(2,814,773)	(7,575,213)	(3,793,372)

	$(17,681,772)	$(13,001,230)	$(27,601,903)	$(13,230,943)

See Notes to Financial Statements.

2025 Annual Report	61

Financial Highlights

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	OVERLAY A PORTFOLIO

	CLASS 1
	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$14.70	$11.19	$11.30	$16.01	$12.81

Income from investment operations:

Net investment income (a)(b)	0.12	0.21	0.24	0.23	0.07

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.93	3.37	(0.15)	(3.17)	3.25

Total from investment operations	1.05	3.58	0.09	(2.94)	3.32

Less: dividends and distributions

Dividends from net investment income	(0.19)	(0.07)	(0.20)	(0.34)	(0.12)

Distributions from net realized gain on investment transactions	(3.75)	0	0	(1.43)	0

Total dividends and distributions	(3.94)	(0.07)	(0.20)	(1.77)	(0.12)

Net asset value, end of period	$11.81	$14.70	$11.19	$11.30	$16.01

Total return (c)(d)	11.34%	32.10%	0.74%	(21.17)%	26.16%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$387,255	$441,211	$647,297	$1,121,710	$1,596,442

Average net assets (000 omitted)	$386,403	$513,196	$932,709	$1,430,298	$1,606,920

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (e)(f)	0.99%	0.97%	0.90%	0.83%	0.80%

Expenses, before waivers/reimbursements (e)(f)	1.29%	1.29%	1.23%	1.16%	1.15%

Net investment income (b)	1.05%	1.68%	2.08%	1.67%	0.47%

Portfolio turnover rate	28%	21%	19%	24%	21%

See Footnote Summary on page 70-71.

See Notes to Financial Statements.

62	Sanford C. Bernstein Fund, Inc.

	OVERLAY A PORTFOLIO

	CLASS 2
	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$14.72	$11.21	$11.32	$16.05	$12.84

Income from investment operations:

Net investment income (a)(b)	0.14	0.27	0.26	0.25	0.10

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.92	3.34	(0.14)	(3.18)	3.26

Total from investment operations	1.06	3.61	0.12	(2.93)	3.36

Less: dividends and distributions

Dividends from net investment income	(0.22)	(0.10)	(0.23)	(0.37)	(0.15)

Distributions from net realized gain on investment transactions	(3.75)	0	0	(1.43)	0

Total dividends and distributions	(3.97)	(0.10)	(0.23)	(1.80)	(0.15)

Net asset value, end of period	$11.81	$14.72	$11.21	$11.32	$16.05

Total return (c)(d)	11.48%	32.38%	0.97%	(21.02)%	26.34%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$51,299	$66,400	$139,969	$228,680	$320,324

Average net assets (000 omitted)	$55,724	$90,394	$195,550	$291,541	$323,834

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (e)(f)	0.80%	0.77%	0.70%	0.63%	0.59%

Expenses, before waivers/reimbursements (e)(f)	1.09%	1.09%	1.03%	0.96%	0.95%

Net investment income (b)	1.27%	2.10%	2.26%	1.81%	0.69%

Portfolio turnover rate	28%	21%	19%	24%	21%

See Footnote Summary on page 70-71.

See Notes to Financial Statements.

2025 Annual Report	63

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	TAX-AWARE OVERLAY A PORTFOLIO

	CLASS 1
	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$15.75	$11.99	$12.15	$16.98	$13.65

Income from investment operations:

Net investment income (a)(b)	0.12	0.25	0.27	0.23	0.08

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.22	3.56	(0.20)	(3.41)	3.39

Contributions from affiliates	.00 (g)	0	0	0	0

Total from investment operations	1.34	3.81	0.07	(3.18)	3.47

Less: dividends and distributions

Dividends from net investment income	(0.16)	(0.05)	(0.23)	(0.23)	(0.14)

Distributions from net realized gain on investment transactions	(3.20)	0	0	(1.42)	0

Total dividends and distributions	(3.36)	(0.05)	(0.23)	(1.65)	(0.14)

Net asset value, end of period	$13.73	$15.75	$11.99	$12.15	$16.98

Total return (c)(d)	11.72%	31.88%	0.48%	(21.15)%	25.54%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$640,438	$856,885	$1,136,154	$2,232,773	$3,144,804

Average net assets (000 omitted)	$673,627	$924,175	$1,731,661	$2,880,460	$3,057,954

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (e)(f)	0.95%	0.95%	0.87%	0.81%	0.77%

Expenses, before waivers/reimbursements (e)(f)	1.25%	1.26%	1.23%	1.14%	1.12%

Net investment income (b)	0.94%	1.83%	2.18%	1.53%	0.49%

Portfolio turnover rate	24%	19%	17%	25%	20%

See Footnote Summary on page 70-71.

See Notes to Financial Statements.

64	Sanford C. Bernstein Fund, Inc.

	TAX-AWARE OVERLAY A PORTFOLIO

	CLASS 2
	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$15.77	$12.02	$12.19	$17.03	$13.69

Income from investment operations:

Net investment income (a)(b)	0.14	0.27	0.30	0.26	0.11

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.24	3.57	(0.21)	(3.42)	3.40

Contributions from affiliates	.00 (g)	0	0	0	0

Total from investment operations	1.38	3.84	0.09	(3.16)	3.51

Less: dividends and distributions

Dividends from net investment income	(0.19)	(0.09)	(0.26)	(0.26)	(0.17)

Distributions from net realized gain on investment transactions	(3.20)	0	0	(1.42)	0

Total dividends and distributions	(3.39)	(0.09)	(0.26)	(1.68)	(0.17)

Net asset value, end of period	$13.76	$15.77	$12.02	$12.19	$17.03

Total return (c)(d)	12.05% (h)	32.07%	0.65%	(20.98)%	25.78%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$226,656	$290,644	$331,485	$642,337	$942,706

Average net assets (000 omitted)	$231,908	$292,476	$480,625	$854,251	$937,234

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (e)(f)	0.76%	0.75%	0.68%	0.61%	0.57%

Expenses, before waivers/reimbursements (e)(f)	1.06%	1.06%	1.03%	0.94%	0.92%

Net investment income (b)	1.13%	1.95%	2.37%	1.73%	0.71%

Portfolio turnover rate	24%	19%	17%	25%	20%

See Footnote Summary on page 70-71.

See Notes to Financial Statements.

2025 Annual Report	65

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	OVERLAY B PORTFOLIO

	CLASS 1
	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$9.80	$8.49	$8.62	$11.92	$10.96

Income from investment operations:

Net investment income (a)(b)	0.31	0.31	0.29	0.27	0.21

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.28	1.21	(0.14)	(1.90)	1.05

Total from investment operations	0.59	1.52	0.15	(1.63)	1.26

Less: dividends and distributions

Dividends from net investment income	(0.47)	(0.21)	(0.28)	(0.40)	(0.25)

Distributions from net realized gain on investment transactions	0	0	0	(1.27)	(0.05)

Total dividends and distributions	(0.47)	(0.21)	(0.28)	(1.67)	(0.30)

Net asset value, end of period	$9.92	$9.80	$8.49	$8.62	$11.92

Total return (c)(d)	6.44% (h)	18.20%	1.67%	(16.10)%	11.61%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$252,393	$293,900	$447,544	$750,137	$999,357

Average net assets (000 omitted)	$259,424	$341,630	$621,598	$908,265	$1,021,208

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (e)(f)	0.87%	0.86%	0.86%	0.81%	0.83%

Expenses, before waivers/reimbursements (e)(f)	0.93%	0.97%	0.90%	0.85%	0.87%

Net investment income (b)	3.31%	3.46%	3.27%	2.65%	1.78%

Portfolio turnover rate	140%	160%	159%	115%	98%

See Footnote Summary on page 70-71.

See Notes to Financial Statements.

66	Sanford C. Bernstein Fund, Inc.

	OVERLAY B PORTFOLIO

	CLASS 2
	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$9.83	$8.52	$8.65	$11.96	$11.00

Income from investment operations:

Net investment income (a)(b)	0.32	0.32	0.30	0.28	0.23

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.27	1.22	(0.13)	(1.90)	1.04

Total from investment operations	0.59	1.54	0.17	(1.62)	1.27

Less: dividends and distributions

Dividends from net investment income	(0.48)	(0.23)	(0.30)	(0.42)	(0.26)

Distributions from net realized gain on investment transactions	0	0	0	(1.27)	(0.05)

Total dividends and distributions	(0.48)	(0.23)	(0.30)	(1.69)	(0.31)

Net asset value, end of period	$9.94	$9.83	$8.52	$8.65	$11.96

Total return (c)(d)	6.51%	18.40%	1.86%	(15.98)% (h)	11.64%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$55,735	$92,558	$115,072	$150,684	$195,068

Average net assets (000 omitted)	$71,448	$93,742	$138,190	$181,909	$202,314

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (e)(f)	0.74%	0.71%	0.71%	0.66%	0.68%

Expenses, before waivers/reimbursements (e)(f)	0.79%	0.82%	0.75%	0.70%	0.72%

Net investment income (b)	3.44%	3.58%	3.44%	2.80%	1.93%

Portfolio turnover rate	140%	160%	159%	115%	98%

See Footnote Summary on page 70-71.

See Notes to Financial Statements.

2025 Annual Report	67

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	TAX-AWARE OVERLAY B PORTFOLIO

	CLASS 1
	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$11.49	$10.07	$10.04	$12.36	$11.27

Income from investment operations:

Net investment income (a)(b)	0.25	0.23	0.19	0.18	0.17

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.34	1.41	0.07	(1.66)	1.19

Contributions from affiliates	.00 (g)	0	0	0	0

Total from investment operations	0.59	1.64	0.26	(1.48)	1.36

Less: dividends and distributions

Dividends from net investment income	(0.22)	(0.22)	(0.23)	(0.19)	(0.27)

Distributions from net realized gain on investment transactions	(0.30)	0	0	(0.65)	0

Total dividends and distributions	(0.52)	(0.22)	(0.23)	(0.84)	(0.27)

Net asset value, end of period	$11.56	$11.49	$10.07	$10.04	$12.36

Total return (c)	5.49%	16.54%	2.59%	(12.95)%	12.11%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$352,501	$466,594	$479,517	$932,107	$1,194,517

Average net assets (000 omitted)	$382,398	$458,098	$714,721	$1,111,920	$1,196,104

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (e)(f)	0.88%	0.89%	0.86%	0.83%	0.84%

Expenses, before waivers/reimbursements (e)(f)	0.89%	0.90%	0.86%	0.83%	0.84%

Net investment income (b)	2.28%	2.14%	1.88%	1.63%	1.44%

Portfolio turnover rate	13%	20%	7%	12%	19%

See Footnote Summary on page 70-71.

See Notes to Financial Statements.

68	Sanford C. Bernstein Fund, Inc.

	TAX-AWARE OVERLAY B PORTFOLIO

	CLASS 2
	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21

Net asset value, beginning of period	$11.50	$10.09	$10.07	$12.39	$11.30

Income from investment operations:

Net investment income (a)(b)	0.27	0.25	0.21	0.20	0.19

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.34	1.42	0.06	(1.66)	1.19

Contributions from affiliates	.00 (g)	0	0	0	0

Total from investment operations	0.61	1.67	0.27	(1.46)	1.38

Less: dividends and distributions

Dividends from net investment income	(0.24)	(0.26)	(0.25)	(0.21)	(0.29)

Distributions from net realized gain on investment transactions	(0.30)	0	0	(0.65)	0

Total dividends and distributions	(0.54)	(0.26)	(0.25)	(0.86)	(0.29)

Net asset value, end of period	$11.57	$11.50	$10.09	$10.07	$12.39

Total return (c)	5.66%	16.77%	2.67%	(12.78)%	12.35%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$129,170	$173,771	$193,571	$378,873	$523,749

Average net assets (000 omitted)	$139,242	$169,853	$281,573	$478,848	$534,158

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (e)(f)	0.74%	0.74%	0.71%	0.68%	0.69%

Expenses, before waivers/reimbursements (e)(f)	0.75%	0.75%	0.71%	0.68%	0.69%

Net investment income (b)	2.43%	2.27%	2.04%	1.78%	1.59%

Portfolio turnover rate	13%	20%	7%	12%	19%

See Footnote Summary on page 70-71.

See Notes to Financial Statements.

2025 Annual Report	69

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

(a)	Based on average shares outstanding.
(b)	Net of expenses waived/reimbursed by the Adviser.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(d)	Includes the impact of proceeds received and credited to the Portfolio resulting from the class action settlements, which enhanced the performance for the Overlay A Portfolio for the year ended September 30, 2025 by .10%, the Tax-Aware Overlay A Portfolio for the year ended September 30, 2025 by .11% and the Overlay B Portfolio for the year ended September 30, 2025 by .07%.
(e)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the period shown below, such waiver amounted to:

Acquired Fund Fees and Expenses:

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21
Overlay A Portfolio	.30%	.33%	.35%	.34%	.36%
Tax-Aware Overlay A Portfolio	.31%	.32%	.36%	.33%	.36%
Overlay B Portfolio	.07%	.05%	.05%	.05%	.04%
Tax-Aware Overlay B Portfolio	.03%	.02%	.02%	.03%	.03%

Waiver:

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23		YEAR ENDED 9/30/22		YEAR ENDED 9/30/21
Overlay A Portfolio	.30%	.32%		.34%		.33%		.35%
Tax-Aware Overlay A Portfolio	.30%	.31%		.36%		.32%		.35%
Overlay B Portfolio	.05%	.05%		.04%		.04%		.04%
Tax-Aware Overlay B Portfolio	.01%	.00%	(i)	.00%	(i)	.00%	(i)	.00%	(i)

(f)	The expense ratios presented below exclude interest/bank overdraft expense:

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21
Overlay A Portfolio
Class 1
Expenses, net of waivers/reimbursements	.87%	.88%	.82%	.80%	.79%
Expenses, before waivers/reimbursements	1.17%	1.20%	1.16%	1.13%	1.14%
Class 2
Expenses, net of waivers/reimbursements	.68%	.68%	.62%	.60%	.58%
Expenses, before waivers/reimbursements	.98%	1.00%	.96%	.93%	.94%
Tax-Aware Overlay A Portfolio
Class 1
Expenses, net of waivers/reimbursements	.83%	.85%	.79%	.79%	.77%
Expenses, before waivers/reimbursements	1.13%	1.17%	1.14%	1.12%	1.11%
Class 2
Expenses, net of waivers/reimbursements	.64%	.66%	.59%	.59%	.56%
Expenses, before waivers/reimbursements	.94%	.97%	.94%	.92%	.91%
Overlay B Portfolio
Class 1
Expenses, net of waivers/reimbursements	.83%	.86%	.86%	.81%	.83%
Expenses, before waivers/reimbursements	.89%	.97%	.90%	.85%	.87%
Class 2
Expenses, net of waivers/reimbursements	.69%	.71%	.71%	.66%	.68%
Expenses, before waivers/reimbursements	.75%	.82%	.75%	.70%	.72%

See Notes to Financial Statements.

70	Sanford C. Bernstein Fund, Inc.

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21
Tax-Aware Overlay B Portfolio
Class 1
Expenses, net of waivers/reimbursements	.86%	.89%	.86%	.83%	.84%
Expenses, before waivers/reimbursements	.87%	.90%	.86%	.83%	.84%
Class 2
Expenses, net of waivers/reimbursements	.71%	.74%	.71%	.68%	.69%
Expenses, before waivers/reimbursements	.72%	.75%	.71%	.68%	.69%

(g)	Amount is less than .005%.
(h)	The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.
(i)	Amount is less than .005%.

See Notes to Financial Statements.

2025 Annual Report	71

Notes to Financial Statements

NOTE 1.	Organization and Significant Accounting Policies

Sanford C. Bernstein Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end registered investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of 9 portfolios (hereafter collectively referred to as the “Portfolios” and each individually a “Portfolio”) with the following share classes offered:

INTERNATIONAL EQUITY PORTFOLIO	SHARE CLASSES OFFERED

Emerging Markets	Emerging Markets Class* and Class Z

FIXED INCOME MUNICIPAL PORTFOLIOS

California Municipal	Municipal Class* and Advisor Class

Diversified Municipal	Municipal Class*, Class A, Class C, Advisor Class and Class Z

New York Municipal	Municipal Class*, Class A, Class C and Advisor Class

FIXED INCOME TAXABLE PORTFOLIO

Intermediate Duration	Intermediate Duration Class*, Class A, Advisor Class and Class Z

*	Bernstein Class

OVERLAY PORTFOLIOS

Overlay A	Class 1 and Class 2

Tax-Aware Overlay A	Class 1 and Class 2

Overlay B	Class 1 and Class 2

Tax-Aware Overlay B	Class 1 and Class 2

Each Portfolio has its own investment objectives. This report relates only to the Overlay A, Tax-Aware Overlay A, Overlay B and Tax-Aware Overlay B Portfolios. At a meeting held on October 25-26, 2023, the Tax-Aware Overlay B Portfolio (the “Acquiring Portfolio”) acquired the assets and liabilities of the Tax-Aware Overlay C Portfolio and the Tax-Aware Overlay N Portfolio (each, an “Acquired Portfolio,” and together, the “Acquired Portfolios”), each a series of Sanford C. Overlay Fund, Inc. (“SCB Fund”), in a reorganization that was effective at the close of business February 23, 2024 (together, the “Reorganizations,” and each a “Reorganization”). The Reorganizations were approved by the Fund’s Board of Directors (the “Board”) pursuant to an Agreement and Plan of Reorganization (the “Reorganization Agreement”), see Note 9 for additional Information. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes may bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

A.	Portfolio Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Board. Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolios’ valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolios’ portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign

72	Sanford C. Bernstein Fund, Inc.

securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

B.	Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are

2025 Annual Report	73

Notes to Financial Statements (continued)

generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are: the value of collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

74	Sanford C. Bernstein Fund, Inc.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of September 30, 2025:

OVERLAY A PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:

Common Stocks (a)	$249,502,648	$0	$0	$249,502,648

Investment Companies	159,165,100	0	0	159,165,100

Purchased Options—Puts	0	9,352,424	0	9,352,424

Short-Term Investments	26,939,182	0	0	26,939,182

Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	165,511	0	0	165,511

Total Investments in Securities	435,772,441	9,352,424	0	445,124,865

Other Financial Instruments (b):

Assets:

Futures	2,684,448	0	0	2,684,448	(c)

Forward Currency Exchange Contracts	0	478,713	0	478,713

Centrally Cleared Credit Default Swaps	0	1,384,720	0	1,384,720	(c)

Total Return Swaps	0	103	0	103

Liabilities:

Futures	(302,896)	0	0	(302,896	)(c)

Forward Currency Exchange Contracts	0	(207,106)	0	(207,106)

Total	$438,153,993	$11,008,854	$0	$449,162,847

TAX-AWARE OVERLAY A PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:

Common Stocks (a)	$541,420,969	$0	$0	$541,420,969

Investment Companies	319,321,671	0	0	319,321,671

Purchased Options—Puts	0	18,508,002	0	18,508,002

Short-Term Investments	406,154	0	0	406,154

Total Investments in Securities	861,148,794	18,508,002	0	879,656,796

Other Financial Instruments (b):

Assets:

Futures	3,026,808	0	0	3,026,808	(c)

Forward Currency Exchange Contracts	0	1,057,901	0	1,057,901

Centrally Cleared Credit Default Swaps	0	2,710,599	0	2,710,599	(c)

Total Return Swaps	0	412	0	412

Liabilities:

Futures	(343,093)	0	0	(343,093	)(c)

Forward Currency Exchange Contracts	0	(405,221)	0	(405,221)

Total	$863,832,509	$21,871,693	$0	$885,704,202

2025 Annual Report	75

Notes to Financial Statements (continued)

OVERLAY B PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:

Governments—Treasuries	$0	$67,010,728	$0	$67,010,728

Inflation-Linked Securities	0	53,768,846	0	53,768,846

Corporates—Investment Grade	0	48,025,877	0	48,025,877

Investment Companies	41,896,487	0	0	41,896,487

Mortgage Pass-Throughs	0	27,756,549	0	27,756,549

Asset-Backed Securities	0	12,403,819	0	12,403,819

Collateralized Mortgage Obligations	0	9,702,957	0	9,702,957

Commercial Mortgage-Backed Securities	0	6,479,130	0	6,479,130

Corporates—Non-Investment Grade	0	4,397,365	0	4,397,365

Collateralized Loan Obligations	0	3,020,668	0	3,020,668

Governments—Sovereign Agencies	0	2,735,010	0	2,735,010

Covered Bonds	0	2,496,006	0	2,496,006

Purchased Options—Puts	0	2,472,215	0	2,472,215

Emerging Markets—Corporate Bonds	0	2,112,725	0	2,112,725

Governments—Sovereign Bonds	0	1,947,813	0	1,947,813

Local Governments—US Municipal Bonds	0	1,775,004	0	1,775,004

Agencies	0	1,146,358	0	1,146,358

Supranationals	0	1,008,617	0	1,008,617

Emerging Markets—Sovereigns	0	478,771	0	478,771

Quasi-Sovereigns	0	209,350	0	209,350

Local Governments—Provincial Bonds	0	205,986	0	205,986

Local Governments—Canadian Municipal Bonds	0	52,344	0	52,344

Short-Term Investments	34,062,338	0	0	34,062,338

Total Investments in Securities	75,958,825	249,206,138	0	325,164,963

Other Financial Instruments (b):

Assets:

Futures	1,443,363	0	0	1,443,363	(b)

Forward Currency Exchange Contracts	0	380,263	0	380,263

Centrally Cleared Credit Default Swaps	0	478,833	0	478,833	(b)

Centrally Cleared Inflation (CPI) Swaps	0	435,838	0	435,838	(b)

Centrally Cleared Interest Rate Swaps	0	3,321,901	0	3,321,901	(b)

Total Return Swaps	0	69	0	69

Liabilities:

Futures	(233,119)	0	0	(233,119	)(b)

Forward Currency Exchange Contracts	0	(237,815)	0	(237,815)

Centrally Cleared Credit Default Swaps	0	(370,173)	0	(370,173	)(b)

Centrally Cleared Interest Rate Swaps	0	(6,295)	0	(6,295	)(b)

Total	$77,169,069	$253,208,759	$0	$330,377,828

76	Sanford C. Bernstein Fund, Inc.

TAX-AWARE OVERLAY B PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:

Long-Term Municipal Bonds	$0	$323,652,167	$190,000	$323,842,167

Short-Term Municipal Notes	0	3,605,512	0	3,605,512

Investment Companies	110,096,953	0	0	110,096,953

Corporates—Investment Grade	0	4,018,845	0	4,018,845

Purchased Options—Puts	0	3,859,588	0	3,859,588

Asset-Backed Securities	0	1,963,325	0	1,963,325

Corporates—Non-Investment Grade	0	1,336,873	0	1,336,873

Commercial Mortgage-Backed Securities	0	977,058	0	977,058

Preferred Stocks	0	0	223,610	223,610

Collateralized Mortgage Obligations	0	54,978	0	54,978

Short-Term Investments	18,701,783	0	0	18,701,783

Total Investments in Securities	128,798,736	339,468,346	413,610	468,680,692

Other Financial Instruments (b):

Assets:

Futures	1,131,908	0	0	1,131,908	(b)

Forward Currency Exchange Contracts	0	208,937	0	208,937

Centrally Cleared Credit Default Swaps	0	568,010	0	568,010	(b)

Centrally Cleared Inflation (CPI) Swaps	0	7,945,231	0	7,945,231	(b)

Centrally Cleared Interest Rate Swaps	0	1,545,626	0	1,545,626	(b)

Inflation (CPI) Swaps	0	9,712,687	0	9,712,687

Interest Rate Swaps	0	1,076,921	0	1,076,921

Total Return Swaps	0	103	0	103

Liabilities:

Futures	(104,842)	0	0	(104,842	)(b)

Forward Currency Exchange Contracts	0	(82,527)	0	(82,527)

Centrally Cleared Credit Default Swaps	0	(938,417)	0	(938,417	)(b)

Centrally Cleared Interest Rate Swaps	0	(41,348)	0	(41,348	)(b)

Total	$129,825,802	$359,463,569	$413,610	$489,702,981

(a)	See Schedule of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

C.	Foreign Currency Translation

The accounting records of the Portfolios are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 4:00 p.m., Eastern Time. Amounts related to the purchases and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

2025 Annual Report	77

Notes to Financial Statements (continued)

Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Portfolios do isolate the effect of changes in foreign exchange rates from changes in market prices of securities sold during the year, as required by the Internal Revenue Code.

The Portfolios may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

D.	Taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal and state income taxes to the extent that all of its income is distributed. The Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned based on, management’s understanding of applicable local tax law.

In consideration of recent decisions rendered by the European courts, certain Portfolios filed reclaims to recover taxes withheld on dividends earned from certain European Union countries during calendar years 2008 through 2022. These filing are subject to various administrative and judicial proceedings within these countries. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. As of September 30, 2024, the Portfolios did not have any unrecognized tax benefits.

E.	Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolios amortize premiums and accrete discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

F.	Securities Transactions on a When-Issued or Delayed-Delivery Basis

Each Portfolio may purchase securities on a when-issued basis or purchase or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and use the security’s value in determining the Portfolio’s net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security’s value in determining the Portfolio’s net asset value.

78	Sanford C. Bernstein Fund, Inc.

G.	Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each Portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

H.	Distribution of Income and Gains

Dividends from net investment income, if any, will be paid to shareholders at least once a year.

Distributions of net realized gains, less any available loss carryforwards, if any, for all the Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, “excess distributions” are reflected in the accompanying statement of assets and liabilities. To the extent distributions exceed income and gains for tax purposes, such distributions would be shown as “return of capital” on the statement of changes in net assets. Certain other differences—permanent differences—arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

Permanent differences have no effect on net assets. The effects of such permanent differences on each Portfolio, due to the utilization of earnings and profits distributed to shareholders on redemption of shares and contributions from affiliates which are reflected as adjustments to the components of net assets as of September 30, 2025, as shown below:

PORTFOLIO	INCREASE (DECREASE) TO ADDITIONAL PAID-IN CAPITAL	INCREASE (DECREASE) TO DISTRIBUTABLE EARNINGS/ ACCUMULATED LOSS
Overlay A	$1,078,815	$(1,078,815)

Tax-Aware Overlay A	13,309,579	(13,309,579)

Overlay B	—	—

Tax-Aware Overlay B	(4,175)	4,175

I.	Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

J.	Segment Information

Each Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolios’ President is the CODM. The CODM monitors the operating results of the Portfolios as a whole and the pre-determined Portfolios’ long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segments performance versus the Portfolios’ comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

2025 Annual Report	79

Notes to Financial Statements (continued)

NOTE 2.	Investment Management and Transactions with Affiliated Persons

A.	Management Fee

Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio’s assets, places purchase and sale orders, and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board.

The Portfolios pay the Adviser an investment management fee at an annual rate of 0.90% of the first $2.5 billion, 0.875% of the next $2.5 billion and 0.85% in excess of $5 billion for Overlay A and Tax-Aware Overlay A; 0.65% for Overlay B and Tax-Aware Overlay B, of the average daily net assets of each Portfolio.

The Adviser has agreed to waive its fees and bear certain expenses, exclusive of acquired fund fees and other than the advisory fees of any registered funds advised by the Adviser in which a Portfolio may invest, interest expense, taxes, extraordinary expenses, brokerage commission, and other transaction costs, to the extent necessary to limit the total portfolio operating expenses as a percentage of daily average net assets on an annual basis as follows:

PORTFOLIO	CLASS 1	CLASS 2

Overlay A	1.20%	1.00%

Tax-Aware Overlay A	1.20%	1.00%

Overlay B	0.90%	0.75%

Tax-Aware Overlay B	0.90%	0.75%

This fee waiver and/or expense limitation agreement will remain in effect until January 31, 2026, and then may be extended by the Adviser for additional one year terms. For the year ended September 30, 2025, such reimbursements/waivers for the Overlay A Portfolio, Tax-Aware Overlay A Portfolio, Overlay B Portfolio and Tax-Aware Overlay B Portfolio amounted to $0, $0, $0 and $0, respectively.

B.	Shareholder Servicing Fee

Under the Shareholder Servicing Agreement between the Fund and the Adviser, the Adviser pays expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders. Such services include, but are not limited to, providing information to shareholders concerning their fund investments, systematic withdrawal plans, fund dividend payments and reinvestments, shareholder account or transactions status, net asset value of shares, fund performance, fund services, plans and options, fund investment policies, portfolio holdings and tax consequences of fund investments; dealing with shareholder complaints and other correspondence relating to fund matters; and communications with shareholders when proxies are being solicited from them with respect to voting their fund shares. Under the agreement, the fee paid by each Portfolio to the Adviser for services is 0.20 of 1%, annualized, of the average daily net assets of Class 1 Shares of Overlay A and Tax-Aware Overlay A Portfolios during the month, and 0.15 of 1%, annualized, of the average daily net assets of Class 1 Shares of Overlay B and Tax-Aware Overlay B Portfolios during the month.

Effective September 2, 2025, the Adviser put in place a voluntary waiver of the Shareholder Servicing fees paid by each Overlay Portfolio to the Adviser lowering the effective fee to 0.105 of 1%, annualized, of the average daily net assets of Class 1 Shares during the month.

C.	Distribution Arrangements

Under the Distribution Agreement between the Fund, on behalf of each Portfolio, and Sanford C. Bernstein & Co., LLC (the “Distributor”), the Distributor agrees to act as agent to sell shares of the Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly owned subsidiary of the Adviser.

80	Sanford C. Bernstein Fund, Inc.

D.	Investments in Affiliated Issuers

The Portfolios may invest in other investment companies advised by the Adviser, including AB Government Money Market Portfolio and AB All-Market Real Return Portfolio—Class Z (“AMRR”) which have contractual annual advisory fee rates of 0.20% and 0.75%, respectively, of the portfolios’ average daily net assets and bear their own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolios in affiliated registered investment companies, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to the Portfolios’ pro rata share of the effective advisory fee of the underlying affiliated registered investment company, as borne indirectly by the Portfolios as an acquired fund fee and expense.

For the year ended September 30, 2025, such waivers amounted to:

AB GOVERNMENT MONEY MARKET PORTFOLIO	AMOUNT

Overlay A	$112,158

Tax-Aware Overlay A	67,082

Overlay B	90,357

Tax-Aware Overlay B	54,097

AMRR	AMOUNT

Overlay A	$237,755

Tax-Aware Overlay A	483,975

Overlay B	85,404

Overlay A Portfolio and Tax-Aware Overlay A Portfolio currently invest in Bernstein Fund, Inc.—International Small Cap Portfolio—Class Z, Bernstein Fund, Inc.—International Strategic Equities Portfolio—Class Z, Bernstein Fund Inc.—Small Cap Core Portfolio—Class Z and Sanford C. Bernstein Fund, Inc.—Emerging Markets Portfolio—Class Z, respectively. With respect to the Overlay A Portfolio and Tax-Aware Overlay A Portfolio, the Adviser has contractually agreed to waive its management fees and/or bear Portfolio expenses through January 31, 2026, in an amount equal to the Portfolios’ proportionate share of all advisory fees and other expenses of the aforementioned funds that are indirectly borne by the Portfolios. For the year ended September 30, 2025, such waivers amounted to:

PORTFOLIO	SANFORD C. BERNSTEIN FUND, INC. - EMERGING MARKETS PORTFOLIO CLASS Z	BERNSTEIN FUND, INC. - INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO CLASS Z	BERNSTEIN FUND, INC. - INTERNATIONAL SMALL CAP PORTFOLIO CLASS Z	BERNSTEIN FUND, INC. - SMALL CAP CORE PORTFOLIO CLASS Z

Overlay A	$80,645	$616,733	$158,802	$101,650

Tax-Aware Overlay A	$191,383	$1,421,329	$408,835	$171,112

2025 Annual Report	81

Notes to Financial Statements (continued)

The Portfolios may invest in other investment companies managed by the Adviser. A summary of the Portfolios’ transactions in such holdings for the year ended September 30, 2025 is as follows:

SANFORD C. BERNSTEIN FUND, INC.—OVERLAY A PORTFOLIO
							DISTRIBUTIONS
FUND	MARKET VALUE 9/30/24 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	REALIZED GAIN (LOSS) (000)	CHANGE IN UNREALIZED APPR./(DEPR.) (000)	MARKET VALUE 9/30/25 (000)	DIVIDEND INCOME (000)	REALIZED GAINS (000)

AB Government Money Market Portfolio	$50,443	$167,953	$191,457	$0	$0	$26,939	$2,444	$0

AB Bond Fund, Inc.: AB All Market Real Return Portfolio	33,711	823	5,932	141	2,363	31,106	823	0

Bernstein Fund, Inc.: International Small Cap Portfolio	16,750	409	3,690	671	1,469	15,609	409	0

Bernstein Fund, Inc.—International Strategic Equities Portfolio	99,889	2,278	28,005	7,077	10,842	92,081	2,278	0

Bernstein Fund, Inc.—Small Cap Core Portfolio	11,926	1,531	0	0	(1,053)	12,404	226	1,305

Sanford C. Bernstein Fund, Inc.—AB Emerging Markets Portfolio	8,978	193	2,192	505	481	7,965	193	0

AB Government Money Market Portfolio*	0	2,066	1,900	0	0	166	1	0

Total				$8,394	$14,102	$186,270	$6,374	$1,305

*	Investments of cash collateral for securities lending transactions (see Note 4).

SANFORD C. BERNSTEIN FUND, INC.—TAX-AWARE OVERLAY A PORTFOLIO
							DISTRIBUTIONS
FUND	MARKET VALUE 9/30/24 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	REALIZED GAIN (LOSS) (000)	CHANGE IN UNREALIZED APPR./(DEPR.) (000)	MARKET VALUE 9/30/25 (000)	DIVIDEND INCOME (000)	REALIZED GAINS (000)

AB Government Money Market Portfolio	$131,139	$317,652	$448,385	$0	$0	$406	$1,505	$0

AB Bond Fund, Inc.: AB All Market Real Return Portfolio	79,613	1,943	29,382	(1,070)	4,837	55,941	1,943	0

Bernstein Fund, Inc.: International Small Cap Portfolio	42,933	1,049	9,122	1,841	3,696	40,397	1,049	0

82	Sanford C. Bernstein Fund, Inc.

SANFORD C. BERNSTEIN FUND, INC.—TAX-AWARE OVERLAY A PORTFOLIO
							DISTRIBUTIONS
FUND	MARKET VALUE 9/30/24 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	REALIZED GAIN (LOSS) (000)	CHANGE IN UNREALIZED APPR./(DEPR.) (000)	MARKET VALUE 9/30/25 (000)	DIVIDEND INCOME (000)	REALIZED GAINS (000)

Bernstein Fund, Inc.—International Strategic Equities Portfolio	$244,290	$5,571	$97,450	$27,410	$11,888	$191,709	$5,571	$0

Bernstein Fund, Inc.—Small Cap Core Portfolio	22,645	2,907	8,025	1,072	(3,733)	14,866	429	2,478

Sanford C. Bernstein Fund, Inc.—AB Emerging Markets Portfolio	22,921	492	9,071	2,309	(242)	16,409	492	0

Total				$31,562	$16,446	$319,728	$10,989	$2,478

SANFORD C. BERNSTEIN FUND, INC.—OVERLAY B PORTFOLIO
							DISTRIBUTIONS
FUND	MARKET VALUE 9/30/24 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	REALIZED GAIN (LOSS) (000)	CHANGE IN UNREALIZED APPR./(DEPR.) (000)	MARKET VALUE 9/30/25 (000)	DIVIDEND INCOME (000)	REALIZED GAINS (000)

AB Government Money Market Portfolio	$27,538	$193,874	$187,350	$0	$0	$34,062	$1,974	$0

AB Bond Fund, Inc.: AB All Market Real Return Portfolio	12,826	313	2,982	40	807	11,004	313	0

Total				$40	$807	$45,066	$2,287	$0

SANFORD C. BERNSTEIN FUND, INC.—TAX-AWARE OVERLAY B PORTFOLIO
PORTFOLIO	MARKET VALUE 9/30/24 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	MARKET VALUE 9/30/25 (000)	DIVIDEND INCOME (000)
AB Government Money Market Portfolio	$6,805	$212,939	$201,042	$18,702	$1,181

During the year ended September 30, 2025, the Adviser reimbursed the Tax-Aware Overlay A and the Tax-Aware Overlay B Portfolios $21,662 and $4,175, respectively, for trading losses incurred due to trade entry errors.

E.	Directors Fee

In connection with the election of a new Board of Directors by shareholders effective January 1, 2025, the Portfolios have adopted a retirement plan for certain independent Directors who retired prior to their initial anticipated retirement date. These Directors received a one-time retirement benefit payable from the Portfolios and certain other funds overseen by

2025 Annual Report	83

Notes to Financial Statements (continued)

the Directors. The Adviser agreed to waive its fees from the Portfolios and certain other funds overseen by the Directors for the cost of such benefit as follows for the year ended September 30, 2024:

PORTFOLIO	AMOUNT
Overlay A	$18,262

Tax-Aware Overlay A	41,271

Overlay B	13,890

Tax-Aware Overlay B	23,029

NOTE 3.	Investment Security Transactions

A.	Purchases and Sales

For the year ended September 30, 2025, the Portfolios had purchases and sales transactions, excluding transactions in short-term instruments, as follows:

PORTFOLIO	PURCHASES EXCLUDING U.S. GOVERNMENT SECURITIES	PURCHASES OF U.S. GOVERNMENT SECURITIES	SALES EXCLUDING U.S. GOVERNMENT SECURITIES	SALES OF U.S. GOVERNMENT SECURITIES

Overlay A	$110,839,676	$0	$172,341,414	$0

Tax-Aware Overlay A	208,796,259	0	480,792,521	0

Overlay B	112,802,205	308,438,346	145,486,608	315,148,540

Tax-Aware Overlay B	61,915,401	1,048,946	224,377,164	15,562,033

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

	COST	GROSS UNREALIZED		NET UNREALIZED APPRECIATION (DEPRECIATION)
PORTFOLIO		APPRECIATION	(DEPRECIATION)

Overlay A	$264,475,075	$186,008,394	$(4,994,217)	$181,014,177

Tax-Aware Overlay A	440,564,149	446,058,037	(6,701,903)	439,356,134

Overlay B	320,709,817	12,312,932	(7,605,907)	4,707,025

Tax-Aware Overlay B	418,940,550	80,773,943	(13,346,286)	67,427,657

B.	Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Futures

Each Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolios bear the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolios may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time a Portfolio enters into futures, a Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected.

84	Sanford C. Bernstein Fund, Inc.

Pursuant to the contract, with respect to cash collateral, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Portfolio agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolios to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolios to unlimited risk of loss. Each Portfolio may enter into futures only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transactions; therefore, the Portfolios’ credit risk is subject to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the year ended September 30, 2025, the Portfolios held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

Each Portfolio may enter into forward currency exchange contracts on either a spot (i.e., cash) or forward basis. Spot contracts are entered into at the rate then prevailing in the currency-exchange market. Forward currency exchange contracts obligate the contracting parties to purchase or sell a specific currency at a specified future date at a specified price. The Portfolios will generally not enter into a forward currency exchange contract with a term greater than one year. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Forward currency exchange contracts used to protect the Portfolios from adverse currency movements involve the risk that the Adviser may not accurately predict currency movements. As a result, total return could be adversely affected. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and other options. The Adviser may enter into foreign currency transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value.

Under certain circumstances, the Portfolios may commit a substantial portion or the entire value of the Portfolios to the consummation of these contracts. The Adviser will consider the effect that a substantial commitment of assets to forward currency exchange contracts would have on the investment program of the Portfolios and the flexibility of the Portfolios to purchase additional securities.

During the year ended September 30, 2025, the Portfolios held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, each Portfolio may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, certain Portfolios may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Portfolios pay a premium whether or not the option is exercised. Additionally, the Portfolios bear the risk of loss of the premium and change in market value should the counterparty not

2025 Annual Report	85

Notes to Financial Statements (continued)

perform under the contract. If a put or call purchased option by the Portfolios were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolios. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Portfolios’ maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Portfolios on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolios have realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolios. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of a written option by the Portfolios could result in the Portfolios selling or buying a security or currency at a price different from the current market value.

During the year ended September 30, 2025, the Portfolios held purchased options for hedging and non-hedging purposes.

•	Swaps

The Portfolios may enter into swaps to hedge their exposure to interest rates, credit risk, or currencies. Certain Portfolios may also enter into swaps for non-hedging purposes as a means of gaining market exposures, including by making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolios, and/or the termination value at the end of the contract. Therefore, the Portfolios consider the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolios accrue for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

86	Sanford C. Bernstein Fund, Inc.

At the time the Portfolios enter into a centrally cleared swap, the Portfolios deposit with the broker or segregates at is custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Portfolios are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional amount.

In addition, a Portfolio may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

During the year ended September 30, 2025, the Overlay B and Tax-Aware Overlay B Portfolios held interest rate swaps for hedging and non-hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the year ended September 30, 2025, the Overlay B and Tax-Aware Overlay B Portfolios held inflation (CPI) swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Portfolios may enter into credit default swaps, including to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults by corporate and sovereign issuers held by the Portfolios, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. The Portfolios may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolios receive/(pay) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If a Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolios will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolios for the same referenced obligations with the same counterparty.

2025 Annual Report	87

Notes to Financial Statements (continued)

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If a Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If a Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the schedule of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the market’s assessment of the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the year ended September 30, 2025, the Portfolios held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

Each Portfolio may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. A Portfolio is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

During the year ended September 30, 2025, the Portfolios held total return swaps for hedging and non-hedging purposes.

A Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of a Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

A Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of a Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, a Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

88	Sanford C. Bernstein Fund, Inc.

During the year ended September 30, 2025, the Portfolios had entered into the following derivatives:

OVERLAY A PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Interest rate contracts	Receivable for variation margin on futures	$1,568,735	*	Payable for variation margin on futures	$173,399	*

Equity contracts	Receivable for variation margin on futures	1,115,713	*	Payable for variation margin on futures	129,497	*

Credit contracts	Receivable for variation margin on centrally cleared swaps	35,552	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	478,713		Unrealized depreciation on forward currency exchange contracts	207,106

Equity contracts	Investments in securities, at value	9,352,424

Equity contracts	Unrealized appreciation on total return swaps	103

Total		$12,551,240			$510,002

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(10,348,741)	$1,343,180

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	5,305,187	(1,053,463)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	(3,035,068)	77,487

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	(8,155,308)	(887,571)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	326,839	35,552

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(150,750)	263

Total		$(16,057,841)	$(484,552)

2025 Annual Report	89

Notes to Financial Statements (continued)

TAX-AWARE OVERLAY A PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Interest rate contracts	Receivable for variation margin on futures	$1,107,916	*	Payable for variation margin on futures

Equity contracts	Receivable for variation margin on futures	1,918,892	*	Payable for variation margin on futures	$343,093	*

Credit contracts	Receivable for variation margin on centrally cleared swaps	69,592	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	1,057,901		Unrealized depreciation on forward currency exchange contracts	405,221

Equity contracts	Investments in securities, at value	18,508,002

Equity contracts	Unrealized appreciation on total return swaps	412

Total		$22,662,715			$748,314

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(23,012,773)	$2,101,486

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	2,490,484	(5,280,670)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	(6,844,101)	(116,238)

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	(16,089,934)	(1,818,114)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	637,207	69,592

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(356,122)	(19,919)

Total		$(43,175,239)	$(5,063,863)

90	Sanford C. Bernstein Fund, Inc.

OVERLAY B PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Interest rate contracts	Receivable for variation margin on futures	$323,173	*	Payable for variation margin on futures	$176,185	*

Equity contracts	Receivable for variation margin on futures	1,120,190	*	Payable for variation margin on futures	56,934	*

Credit contracts	Receivable for variation margin on centrally cleared swaps	9,754	*	Payable for variation margin on centrally cleared swaps	13,234	*

Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	717,383	*	Receivable/Payable for variation margin on centrally cleared swaps	39,659	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	380,263		Unrealized depreciation on forward currency exchange contracts	237,815

Equity contracts	Investments in securities, at value	2,472,215

Equity contracts	Unrealized appreciation on total return swaps	69

Total		$5,023,047			$523,827

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(2,030,540)	$24,421

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	10,360,487	(2,075,394)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	(477,087)	990,914

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	(2,127,141)	(241,189)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	5,490,113	(4,201,303)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(116,151)	36,413

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	25,127	(1,286)

Total		$11,124,808	$(5,467,424)

2025 Annual Report	91

Notes to Financial Statements (continued)

TAX-AWARE OVERLAY B PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Interest rate contracts	Receivable for variation margin on futures	$13,440	*	Payable for variation margin on futures	$66	*

Equity contracts	Receivable for variation margin on futures	1,118,468	*	Payable for variation margin on futures	104,776	*

Credit contracts	Receivable for variation margin on centrally cleared swaps	14,583	*	Payable for variation margin on centrally cleared swaps	20,132	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	7,760,572	*	Payable for variation margin on centrally cleared swaps	41,348	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	208,937		Unrealized depreciation on forward currency exchange contracts	82,527

Equity contracts	Investments in securities, at value	3,859,588

Interest rate contracts	Unrealized appreciation on inflation swaps	9,712,687

Interest rate contracts	Unrealized appreciation on interest rate swaps	1,076,921

Equity contracts	Unrealized appreciation on total return swaps	103

Total		$23,765,299			$248,849

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(3,985,814)	$179,448

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	10,390,764	(3,354,486)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	(1,392,715)	63,958

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	(3,875,604)	(384,962)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	11,419,242	(6,081,169)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(346,347)	24,189

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(25,646)	103

Total		$12,183,880	$(9,552,919)

92	Sanford C. Bernstein Fund, Inc.

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the year ended September 30, 2025:

OVERLAY A PORTFOLIO
Futures:

Average notional amount of buy contracts	$304,925,355

Average notional amount of sale contracts	$50,838,954

Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$142,496,916

Average principal amount of sale contracts	$134,568,686

Purchased Options:

Average notional amount	$398,699,034

Centrally Cleared Credit Default Swaps:

Average notional amount of sale contracts	$31,253,333	(a)

Total Return Swaps:

Average notional amount	$1,227,979	(b)

(a)	Positions were open for three months during the year.

(b)	Positions were open for ten months during the year.

TAX-AWARE OVERLAY A PORTFOLIO
Futures:

Average notional amount of buy contracts	$567,139,938

Average notional amount of sale contracts	$91,735,952

Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$282,387,860

Average principal amount of sale contracts	$289,813,202

Purchased Options:

Average notional amount	$817,082,517

Centrally Cleared Credit Default Swaps:

Average notional amount of sale contracts	$60,656,667	(a)

Total Return Swaps:

Average notional amount	$2,621,369

(a)	Positions were open for three months during the year.

2025 Annual Report	93

Notes to Financial Statements (continued)

OVERLAY B PORTFOLIO
Futures:

Average notional amount of buy contracts	$215,029,204

Average notional amount of sale contracts	$35,152,397

Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$50,628,563

Average principal amount of sale contracts	$105,540,195

Purchased Options:

Average notional amount	$111,571,940

Centrally Cleared Interest Rate Swaps:

Average notional amount	$46,546,502

Centrally Cleared Inflation Swaps:

Average notional amount	$26,347,385

Centrally Cleared Credit Default Swaps:

Average notional amount of buy contracts	$15,836,047

Average notional amount of sale contracts	$8,326,538

Total Return Swaps:

Average notional amount	$422,895	(a)

(a)	Positions were open for eleven months during the year.

TAX-AWARE OVERLAY B PORTFOLIO
Futures:

Average notional amount of buy contracts	$127,763,567

Average notional amount of sale contracts	$11,441,481

Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$57,137,459

Average principal amount of sale contracts	$61,279,826

Purchased Options:

Average notional amount	$175,917,235

Interest Rate Swaps:

Average notional amount	$19,125,000

Inflation Swaps:

Average notional amount	$107,165,385

Centrally Cleared Interest Rate Swaps:

Average notional amount	$146,301,846

Centrally Cleared Inflation Swaps:

Average notional amount	$60,054,692

Centrally Cleared Credit Default Swaps:

Average notional amount of buy contracts	$14,329,231

Average notional amount of sale contracts	$12,750,000	(a)

Total Return Swaps:

Average notional amount	$939,946	(b)

(a)	Positions were open for three months during the year.

(b)	Positions were open for seven months during the year.

94	Sanford C. Bernstein Fund, Inc.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of September 30, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

OVERLAY A PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America NA	$296,113	$0	$0	$0	$296,113

Barclays Capital, Inc.	62,183	(29)	0	0	62,154

BNP Paribas SA	76,128	0	0	0	76,128

Citibank NA	8,304	0	0	0	8,304

Goldman Sachs Bank USA	1,112	0	0	0	1,112

HSBC Bank USA	15,996	(12,887)	0	0	3,109

Morgan Stanley & Co., Inc./ Morgan Stanley Capital Services LLC	3,507	(3,507)	0	0	0

State Street Bank & Trust Co.	7,969	(5,753)	0	0	2,216

UBS AG	9,359,928	0	(9,359,928)	0	0

Total	$9,831,240	$(22,176)	$(9,359,928)	$0	$449,136	^

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Barclays Capital, Inc.	$29	$(29)	$0	$0	$0

HSBC Bank USA	12,887	(12,887)	0	0	0

JPMorgan Chase Bank	13,568	0	0	0	13,568

Morgan Stanley & Co., Inc.	90,275	(3,507)	0	0	86,768

NatWest Markets PLC	31,052	0	0	0	31,052

Societe Generale	53,542	0	0	0	53,542

State Street Bank & Trust Co.	5,753	(5,753)	0	0	0

Total	$207,106	$(22,176)	$0	$0	$184,930	^

2025 Annual Report	95

Notes to Financial Statements (continued)

TAX-AWARE OVERLAY A PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America NA	$705,599	$0	$0	$0	$705,599

Barclays Capital, Inc.	129,467	(56)	0	0	129,411

BNP Paribas SA	142,324	0	0	0	142,324

Citibank NA	29,820	0	0	0	29,820

Goldman Sachs Bank USA	2,213	0	0	0	2,213

HSBC Bank USA	31,566	(27,126)	0	0	4,440

JPMorgan Chase Bank	4,456	(4,456)	0	0	0

Morgan Stanley & Co., Inc./Morgan Stanley Capital Services LLC	412	(412)	0	0	0

State Street Bank & Trust Co.	12,456	(1,540)	0	0	10,916

UBS AG	18,508,002	0	(18,508,002)	0	0

Total	$19,566,315	$(33,590)	$(18,508,002)	$0	$1,024,723	^

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Barclays Capital, Inc.	$56	$(56)	$0	$0	$0

HSBC Bank USA	27,126	(27,126)	0	0	0

JPMorgan Chase Bank	26,755	(4,456)	0	0	22,299

Morgan Stanley & Co., Inc./Morgan Stanley Capital Services LLC	171,762	(412)	0	0	171,350

NatWest Markets PLC	81,996	0	0	0	81,996

Societe Generale	95,986	0	0	0	95,986

State Street Bank & Trust Co.	1,540	(1,540)	0	0	0

Total	$405,221	$(33,590)	$0	$0	$371,631	^

96	Sanford C. Bernstein Fund, Inc.

OVERLAY B PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America NA	$185,098	$0	$0	$0	$185,098

Barclays Capital, Inc.	31,368	(34)	0	0	31,334

BNP Paribas SA	18,004	0	0	0	18,004

Citibank NA	23,378	(23,378)	0	0	0

Goldman Sachs Bank USA	307	(307)	0	0	0

HSBC Bank USA	4,428	(4,039)	0	0	389

JPMorgan Chase Bank	143	(143)	0	0	0

Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	62,142	(62,142)	0	0	0

Societe Generale	16,286	(15,225)	0	0	1,061

State Street Bank & Trust Co.	39,178	(34,012)	0	0	5,166

UBS/UBS AG	2,472,215	(51)	(2,470,000)		2,164

Total	$2,852,547	$(139,331)	$(2,470,000)	$0	$243,216	^

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Bank of New York (The)	$21,955	$0	$0	$0	$21,955

Barclays Capital, Inc.	34	(34)	0	0	0

Citibank NA	42,543	(23,378)	0	0	19,165

Goldman Sachs Bank USA	749	(307)	0	0	442

HSBC Bank USA	4,039	(4,039)	0	0	0

JPMorgan Chase Bank	3,412	(143)	0	0	3,269

Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	115,795	(62,142)	0	0	53,653

Societe Generale	15,225	(15,225)	0	0	0

State Street Bank & Trust Co.	34,012	(34,012)	0	0	0

UBS/UBS AG	51	(51)	0	0	0

Total	$237,815	$(139,331)	$0	$0	$98,484	^

2025 Annual Report	97

Notes to Financial Statements (continued)

TAX-AWARE OVERLAY B PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America NA	$143,330	$0	$0	$0	$143,330

Barclays Bank PLC/ Barclays Capital, Inc.	1,882,628	(12)	(1,790,000)	0	92,616

BNP Paribas SA	28,814	0	0	0	28,814

Citibank NA	3,567,578	(17,705)	(3,549,873)	0	0

Goldman Sachs Bank USA	476	0	0	0	476

HSBC Bank USA	6,637	(6,102)	0	0	535

JPMorgan Chase Bank NA/ JPMorgan Chase Bank	4,325,674	(4,576)	0	(4,321,098)	0

Morgan Stanley Capital Services LLC/ Morgan Stanley & Co., Inc.	1,042,442	(25,653)	(860,000)	0	156,789

State Street Bank & Trust Co.	1,069	(1,069)	0	0	0

UBS AG	3,859,588	0	(3,859,588)	0	0

Total	$14,858,236	$(55,117)	$(10,059,461)	$(4,321,098)	$422,560	^

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Barclays Bank PLC/ Barclays Capital, Inc.	$12	$(12)	$0	$0	$0

Citibank NA	17,705	(17,705)	0	0	0

HSBC Bank USA	6,102	(6,102)	0	0	0

JPMorgan Chase Bank NA/ JPMorgan Chase Bank	4,576	(4,576)	0	0	0

Morgan Stanley Capital Services LLC/ Morgan Stanley & Co., Inc.	25,653	(25,653)	0	0	0

Societe Generale	3,824	0	0	0	3,824

State Street Bank & Trust Co.	24,655	(1,069)	0	0	23,586

Total	$82,527	$(55,117)	$0	$0	$27,410	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

See Note 3. E for additional disclosure of netting arrangements regarding reverse repurchase agreements.

C.	Currency Transactions

The Portfolios may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolios may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolios may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolios and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolios may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

98	Sanford C. Bernstein Fund, Inc.

D.	TBA

The Portfolios may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

E.	Reverse Repurchase Agreements

The Overlay B Portfolio may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other Master Agreements, the Portfolio is permitted to offset payables and/or receivables with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Portfolio in the event of a default. In the event of a default by a MRA counterparty, the Portfolio may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the period ended September 30, 2025, the carrying value of the payable for the reverse repurchase agreements approximated its fair value. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as a Level 1 investment. For the period ended September 30, 2025, the average amount of reverse repurchase agreements outstanding was $2,717,868 and the daily weighted average interest rate was 4.42%. At September 30, 2025, the Portfolio had reverse repurchase agreements outstanding in the amount of $1,975,226 as reported on the statement of assets and liabilities.

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of September 30, 2025:

OVERLAY B PORTFOLIO
COUNTERPARTY	RVP LIABILITIES SUBJECT TO A MRA	SECURITIES COLLATERAL PLEDGED†*	NET AMOUNT OF RVP LIABILITIES

HSBC Securities (USA), Inc.	$1,975,226	$(1,975,226)	$0

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

NOTE 4.	Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights

2025 Annual Report	99

Notes to Financial Statements (continued)

with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the consolidated statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the consolidated statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Overlay A Portfolio transactions surrounding securities lending for the year ended September 30, 2025 is as follows:

MARKET VALUE OF SECURITIES ON LOAN*	CASH COLLATERAL*	MARKET VALUE OF NON-CASH COLLATERAL*	INCOME FROM BORROWERS	AB GOVERNMENT MONEY MARKET PORTFOLIO
				INCOME EARNED	ADVISORY FEE WAIVED

$214,530	$165,511	$57,867	$134	$730	$175

*	As of September 30, 2025.

NOTE 5	Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended September 30, 2025 and September 30, 2024 were as follows:

PORTFOLIO	2025	2024
Overlay A

Distributions paid from:

Ordinary income	$6,147,730	$4,503,411

Long-term capital gains	119,888,988	—

Total distributions paid	$126,036,718	$4,503,411

Tax-Aware Overlay A

Distributions paid from:

Ordinary income	$11,739,977	$6,500,740

Long-term capital gains	221,852,511	—

Total distributions paid	$233,592,488	$6,500,740

Overlay B

Distributions paid from:

Ordinary income	$17,681,772	$13,001,230

Total distributions paid	$17,681,772	$13,001,230

100	Sanford C. Bernstein Fund, Inc.

PORTFOLIO	2025	2024
Tax-Aware Overlay B

Distributions paid from:

Ordinary income	$18,754,213	$—

Total taxable distributions	18,754,213	—

Tax exempt distributions	8,847,690	13,230,943

Total distributions paid	$27,601,903	$13,230,943

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

PORTFOLIO	UNDISTRIBUTED ORDINARY INCOME(a)	UNDISTRIBUTED LONG-TERM GAINS	ACCUMULATED CAPITAL AND OTHER LOSSES(b)	UNREALIZED APPRECIATION/ (DEPRECIATION)(c)	TOTAL ACCUMULATED EARNINGS/ (DEFICIT)(d)
Overlay A	$774,343	$24,198,874	$(140,173)	$181,013,670	$205,846,714

Tax-Aware Overlay A	—	87,302,421	(4,423,529)	439,327,820	522,206,712

Overlay B	7,350,044	—	(137,692,506)	4,608,879	(125,733,583)

Tax-Aware Overlay B	22,324,757	768,217	(49,849,786)	67,396,704	40,639,892

(a)	Includes tax exempt income as shown below:

Tax-Aware Overlay B	6,491,394

(b)

As of September 30, 2025, certain Portfolios had capital loss carryforwards for federal income tax purposes. As of September 30, 2025, Overlay B Portfolio and Tax-Aware Overlay B Portfolio utilized capital loss carryforwards of $8,240,764 and $1,189,418, respectively. As of September 30, 2025, Overlay A Portfolio, Tax-Aware Overlay A Portfolio, Overlay B Portfolio, Tax-Aware Overlay B Portfolio deferred $140,173, $258,021, $601,853, and $49,849,786 in straddle losses, respectively. As of September 30, 2025, Tax-Aware Overlay A Portfolio had a qualified late-year loss deferral of $4,165,508.

(c)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps and passive foreign investment companies (PFICs), the realization for tax purposes of gains/losses on certain derivative instruments, the tax treatment of Puerto Rico bonds, and the tax treatment of callable bonds.

(d)	The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the accrual of foreign capital gains tax.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Portfolios are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

As of September 30, 2025, the following Portfolios had net capital loss carryforwards as follows:

PORTFOLIO	SHORT-TERM AMOUNT	LONG-TERM AMOUNT

Overlay B	$52,836,194	$84,254,459

2025 Annual Report	101

Notes to Financial Statements (continued)

NOTE 6.	Risks Involved in Investing in the Portfolios

Market Risk—The Portfolios are subject to market risk, which is the risk that securities prices in general or in particular countries or sectors may decline over short or extended periods. Securities prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency and commodity price fluctuations; inflationary pressures; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts; (including war or civil disturbance and acts of terrorism); cybersecurity events; market disruptions caused by tariffs; trade disputes; measures to address budget deficits; levels of government debt and deficits and measures to address budget deficits; downgrading of sovereign debt; sanctions or other government actions; and other factors.

The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs on various categories of goods imported from the other country, restrictions on investment and adverse impacts on affected companies and securities. For example, the current political climate between the United States and China has intensified concerns about protectionist trade policies and a potential trade war between China and the United States. The United States has imposed tariffs and other trade barriers on Chinese exports and placed other restrictions on or barriers to investments in China. Trade disputes, particularly prolonged disputes, may adversely affect the economies of the United States and its trading partners, as well as the companies directly or indirectly affected by the dispute and financial markets generally, and thus may adversely affect the value of the Portfolios’ assets. The United States government has in the recent past acted to prohibit U.S. persons, such as the Portfolios, from owning, and required them to divest, certain Chinese companies designated as related to the Chinese military. There is no assurance that more such companies will not be so designated in the future, which could limit the Portfolios’ opportunities for investment and require the sale of securities at a loss or make them illiquid. Some countries and regions in which the Portfolios invests have strained international relations due to territorial disputes, historical animosities or other defense concerns. Incidents involving a country’s or region’s security may cause uncertainty in the markets and may adversely affect a Portfolios’ investments. For example, the Chinese government is involved in a territorial dispute with Taiwan as well as other territorial disputes; the risk of a forced unification with Taiwan by the Chinese government may adversely affect securities of Chinese, Taiwan-based and other issuers both in and outside the region. If the political climate between the United States, China and other countries in Asia continues to deteriorate, economies and markets may be adversely affected.

Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the United Kingdom’s exit from the European Union; potential trade imbalances with China or other countries; or sanctions or other government actions against Russia, other nations, or individuals or companies (or countermeasures taken in response to such sanctions), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, armed conflict, including Russia’s military invasion of Ukraine and the conflict involving Israel and other countries in the Middle East, terrorism, natural disasters (including the spread of infectious illness) and other circumstances in one country or region could have profound impacts on global economies or markets. Following Russia’s invasion of Ukraine commencing in February of 2022, the United States, the European Union and other countries instituted numerous sanctions against Russia and Belarus and certain companies and individuals. Russia in turn has taken a large number of retaliatory actions, some of which effectively froze Russian securities held by U.S. investors (including U.S. funds such as the Portfolios) and investors in other countries viewed as “unfriendly” by Russia, including securities represented by depositary receipts, effectively precluding the Portfolios from buying, selling, receiving or delivering those securities or accessing income received on such securities. Since then, Russian securities held by investors in the U.S. and other jurisdictions viewed as “unfriendly” by Russia have lost all, or nearly all, of their market value, and many other issuers, securities and markets have been adversely affected. The disruption of the Russian economy has had severe adverse effects on the region and beyond, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. As a result, whether or not the Portfolios invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolios’ investments may be negatively affected.

102	Sanford C. Bernstein Fund, Inc.

Management Risk—The Portfolios are subject to management risk because they are actively-managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but these techniques, analyses and decisions may not work as intended or may not produce the desired results, and may, during certain periods, result in increased volatility for the Portfolios or cause the value of the Portfolios’ shares to go down. In some cases, derivatives and other investment techniques may be unavailable or the Adviser may determine not to use them, possibly even under market conditions where their use could benefit the Portfolios. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. In addition, the Adviser may change the Portfolios’ investment strategies or policies from time to time. Those changes may not lead to the results intended by the Adviser and could have an adverse effect on the value or performance of the Portfolios.

Allocation Risk—The allocation of investments among different global asset classes may have a significant effect on the Portfolios’ net asset value (“NAV”) when one of these asset classes is performing more poorly than others. The use of dynamic asset allocation strategies by the Adviser may result in less favorable performance than if such strategies had not been used. As direct investments, investments in other funds and derivative positions will be periodically rebalanced to reflect the Adviser’s view of market and economic conditions, there will be transaction costs which may be, over time, significant. In addition, there is a risk that asset allocation decisions may not achieve the desired results and, as a result, the Portfolios may incur significant losses.

Derivatives Risk—The Portfolios intend to use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. While hedging can guard against potential risks, there is also a risk that a derivative intended as a hedge may not perform as expected. In addition to other risks such as the credit risk of the counterparty (the party on the others side of the transaction), derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolios. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolios to suffer a potentially unlimited loss. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted as margin or collateral for derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolios more volatile and can compound other risks. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios. Use of derivatives may have different tax consequences for the Portfolios than an investment in the underlying asset or index, and such differences may affect the amount, timing and character of income distributed to shareholders. The US government and certain foreign governments have adopted regulations governing derivatives markets, including mandatory clearing of certain derivatives as well as additional regulations governing margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets.

Leverage Risk—Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment by attempting to enhance return or value without increasing the investment amount. Leverage can magnify the effects of changes in the value of the Portfolios’ investments and make it more volatile. The use of leverage may cause the Portfolios to liquidate portfolio positions when it may not be advantageous to do so.

Illiquid Investments Risk—Illiquid investments risk exists when particular investments are difficult or impossible to purchase or sell, possibly preventing the Portfolios from purchasing or selling these securities at an advantageous price. In certain cases, governmental actions could prevent sales of securities or repatriation of proceeds. Over recent years, regulatory changes have led to reduced liquidity in the marketplace, and the capacity of dealers to make markets in fixed-income securities has been outpaced by the growth in the size of the fixed-income markets. Illiquid investments risk may be magnified in a rising interest rate environment, where the value and liquidity of fixed-income securities generally go down. Illiquid securities may also be difficult to value. If the Portfolios are forced to sell an illiquid asset to meet redemption requests or other cash needs, or to try to limit losses, the Portfolios may be forced to sell at a substantial loss or may not be able to sell at all.

2025 Annual Report	103

Notes to Financial Statements (continued)

Redemption Risk—The Portfolios may experience heavy redemptions that could cause the Portfolios to liquidate their assets at inopportune times or unfavorable prices or increase or accelerate taxable gains or transaction costs and may negatively affect the Portfolios’ NAV, or performance, which could cause the value of your investment to decline. Redemption risk is heightened during periods of overall market turmoil.

Mortgage-Related and Asset-Related Securities Risk—Mortgage- and asset-related securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-related securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. Assets-related securities entail certain risks not presented by mortgage-backed securities, including the risk that it may be difficult to perfect the liens securing any collateral backing certain asset-backed securities.

Prepayment and Extension Risk—Prepayment risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. If this happens, particularly during a time of declining interest rates or credit spreads, the Portfolios will not benefit from the rise in market price that normally accompanies a decline in interest rates, and may not be able to invest the proceeds in securities providing as much income, resulting in a lower yield to the Portfolios. Conversely, extension risk is the risk that as interest rates rise or spreads widen, payments of securities may occur more slowly than anticipated by the market. If this happens, the values of these securities may go down because their interest rates are lower than current market rates and they remain outstanding longer than anticipated.

Subordination Risk—The Portfolios may invest in securities that are subordinated to more senior securities of an issuer, or which represent interests in pools of such subordinated securities. Subordinated securities will be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. The value of municipal securities may also be adversely affected by health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. There have been some municipal issuers that have defaulted on obligations, been downgraded or commenced insolvency proceedings. To the extent the Portfolios invests in a particular state’s municipal securities, it may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, wildfires, flooding and earthquakes, which may be further exacerbated by recent environmental conditions and climate change patterns. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, are subject to the risk that factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The municipal securities issued by Puerto Rico and its government agencies and municipalities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a challenging economic and fiscal environment. If the general economic situation in Puerto Rico persists or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in

104	Sanford C. Bernstein Fund, Inc.

heightened market volatility and may detract from Portfolios performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Credit Risk—This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The issuer or guarantor may default, potentially causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating, although credit ratings are opinions and not guarantees of quality. The credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations, making credit risk greater for medium-quality and lower-rated debt securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative credit risks. At times when credit risk is perceived to be greater, credit “spreads” (i.e., the difference between the yields on lower quality securities and the yields on higher quality securities) may get larger or “widen”. As a result, the values of the lower quality securities may go down more and they may become harder to sell.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of the fixed-income security. Fixed-income securities with longer durations have more interest rate risk and will decrease in price as interest-rates rise. Securities that have final maturities longer than their durations may be affected by increased credit spreads to a far greater degree than their durations would suggest, because they are exposed to credit risk until final maturity.

Foreign (Non-U.S.) Securities Risk—Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities, such as less liquid, less transparent, less regulated and more volatile markets. These risks include risks related to unfavorable or unsuccessful government actions, reduction of government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, social instability, armed conflict, and other adverse market, economic, political and regulatory factors, all of which could disrupt the financial markets in which the Portfolios invests and adversely affect the value of the Portfolios’ assets.

Emerging Markets Securities Risk—The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging market countries because the markets are less developed, less liquid and subject to increased potential for market manipulation, and there may be a greater amount of economic, political and social uncertainty. These risks are even more pronounced in “frontier” markets, which are investable markets with lower total market capitalization and liquidity than the more developed emerging markets. Emerging markets typically have fewer medical and economic resources than more developed countries, and thus they may be less able to control or mitigate the effects of a pandemic, climate change, or a natural disaster. In addition, the value of the Portfolios’ investments may decline because of factors such as unfavorable or unsuccessful government actions and reduction of government or central bank support.

Foreign Currency Risk—This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolios investments or reduce the returns of the Portfolios. For example, the value of the Portfolios’ investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

Actions by a Few Major Investors—In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolios.

Commodity Risk—The value of commodity-linked derivatives, exchange traded notes and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as changes in climate conditions, drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities. Rates of

2025 Annual Report	105

Notes to Financial Statements (continued)

inflation have recently risen, which have adversely affected economies and markets. Rising inflation has caused the Federal Reserve and other central banks to take actions—including raising interest rates. The long-term impacts of such actions are not fully known at this time. Further actions from the Federal Reserve and other central banks, including increases or decreases in interest rates, may be forthcoming and are likely to have unpredictable adverse effects on economies and markets.

Inflation-Protected Securities Risk—The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in an inflation index. Decreases in the inflation rate or in investors’ expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis. In addition, there can be no assurance that the relevant inflation index will accurately measure the rate of inflation, in which case the securities may not work as intended. These securities may be more difficult to trade or dispose of than other types of securities.

Lower-rated Securities Risk—Lower-rated securities, or junk bonds/high-yield securities, are subject to greater risk of loss of principal and interest and greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates.

Real Estate Related Securities Risk—Investing in real estate related securities includes, among others, the following risks: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; a weakening demand for new office and retail space; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. In addition, global climate change may have an adverse effect on property and security values and may exacerbate the risks of natural disasters. The COVID-19 pandemic has also impacted certain real estate sectors by accelerating the trend towards online shopping and remote-working environments. Investing in Real Estate Investment Trusts (“REITs”) involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Investing in REITs also involves risks similar to those associated with investing in small-capitalization companies. REITs may have limited financial and management resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including other AB Mutual Funds and ETFs, are subject to market and management risk. In addition, if the Portfolios acquire shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolios (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Portfolios invest.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular U.S. federal income, and if applicable, state income taxes. Unfavorable legislation, adverse interpretations by federal or state authorities, litigation or noncompliant conduct by the issuer of a municipal security could affect the tax-exempt status of municipal securities. If the Internal Revenue Service or a state authority determines that an issuer of a municipal security has not complied with applicable requirements, interest from the security could become subject to regular U.S. federal income tax and/or state personal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly, and a portion of the distributions to Portfolio shareholders could be recharacterized as taxable. The U.S. Congress has considered changes to U.S. federal tax law that would, if enacted, have a negative impact on certain types of municipal securities, such as private activity bonds, or would otherwise make investments in municipal bonds less attractive.

106	Sanford C. Bernstein Fund, Inc.

Cybersecurity Risk—As the use of the internet and other technologies has become more prevalent in the course of business, the Portfolios have become more susceptible to operational and financial risks associated with cybersecurity. Cybersecurity incidents can result from deliberate attacks such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cybersecurity failures or breaches of the Portfolios or their service providers or the issuers of securities in which the Portfolios invest have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there is no guarantee that those measures will be effective, particularly since the Portfolios do not control the cybersecurity defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.

Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Portfolio or shareholder assets, Portfolio or customer data (including private shareholder information), or proprietary information, or cause a Portfolio, the Adviser, and/or the Portfolios’ service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality, or prevent Portfolio investors from purchasing, redeeming or exchanging shares or receiving distributions. A Portfolio and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers. Cybersecurity incidents may result in financial losses to such Portfolio and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

NOTE 7.	Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the year ended September 30, 2025.

NOTE 8.	Capital-Share Transactions

As of September 30, 2025, the Sanford C. Bernstein Fund, Inc., has authorized 17.5 billion shares of common stock, par value $0.001 per share, of which 2.5 billion shares are allocated to the Overlay Portfolios. Each Class 1 and Class 2 of the Overlay Portfolios with the exception of Class 1 of the Tax-Aware Overlay A Portfolio, is allocated 300 million shares, Class 1 of the Tax-Aware Overlay A Portfolio is allocated 400 million shares.

2025 Annual Report	107

Notes to Financial Statements (continued)

Share transactions for each Portfolio for the years ended September 30, 2025 and September 30, 2024, were as follows:

	OVERLAY A PORTFOLIO

	SHARES		AMOUNT

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24
Class 1 Shares

Shares sold	1,267,659	1,405,402	$14,075,324	$17,299,810

Shares issued on reinvestment of dividends and distributions	10,518,041	223,203	107,178,838	2,707,457

Shares redeemed	(9,001,116)	(29,487,915)	(104,827,454)	(369,828,379)

Net increase (decrease)	2,784,584	(27,859,310)	$16,426,708	$(349,821,112)

Class 2 Shares

Shares sold	216,756	667,726	$2,352,212	$8,395,823

Shares issued on reinvestment of dividends and distributions	1,589,807	57,815	16,184,236	700,714

Shares redeemed	(1,975,139)	(8,705,853)	(22,646,620)	(108,793,989)

Net decrease	(168,576)	(7,980,312)	$(4,110,172)	$(99,697,452)

	TAX-AWARE OVERLAY A PORTFOLIO

	SHARES		AMOUNT

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24
Class 1 Shares

Shares sold	1,802,883	1,990,842	$21,914,902	$25,897,363

Shares issued on reinvestment of dividends and distributions	10,592,770	240,490	126,265,824	3,123,959

Shares redeemed	(20,174,555)	(42,593,372)	(252,846,732)	(564,418,726)

Net decrease	(7,778,902)	(40,362,040)	$(104,666,006)	$(535,397,404)

Class 2 Shares

Shares sold	531,675	616,641	$6,397,628	$7,825,044

Shares issued on reinvestment of dividends and distributions	3,576,552	91,876	42,668,265	1,193,473

Shares redeemed	(6,064,536)	(9,869,453)	(75,694,315)	(129,466,211)

Net decrease	(1,956,309)	(9,160,936)	$(26,628,422)	$(120,447,694)

108	Sanford C. Bernstein Fund, Inc.

	OVERLAY B PORTFOLIO

	SHARES		AMOUNT

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24
Class 1 Shares

Shares sold	1,691,912	2,280,875	$15,825,288	$20,499,321

Shares issued on reinvestment of dividends and distributions	1,015,053	815,307	9,186,230	7,191,007

Shares redeemed	(7,244,203)	(25,805,360)	(67,948,475)	(230,341,943)

Net decrease	(4,537,238)	(22,709,178)	$(42,936,957)	$(202,651,615)

Class 2 Shares

Shares sold	635,700	2,661,862	$5,916,558	$24,364,871

Shares issued on reinvestment of dividends and distributions	450,188	228,202	4,078,701	2,015,025

Shares redeemed	(4,894,432)	(6,976,954)	(45,542,107)	(62,567,197)

Net decrease	(3,808,544)	(4,086,890)	$(35,546,848)	$(36,187,301)

	TAX-AWARE OVERLAY B PORTFOLIO

	SHARES		AMOUNT

	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24	YEAR ENDED 9/30/25	YEAR ENDED 9/30/24
Class 1 Shares

Shares sold	1,164,012	1,409,421	$12,785,540	$14,969,807

Shares issued on reinvestment of dividends and distributions	1,273,059	629,550	13,952,427	6,585,561

Shares redeemed	(12,552,748)	(25,095,884)	(137,982,739)	(266,045,732)

Shares issued in connection with the Reorganization	0	16,027,973	0	172,225,431

Net decrease	(10,115,677)	(7,028,940)	$(111,244,772)	$(72,264,933)

Class 2 Shares

Shares sold	228,847	246,733	$2,476,807	$2,588,529

Shares issued on reinvestment of dividends and distributions	432,317	243,422	4,735,378	2,547,381

Shares redeemed	(4,605,520)	(11,309,478)	(50,524,680)	(119,094,229)

Shares issued in connection with the Reorganization	0	6,746,731	0	72,487,699

Net decrease	(3,944,356)	(4,072,592)	$(43,312,495)	$(41,470,620)

NOTE 9.	Merger and Reorganization

At the Board meeting held on October 25-26, 2023, the Board of the Portfolio approved the acquisition of the assets and assumption of the liabilities of the Acquired Portfolios. The Portfolios have the same investment objective and similar investment strategies. The Reorganization was completed at the close of business February 23, 2024. Pursuant to the

2025 Annual Report	109

Notes to Financial Statements (continued)

Reorganization, the assets and liabilities of the Acquired Portfolios shares were transferred in exchange for the shares of the Acquiring Portfolio, in a tax-free exchange as follows:

PORTFOLIO	SHARES OUTSTANDING BEFORE THE REORGANIZATION	SHARES OUTSTANDING IMMEDIATELY AFTER THE REORGANIZATION	AGGREGATE NET ASSETS BEFORE THE REORGANIZATION		AGGREGATE NET ASSETS IMMEDIATELY AFTER THE REORGANIZATION
Tax-Aware Overlay C Portfolio	12,433,219	-0-	$130,882,361	+	$-0-

Tax-Aware Overlay N Portfolio	10,761,579	-0-	113,830,769	++	-0-

Tax-Aware Overlay B Portfolio	42,166,571	64,941,392	453,077,319		697,790,449

+	Includes unrealized appreciation of $11,996,716.
++	Includes unrealized appreciation of $5,663,882.

Assuming the acquisition of the Acquired Portfolio’s had been completed on October 1, 2023, the Acquiring Portfolio’s pro forma results of operations for the year ended September 30, 2025, are as follows:

Net investment income	$16,321,156

Net realized and unrealized gain on investments	98,808,145

Net increase in net assets resulting from operations	$115,129,301

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquiring Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since February 23, 2024.

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolios were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

NOTE 10.	Subsequent Events

At meetings held on November 4-5, 2025, the Adviser recommended, and the Board of Directors of the Fund (the “Board”) approved, effective November 14, 2025, the Adviser voluntarily waiving its fees and/or bearing certain expenses of the Overlay Portfolios, so that total expenses of the Portfolios do not exceed, on an annualized basis, 0.84% of average daily net assets for Class 1 of the Overlay A and Tax-Aware Overlay A Portfolios and 0.77% of average daily net assets for Class 1 of the Overlay B and Tax-Aware Overlay B Portfolios, respectively.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Portfolios’ financial statements through this date.

110	Sanford C. Bernstein Fund, Inc.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Sanford C. Bernstein Fund, Inc. and Shareholders of Overlay A Portfolio, Tax-Aware Overlay A Portfolio, Overlay B Portfolio, and Tax-Aware Overlay B Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Overlay A Portfolio, Tax-Aware Overlay A Portfolio, Overlay B Portfolio and Tax-Aware Overlay B Portfolio (four of the nine portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter collectively referred to as the “Portfolios”) as of September 30, 2025, the related statements of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of September 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2025 and each of the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

November 26, 2025

We have served as the auditor of one or more investment companies in the AB Group of Mutual Funds since at least 1985. We have not been able to determine the specific year we began serving as auditor.

2025 Annual Report	111

2025 Federal Tax Information (Unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by each applicable Portfolio during the taxable year ended September 30, 2025. For corporate shareholders, the following percentages of dividends paid by each Portfolio qualify for the dividends received deduction. Additionally, for foreign shareholders the following percentages of ordinary income dividends paid by each Portfolio may be considered to be qualifying to be taxed as interest-related dividends.

PORTFOLIO	DIVIDENDS RECEIVED DEDUCTION% (CORPORATE SHAREHOLDERS)	% OF QUALIFIED INTEREST INCOME (FOREIGN SHAREHOLDERS)
Overlay A	49.38%	22.18%

Tax-Aware Overlay A	71.16%	17.35%

Overlay B	0.00%	72.20%

Tax-Aware Overlay B	5.47%	70.96%

For the taxable year ended September 30, 2025, each Portfolio designates the following amounts as the maximum amount that may be considered qualified dividend income for individual shareholders.

PORTFOLIO	QUALIFIED DIVIDEND INCOME
Overlay A	$6,147,730

Tax-Aware Overlay A	11,739,977

Overlay B	1,269,631

Tax-Aware Overlay B	2,490,113

For the taxable year ended September 30, 2025, the long-term capital gain distribution is as follows:

PORTFOLIO	LONG-TERM CAPITAL GAIN DISTRIBUTIONS

Overlay A	$119,888,988

Tax-Aware Overlay A	221,852,511

For the taxable year ended September 30, 2025, each Portfolio designates the following amounts to be taxed as section 163(j) interest dividends:

PORTFOLIO	163(J) INTEREST DIVIDENDS

Overlay A	$651,098

Overlay B	3,149,025

Tax-Aware Overlay B	83,620

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2026.

112	Sanford C. Bernstein Fund, Inc.

Board Consideration of Investment Management Arrangement

Sanford C. Bernstein Fund, Inc. (the “Fund”) is subject to Section 15 of the Investment Company Act of 1940, as amended. Section 15 provides that any investment advisory agreement with a registered investment company such as the Fund may continue in effect for a period of more than two years from the date of its execution, only so long as such continuance is specifically approved at least annually by the board of directors (or by vote of a majority of the outstanding voting securities of the investment company). Pursuant to this requirement, the Fund’s Board of Directors, all of whom were not interested persons of the Fund (the “Independent Directors”), unanimously approved the continuation of the Investment Management Agreement between the Fund, on behalf of (i) the Emerging Markets Portfolio, (ii) the New York Municipal, California Municipal, Diversified Municipal, and Intermediate Duration Portfolios (collectively, the “Fixed Income Portfolios”), and (iii) the Overlay A, Tax-Aware Overlay A, Overlay B, and Tax-Aware Overlay B Portfolios (the “Overlay Portfolios” and collectively with the Emerging Markets Portfolio and the Fixed Income Portfolios, the “Portfolios”) of the Fund, and AllianceBernstein L.P. (the “Adviser”)( the “Investment Management Agreement” or the “Agreement”) at a meeting held on October 23-24, 2024.

The following discussion describes the considerations in connection with the Board’s review of the Investment Management Agreement.

In connection with the annual review of the continuation of the Investment Management Agreement, on July 25, 2024, at an in-person meeting, the Board of Directors received a presentation with respect to the 2023 profitability of the Adviser regarding the Fund and the Portfolios. Also, in connection with such annual review, counsel to the Independent Directors sent a letter to the Adviser dated August 12, 2024, that contained a list of additional information requested by the Independent Directors to conduct their annual review. The Independent Directors received and evaluated extensive materials relating to the continuation of the Investment Management Agreement from the Adviser. In addition, the Board received materials from the Senior Vice President of the Fund and an independent fee consultant as described below. On September 19, 2024, the Board of Directors held a video conference meeting to discuss its review of the Investment Management Agreement and the materials the Directors had been provided. At that meeting, the Independent Directors met separately with their independent counsel and the Senior Vice President and their independent fee consultant in executive sessions. Following the September 19, 2024 meeting, the Independent Directors, through counsel, requested certain additional information by means of an email from their counsel dated September 24, 2024, and the Adviser provided certain additional information by means of a memorandum dated October 11, 2024. On October 16, 2024, the Board of Directors held an executive session via video conference with independent counsel and the Senior Vice President to further discuss the additional materials the Directors had been provided. Following the October 16, 2024 conference call, the Independent Directors requested certain additional information by means of an email from their counsel dated October 18, 2024. On October 23-24, 2024, the Board of Directors held an in person meeting to continue their review of the Investment Management Agreement. During this meeting, the Adviser provided further information requested by the Independent Directors relating to contract renewal, and the Independent Directors also met separately with counsel to the Independent Directors as well as the Senior Vice President to review the contract renewal materials provided by the Adviser and additional materials prepared by the Senior Vice President. At the conclusion of this meeting, the Board approved the continuation of the Investment Management Agreement for an additional annual term as described below.

In approving the Investment Management Agreement, the Board, including the Independent Directors, considered all information it deemed reasonably necessary to evaluate the terms of the Investment Management Agreement and considered whether the Agreement would be in the best interests of the Fund. In particular, the Board considered the information that was provided to them by the Adviser in response to their requests, as well as information prepared by the Senior Vice President and the independent fee consultant at the request of the Board. The Fund’s Senior Vice President assists the Board (as well as the boards of other funds sponsored by the Adviser) in evaluating investment management agreements and certain other plans and agreements pursuant to which the Adviser or its affiliates provide services to the Funds. The Board also considered other information provided to the Board in connection with the July 25, 2024, September 19, 2024 and October 23-24, 2024 meetings and throughout the past year.

The information considered by the Board included information with respect to the nature, extent and quality of services provided, investment performance, fees and expenses, profitability, economies of scale, and fall-out benefits and other revenue.

2025 Annual Report	113

Board Consideration of Investment Management Arrangement (continued)

In the Board’s consideration of the factors discussed below, no single factor was considered in isolation or to be determinative to the decision of the Board to approve the Investment Management Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered and in the exercise of the Directors’ business judgment, that it was in the best interests of the Fund to approve the Investment Management Agreement including the fees to be charged for services thereunder, as summarized below.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Portfolio (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). Both the peer group and the funds within the peer group, with respect to the fee and expense data, were available from ISS Market Intelligence (“ISS”), an independent provider of investment company data. The Senior Vice President also performed analyses of the advisory fees, and compared such analyses to the Portfolios’ peer groups. In addition, the Board received and considered information from an independent fee consultant regarding the fees and expenses of the Portfolios as well as their investment performance.

The Board noted that (i) the contractual advisory fee of the Emerging Market Portfolio was below the median of the peer group; (ii) the contractual advisory fee of each Fixed Income Portfolio, other than the Intermediate Duration Portfolio, was below the median of the peer group; and (iii) the contractual advisory fee of each Overlay Portfolio, other than the Overlay B Portfolio was above the median of the peer group, and the contractual advisory fee of the Overlay B Portfolio was at the median. With respect to the advisory fees charged to the Intermediate Duration Portfolio, the Directors noted the independent fee consultant’s assessment that the advisory fees were within the range of peers. With respect to the advisory fees charged to the Overlay Portfolios, the Directors noted that the Portfolios are intended to have an impact on a private client’s entire account, rather than just an impact at the Portfolio level. The Board further noted that the total expense ratio for each Portfolio, other than the Overlay A Portfolio, was below the peer group median in the ISS report. The Board noted that the total expense ratio of the Overlay A Portfolio was only slightly above the median.

The Directors also considered information about the reduction in assets under management for the Overlay Portfolios, and the Adviser’s expectation that the assets under management may drop further due to changes in the Bernstein Wealth Management asset allocation models. The Board noted that a further drop in assets could affect the expenses borne by shareholders, but that the Overlay Portfolios were subject to expense caps that would limit the potential impact on expenses.

The Board also received and considered information about the services rendered, and the fee rates charged, to other clients advised by the Adviser, including information about any recent advisory fee changes with respect to other investment companies advised by the Adviser. The Board noted the differences between the services provided to the Portfolios in comparison to those provided to other types of clients, including institutional clients and other investment companies for which the Adviser acted as investment adviser or subadviser, and the differences in the entrepreneurial and other risks borne by the Adviser in serving the Portfolios compared to other types of clients.

On the basis of its review and consideration of the fees as described above and the Board’s consideration of the other factors described below, and in light of the Adviser’s implementation of certain fee waivers and/or expense caps for certain Portfolios, the Board concluded that the contractual advisory fees as proposed were reasonable.

Nature, Extent and Quality of Services Provided

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Adviser and its affiliates gained from their experience as Directors of the Fund, and their overall confidence in the Adviser’s integrity and competence they have gained from that experience. The Board also considered the Adviser’s responsiveness and attention to concerns raised by the Directors from time to time, including the Adviser’s willingness to consider and implement changes to improve investment results. The Board also considered the scope and quality of the Adviser’s investment management capabilities, other resources dedicated to performing its services, the quality of its compliance, administrative and other services provided to the Portfolios and the background and experience of the Adviser’s senior management. The Board reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Portfolio and noted the Adviser’s

114	Sanford C. Bernstein Fund, Inc.

research and investment management capabilities. The Board reviewed the compliance and administrative services of the Adviser that support the investment advisory services provided to the Portfolios.

In considering the nature and quality of the services provided by the Adviser, the Board, including the Independent Directors, received and considered information about each Portfolio’s investment performance, as well as the performance of its peer group and the performance of an appropriate benchmark index. The Board was provided with performance data versus each Portfolio’s peer group, for the 1-year, 3-year, 5-year and 10-year periods, as applicable, ended July 31, 2024 and versus each Portfolio’s benchmark index, for the relevant periods, as well as the most recently available Morningstar rating for those Portfolios with an available rating. The Board also received certain updated performance information as of September 30, 2024. In addition, the Directors considered information showing performance compared to peer groups and benchmarks for rolling calendar year periods and the year to date. The Directors also receive detailed comparative performance information for the Portfolios at each regular Board meeting during the year. The Board recognized that the benchmark indices do not account for fees and expenses incurred by a fund, including the Portfolios. The Directors also considered how peer groups have changed over time and how comparisons may differ depending upon the selection of the peer groups or benchmark indices.

In evaluating the performance of the Fixed Income Portfolios, the Directors considered whether those Portfolios may have incurred less credit risk or interest rate risk, or both, in relation to their peer groups and benchmark indices. The Directors also noted the Adviser’s explanation that certain Fixed Income Portfolios are designed to maintain higher credit quality and a more conservative approach versus the funds in their relevant peer groups. As a result of a lower risk profile, those Fixed Income Portfolios are generally expected to underperform the peer group during periods when riskier assets have outperformed and likewise are generally expected to outperform the peer group during periods when higher quality assets are in favor.

The Directors noted the complexity of the Overlay Portfolios, in particular the complexity of managing the globally diversified set of asset classes and derivatives in which the Overlay Portfolios can invest as well as the complexity of dynamically allocating assets through the Overlay Portfolios among various asset classes as economic and market conditions change in seeking to provide the desired risk/return trade-off for their investors in light of their overall Bernstein Wealth Management portfolios (and not just their investment in the Overlay Portfolios themselves). In considering the performance of the Overlay Portfolios, the Board reviewed the performance of the Overlay Portfolios’ dynamic asset allocation component and the impact of that component in the recent volatile market environment. The Board further acknowledged the difficulty in selecting relevant peer groups for the Overlay Portfolios because of their unique structure and noted that the Overlay A Portfolio and Tax-Aware Overlay A Portfolio held higher percentages of equities and international equities than the funds in their relevant peer groups.

The Board noted that each of the Portfolios, except the Overlay B Portfolio, had outperformed its benchmark index for the one-year period ending July 31, 2024, and that the Overlay B Portfolio had only slightly underperformed its benchmark index. Where the Portfolios had underperformed their peer groups or benchmark indices for certain periods, the Directors considered the Adviser’s explanations for performance and, as applicable, measures the Adviser had taken or proposed to take to improve performance.

The Board concluded that the Adviser had the experience and resources necessary to provide services of appropriate nature, quality and scope with respect to the Portfolios.

Profitability

The Board, including the Independent Directors, considered the level of the Adviser’s profits in respect of its management of the respective Portfolios. The materials provided to the Independent Directors included information indicating the profitability of the Portfolios to the Adviser for calendar years 2022 and 2023. The Directors considered the assessment of an independent consultant that had reviewed the profitability statements for consistency with cost accounting theory and industry standards. The Directors reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data, noting that the methodology was consistent with the Adviser’s internal financial reporting. The Directors acknowledged that there are many potentially acceptable allocation methodologies for cost allocation, and that in certain cases the selected allocation methodology may not capture all costs borne by the Adviser with respect to a Portfolio. The Directors noted that they received information regarding revenues

2025 Annual Report	115

Board Consideration of Investment Management Arrangement (continued)

and expenses of the Adviser’s relationship with the Fund, including those relating to the Adviser’s subsidiaries that provide transfer agency and distribution services to the Fund, and that they had focused on profitability before taxes and distribution expenses. The Directors reviewed comparative information regarding profitability for other publicly-traded advisers, recognizing that it is difficult to make comparisons of profitability among different investment advisers because only limited comparative information is publicly available and the comparisons are affected by numerous factors including different business mixes.

After reviewing all relevant factors, the Directors, including the Independent Directors, concluded that the levels of the Adviser’s profits in respect of its management of the Portfolios were not excessive.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Portfolios, whether the Portfolios have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Directors discussed possible ways in which any such economies of scale may be shared with the Portfolios, including by investment in enhanced services.

The Directors also considered the Senior Vice President materials which they received in connection with the review of the Investment Management Agreement, which included information reflecting changes in asset levels of the Portfolios and in the profitability of the Adviser over various periods.

After reviewing the profitability and economies of scale information provided by the Adviser, the Board concluded that the benefits of any economies of scale were appropriately being shared with Portfolio investors by way of, among other things and as applicable, establishing advisory fees at levels that contemplated future achievement of scale, breakpoint arrangements, and expense caps and waivers applying to select Portfolios.

Fall-Out Benefits and Other Revenue

The Board, including the Independent Directors, also took into account so-called “fall-out benefits” to the Adviser, such as soft dollar arrangements (whereby the Adviser receives the benefit of research services from many of the brokers and dealers that execute purchases and sales of securities on behalf of its clients on an agency basis), Rule 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) with respect to the retail share classes of certain Portfolios, and transfer agency fees paid by the retail share classes of certain Portfolios to a wholly-owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be lower without these benefits. They also considered other benefits potentially derived from an increase in the Adviser’s business as a result of its relationship with the Fund. The Directors concluded that these fall-out benefits to the Adviser were acceptable.

Advisory Fee Rate Schedule

On the basis of the information considered, the Board determined to approve the continuation of the Investment Management Agreement for an additional annual term, without change to the Portfolios’ contractual fee schedules, as set forth below.

PORTFOLIO	ANNUAL PERCENTAGE OF AVERAGE DAILY NEW ASSETS OF EACH PORTFOLIO
New York Municipal	0.425% of the first $1 billion; 0.375% in excess of $1 billion up to, but not exceeding $3 billion; 0.325% in excess of $3 billion up to, but not exceeding $5 billion; 0.275% of assets in excess of $5 billion

California Municipal	0.425% of the first $1 billion; 0.375% in excess of $1 billion up to, but not exceeding $3 billion; 0.325% in excess of $3 billion up to, but not exceeding $5 billion; 0.275% of assets in excess of $5 billion

116	Sanford C. Bernstein Fund, Inc.

PORTFOLIO	ANNUAL PERCENTAGE OF AVERAGE DAILY NEW ASSETS OF EACH PORTFOLIO
Diversified Municipal	0.425% of the first $1 billion; 0.375% in excess of $1 billion up to, but not exceeding $3 billion; 0.325% in excess of $3 billion up to, but not exceeding $5 billion; 0.275% in excess of $5 billion up to, but not exceeding $7 billion; 0.225% of assets in excess of $7 billion

Intermediate Duration	0.45% on the first $2.5 billion; 0.40% in excess of $2.5 billion up to, but not exceeding $5 billion; 0.35% in excess of $5 billion up to, but not exceeding $8 billion; 0.30% of assets in excess of $8 billion

Emerging Markets	0.95% of the first $2.5 billion; 0.90% in excess of $2.5 billion up to, but not exceeding $5 billion; 0.85% of assets in excess of $5 billion.

Overlay A	0.90% of the first $2.5 billion; 0.875% in excess of $2.5 billion up to, but not exceeding $5 billion; 0.85% of assets in excess of $5 billion.

Tax-Aware Overlay A	0.90% of the first $2.5 billion; 0.875% in excess of $2.5 billion up to, but not exceeding $5 billion; 0.85% of assets in excess of $5 billion.

Overlay B	0.65% of assets.

Tax-Aware Overlay B	0.65% of assets.

2025 Annual Report	117

Distributor

SANFORD C. BERNSTEIN FUND, INC.

66 HUDSON BOULEVARD EAST, NEW YORK, NY 10001

(212) 756-4097

SCBII-1947-0925

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund, Inc.

By:	/s/ Alex Chaloff
Alex Chaloff
President

Date:	November 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alex Chaloff
Alex Chaloff
President

Date:	November 28, 2025

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	November 28, 2025